UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                   Date of fiscal year end: February 28, 2009

                     Date of reporting period: May 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

TARGET TODAY FUND

 FACE/SHARE
   AMOUNT      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.09%
         N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                     $    98,298,516
         N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                 32,469,964
         N/A   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                      33,826,295
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $162,326,366)                                           164,594,775
                                                                                                            ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $162,326,366)*                100.09%                                                                 $   164,594,775
OTHER ASSETS AND LIABILITIES, NET    (0.09)                                                                        (152,614)
                                    ------                                                                  ---------------
TOTAL NET ASSETS                    100.00%                                                                 $   164,442,161
                                    ------                                                                  ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

TARGET 2010 FUND


 FACE/SHARE
   AMOUNT      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.04%
         N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                     $   272,603,584
         N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                177,800,148
         N/A   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                      18,756,704
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $455,592,492)                                           469,160,436
                                                                                                            ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $455,592,492)*               100.04%                                                                  $   469,160,436
OTHER ASSETS AND LIABILITIES, NET   (0.04)                                                                         (191,188)
                                   ------                                                                   ---------------
TOTAL NET ASSETS                   100.00%                                                                  $   468,969,248
                                   ------                                                                   ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

TARGET 2015 FUND

 FACE/SHARE
   AMOUNT      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.24%
         N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                     $    13,444,696
         N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                 14,094,663
         N/A   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                       1,141,708
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $28,118,954)                                             28,681,067
                                                                                                            ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $28,118,954)*                 100.24%                                                                 $    28,681,067
OTHER ASSETS AND LIABILITIES, NET    (0.24)                                                                         (68,074)
                                    ------                                                                  ---------------
TOTAL NET ASSETS                    100.00%                                                                 $    28,612,993
                                    ------                                                                  ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

TARGET 2020 FUND

 FACE/SHARE
   AMOUNT      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.05%
         N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                     $   309,132,251
         N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                525,967,047
         N/A   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                      34,463,709
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $838,574,065)                                           869,563,007
                                                                                                            ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $838,574,065)*                100.05%                                                                 $   869,563,007
OTHER ASSETS AND LIABILITIES, NET    (0.05)                                                                       (405,177)
                                    ------                                                                  ---------------
TOTAL NET ASSETS                    100.00%                                                                 $   869,157,830
                                    ------                                                                  ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

TARGET 2025 FUND

 FACE/SHARE
   AMOUNT      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.19%
         N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                     $     8,311,000
         N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                 23,863,363
         N/A   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                       1,322,056
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $32,609,207)                                             33,496,419
                                                                                                            ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $32,609,207)*                 100.19%                                                                 $    33,496,419
OTHER ASSETS AND LIABILITIES, NET    (0.19)                                                                         (63,118)
                                    ------                                                                  ---------------
TOTAL NET ASSETS                    100.00%                                                                 $    33,433,301
                                    ------                                                                  ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

TARGET 2030 FUND

 FACE/SHARE
   AMOUNT      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.99%
         N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                     $    97,936,611
         N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                503,123,774
         N/A   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                      24,606,438
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $603,260,710)                                           625,666,823
                                                                                                            ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $603,260,710)*                 99.99%                                                                 $   625,666,823
OTHER ASSETS AND LIABILITIES, NET     0.01                                                                           52,613
                                    ------                                                                  ---------------
TOTAL NET ASSETS                    100.00%                                                                 $   625,719,436
                                    ------                                                                  ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

TARGET 2035 FUND

 FACE/SHARE
   AMOUNT      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.69%
         N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                     $     1,696,003
         N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                 16,440,741
         N/A   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                         740,476
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $18,256,228)                                             18,877,220
                                                                                                            ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $18,256,228)*                  99.69%                                                                 $    18,877,220
OTHER ASSETS AND LIABILITIES, NET     0.31                                                                           58,972
                                    ------                                                                  ---------------
TOTAL NET ASSETS                    100.00%                                                                 $    18,936,192
                                    ------                                                                  ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

TARGET 2040 FUND

 FACE/SHARE
   AMOUNT      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.06%
         N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                     $    24,979,451
         N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                411,574,098
         N/A   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                      17,798,166
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $430,694,969)                                           454,351,715
                                                                                                            ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $430,694,969)*                100.06%                                                                 $   454,351,715
OTHER ASSETS AND LIABILITIES, NET    (0.06)                                                                        (250,671)
                                    ------                                                                  ---------------
TOTAL NET ASSETS                    100.00%                                                                 $   454,101,044
                                    ------                                                                  ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

TARGET 2045 FUND

 FACE/SHARE
   AMOUNT      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.85%
         N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                     $       394,140
         N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                  7,067,307
         N/A   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                         304,147
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $7,478,058)                                               7,765,594
                                                                                                            ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $7,478,058)*                  100.85%                                                                 $     7,765,594
OTHER ASSETS AND LIABILITIES, NET    (0.85)                                                                         (65,521)
                                    ------                                                                  ---------------
TOTAL NET ASSETS                    100.00%                                                                 $     7,700,073
                                    ------                                                                  ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

TARGET 2050 FUND

 FACE/SHARE
   AMOUNT      SECURITY NAME                                                                                     VALUE
------------   ----------------------------------------------------------                                   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.23%
         N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                     $     1,215,906
         N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                 21,802,304
         N/A   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                         938,283
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $23,062,970)                                             23,956,493
                                                                                                            ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $23,062,970)*                 100.23%                                                                 $    23,956,493
OTHER ASSETS AND LIABILITIES, NET    (0.23)                                                                         (56,107)
                                    ------                                                                  ---------------
TOTAL NET ASSETS                    100.00%                                                                 $    23,900,386
                                    ------                                                                  ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NQ NOTES

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

NOTES TO PORTFOLIO OF INVESTMENT

     The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

     Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net ASSETS, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

SECURITY TRANSACTION AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

     Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

     Effective on June 26, 2006, the Funds record their proportionate share of the applicable Master Portfolio's income, expenses, and realized and unrealized gains and losses daily.

OTHER

     For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE LIFE              PORTFOLIO OF INVESTMENTS -- MAY 31, 2008
STAGE PORTFOLIOS                        (UNAUDITED)

LIFE STAGE - CONSERVATIVE PORTFOLIO

SHARES       SECURITY NAME                                              VALUE
------       -------------                                           -----------
INVESTMENT COMPANIES: 97.80%

AFFILIATED BOND FUNDS: 58.40%
   170,872   WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND        $ 1,783,907
   214,158   WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND                1,796,787
   137,905   WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND        1,201,157
                                                                       4,781,851
                                                                     -----------
AFFILIATED STOCK FUNDS: 39.40%
    40,807   WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                   814,508
    43,815   WELLS FARGO ADVANTAGE COMMON STOCK FUND                     809,699
    16,562   WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND                400,959
    34,142   WELLS FARGO ADVANTAGE OVERSEAS FUND                         402,197
    63,081   WELLS FARGO ADVANTAGE U.S. VALUE FUND                       798,603
                                                                       3,225,966
                                                                     -----------
TOTAL INVESTMENT COMPANIES (COST $8,767,135)                           8,007,817
                                                                     -----------
TOTAL INVESTMENTS IN SECURITIES
   (COST $8,767,135)*                                     97.80%     $ 8,007,817
OTHER ASSETS AND LIABILITIES, NET                          2.20          180,467
                                                         ------      -----------
TOTAL NET ASSETS                                         100.00%     $ 8,188,284
                                                         ======      ===========

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LIFE              PORTFOLIO OF INVESTMENTS -- MAY 31, 2008
STAGE PORTFOLIOS                        (UNAUDITED)

LIFE STAGE - MODERATE PORTFOLIO

SHARES       SECURITY NAME                                              VALUE
------       -------------                                           -----------
INVESTMENT COMPANIES: 98.63%

AFFILIATED BOND FUNDS: 38.93%
   348,400   WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND          3,637,300
   439,482   WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND                3,687,250
   283,638   WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND        2,470,484
                                                                       9,795,034
                                                                     -----------
AFFILIATED STOCK FUNDS: 59.70%
   190,206   WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                 3,796,507
   204,672   WELLS FARGO ADVANTAGE COMMON STOCK FUND                   3,782,341
    76,890   WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND              1,861,511
   159,474   WELLS FARGO ADVANTAGE OVERSEAS FUND                       1,878,598
   292,292   WELLS FARGO ADVANTAGE U.S. VALUE FUND                     3,700,423
                                                                      15,019,380
                                                                     -----------
TOTAL INVESTMENT COMPANIES (COST $27,140,717)                         24,814,414
                                                                     -----------
TOTAL INVESTMENTS IN SECURITIES
   (COST $27,140,717)*                                    98.63%     $24,814,414
OTHER ASSETS AND LIABILITIES, NET                          1.37          345,340
                                                         ------      -----------
TOTAL NET ASSETS                                         100.00%     $25,159,754
                                                         ======      ===========

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LIFE              PORTFOLIO OF INVESTMENTS -- MAY 31, 2008
STAGE PORTFOLIOS                        (UNAUDITED)

LIFE STAGE - AGGRESSIVE PORTFOLIO

SHARES       SECURITY NAME                                              VALUE
------       -------------                                           -----------
INVESTMENT COMPANIES: 99.08%

AFFILIATED BOND FUNDS: 19.33%
   184,357   WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND        $ 1,924,688
   231,039   WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND                1,938,415
   149,145   WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND        1,299,052
                                                                       5,162,155
                                                                     -----------
AFFILIATED STOCK FUNDS: 79.75%
   269,668   WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                 5,382,579
   288,489   WELLS FARGO ADVANTAGE COMMON STOCK FUND                   5,331,283
   109,926   WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND              2,661,308
   224,601   WELLS FARGO ADVANTAGE OVERSEAS FUND                       2,645,801
   417,129   WELLS FARGO ADVANTAGE U.S. VALUE FUND                     5,280,858
                                                                      21,301,829
                                                                     -----------
TOTAL INVESTMENT COMPANIES (COST $28,770,708)                         26,463,984
                                                                     -----------
TOTAL INVESTMENTS IN SECURITIES
   (COST $28,770,708)*                                    99.08%     $26,463,984
OTHER ASSETS AND LIABILITIES, NET                          0.92          246,671
                                                         ------      -----------
TOTAL NET ASSETS                                         100.00%     $26,710,655
                                                         ======      ===========

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

LIFE STAGE PORTFOLIOS

NOTES TO PORTFOLIO OF INVESTMENT

The Funds' portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectuses and annual reports.

SECURITY VALUATION

     Each Fund determines its net asset value as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 4:00 p.m. (Eastern
Time) on each Fund business day. Investments in the underlying Funds are valued at the closing net asset value per share of each underlying Fund on the valuation date. The valuation policies of the Fund are consistent with the valuation policies of the underlying Funds.

     Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

     Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the NYSE. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

     Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

     Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

     Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

     Dividend income and realized gain distributions from the underlying Funds are recognized on the ex-dividend date.

     Realized gain distributions from underlying Funds are treated as realized gains.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

SUBSEQUENT EVENT

As of the open of business on July 21, 2008, each "Acquiring Fund" identified below acquired all of the ASSETS and assumed all of the liabilities of its corresponding Life Stage Portfolio designated as a "Target Fund" (each an "Acquisition", and collectively the "Acquisitions"), as shown in the table below. Each Acquiring Fund was deemed to be the accounting survivor in each Acquisition.

TARGET FUND                                 ACQUIRING FUND
-----------                           --------------------------
Life Stage - Conservative Portfolio   Moderate Balanced Fund
Life Stage - Moderate Portfolio       Growth Balanced Fund
Life Stage - Aggressive Portfolio     Aggressive Allocation Fund

The Acquisitions were completed pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees of the Trust on November 7, 2007 and by the shareholders of each Target Fund on June 30, 2008. The Acquisitions were accomplished through the following steps. Each Target Fund transferred all of its ASSETS and liabilities to the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund in an amount equal to the value of the Target Fund shares at the close of business on July 18, 2008. Each Target Fund then liquidated by distributing the corresponding Acquiring Fund shares pro rata to the Target Fund shareholders, so that Target Fund shareholders received Administrator Class shares of the corresponding Acquiring Fund with a total value equal to the value of their Target Fund shares. In connection with the Acquisitions, each Target Fund will be dissolved and terminated as a series of the Trust. Each Acquisition of a Life Stage Portfolio was structured as a taxable transaction. Shareholders should consult with their own tax advisors regarding the application of tax laws and this transaction to their particular situations.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

100% TREASURY MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
--------------   ----------------------------------------------------------   -------------   -------------   ---------------
US TREASURY SECURITIES: 100.13%
US TREASURY BILLS: 99.34%
$  125,000,000   CASH MANAGEMENT BILL##                                            2.15%        06/16/2008    $   124,895,486
   134,440,000   US TREASURY BILL##                                                1.52         06/05/2008        134,423,083
    54,705,000   US TREASURY BILL##                                                1.82         06/05/2008         54,696,726
   159,675,000   US TREASURY BILL##                                                1.85         06/05/2008        159,650,517
    31,385,000   US TREASURY BILL##                                                1.87         06/05/2008         31,380,108
    93,335,000   US TREASURY BILL##                                                0.92         06/12/2008         93,311,148
    19,750,000   US TREASURY BILL##                                                1.86         06/12/2008         19,739,796
   100,000,000   US TREASURY BILL##                                                1.88         06/12/2008         99,947,778
   250,000,000   US TREASURY BILL##                                                1.89         06/12/2008        249,869,097
   347,855,000   US TREASURY BILL##                                                0.92         06/19/2008        347,703,876
   200,000,000   US TREASURY BILL##                                                1.97         06/19/2008        199,814,417
    50,000,000   US TREASURY BILL##                                                3.28         06/19/2008         49,923,854
   400,000,000   US TREASURY BILL##                                                0.95         06/26/2008        399,746,667
    50,000,000   US TREASURY BILL##                                                1.97         06/26/2008         49,934,500
   264,975,000   US TREASURY BILL##                                                1.41         07/03/2008        264,655,558
   217,590,000   US TREASURY BILL##                                                1.41         07/10/2008        217,268,450
   101,525,000   US TREASURY BILL##                                                3.01         07/10/2008        101,206,719
    50,000,000   US TREASURY BILL##                                                3.21         07/10/2008         49,833,222
    75,000,000   US TREASURY BILL##                                                3.23         07/10/2008         74,748,646
   400,000,000   US TREASURY BILL##                                                1.10         07/17/2008        399,450,000
   125,000,000   US TREASURY BILL##                                                3.00         07/17/2008        124,538,672
   225,000,000   US TREASURY BILL##                                                1.30         07/24/2008        224,577,500
   225,000,000   US TREASURY BILL##                                                1.34         07/24/2008        224,566,125
   138,645,000   US TREASURY BILL##                                                0.75         07/31/2008        138,474,582
   250,000,000   US TREASURY BILL##                                                1.42         07/31/2008        249,420,243
    75,000,000   US TREASURY BILL##                                                2.32         07/31/2008         74,718,521
    50,000,000   US TREASURY BILL##                                                1.16         08/07/2008         49,894,583
   350,000,000   US TREASURY BILL##                                                1.60         08/07/2008        348,979,750
   100,000,000   US TREASURY BILL##                                                2.18         08/07/2008         99,605,375
   300,000,000   US TREASURY BILL##                                                1.80         08/14/2008        298,908,041
   100,000,000   US TREASURY BILL##                                                2.11         08/14/2008         99,577,208
   313,170,000   US TREASURY BILL##                                                1.86         08/21/2008        311,882,523
   122,100,000   US TREASURY BILL##                                                2.07         08/21/2008        121,545,123
   217,340,000   US TREASURY BILL##                                                1.89         08/28/2008        216,349,926
   125,000,000   US TREASURY BILL##                                                2.11         08/28/2008        124,368,646
   100,000,000   US TREASURY BILL##                                                1.86         09/18/2008         99,445,000
    75,000,000   US TREASURY BILL##                                                1.34         10/02/2008         74,661,958
    50,000,000   US TREASURY BILL##                                                1.51         10/02/2008         49,746,681
   100,000,000   US TREASURY BILL##                                                1.74         10/30/2008         99,283,333
    50,000,000   US TREASURY BILL##                                                1.75         11/06/2008         49,622,764
    50,000,000   US TREASURY BILL##                                                1.85         11/13/2008         49,582,028
    75,000,000   US TREASURY BILL##                                                1.89         11/20/2008         74,332,031
                                                                                                                6,326,280,261
                                                                                                              ---------------
US TREASURY NOTES: 0.79%
    50,000,000   US TREASURY NOTE                                                  5.00         07/31/2008         50,231,127
                                                                                                              ---------------
TOTAL US TREASURY SECURITIES (COST $6,376,511,388)                                                              6,376,511,388
                                                                                                              ===============
TOTAL INVESTMENTS IN SECURITIES
(COST $6,376,511,388)*                                                100.13%                                 $ 6,376,511,388
OTHER ASSETS AND LIABILITIES, NET                                      (0.13)                                      (8,065,663)
                                                                      ------                                  ---------------
TOTAL NET ASSETS                                                      100.00%                                 $ 6,368,445,725
                                                                      ======                                  ===============

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

               PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
MUNICIPAL BONDS & NOTES: 94.75%
CALIFORNIA: 89.75%
$  5,375,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
               CALIFORNIA COLMA BART APARTMENTS SERIES A (HOUSING
               REVENUE, BANK OF AMERICA NA LOC)ss+/-                            1.55%         11/15/2035    $     5,375,000
  45,950,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
               CALIFORNIA CROSSING APARTMENTS SERIES A (HOUSING
               REVENUE, FNMA INSURED)ss+/-                                      1.60          12/15/2037         45,950,000
   3,800,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
               CALIFORNIA JEWISH HOME SAN FRANCISCO (OTHER REVENUE,
               ALLIED IRISH BANK PLC LOC)ss+/-                                  1.25          11/15/2035          3,800,000
   2,280,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
               CALIFORNIA LA JOLLA COUNTY DAY SCHOOL SERIES A
               (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC
               LOC)ss+/-                                                        1.55          09/01/2036          2,280,000
  13,700,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
               CALIFORNIA MENLO SCHOOL (PRIVATE SCHOOL REVENUE,
               ALLIED IRISH BANK PLC LOC)ss+/-                                  1.55          09/01/2033         13,700,000
  11,200,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
               CALIFORNIA MFHR FINE ARTS BUILDING PROJECTS A (HOUSING
               REVENUE LOC)ss+/-                                                1.63          07/15/2035         11,200,000
   6,965,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
               CALIFORNIA MFHR GAIA BUILDING PROJECT SERIES A
               (HOUSING REVENUE LOC, FNMA INSURED)ss+/-                         1.63          09/15/2032          6,965,000
   8,970,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
               CALIFORNIA MFHR GENEVA POINTE APARTMENTS A (HOUSING
               REVENUE LOC)ss+/-                                                1.60          03/15/2037          8,970,000
  11,435,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
               CALIFORNIA OSHMAN FAMILY JEWISH COMMUNITY (ECONOMIC
               DEVELOPMENT REVENUE, LASALLE NATIONAL BANK NA
               LOC)ss+/-                                                        1.01          06/01/2037         11,435,000
   8,745,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2003-26 (OTHER
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                           1.63          07/01/2011          8,745,000
   7,000,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2004-34 (PROPERTY
               TAX REVENUE, MBIA INSURED)ss+/-                                  1.72          02/01/2011          7,000,000
   5,000,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2005-38 (PROPERTY
               TAX REVENUE, MBIA INSURED)ss+/-(I)                               1.72          05/01/2013          5,000,000
  10,000,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2005-63 (PROPERTY
               TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-                       1.63          08/01/2013         10,000,000
   8,500,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-40 (PROPERTY
               TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-                       1.63          08/01/2013          8,500,000
  12,500,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-41 (PROPERTY
               TAX REVENUE, AMBAC INSURED)ss+/-                                 2.62          06/01/2014         12,500,000
   7,000,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-73 (PROPERTY
               TAX REVENUE, AMBAC INSURED)ss+/-                                 1.72          08/01/2014          7,000,000
  15,700,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2007-05 (LEASE
               REVENUE, MBIA INSURED)ss+/-                                      2.62          11/01/2027         15,700,000
  28,150,000   ALAMEDA CA CORRIDOR TRANSPORTATION AUTHORITY
               (TRANSPORTATION REVENUE, AMBAC INSURED)ss+/-                     2.13          10/01/2020         28,150,000
   3,075,000   ALAMEDA CA CORRIDOR TRANSPORTATION AUTHORITY SERIES
               1514 (TRANSPORTATION REVENUE, MBIA INSURED)ss+/-                 1.76          10/01/2032          3,075,000
   2,200,000   ALAMEDA COUNTY CA IDA BEMA ELECTRONIC MANUFACTURING
               PROJECT SERIES A (IDR, COMERICA BANK NA LOC)ss+/-                1.77          04/01/2034          2,200,000
   2,105,000   ALAMEDA COUNTY CA IDA P.J.'S LUMBER INCORPORATED
               PROJECT (IDR, COMERICA BANK LOC)ss+/-                            1.77          12/01/2033          2,105,000
   5,515,000   ALHAMBRA CA USD ROCS RR II R 1292 (PROPERTY TAX
               REVENUE, CITIBANK NA LOC)ss+/-                                   1.60          08/01/2022          5,515,000
   5,510,000   ANAHEIM CA CITY SCHOOL DISTRICT RR II R-10018Z (OTHER
               REVENUE, MBIA INSURED)ss+/-                                      1.84          08/01/2031          5,510,000
  12,600,000   ANAHEIM CA HOUSING AUTHORITY PARK VISTA APARTMENTS
               (MFHR, FHLMC INSURED)ss+/-                                       1.54          07/01/2033         12,600,000
   6,000,000   ANAHEIM CA HOUSING AUTHORITY SEA WIND APARTMENTS
               PROJECT SERIES C (MFHR LOC, FNMA INSURED)ss+/-                   1.60          07/15/2033          6,000,000
   8,160,000   ANAHEIM CA PFA LEASE REVENUE (OTHER REVENUE LOC, FSA
               INSURED)ss+/-                                                    1.60          09/01/2024          8,160,000
   2,485,000   ANAHEIM CA RDA TAX ALLOCATION SERIES 2534 (OTHER
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                           1.62          02/01/2016          2,485,000
  11,665,000   ARCADIA CA USD SERIES 2679 (OTHER REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                          1.62          08/01/2013         11,665,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

               PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
CALIFORNIA (continued)
$ 12,500,000   BAKERSFIELD CA SERIES B (WATER & WASTEWATER AUTHORITY
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                           1.50%         09/01/2035    $    12,500,000
   8,750,000   BEVERLY HILLS CA PFA CAPITAL IMPROVEMENT PROJECT
               SERIES A (LEASE REVENUE)ss+/-                                    5.25          06/01/2008          8,750,000
  26,400,000   BIG BEAR LAKE CA SOUTHWEST GAS CORPORATION PROJECT
               SERIES A (IDR LOC)ss+/-                                          1.56          12/01/2028         26,400,000
  15,605,000   CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES A (HFFA
               REVENUE, WACHOVIA BANK NA LOC)ss+/-                              1.00          09/01/2025         15,605,000
  16,950,000   CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES B (HFFA
               REVENUE, WACHOVIA BANK NA LOC)ss+/-                              1.00          09/01/2025         16,950,000
  25,040,000   CALIFORNIA ALTERNATIVE ENERGY SOURCE FINANCING
               AUTHORITY GE CAPITAL CORPORATION SERIES A (ELECTRIC
               REVENUE)ss+/-                                                    1.58          10/01/2020         25,040,000
  30,775,000   CALIFORNIA COMMUNITIES NOTE PROGRAM TRAN SERIES A1 (GO
               STATES, TERRITORIES)                                             4.50          06/30/2008         30,794,530
  41,750,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CALIFORNIA
               INSTITUTE OF TECHNOLOGY SERIES B (COLLEGE & UNIVERSITY
               REVENUE, GO OF INSTITUTION)ss+/-                                 1.25          10/01/2036         41,750,000
   9,500,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CHARLES R.
               DREW UNIVERSITY (OTHER REVENUE)ss+/-                             1.50          11/01/2042          9,500,000
   5,300,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY PITZER
               COLLEGE SERIES B (COLLEGE & UNIVERSITY REVENUE, BANK
               OF NEW YORK LOC)ss+/-                                            1.32          04/01/2045          5,300,000
     600,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE
               ART CENTER DESIGN COLLEGE SERIES A (EDUCATIONAL
               FACILITIES REVENUE LOC,  ALLIED IRISH BANK PLC
               LOC)ss+/-                                                        1.35          12/01/2032            600,000
  30,000,000   CALIFORNIA HEALTH FACILITIES FINANCING STANFORD
               HOSPITAL A2 (HOSPITAL REVENUE, BANK OF AMERICA NA
               LOC)ss+/-                                                        1.45          11/15/2040         30,000,000
   2,000,000   CALIFORNIA HFA HOME MORTGAGE SERIES B (HOUSING
               REVENUE, BANQUE NATIONALE PARIS LOC)ss+/-                        1.55          02/01/2016          2,000,000
  35,115,000   CALIFORNIA HFA HOME MORTGAGE SERIES B (HOUSING
               REVENUE, BANQUE NATIONALE PARIS LOC)ss+/-                        1.55          02/01/2035         35,115,000
   5,800,000   CALIFORNIA HFA HOME MORTGAGE SERIES B (HOUSING
               REVENUE, BANQUE NATIONALE PARIS LOC)ss+/-                        1.55          08/01/2035          5,800,000
  10,200,000   CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING
               REVENUE, FORTIS BANQUE LOC)ss+/-                                 1.40          08/01/2040         10,200,000
  12,465,000   CALIFORNIA HFA HOME MORTGAGE SERIES F (OTHER REVENUE,
               LLOYDS BANK LOC)ss+/-                                            1.50          02/01/2037         12,465,000
  75,755,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING
               REVENUE)ss+/-                                                    1.50          02/01/2038         75,755,000
   8,535,000   CALIFORNIA HFA REVENUE HOUSING PROGRAM SERIES A
               (HOUSING REVENUE LOC)ss+/-                                       1.50          08/01/2036          8,535,000
  12,170,000   CALIFORNIA HFFA EAGLE 20070147 CLAss A (OTHER REVENUE,
               MBIA INSURED)ss+/-                                               2.63          11/15/2042         12,170,000
  16,820,000   CALIFORNIA HFFA REVENUE SERIES B (HFFA REVENUE LOC,
               MBIA INSURED)ss+/-                                               1.50          09/01/2028         16,820,000
   1,665,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
               IDR FISH HOUSE FOODS INCORPORATED PROJECT (ECONOMIC
               DEVELOPMENT REVENUE, COMERICA BANK NA LOC)ss+/-                  1.73          09/01/2024          1,665,000
  19,475,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
               INSURED REVENUE SERIES B (IDR LOC)ss+/-                          1.75          04/01/2042         19,475,000
   8,500,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
               ROCS RR II R 8089 (OTHER REVENUE, AMBAC
               INSURED)ss+/-                                                    1.56          07/01/2036          8,500,000
   5,135,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
               SERIES A1 (OTHER REVENUE)ss+/-                                   1.70          10/01/2047          5,135,000
   8,500,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
               SERIES A2 (OTHER REVENUE)ss+/-                                   1.70          10/01/2047          8,500,000
   6,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
               SERIES A3 (OTHER REVENUE)ss+/-                                   1.70          10/01/2047          6,000,000
   6,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
               SERIES A4 (OTHER REVENUE)ss+/-                                   1.70          10/01/2047          6,000,000
   3,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
               SOUTHERN CA PUBLIC RADIO PROJECT (OTHER REVENUE,
               ALLIED IRISH BANK PLC LOC)ss+/-                                  1.25          10/01/2025          3,000,000
   2,975,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
               ST. MARGARETS EPISCOPAL SCHOOL (OTHER REVENUE, ALLIED
               IRISH BANK PLC LOC)ss+/-                                         1.55          01/01/2038          2,975,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

               PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
CALIFORNIA (continued)
$ 25,900,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY ALLIED WASTE
               NORTH AMERICA SERIES A (OTHER REVENUE, BANK OF AMERICA
               NA LOC)ss+/-                                                     1.55%         07/01/2024    $    25,900,000
  15,350,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY WASTE
               MANAGEMENT INCORPORATED PROJECT SERIES A (SOLID WASTE
               REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                           1.55          02/01/2019         15,350,000
  10,000,000   CALIFORNIA PCFA ENVIRONMENTAL IMPROVEMENT REVENUE (IDR
               LOC)ss+/-                                                        1.60          09/01/2017         10,000,000
   4,700,000   CALIFORNIA PCFA EXXON PROJECT (IDR)ss+/-                         0.74          12/01/2012          4,700,000
  13,900,000   CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES F (IDR,
               BANK ONE CHICAGO NA LOC)ss+/-                                    1.25          11/01/2026         13,900,000
   2,000,000   CALIFORNIA PCFA WADHAM ENERGY (PCR LOC)ss+/-                     1.70          11/01/2017          2,000,000
   3,880,000   CALIFORNIA PCFA WADHAM ENERGY SERIES C (OTHER REVENUE,
               BANQUE NATIONALE PARIS LOC)ss+/-                                 1.70          11/01/2017          3,880,000
  38,500,000   CALIFORNIA SCHOOL CASH RESERVE PROGRAM COP SERIES A
               (OTHER REVENUE)                                                  4.25          07/01/2008         38,518,526
  44,590,000   CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA
               LOC)ss+/-                                                        1.29          07/01/2035         44,590,000
  61,100,000   CALIFORNIA SERIES J (HFFA REVENUE, BANK OF AMERICA NA
               LOC)ss+/-                                                        1.29          07/01/2033         61,100,000
  54,000,000   CALIFORNIA STATE (OTHER REVENUE)                                 4.00          06/30/2008         54,025,554
  10,550,000   CALIFORNIA STATE (PROPERTY TAX REVENUE LOC)ss+/-                 1.30          05/01/2034         10,550,000
   8,860,000   CALIFORNIA STATE (PROPERTY TAX REVENUE, CITIBANK NA
               LOC)ss+/-                                                        1.61          08/01/2021          8,860,000
   3,000,000   CALIFORNIA STATE CDA MFHR BAY VISTA MEADOW PARK NN1
               (HOUSING REVENUE, FNMA)ss+/-                                     1.60          12/15/2037          3,000,000
  87,475,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B1
               (POWER REVENUE)ss+/-                                             1.25          05/01/2022         87,475,000
  59,080,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B2
               (POWER REVENUE, BNP PARIBAS LOC)ss+/-                            1.40          05/01/2022         59,080,000
  45,530,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1
               (POWER REVENUE, DEXIA CREDIT LOCAL DE FRANCE
               LOC)ss+/-                                                        1.33          05/01/2022         45,530,000
   8,000,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C4
               (POWER REVENUE, JPMORGAN LOC)ss+/-                               1.48          05/01/2022          8,000,000
  61,965,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7
               (WATER REVENUE LOC, FSA INSURED)ss+/-                            1.38          05/01/2022         61,965,000
  14,995,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES 309 (ELECTRIC
               REVENUE, AMBAC INSURED)ss+/-                                     1.62          05/01/2018         14,995,000
  21,725,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C11 (POWER
               REVENUE, KBC BANK NV LOC)ss+/-                                   1.35          05/01/2022         21,725,000
   1,550,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C16 (POWER
               REVENUE, BANK OF NEW YORK LOC)ss+/-                              1.30          05/01/2022          1,550,000
  40,715,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES J2 (ELECTRIC
               REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                           1.25          05/01/2018         40,715,000
  12,400,000   CALIFORNIA STATE DWR POWER SUPPLY SUB SERIES I1 (WATER
               REVENUE)ss+/-                                                    1.25          05/01/2022         12,400,000
  97,265,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F3 (WATER
               REVENUE, BANK OF NEW YORK LOC)ss+/-                              1.25          05/01/2021         97,265,000
  35,095,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F5 (WATER
               REVENUE, CITIBANK NA LOC)ss+/-                                   1.40          05/01/2022         35,095,000
  17,500,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G1 (WATER
               REVENUE)ss+/-                                                    1.28          05/01/2011         17,500,000
  76,155,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                           1.33          05/01/2017         76,155,000
   2,000,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G7 (WATER
               REVENUE)ss+/-                                                    1.50          05/01/2017          2,000,000
   9,560,000   CALIFORNIA STATE MELOTS SERIES D169 (OTHER REVENUE,
               FIRST SECURITY BANK LOC)ss+/-                                    1.76          12/01/2028          9,560,000
  10,875,000   CALIFORNIA STATE MUNICIPAL SECURITIES TRUST RECEIPTS
               SERIES JPMC3 (OTHER REVENUE LOC)ss+/-                            1.50          06/01/2013         10,875,000
  15,705,000   CALIFORNIA STATE PUBLIC WORKS BOARD CERTIFICATES
               SERIES D (LEASE REVENUE, AMBAC INSURED)ss+/-                     4.00          12/01/2019         15,705,000
   2,975,000   CALIFORNIA STATE SERIES 1435 (COLLEGE & UNIVERSITY
               REVENUE, MBIA INSURED)ss+/-                                      2.12          11/01/2013          2,975,000
   3,955,000   CALIFORNIA STATE SERIES 2571 (OTHER REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                          1.62          06/01/2015          3,955,000
   6,100,000   CALIFORNIA STATE SERIES A SUBSERIES A1 (OTHER REVENUE,
               FORTIS BANQUE LOC)ss+/-                                          1.35          05/01/2040          6,100,000
   8,560,000   CALIFORNIA STATE SERIES A SUBSERIES A2 (OTHER
               REVENUE)ss+/-                                                    1.35          05/01/2040          8,560,000
  47,515,000   CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER REVENUE,
               BANK OF AMERICA NA LOC)ss+/-                                     1.23          05/01/2040         47,515,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

               PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
CALIFORNIA (continued)
$  9,760,000   CALIFORNIA STATE SERIES B1 (GO SCHOOL DISTRICTS,
               BANQUE NATIONALE PARIS LOC)ss+/-                                 1.38%         05/01/2033    $     9,760,000
   4,240,000   CALIFORNIA STATE SERIES D05 (PROPERTY TAX REVENUE,
               MBIA INSURED)ss+/-                                               2.41          12/01/2027          4,240,000
     600,000   CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC
               B5 (PROPERTY TAX REVENUE LOC)ss+/-                               1.23          05/01/2034            600,000
   5,900,000   CALIFORNIA STATEWIDE CDA 1030 POST STREET APARTMENTS
               SERIES Y (MFHR, FHLMC INSURED)ss+/-                              1.60          02/01/2039          5,900,000
   2,155,000   CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT C (MFHR,
               FNMA INSURED)ss+/-                                               1.75          07/01/2027          2,155,000
   6,270,000   CALIFORNIA STATEWIDE CDA AEGIS PLEASANT HILL SERIES H
               (MFHR)ss+/-                                                      1.60          07/01/2027          6,270,000
   1,370,000   CALIFORNIA STATEWIDE CDA ARCHER SCHOOL FOR GIRLS
               INCORPORATED (PRIVATE SCHOOL REVENUE, ALLIED IRISH
               BANK PLC LOC)ss+/-                                               1.55          05/01/2035          1,370,000
  12,990,000   CALIFORNIA STATEWIDE CDA AZUSA PACIFIC UNIVERSITY
               PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC
               LOC)ss+/-                                                        1.49          04/01/2039         12,990,000
   4,000,000   CALIFORNIA STATEWIDE CDA CHARTER COURT APARTMENTS
               SERIES L (MFHR, FHLMC INSURED)ss+/-                              1.63          09/01/2040          4,000,000
  14,900,000   CALIFORNIA STATEWIDE CDA DUBLIN RANCH SENIOR
               APARTMENTS (MFHR, BANK OF AMERICA NA LOC)ss+/-                   1.60          12/15/2037         14,900,000
  14,605,000   CALIFORNIA STATEWIDE CDA GEMOLOGICAL INSTITUTE
               (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)ss+/-               2.50          05/01/2025         14,605,000
   1,925,000   CALIFORNIA STATEWIDE CDA GRANDE APARTMENTS SERIES TT
               (HOUSING REVENUE, FNMA INSURED)ss+/-                             1.60          12/15/2034          1,925,000
   6,000,000   CALIFORNIA STATEWIDE CDA HERITAGE PARK APARTMENTS
               SERIES C (MFHR, FHLMC INSURED)ss+/-                              1.60          01/01/2038          6,000,000
   8,500,000   CALIFORNIA STATEWIDE CDA HORIZONS INDIO SERIES F
               (HOUSING REVENUE, CITIBANK NA LOC)ss+/-                          1.60          07/01/2038          8,500,000
  11,337,000   CALIFORNIA STATEWIDE CDA IVY HILL APARTMENTS PROJECT
               SERIES I (MFHR, FNMA INSURED)ss+/-                               1.60          02/01/2033         11,337,000
   6,000,000   CALIFORNIA STATEWIDE CDA JOHN MUIR HEALTH SERIES A
               (HOSPITAL REVENUE, UBS AG LOC)ss+/-                              1.00          08/15/2036          6,000,000
   5,580,000   CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES
               JJ (MFHR, US BANK NA LOC)ss+/-                                   1.40          11/01/2031          5,580,000
  18,110,000   CALIFORNIA STATEWIDE CDA LIVERMORE VALLEY ARTS CENTER
               PROJECT (OTHER REVENUE, BANK OF NEW YORK LOC)ss+/-               1.29          12/01/2036         18,110,000
   6,500,000   CALIFORNIA STATEWIDE CDA MARINEARS POINTE SERIES A
               (MFHR, FNMA INSURED)ss+/-                                        1.32          02/15/2036          6,500,000
  10,000,000   CALIFORNIA STATEWIDE CDA MFHR BELMONT PROJECT SERIES F
               (MFHR LOC)ss+/-                                                  1.60          06/15/2038         10,000,000
  18,290,000   CALIFORNIA STATEWIDE CDA MFHR BYRON PARK PROJECT
               Css+/-                                                           1.60          01/20/2031         18,290,000
  10,900,000   CALIFORNIA STATEWIDE CDA MFHR CANYON COUNTRY
               APARTMENTS SERIES M (MFHR LOC, FHLMC INSURED)ss+/-               1.60          12/01/2034         10,900,000
   2,900,000   CALIFORNIA STATEWIDE CDA MFHR GLEN HAVEN APARTMENTS
               SERIES AA (HOUSING REVENUE LOC)ss+/-                             1.79          12/01/2011          2,900,000
   3,985,000   CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS APARTMENTS
               SERIES R (MFHR LOC, FNMA INSURED)ss+/-                           1.60          10/15/2030          3,985,000
   3,200,000   CALIFORNIA STATEWIDE CDA MFHR SERIES AA (HOUSING
               REVENUE LOC)ss+/-                                                1.60          04/15/2035          3,200,000
   3,800,000   CALIFORNIA STATEWIDE CDA NATIONAL CENTER INTERNATIONAL
               SCHOOLS A (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK
               PLC LOC)ss+/-                                                    1.36          05/01/2026          3,800,000
  14,340,000   CALIFORNIA STATEWIDE CDA OAKMONT SENIOR LIVING SERIES
               Y (MFHR, FNMA INSURED)ss+/-                                      1.60          08/01/2031         14,340,000
   8,640,000   CALIFORNIA STATEWIDE CDA OLYMPUS PARK APARTMENTS
               SERIES Y (MFHR, FNMA INSURED)ss+/-                               1.60          10/15/2030          8,640,000
  11,200,000   CALIFORNIA STATEWIDE CDA PRAVILLIONS APARTMENTS SERIES
               M (MFHR, FNMA INSURED)ss+/-                                      1.60          08/15/2034         11,200,000
  29,975,000   CALIFORNIA STATEWIDE CDA REVENUEss+/-                            1.61          07/01/2044         29,975,000
   5,265,000   CALIFORNIA STATEWIDE CDA SEASONS SENIOR APARTMENTS
               SERIES B (MFHR, FNMA INSURED)ss+/-                               1.60          05/15/2037          5,265,000
  15,500,000   CALIFORNIA STATEWIDE CDA SERIES 2680 (OTHER REVENUE,
               JPMORGAN CHASE BANK LOC)ss+/-                                    1.72          05/15/2016         15,500,000
   5,665,000   CALIFORNIA STATEWIDE CDA SUNRISE OF DANVILLE PROJECT
               SERIES A (MFHR, FNMA INSURED)ss+/-                               1.60          05/01/2027          5,665,000
   2,000,000   CALIFORNIA STATEWIDE CDA TOURO UNIVERSITY PROJECT
               (COLLEGE & UNIVERSITY REVENUE, JPMORGAN CHASE BANK
               LOC)ss+/-                                                        1.50          09/01/2029          2,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

               PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
CALIFORNIA (continued)
$ 10,000,000   CALIFORNIA STATEWIDE CDA UNIVERSITY OF SAN DIEGO
               (COLLEGE & UNIVERSITY REVENUE, BANQUE NATIONALE PARIS
               LOC)ss+/-                                                        1.49%         10/01/2045    $    10,000,000
   4,000,000   CALIFORNIA STATEWIDE CDA VILLA PASEO SENIOR PROJECT MM
               (MFHR, EAST WEST BANK LOC)ss+/-                                  1.60          11/01/2035          4,000,000
   3,620,000   CALIFORNIA STATEWIDE CDA VILLAGE AT HESPERIA SERIES
               CCC (MFHR, FNMA INSURED)ss+/-                                    1.60          11/15/2039          3,620,000
   4,375,000   CALIFORNIA STATEWIDE CDA VILLAGE AT NINTH APARTMENTS
               SERIES D (HOUSING REVENUE, FNMA INSURED)ss+/-                    1.62          11/15/2035          4,375,000
  15,150,000   CALIFORNIA STATEWIDE CDA WESTERN UNIVERSITY HEALTH
               SERIES A (OTHER REVENUE, BANK OF NEW YORK LOC)ss+/-              1.40          06/01/2039         15,150,000
  17,065,000   CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT (MFHR
               LOC, FNMA INSURED)ss+/-                                          1.60          10/15/2026         17,065,000
   1,605,000   CARSON CA RDA SERIES 696 (OTHER REVENUE, AMBAC
               INSURED)ss+/-                                                    2.63          10/01/2041          1,605,000
   1,900,000   CASTACIC CA USD COP SCHOOL FACILITIES BRIDGE FUNDING
               PROGRAM (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE
               LOC)ss+/-                                                        1.65          09/01/2026          1,900,000
   5,460,000   CHICO CA USD SERIES D146 (PROPERTY TAX REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                          1.66          08/01/2026          5,460,000
   8,005,000   CHINO BASIN CA REGIONAL FINANCING AUTHORITY INLAND
               EMPIRE UTILITY SERIES B (WATER REVENUE, DEXIA CREDIT
               LOCAL DE FRANCE LOC)ss+/-                                        1.29          06/01/2032          8,005,000
   2,100,000   CONCORD CA MFHR (OTHER REVENUE LOC)ss+/-                         1.55          12/01/2016          2,100,000
  14,500,000   CONTRA COSTA COUNTY CA CREEKVIEW APARTMENTS SERIES B
               (MFHR, FHLMC INSURED)ss+/-                                       1.60          07/01/2036         14,500,000
   2,000,000   CONTRA COSTA COUNTY CA MFHR (HOUSING REVENUE
               LOC)ss+/-                                                        1.60          10/15/2033          2,000,000
   2,000,000   CONTRA COSTA COUNTY CA MFHR SERIES B REMARKETED
               09/28/94 (MFHR LOC, FNMA INSURED)ss+/-                           1.32          11/15/2022          2,000,000
  11,000,000   CORONA CA HOUSEHOLD BANK PROJECT Bss+/-                          1.35          02/01/2023         11,000,000
   7,500,000   CORONADO CA CDA ROCS RR II 451 (TAX INCREMENTAL
               REVENUE, AMBAC INSURED)ss+/-                                     1.83          09/01/2035          7,500,000
  10,000,000   DESERT CA COMMUNITY COLLEGE DISTRICT (PROPERTY TAX
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                           1.60          08/01/2037         10,000,000
   4,000,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-457 (OTHER
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                           1.60          08/01/2032          4,000,000
   1,110,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-561 (OTHER
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                           1.60          07/01/2031          1,110,000
   2,950,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-600 (WATER
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                           1.60          02/01/2038          2,950,000
   5,460,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-621
               (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-             1.60          08/01/2023          5,460,000
   4,065,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-628
               (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-             1.60          08/01/2031          4,065,000
   2,995,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-629
               (PROPERTY TAX REVENUE, MBIA INSURED)ss+/-                        1.60          08/01/2031          2,995,000
   4,520,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-630
               (PROPERTY TAX REVENUE, MBIA INSURED)ss+/-                        1.60          02/01/2024          4,520,000
   9,550,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-631
               (PROPERTY TAX REVENUE, MBIA INSURED)ss+/-                        1.60          09/01/2027          9,550,000
   6,570,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-632
               (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-             1.60          08/01/2033          6,570,000
   2,395,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-500
               (OTHER REVENUE, AMBAC INSURED)ss+/-                              1.63          11/01/2038          2,395,000
   1,025,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-575
               (OTHER REVENUE, AMBAC INSURED)ss+/-                              1.60          09/01/2029          1,025,000
   6,460,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-625
               (OTHER REVENUE, AMBAC INSURED)ss+/-                              1.60          06/01/2028          6,460,000
     600,000   EAST BAY CA MUD SUBSERIES A2 (WATER REVENUE, DEXIA
               CREDIT LOCAL DE FRANCE LOC)ss+/-                                 1.25          06/01/2038            600,000
   4,475,000   EAST BAY CA MUD SUBSERIES A3 (OTHER REVENUE, DEXIA
               CREDIT LOCAL DE FRANCE LOC)ss+/-                                 1.25          06/01/2038          4,475,000
  23,520,000   EAST BAY CA MUD SUBSERIES A4 (OTHER REVENUE, DEXIA
               CREDIT LOCAL DE FRANCE LOC)ss+/-                                 1.30          06/01/2038         23,520,000
   6,950,000   EAST BAY CA MUD SUBSERIES B1 (OTHER REVENUE, DEXIA
               CREDIT LOCAL DE FRANCE LOC)ss+/-                                 1.29          06/01/2038          6,950,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

               PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
CALIFORNIA (continued)
$  6,925,000   EAST BAY CA MUD SUBSERIES B2 (OTHER REVENUE, DEXIA
               CREDIT LOCAL DE FRANCE LOC)ss+/-                                 1.33%         06/01/2038    $     6,925,000
   7,105,000   EAST BAY CA MUD SUBSERIES C (OTHER REVENUE, DEXIA
               CREDIT LOCAL DE FRANCE LOC)ss+/-                                 1.29          06/01/2027          7,105,000
   7,500,000   EAST BAY CA MUD SUBSERIES C1 (OTHER REVENUE)ss+/-                1.33          06/01/2026          7,500,000
   5,000,000   EAST BAY CA MUD SUBSERIES C3 (OTHER REVENUE)ss+/-                1.25          06/01/2026          5,000,000
  12,000,000   EAST BAY CA MUD SUBSERIES C4 (OTHER REVENUE)ss+/-                1.29          06/01/2026         12,000,000
  10,000,000   EAST BAY CA MUD SUBSERIES C5 (OTHER REVENUE)ss+/-                1.30          06/01/2026         10,000,000
  16,000,000   EAST BAY CA MUD SUBSERIES C6 (OTHER REVENUE)ss+/-                1.30          06/01/2026         16,000,000
  31,800,000   EASY BAY CA MUD SUBSERIES A1 (OTHER REVENUE, DEXIA
               CREDIT LOCAL DE FRANCE LOC)ss+/-                                 1.30          06/01/2038         31,800,000
  11,200,000   EVERGREEN CA ELEMENTARY SCHOOL DISTRICT MERLOTS SERIES
               D152 (PROPERTY TAX REVENUE, MBIA INSURED)ss+/-                   1.66          09/01/2024         11,200,000
   4,780,000   FONTANA CA PFA TAX ALLOCATION SERIES 2702 (OTHER
               REVENUE, AMBAC INSURED)ss+/-                                     2.37          04/01/2014          4,780,000
   1,600,000   FREMONT CA COP (LEASE REVENUE, KBC BANK NV LOC)ss+/-             1.60          08/01/2022          1,600,000
   9,800,000   FREMONT CA TREETOPS APARTMENTS SERIES A (HOUSING
               REVENUE, FNMA INSURED)ss+/-                                      1.60          08/15/2026          9,800,000
   8,845,000   GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION
               SERIES 1421 (OTHER REVENUE, AMBAC INSURED)ss+/-                  3.20          06/01/2045          8,845,000
   7,400,000   HAYWARD CA HOUSING AUTHORITY MFHR BARRINGTON HILLS
               SERIES A (HOUSING REVENUE LOC, FNMA INSURED)ss+/-                1.32          06/15/2025          7,400,000
   4,000,000   HAYWARD CA MFHR SHOREWOOD SERIES A REMARKETED 03/17/94
               (MFHR LOC, FGIC INSURED)ss+/-                                    1.45          07/15/2014          4,000,000
   6,450,000   HAYWARD CA MFHR TENNYSON GARDENS APARTMENTS PROJECT
               SERIES A (HOUSING REVENUE LOC, US BANK NA
               INSURED)ss+/-                                                    1.40          08/01/2032          6,450,000
   1,000,000   HEMET CA MFHR SUNWEST RETIREMENT SERIES A (MFHR LOC,
               FHLMC INSURED)ss+/-                                              1.32          01/01/2025          1,000,000
   5,190,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING
               PROGRAM (LEASE REVENUE, FIRST SECURITY BANK
               LOC)ss+/-                                                        1.70          02/01/2028          5,190,000
   4,205,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING
               PROGRAM (LEASE REVENUE, FIRST SECURITY BANK
               LOC)ss+/-                                                        1.70          02/01/2038          4,205,000
   2,825,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING
               PROGRAM (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE
               LOC)ss+/-                                                        1.70          02/01/2018          2,825,000
   4,476,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 (OTHER
               REVENUE)ss+/-                                                    1.25          09/02/2029          4,476,000
   2,700,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 (SPECIAL TAX
               REVENUE LOC)ss+/-                                                1.25          09/02/2022          2,700,000
   3,550,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT
               DISTRICT #97-17 (OTHER REVENUE, STATE STREET BANK &
               TRUST LOC)ss+/-                                                  1.25          09/02/2023          3,550,000
  13,140,000   KINGS COUNTY CA HOUSING AUTHORITY EDGEWATER LLSE
               APARTMENTS SERIES A (MFHR, FNMA INSURED)ss+/-                    1.33          02/15/2031         13,140,000
   5,500,000   LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET
               APARTMENTS PROJECT SERIES C (HOUSING REVENUE
               LOC)ss+/-                                                        1.32          12/01/2026          5,500,000
  14,163,000   LONG BEACH CA COMMUNITY COLLEGE DISTRICT SERIES 1399
               (PROPERTY TAX REVENUE, FGIC INSURED)ss+/-                        2.09          05/01/2030         14,163,000
   2,135,000   LONG BEACH CA HARBOR REVENUE SERIES 418 (AIRPORT
               REVENUE LOC, FGIC INSURED)ss+/-                                  2.12          05/15/2020          2,135,000
  13,090,000   LOS ANGELES CA BEVERLY PARK APARTMENTS SERIES A (MFHR,
               FHLMC INSURED)ss+/-                                              1.60          08/01/2018         13,090,000
   5,380,000   LOS ANGELES CA COMMUNITY COLLEGE DISTRICT SERIES 2864
               (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-             1.62          08/01/2014          5,380,000
  12,200,000   LOS ANGELES CA COMMUNITY RDA ACADEMY VILLAGE
               APARTMENTS SERIES A (MFHR, FHLMC INSURED)ss+/-                   1.55          10/01/2029         12,200,000
   7,265,000   LOS ANGELES CA COMMUNITY RDA MFHR SECOND & CENTRAL
               APARTMENTS PROJECT (HOUSING REVENUE LOC)ss+/-                    1.55          12/01/2038          7,265,000
   6,290,000   LOS ANGELES CA COMMUNITY RDA SECURITY BUILDING PROJECT
               SERIES A (MFHR, FNMA INSURED)ss+/-                               1.65          06/01/2037          6,290,000
   3,935,000   LOS ANGELES CA COP LOYOLA HIGH SCHOOL SERIES A (LEASE
               REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                         1.55          12/01/2035          3,935,000
   2,000,000   LOS ANGELES CA DEPARTMENT OF AIRPORTS LOS ANGELES
               INTERNATIONAL AIRPORT SERIES C1 (AIRPORT REVENUE,
               BANQUE NATIONALE PARIS LOC)ss+/-                                 1.35          05/15/2020          2,000,000
  44,000,000   LOS ANGELES CA DW&Pss+/-                                         1.60          07/01/2039         44,000,000
   9,250,000   LOS ANGELES CA DW&P CLASS A (WATER REVENUE, AMBAC
               INSURED)ss+/-                                                    1.61          07/01/2035          9,250,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

               PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
CALIFORNIA (continued)
$  2,220,000   LOS ANGELES CA HOUSING AUTHORITY MEADOWRIDGE
               APARTMENTS PROJECT (MFHR, FNMA INSURED)ss+/-                     1.50%         09/01/2018    $     2,220,000
   4,700,000   LOS ANGELES CA MFHR FOUNTAIN PARK PROJECT SERIES P
               (MFHR LOC)ss+/-                                                  1.65          04/15/2033          4,700,000
   3,540,000   LOS ANGELES CA MISSION VILLAGE TERRACE APARTMENTS
               (MFHR, EAST WEST BANK LOC)ss+/-                                  1.60          07/01/2027          3,540,000
  16,000,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A2 (POWER
               REVENUE, US BANK NA LOC)ss+/-                                    1.35          07/01/2035         16,000,000
   8,875,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A3 (POWER
               REVENUE)ss+/-                                                    1.31          07/01/2035          8,875,000
  12,400,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A8 (WATER
               REVENUE)ss+/-                                                    1.32          07/01/2035         12,400,000
  14,990,000   LOS ANGELES CA RR II R-11281 (OTHER REVENUE, AMBAC
               INSURED)ss+/-                                                    1.63          07/01/2037         14,990,000
  14,995,000   LOS ANGELES CA SERIES 184 (WATER REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                          1.62          01/01/2009         14,995,000
  18,115,000   LOS ANGELES CA SUBSERIES A7 (WATER REVENUE)ss+/-                 1.31          07/01/2035         18,115,000
   8,580,000   LOS ANGELES CA SUBSERIES B1 (ELECTRIC REVENUE)ss+/-              1.25          07/01/2034          8,580,000
  45,500,000   LOS ANGELES CA SUBSERIES B1 (WATER REVENUE, DEXIA
               CREDIT LOCAL DE FRANCE LOC)ss+/-                                 1.33          07/01/2035         45,500,000
  22,000,000   LOS ANGELES CA TRAN (PROPERTY TAX REVENUE)                       4.50          06/30/2008         22,013,642
   5,460,000   LOS ANGELES CA UNION UNIVERSITY SCHOOL DISTRICT ROCS
               RR II R-8052 (PROPERTY TAX REVENUE, AMBAC
               INSURED)ss+/-                                                    1.63          07/01/2027          5,460,000
   3,400,000   LOS ANGELES CA USDss+/-                                          1.87          07/01/2013          3,400,000
   7,260,000   LOS ANGELES CA USD (PROPERTY TAX REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                          1.60          01/01/2011          7,260,000
   7,335,000   LOS ANGELES CA USD (PROPERTY TAX REVENUE, MBIA
               INSURED)ss+/-                                                    1.65          07/01/2022          7,335,000
  12,075,000   LOS ANGELES CA USD COP SERIES C (LEASE REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                          1.27          10/01/2025         12,075,000
  25,700,000   LOS ANGELES CA USD SERIES 1201 (PROPERTY TAX REVENUE,
               AMBAC INSURED)ss+/-                                              2.09          07/01/2030         25,700,000
   1,955,500   LOS ANGELES CA USD SERIES 2008 (OTHER REVENUE, AMBAC
               INSURED)ss+/-                                                    2.09          07/01/2023          1,955,500
   5,485,000   LOS ANGELES CA USD SERIES 2009 (EDUCATIONAL FACILITIES
               REVENUE, AMBAC INSURED)ss+/-                                     2.09          07/01/2026          5,485,000
  31,575,000   LOS ANGELES CA USD TRAN SERIES A                                 4.00          12/29/2008         31,720,019
  20,000,000   LOS ANGELES CA USD TRAN SERIES A2                                3.75          12/29/2008         20,064,859
   5,000,000   LOS ANGELES CA WASTE WATER SYSTEM SUBSERIES G (SEWER
               REVENUE, BANK OF AMERICA NA LOC)ss+/-                            1.37          06/01/2032          5,000,000
   6,950,000   LOS ANGELES CA WASTEWATER SUBSERIES D (SEWER REVENUE,
               BANK OF NOVA SCOTIA)ss+/-                                        1.38          06/01/2028          6,950,000
   2,800,000   LOS ANGELES CA WASTEWATER SYSTEM SERIES 2254 (OTHER
               REVENUE, MBIA INSURED)ss+/-                                      1.77          06/01/2013          2,800,000
     100,000   LOS ANGELES CA WASTEWATER SYSTEM SUBSERIES A (SEWER
               REVENUE, BANK OF NOVA SCOTIA)ss+/-                               1.33          06/01/2028            100,000
   9,070,000   LOS ANGELES CA WATER & POWER MUNICIPAL SECURITIES
               TRUST RECEIPTS SERIES JPMC1 (WATER REVENUE, MBIA
               INSURED)ss+/-                                                    1.75          01/01/2009          9,070,000
   5,995,000   LOS ANGELES CA WATER & POWER REVENUE SERIES 182 FSA
               INSURED (WATER REVENUE LOC)ss+/-                                 1.62          01/01/2009          5,995,000
   5,000,000   LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B 6
               (UTILITIES REVENUE)ss+/-                                         1.25          07/01/2034          5,000,000
  30,800,000   LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B8
               (POWER REVENUE, BANK OF AMERICA LOC)ss+/-                        1.33          07/01/2034         30,800,000
  31,900,000   LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS
               (HOUSING REVENUE LOC)ss+/-                                       1.70          09/01/2030         31,900,000
  26,400,000   LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR MALIBU
               CANYON APARTMENTS B (HOUSING REVENUE LOC)ss+/-                   1.50          06/01/2010         26,400,000
  66,250,000   LOS ANGELES COUNTY CA TRAN (PROPERTY TAX REVENUE)                4.50          06/30/2008         66,292,856
   6,560,000   MANTECA CA RDA TAX ALLOCATION SERIES 1423 (TAX
               INCREMENTAL REVENUE, AMBAC INSURED)ss+/-                         3.09          10/01/2036          6,560,000
  38,045,000   MENLO PARK CA CDA LAS PULGAS COMMUNITY DEVELOPMENT
               (TAX ALLOCATION REVENUE, AMBAC INSURED)ss+/-                     1.25          01/01/2031         38,045,000
  18,000,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS
               SERIES A1 (WATER REVENUE, BANK OF AMERICA NA
               LOC)ss+/-                                                        1.35          07/01/2037         18,000,000
   7,120,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS
               SERIES A2 (WATER REVENUE LOC, JPMORGAN CHASE BANK
               INSURED)ss+/-                                                    1.33          07/01/2023          7,120,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

               PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
CALIFORNIA (continued)
$  4,650,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS
               SERIES A2 (WATER REVENUE, CITIBANK NA LOC)ss+/-                  1.25%         07/01/2021    $     4,650,000
  33,685,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS
               SERIES C3 (WATER REVENUE LOC)ss+/-                               1.23          07/01/2030         33,685,000
   5,575,000   MODESTO CA MFHR LIVE OAK APARTMENTS PROJECT (HOUSING
               REVENUE LOC, FNMA INSURED)ss+/-                                  1.65          09/15/2024          5,575,000
   5,995,000   MODESTO CA PFA LEASE REVENUE SERIES 354 (LEASE REVENUE
               LOC, AMBAC INSURED)ss+/-                                         3.09          09/01/2029          5,995,000
   2,448,000   MONTEREY PENINSULA CA COMMUNITY COLLEGE DISTRICT
               SERIES 2484 (OTHER REVENUE, FIRST SECURITY BANK
               LOC)ss+/-                                                        1.62          02/01/2016          2,448,000
  22,950,000   MORGAN HILL CA RDA TAX ALLOCATION OJO DE AGUA
               REDEVELOPMENT PROJECT A (OTHER REVENUE)ss+/-                     1.38          09/01/2033         22,950,000
   2,000,000   MURRIETA VALLEY CA USD COP SCHOOL FACILITIES BRIDGE
               FUNDING PROGRAM (LEASE REVENUE, FIRST SECURITY BANK
               LOC)ss+/-                                                        1.55          06/01/2039          2,000,000
  14,154,500   NAPA VALLEY CA SERIES 1808 (PROPERTY TAX REVENUE, FGIC
               INSURED)ss+/-                                                    2.09          08/01/2046         14,154,500
  18,000,000   NEWPORT BEACH CA HOAG MEMORIAL HOSPITAL SERIES D
               (HCFR, BANK OF AMERICA NA LOC)ss+/-                              1.29          12/01/2040         18,000,000
   5,140,000   NORTHERN CA POWER AGENCY HYDROELECTRIC PROJECT 1
               SERIES A (ELECTRIC REVENUE, DEXIA CREDIT LOCAL DE
               FRANCE LOC)ss+/-                                                 1.29          07/01/2032          5,140,000
   4,810,000   NORTHERN CA POWER AGENCY PUBLIC POWER SERIES 836
               (ELECTRIC REVENUE, MBIA INSURED)ss+/-                            1.74          07/01/2023          4,810,000
  12,500,000   OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE
               REVENUE SERIES C1 (LEASE REVENUE LOC)ss+/-                       1.43          02/01/2025         12,500,000
   7,800,000   ONTARIO CA IDA (IDR, BANK OF AMERICA LOC)ss+/-                   1.27          04/01/2015          7,800,000
   4,000,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PARK
               RIDGE VILLAS PROJECT (HOUSING REVENUE LOC, FNMA
               INSURED)ss+/-                                                    1.32          11/15/2028          4,000,000
  14,900,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PROJECT
               PARK PLACE APARTMENTS ISSUE A (HOUSING REVENUE LOC,
               FHLB INSURED)ss+/-                                               1.60          04/01/2024         14,900,000
  12,600,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES
               B ALISO CREEK PROJECT FHLMC LOC (HOUSING REVENUE
               LOC)ss+/-                                                        1.40          11/01/2022         12,600,000
   8,619,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES
               D HARBOR POINTE PROJECT (HOUSING REVENUE, FHLMC
               LOC)ss+/-                                                        1.32          12/01/2022          8,619,000
     500,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES
               G3 (HOUSING REVENUE LOC)ss+/-                                    1.32          11/15/2028            500,000
      57,500   ORANGE COUNTY CA SANITATION DISTRICTS COP FLOATERS
               SERIES 1032 (SEWER REVENUE LOC)ss+/-                             2.09          02/01/2033             57,500
   1,075,000   ORANGE COUNTY CA SANITATION DISTRICTS COP SERIES 25297
               (SEWER REVENUE, FIRST SECURITY BANK LOC)ss+/-                    1.62          02/01/2015          1,075,000
   3,500,000   ORANGE COUNTY CA SANITATION DISTRICTS COP SERIES B
               (LEASE REVENUE LOC)ss+/-                                         1.25          08/01/2030          3,500,000
  52,015,000   ORANGE COUNTY CA WATER DISTRICT SERIES A (WATER
               REVENUE, LLOYDS TSB BANK PLC LOC)ss+/-                           1.30          08/01/2042         52,015,000
   9,515,000   PASADENA CA COMMUNITY DEVELOPMENT COMMISSION HOLLY
               STREET APARTMENTS SERIES A (HOUSING REVENUE, FNMA
               INSURED)ss+/-                                                    1.65          12/15/2033          9,515,000
   5,820,000   PERALTA CA COMMUNITY COLLEGE DISTRICT P-FLOATS PT 2212
               (PROPERTY TAX REVENUE, MBIA INSURED)ss+/-                        1.60          08/01/2008          5,820,000
   5,000,000   PITTSBURG CA PUBLIC FINANCING AUTHORITY WATER (WATER
               REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                         1.32          06/01/2035          5,000,000
  63,515,000   PITTSBURG CA REDEVELOPMENT AGENCY TAX ALLOCATION LOS
               MEDANOS COMMUNITY SERIES A (TAX ALLOCATION REVENUE
               LOC)ss+/-                                                        1.25          09/01/2035         63,515,000
   5,280,000   PLACENTIA YORBA LINDA CA USD SERIES 2714 (PROPERTY TAX
               REVENUE, MBIA INSURED)ss+/-                                      1.77          02/01/2014          5,280,000
   7,285,000   PORT OF OAKLAND CA TRANSPORTATION REVENUE MBIA
               INSURED  (TRANSPORTATION REVENUE LOC)ss+/-                       1.72          05/01/2010          7,285,000
  11,085,000   POWAY CD REDEVELOPMENT AGENCY TAX ALLOCATION SERIES
               372 MBIA INSURED (TAX ALLOCATION REVENUE LOC)ss+/-               2.12          06/15/2011         11,085,000
   7,000,000   RANCHO CA WATER DISTRICT FINANCING AUTHORITY SERIES B
               (OTHER REVENUE, UBS AG LOC)ss+/-                                 1.35          08/01/2031          7,000,000
   9,485,000   RANCHO SANTIAGO CA COMMUNITIES COLLEGE DISTRICT
               (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-             1.76          09/01/2026          9,485,000
   2,475,000   REDONDO BEACH CA PFA TAX ALLOCATION REVENUE AVIATION
               HIGH REDEVELOPMENT PROJECT (PROPERTY TAX REVENUE,
               ALLIED IRISH BANK PLC LOC)ss+/-                                  2.13          07/01/2030          2,475,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

               PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
CALIFORNIA (continued)
$  8,725,000   RIVERSIDE CA COMMUNITY COLLEGE DISTRICT (OTHER
               REVENUE, MBIA INSURED)ss+/-                                      1.60%         08/01/2032    $     8,725,000
  12,000,000   RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA
               LOC)ss+/-                                                        1.35          03/01/2037         12,000,000
   5,420,000   RIVERSIDE COUNTY CA COMMUNITY FACILITIES DISTRICT
               SERIES 88-4 (SPECIAL TAX REVENUE LOC, KBC BANK
               LOC)ss+/-                                                        1.45          09/01/2014          5,420,000
   1,600,000   RIVERSIDE COUNTY CA HOUSING AUTHORITY MOUNTAIN VIEW
               APARTMENTS SERIES A (MFHR, REDLANDS FEDERAL
               S&L)ss+/-                                                        1.32          08/01/2025          1,600,000
   3,200,000   RIVERSIDE COUNTY CA IDA IDR CRYOGENIC PROJECT ISSUE B
               (IDR LOC)ss+/-                                                   1.61          07/05/2014          3,200,000
   2,600,000   ROWLAND CA USD ROCS RR II R- 9201 (OTHER REVENUE,
               FIRST SECURITY BANK LOC)ss+/-                                    1.62          08/01/2031          2,600,000
   7,000,000   SACRAMENTO CA HOUSING AUTHORITY SHENANDOAH APARTMENTS
               SERIES F (HOUSING REVENUE, FNMA INSURED)ss+/-                    1.60          09/15/2036          7,000,000
   1,050,000   SACRAMENTO CA SUBURBAN WATER DISTRICT COP SERIES A2
               (LEASE REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                  1.29          11/01/2028          1,050,000
   5,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY (HOUSING
               REVENUE, FNMA INSURED)ss+/-                                      1.32          07/15/2029          5,000,000
   5,315,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY (MFHR, CITIBANK
               NA LOC)ss+/-                                                     1.74          07/01/2035          5,315,000
   7,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR ARLINGTON
               CREEK APARTMENT SERIES I (HOUSING REVENUE LOC)ss+/-              1.60          05/15/2034          7,000,000
   6,835,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR CASCADES
               SERIES D (HOUSING REVENUE)ss+/-                                  1.60          09/15/2035          6,835,000
   9,140,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR LOGAN PART
               APARTMENTS ISSUE E (HOUSING REVENUE, FHLMC
               INSURED)ss+/-                                                    1.68          05/01/2042          9,140,000
   6,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR NORMANDY
               PARK APARTMENTS SERIES A (HOUSING REVENUE LOC)ss+/-              1.60          02/15/2033          6,000,000
   2,900,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY SEASONS AT
               WINTER SERIES C2 (MFHR, FHLMC INSURED)ss+/-                      1.40          08/01/2034          2,900,000
  16,200,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD
               APARTMENTS PROJECT ISSUE A (MFHR, FHLMC
               INSURED)ss+/-                                                    1.54          12/01/2022         16,200,000
  10,000,000   SACRAMENTO COUNTY CA RIVER POINTE APARTMENTS SERIES B
               (MFHR, FNMA INSURED)ss+/-                                        1.33          08/15/2027         10,000,000
   2,635,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING
               AUTHORITY (WATER & SEWER REVENUE)ss+/-                           1.70          12/01/2035          2,635,000
   5,050,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING
               AUTHORITY SUBORDINATE LIEN SACRAMENTO REGULATION C
               (SEWER REVENUE LOC, CREDIT AGRICOLE INDOSUEZ
               LOC)ss+/-                                                        1.40          12/01/2030          5,050,000
   7,000,000   SAN BERNARDINO CA REDEVELOPMENT AGENCY SILVER WOODS
               APARTMENTS PROJECT (HOUSING REVENUE, FNMA
               INSURED)ss+/-                                                    1.60          05/01/2026          7,000,000
   8,225,000   SAN BERNARDINO COUNTY CA COP ROCS RR II R 2139 (OTHER
               REVENUE, MBIA INSURED)ss+/-                                      1.83          11/01/2018          8,225,000
   7,860,000   SAN BERNARDINO COUNTY CA COP SERIES A (LEASE REVENUE,
               BANK OF AMERICA NA LOC)ss+/-                                     1.35          03/01/2024          7,860,000
   5,500,000   SAN BERNARDINO COUNTY CA FLOOD CONTROL DISTRICT (WATER
               REVENUE, UBS AG LOC)ss+/-                                        1.35          08/01/2037          5,500,000
   6,115,000   SAN BERNARDINO COUNTY CA MFHR GREEN VALLEY APARTMENTS
               PROJECT SERIES A (HOUSING REVENUE LOC, FNMA
               INSURED)ss+/-                                                    1.32          05/15/2029          6,115,000
   5,600,000   SAN BERNARDINO COUNTY CA MFHR SYCAMORE TERRACE PROJECT
               SERIES A (HOUSING REVENUE LOC, FNMA INSURED)ss+/-                1.32          05/15/2029          5,600,000
  10,900,000   SAN DIEGO CA COUNTY & SCHOOL DISTRICT NOTE PARTNERSHIP
               TRAN SERIES B (PROPERTY TAX REVENUE)                             4.50          06/30/2008         10,907,079
  14,825,000   SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT
               SERIES A (HOUSING REVENUE LOC, FNMA INSURED)ss+/-                1.60          01/15/2033         14,825,000
   3,900,000   SAN DIEGO CA HOUSING AUTHORITY (MFHR, FNMA
               INSURED)ss+/-                                                    1.58          11/01/2026          3,900,000
  12,000,000   SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN
               APARTMENTS SERIES B (HOUSING REVENUE LOC)ss+/-                   1.60          01/15/2035         12,000,000
   6,215,000   SAN DIEGO CA USD SERIES 758 (EDUCATIONAL FACILITIES
               REVENUE LOC)ss+/-                                                2.09          07/01/2027          6,215,000
  12,855,000   SAN DIEGO CA USD SERIES PA 804 (EDUCATIONAL FACILITIES
               REVENUE LOC)ss+/-                                                1.60          07/01/2022         12,855,000
  34,825,000   SAN DIEGO CA USD TRAN SERIES A (PROPERTY TAX REVENUE)            4.50          07/22/2008         34,863,479
  17,750,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY
               LIMITED TAX SERIES A (SALES TAX REVENUE, JPMORGAN
               CHASE BANK LOC)ss+/-                                             1.35          04/01/2038         17,750,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

               PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
CALIFORNIA (continued)
$ 40,600,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY
               LIMITED TAX SERIES B (SALES TAX REVENUE, JPMORGAN
               CHASE BANK LOC)ss+/-                                             1.40%         04/01/2038    $    40,600,000
  18,500,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY
               LIMITED TAX SERIES C (SALES TAX REVENUE, DEXIA CREDIT
               LOCAL DE FRANCE LOC)ss+/-                                        1.33          04/01/2038         18,500,000
  50,590,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY
               LIMITED TAX SERIES D (SALES TAX REVENUE, DEXIA CREDIT
               LOCAL DE FRANCE LOC)ss+/-                                        1.35          04/01/2038         50,590,000
   4,465,000   SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES 2873
               (WATER REVENUE, FIRST SECURITY BANK LOC)ss+/-                    1.67          05/01/2013          4,465,000
   3,938,500   SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES I
               (WATER REVENUE, MBIA INSURED)ss+/-                               1.77          11/01/2010          3,938,500
   8,555,000   SAN FRANCISCO CA BAY AREA RAPID TRANSIT DISTRICT
               PREREFUNDED (SALES TAX REVENUE, AMBAC INSURED)ss                 5.00          07/01/2008          8,603,954
   2,700,000   SAN FRANCISCO CA CITY & COUNTY MFHR CARTER TERRACE
               APARTMENTS SERIES B (MFHR, CITIBANK NA LOC)ss+/-                 1.77          03/01/2036          2,700,000
  14,120,000   SAN FRANCISCO CA CITY & COUNTY PUBLIC UTILITIES
               COMMISSION FOR CLEAN WATER MERLOTS SERIES B20 (WATER &
               SEWER REVENUE LOC, MBIA INSURED)ss+/-                            2.41          10/01/2022         14,120,000
  10,925,000   SAN FRANCISCO CA CITY & COUNTY RDA ORLANDO CEPEDA
               PLACE SERIES D (MFHR, CITIBANK NA LOC)ss+/-                      1.77          11/02/2033         10,925,000
   3,190,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY
               COMMUNITY FACILITIES DISTRICT #4 (OTHER REVENUE, BANK
               OF AMERICA NA LOC)ss+/-                                          1.32          08/01/2032          3,190,000
   8,000,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY
               COMMUNITY FACILITIES DISTRICT HUNTERS POINT SERIES A
               (TAX REVENUE, KBC BANK NV LOC)ss+/-                              1.55          08/01/2036          8,000,000
   5,060,000   SAN FRANCISCO CA CITY & COUNTY RR II R 6502 (PROPERTY
               TAX REVENUE, MBIA INSURED)ss+/-                                  1.63          06/15/2021          5,060,000
   9,000,000   SAN JOSE CA CINNABAR COMMONS SERIES C (HOUSING
               REVENUE, BANK OF AMERICA BANK OF AMERICA LOC)ss+/-               1.50          02/01/2037          9,000,000
   9,360,000   SAN JOSE CA MFHR RAINTREE APARTMENTS SERIES A
               (MFHR)ss+/-                                                      1.77          02/01/2038          9,360,000
   7,900,000   SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATIONss+/-             1.60          08/01/2035          7,900,000
   6,857,500   SAN JOSE CA UNION SCHOOL DISTRICT SANTA CLARA COUNTY
               FLOATERS SERIES 761 (PROPERTY TAX REVENUE LOC, FSA
               INSURED)ss+/-                                                    1.64          08/01/2027          6,857,500
   8,720,000   SAN LEANDRO CA CARLTON PLAZA SERIES A (MFHR, FNMA
               INSURED)ss+/-                                                    1.63          09/15/2032          8,720,000
   5,025,000   SAN LEANDRO CA PARKSIDE COMMONS APARTMENTS PROJECT
               (MFHR, FNMA INSURED)ss+/-                                        1.55          07/15/2018          5,025,000
  10,750,000   SAN MARCOS CA PUBLIC FACILITIES AUTHORITY (TAX
               INCREMENTAL REVENUE, AMBAC INSURED)ss+/-                         1.62          08/01/2038         10,750,000
   3,955,000   SAN MATEO COUNTY CA BOARD EDUCATION COP SERIES A
               (LEASE REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                  1.55          05/01/2035          3,955,000
   8,180,000   SAN MATEO COUNTY CA COMMUNITY COLLEGE DISTRICT ROCS RR
               II R-10022Z (PROPERTY TAX REVENUE, MBIA
               INSURED)ss+/-                                                    1.64          09/01/2033          8,180,000
  10,335,000   SAN RAMON VALLEY CA UNION SCHOOL DISTRICT MERLOTS
               SERIES D182 (PROPERTY TAX REVENUE, FIRST SECURITY BANK
               LOC)ss+/-                                                        1.76          08/01/2026         10,335,000
   9,000,000   SANTA CLARA CA SUBSERIES B (ELECTRIC PLANT REVENUE,
               DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                           1.45          07/01/2027          9,000,000
  22,000,000   SANTA CLARA COUNTY CA FINANCING AUTHORITY MULTIPLE
               FACILITIES PROJECTS SERIES M (LEASE REVENUE, BANK OF
               AMERICA NA LOC)ss+/-                                             1.25          05/15/2035         22,000,000
   5,900,000   SANTA CLARA COUNTY CA MFHR BENTON PARK CENTER
               APARTMENTS PROJECT SERIES A (MFHR LOC, FNMA
               INSURED)ss+/-                                                    1.32          12/15/2025          5,900,000
   8,650,000   SANTA CLARA VALLEY CA TRANSPORTATION AUTHORITY (SALES
               TAX REVENUE, AMBAC INSURED)ss+/-                                 1.61          04/01/2036          8,650,000
   3,120,000   SANTA ROSA CA ALDERBROOK HEIGHTS APARTMENTS (HOUSING
               REVENUE, FHLB INSURED)ss+/-                                      1.54          05/01/2040          3,120,000
   5,410,000   SIMI VALLEY CA CDA ISSUE A (HOUSING REVENUE)ss+/-                1.50          05/01/2010          5,410,000
  10,000,000   SIMI VALLEY CA MFHR LINCOLN WOOD RANCH (HOUSING
               REVENUE LOC)ss+/-                                                1.32          06/01/2010         10,000,000
  17,695,000   SIMI VALLEY CA SERIES A (MFHR LOC)ss+/-                          1.32          07/01/2023         17,695,000
   5,700,000   SIMI VALLEY CA SHADOWRIDGE APARTMENTS PROJECT (HOUSING
               REVENUE, FHLMC INSURED)ss+/-                                     1.54          09/01/2019          5,700,000
   6,100,000   SNOWLINE CA JOINT USD COP (LEASE REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                          1.65          09/01/2022          6,100,000
  22,729,000   SOUTH PLACER WASTEWATER AUTHORITY CALIFORNIA SERIES A
               (SEWER REVENUE, STATE STREET BANK & TRUST LOC)ss+/-              1.30          11/01/2035         22,729,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

               PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
CALIFORNIA (continued)
$  5,135,000   SOUTHERN CA PUBLIC POWER AUTHORITY PROJECT SERIES 1045
               (ELECTRIC REVENUE, AMBAC INSURED)ss+/-                           1.64%         07/01/2033    $     5,135,000
   5,315,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY POWER
               PROJECT REVENUE SERIES PA 1172 (ELECTRIC PLANT REVENUE
               LOC)ss+/-                                                        1.60          07/01/2011          5,315,000
  80,855,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
               TRANSMISSION PROJECT REVENUE (UTILITIES REVENUE,
               LLOYDS TSB BANK PLC LOC)ss+/-                                    1.45          07/01/2019         80,855,000
   4,125,000   TURLOCK CA IRRIGATION DISTRICT COP CAPITAL IMPROVEMENT
               PROJECT SOCIETE GENERALE LOC (LEASE REVENUE
               LOC)ss+/-                                                        1.25          01/01/2031          4,125,000
   2,155,000   TUSTIN CA USD SERIES 2558-Z (OTHER REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                          1.62          09/01/2011          2,155,000
   6,500,000   UNIVERSITY OF CALIFORNIA SERIES 1119 (COLLEGE &
               UNIVERSITY REVENUE, FIRST SECURITY BANK LOC)ss+/-                1.64          05/15/2035          6,500,000
   3,400,000   UNIVERSITY OF CALIFORNIA SERIES 2496 (OTHER REVENUE,
               FIRST SECURITY BANK LOC)ss+/-                                    1.62          05/15/2014          3,400,000
  17,400,000   UNIVERSITY OF CALIFORNIA SERIES K (COLLEGE &
               UNIVERSITY REVENUE)ss                                            5.30          09/01/2008         17,713,635
  12,000,000   UPLAND CA COMMUNITY RDA SUNSET RIDGE APARTMENTS
               (HOUSING REVENUE, EAST WEST BANK LOC)ss+/-                       1.32          08/01/2037         12,000,000
   7,750,000   VACAVILLE CA MFHR SYCAMORE APARTMENTS SERIES A
               (HOUSING REVENUE LOC)ss+/-                                       1.32          05/15/2029          7,750,000
   3,200,000   VACAVILLE CA SERIES A (HOUSING REVENUE, FNMA
               INSURED)ss+/-                                                    1.55          07/15/2018          3,200,000
  43,850,000   VENTURA COUNTY CA TRAN (PROPERTY TAX REVENUE)                    4.50          07/01/2008         43,879,823
  17,145,000   VERNON CA NATURAL GAS FINANCING AUTHORITY VERNON GAS
               PROJECT SERIES B (OTHER REVENUE, MBIA INSURED)ss+/-              1.70          08/01/2021         17,145,000
   6,590,000   VICTORVILLE CA REDEVELOPMENT AGENCY SERIES 485 (TAX
               INCREMENTAL REVENUE, FIRST SECURITY BANK LOC)ss+/-               1.67          12/01/2019          6,590,000
   5,270,000   WALNUT VALLEY CA USD SERIES D139 (PROPERTY TAX
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                           1.66          08/01/2030          5,270,000
   8,945,000   WESTLANDS CALIFORNIA WATER DISTRICT COP (LEASE
               REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                  1.28          03/01/2029          8,945,000
   2,200,000   YOSEMITE CA COMMUNITY COLLEGE DISTRICT ROCS RR II
               R-11385 (PROPERTY TAX REVENUE, CITIBANK NA LOC)ss+/-             1.60          02/01/2016          2,200,000
   3,300,000   YOSEMITE CA COMMUNITY COLLEGE DISTRICT ROCS RR II
               R-12225 (PROPERTY TAX REVENUE, CITIBANK NA LOC)ss+/-             1.60          08/01/2032          3,300,000
                                                                                                              4,313,673,456
                                                                                                            ---------------
OTHER: 0.77%
  26,375,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES 287 (OTHER
               REVENUE, MBIA INSURED)ss+/-                                      1.60          09/01/2037         26,375,000
   3,360,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-525
               (OTHER REVENUE, FGIC INSURED)ss+/-                               1.60          06/01/2035          3,360,000
   7,175,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS FLOATERS
               4420ss+/-                                                        1.65          08/01/2023          7,175,000
                                                                                                                 36,910,000
                                                                                                            ---------------
PUERTO RICO: 4.23%
   4,990,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-627A
               (SALES TAX REVENUE, AMBAC INSURED)ss+/-                          1.60          08/01/2049          4,990,000
  11,000,000   PUERTO RICO COMMONWEALTH (OTHER REVENUE, WACHOVIA BANK
               LOC)ss+/-                                                        1.45          07/01/2034         11,000,000
   7,000,000   PUERTO RICO COMMONWEALTH (PROPERTY TAX REVENUE,
               WACHOVIA BANK LOC)ss+/-                                          1.45          07/01/2034          7,000,000
  19,000,000   PUERTO RICO COMMONWEALTH (TAX REVENUE)ss+/-                      1.61          07/01/2029         19,000,000
  13,495,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION
               AUTHORITY (OTHER REVENUE, FIRST SECURITY BANK
               LOC)ss+/-                                                        1.66          07/01/2027         13,495,000
   7,200,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION
               AUTHORITY ROCS RR II R 10327CE (OTHER REVENUE)ss+/-              1.65          08/29/2009          7,200,000
   6,280,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION
               AUTHORITY SERIES 2554 (OTHER REVENUE, FIRST SECURITY
               BANK LOC)ss+/-                                                   1.67          07/01/2027          6,280,000
   7,330,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION
               AUTHORITY SERIES 2560 (FUEL SALES TAX REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                          1.67          07/01/2018          7,330,000
   3,240,000   PUERTO RICO COMMONWEALTH SERIES A6 (PROPERTY TAX
               REVENUE, UBS AG LOC)ss+/-                                        1.00          07/01/2033          3,240,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

               PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
PUERTO RICO (continued)
$ 47,000,000   PUERTO RICO COMMONWEALTH SERIES B (PROPERTY TAX
               REVENUE, WACHOVIA BANK LOC)ss+/-                                 1.25%         07/01/2032    $    47,000,000
  34,405,000   PUERTO RICO COMMONWEALTH TRAN (PROPERTY TAX REVENUE)             4.25          07/30/2008         34,450,413
  10,000,000   PUERTO RICO ELECTRIC POWER AUTHORITY P FLOATS PA 1044
               (ELECTRIC REVENUE, FIRST SECURITY BANK LOC)ss+/-                 1.62          07/01/2012         10,000,000
  10,645,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES 1815
               (POWER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                    1.67          01/01/2015         10,645,000
  10,615,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES 1816
               (POWER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                    1.67          01/01/2015         10,615,000
  11,300,000   PUERTO RICO SALES TAX FINANCING CORPORATION ROCS RR II
               R-11147 (SALES TAX REVENUE, AMBAC INSURED)ss+/-                  1.65          08/01/2049         11,300,000
                                                                                                                203,545,413
                                                                                                            ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $4,554,128,869)                                                           4,554,128,869
                                                                                                            ---------------
COMMERCIAL PAPER: 5.48%
  30,830,000   EAST BAY MUNICIPAL WATER SYSTEM                                  1.20          08/07/2008         30,830,000
  27,040,000   GOLDEN GATE BRIDGE                                               1.15          07/01/2008         27,040,000
  23,765,000   IMPERIAL IRRIGATION DISTRICT                                     1.00          06/05/2008         23,765,000
  10,135,000   LOS ANGELES DEPARTMENT OF AIRPORTS                               1.50          06/05/2008         10,135,000
   5,000,000   LOS ANGELES METROPOLITAN TRANSPORTATION                          1.25          08/07/2008          5,000,000
  19,360,000   LOS ANGELES METROPOLITAN TRANSPORTATION                          1.45          06/05/2008         19,360,000
   4,365,000   LOS ANGELES METROPOLITAN TRANSPORTATION                          2.05          06/06/2008          4,365,000
   5,720,000   SACRAMENTO MUD                                                   1.00          06/06/2008          5,720,000
  26,180,000   SACRAMENTO MUD                                                   1.80          08/06/2008         26,180,000
  14,126,000   SAN DIEGO REGIONAL AIRPORT AUTHORITY                             1.75          06/12/2008         14,126,000
  17,460,000   SAN FRANCISCO PUBLIC UTILITIES COMMISSION                        2.45          06/18/2008         17,460,000
   9,600,000   TURLOCK IRRIGATION DISTRICT                                      1.65          07/10/2008          9,600,000
   5,000,000   UNIVERSITY OF CALIFORNIA                                         1.38          06/04/2008          5,000,000
  36,540,000   UNIVERSITY OF CALIFORNIA                                         1.55          08/06/2008         36,540,000
   5,400,000   UNIVERSITY OF CALIFORNIA                                         1.65          07/10/2008          5,400,000
  22,850,000   UNIVERSITY OF CALIFORNIA                                         2.15          06/10/2008         22,850,000
TOTAL COMMERCIAL PAPER (COST $263,371,000)                                                                      263,371,000
                                                                                                            ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $4,817,499,869)*              100.23%                                                                 $ 4,817,499,869
OTHER ASSETS AND LIABILITIES, NET    (0.23)                                                                     (11,149,124)
                                    ------                                                                  ---------------
TOTAL NET ASSETS                    100.00%                                                                 $ 4,806,350,745
                                    ------                                                                  ---------------

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-     VARIABLE RATE INVESTMENTS.

(I)     ILLIQUID SECURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
CERTIFICATES OF DEPOSIT: 11.58%
$190,000,000   ABN AMRO BANK NV (LONDON)                                         2.85%        09/10/2008    $   190,000,000
  32,000,000   ABN AMRO BANK NV (NEW YORK)                                       3.01         10/24/2008         32,035,911
 139,000,000   ALLIED IRISH BANKS (NEW YORK)                                     2.86         09/09/2008        139,000,000
 115,000,000   AMERICAN EXPRESS CENTURION+/-                                     2.57         11/24/2008        115,000,000
  90,000,000   BANCO SANTANDER CENTRAL HISPANO SA                                4.16         07/11/2008         90,000,955
 100,000,000   BANK OF MONTREAL (CHICAGO)+/-                                     2.98         10/31/2008        100,000,000
 180,000,000   BANK OF MONTREAL (CHICAGO)+/-                                     3.97         10/22/2008        180,000,000
 275,000,000   BANK OF SCOTLAND PLC (NEW YORK)+/-                                2.83         11/10/2008        275,000,000
 200,000,000   BARCLAYS BANK PLC (NEW YORK)+/-                                   2.90         10/20/2008        200,000,000
 200,000,000   BARCLAYS BANK PLC (NEW YORK)                                      3.00         04/20/2009        200,000,000
 200,000,000   CALYON (NEW YORK)                                                 4.03         07/14/2008        200,000,000
 225,000,000   CREDIT SUISSE (NEW YORK)+/-                                       3.00         10/27/2008        225,000,000
  17,900,000   FORTIS BANK (NEW YORK)+/-                                         2.65         09/30/2008         17,892,417
  25,000,000   FORTIS BANK (NEW YORK)                                            2.80         10/17/2008         25,000,000
  20,000,000   NATEXIS BANQUE POPULAIR (NEW YORK)                                5.28         08/26/2008         20,107,211
 127,200,000   NATIXIS (NEW YORK)                                                2.80         08/06/2008        127,200,000
  94,000,000   NATIXIS (NEW YORK)+/-ss                                           2.90         04/01/2010         94,000,000
 150,000,000   ROYAL BANK OF SCOTLAND (NEW YORK)+/-                              2.66         07/03/2008        149,984,818
 100,000,000   U.S.  BANK NATIONAL ASSOCIATION                                   2.86         04/20/2009        100,000,000
TOTAL CERTIFICATES OF DEPOSIT (COST $2,480,221,312)                                                           2,480,221,312
                                                                                                            ---------------
COMMERCIAL PAPER: 36.64%
  35,000,000   ABN AMRO NORTH AMERICA FINANCE INCORPORATED##                     2.75         08/08/2008         34,820,868
  20,000,000   ACTS RETIREMENT-LIFE COMMUNITIES INCORPORATED##                   3.00         06/12/2008         19,983,333
  19,000,000   AEGON NV##                                                        2.72         06/16/2008         18,979,902
  34,000,000   ALLIED IRISH BANKS NA##                                           2.70         08/25/2008         33,785,800
  21,000,000   ALPINE SECURITIZATION CORPORATION##                               2.72         08/06/2008         20,896,867
  82,900,000   AMERICAN EXPRESS CREDIT##                                         2.98         07/08/2008         82,652,958
  15,000,000   AMSTEL FUNDING CORPORATION##                                      2.65         06/05/2008         14,996,688
  34,100,000   AMSTEL FUNDING CORPORATION##                                      2.78         06/03/2008         34,097,367
  40,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##                              2.90         07/29/2008         39,816,333
  90,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##                              3.04         04/20/2009         87,552,800
  20,000,000   APRECO LLC##                                                      2.60         07/17/2008         19,935,000
  43,150,000   ASB FINANCE LIMITED LONDON##                                      2.75         09/05/2008         42,836,863
  38,300,000   ASB FINANCE LIMITED LONDON##                                      3.01         05/07/2009         37,214,418
  33,500,000   ASPEN FUNDING CORPORATION##                                       2.55         06/10/2008         33,481,017
  45,700,000   ATLANTIC ASSET SECURITIZATION CORPORATION##                       2.46         06/04/2008         45,693,754
 112,000,000   BARCLAYS US FUNDING LLC##                                         3.01         08/28/2008        111,186,647
   8,000,000   BEAGLE FUNDING LLC##                                              2.50         06/02/2008          8,000,000
  93,000,000   BEAGLE FUNDING LLC##                                              2.69         08/21/2008         92,444,067
  94,300,000   BEAGLE FUNDING LLC##                                              2.77         06/09/2008         94,249,209
  53,000,000   BEAGLE FUNDING LLC##                                              2.80         06/25/2008         52,905,189
  39,000,000   BEAGLE FUNDING LLC##                                              3.00         06/18/2008         38,948,000
  35,000,000   BELMONT FUNDING LLC##                                             2.70         06/02/2008         35,000,000
  82,000,000   BELMONT FUNDING LLC##                                             2.70         06/17/2008         81,907,750
  19,000,000   BNZ INTERNATIONAL FUNDING##                                       3.68         07/14/2008         18,918,427
  11,000,000   BRYANT PARK FUNDING LLC##                                         2.72         07/14/2008         10,965,093
  20,095,000   CAFCO LLC##                                                       2.57         07/28/2008         20,014,665
  68,500,000   CAFCO LLC##                                                       2.62         08/21/2008         68,101,178
  60,000,000   CAFCO LLC##                                                       2.73         07/01/2008         59,868,050
  34,000,000   CAFCO LLC##                                                       3.10         06/11/2008         33,973,650
  93,000,000   CAISSE NATIONALE DES CAISSES##                                    2.97         10/21/2008         91,918,178
  10,000,000   CAISSE NATIONALE DES CAISSES##                                    2.97         10/24/2008          9,881,200
  44,217,000   CHARIOT FUNDING LLC##                                             2.72         06/30/2008         44,123,456
  30,000,000   CHARTA LLC##                                                      2.73         07/11/2008         29,911,275
 146,000,000   CHARTA LLC##                                                      2.82         06/09/2008        145,919,943
  49,000,000   CIESCO LLC##                                                      2.64         08/20/2008         48,716,127
  70,000,000   CIESCO LLC##                                                      2.69         08/14/2008         69,618,169
  18,300,000   CIESCO LLC##                                                      2.72         07/25/2008         18,226,719
 200,000,000   CIESCO LLC##                                                      2.75         07/08/2008        199,450,000
  22,500,000   CIESCO LLC##                                                      2.85         06/05/2008         22,494,656
  52,000,000   CIESCO LLC##                                                      2.90         07/25/2008         51,777,989

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
COMMERCIAL PAPER (continued)
$  8,000,000   CITIBANK OMNI MASTER TRUST##                                      3.10%        07/09/2008    $     7,974,511
 102,900,000   CITIBANK OMNI MASTER TRUST##                                      3.12         07/09/2008        102,570,034
 100,000,000   CITIBANK OMNI MASTER TRUST##                                      3.25         07/17/2008         99,593,750
  50,000,000   CITIBANK OMNI MASTER TRUST##                                      3.25         07/25/2008         49,760,764
  72,000,000   CLIPPER RECEIVABLES COMPANY LLC##                                 2.37         06/02/2008         72,000,000
  77,000,000   CLIPPER RECEIVABLES COMPANY LLC##                                 2.37         06/03/2008         76,994,931
 166,000,000   CLIPPER RECEIVABLES COMPANY LLC##                                 2.65         06/02/2008        166,000,000
  37,000,000   CLIPPER RECEIVABLES COMPANY LLC##                                 2.65         06/05/2008         36,991,829
   8,000,000   CRC FUNDING LLC##                                                 2.58         07/29/2008          7,967,320
  39,000,000   CRC FUNDING LLC##                                                 2.65         07/30/2008         38,833,492
  29,250,000   CRC FUNDING LLC##                                                 2.65         08/08/2008         29,105,741
 100,000,000   CRC FUNDING LLC##                                                 2.76         07/09/2008         99,716,333
  40,700,000   DEXIA DELAWARE LLC##                                              2.66         08/11/2008         40,489,886
  27,400,000   DNB NOR BANK ASA##                                                2.75         08/04/2008         27,268,137
  52,600,000   DNB NOR BANK ASA##                                                3.69         07/07/2008         52,411,298
  60,000,000   DNB NOR BANK ASA##                                                4.35         06/04/2008         59,985,500
  58,250,000   EBBETS FUNDING LLC##                                              2.65         06/02/2008         58,250,000
  57,000,000   EBBETS FUNDING LLC##                                              2.75         06/16/2008         56,939,042
  64,000,000   EBBETS FUNDING LLC##                                              2.85         06/10/2008         63,959,467
  56,000,000   EBBETS FUNDING LLC##                                              3.00         06/05/2008         55,986,000
  94,800,000   ELYSIAN FUNDING LLC##                                             2.60         06/04/2008         94,786,307
  11,000,000   ELYSIAN FUNDING LLC##                                             2.62         06/05/2008         10,997,598
  10,000,000   ENTERPRISE FUNDING LLC##                                          2.70         07/11/2008          9,970,750
  16,200,000   ENTERPRISE FUNDING LLC##                                          2.75         08/05/2008         16,120,800
  61,000,000   ENTERPRISE FUNDING LLC##                                          2.75         08/08/2008         60,687,799
  35,618,000   ERASMUS CAPITAL CORPORATION##                                     2.50         06/02/2008         35,618,000
 150,000,000   FAIRWAY FINANCE CORPORATION##                                     2.85         06/19/2008        149,798,125
  25,000,000   FAIRWAY FINANCE CORPORATION##                                     3.00         06/06/2008         24,991,667
  16,400,000   FALCON ASSET SECURITIZATION COMPANY LLC##                         2.45         06/04/2008         16,397,768
  90,900,000   FALCON ASSET SECURITIZATION COMPANY LLC##                         2.56         07/07/2008         90,673,760
 105,000,000   FORTIS FUNDING LLC##                                              2.67         10/07/2008        104,012,840
  37,500,000   FOXBORO FUNDING LIMITED+/-(I)                                     3.19         11/07/2008         37,500,000
  72,100,000   GALLEON CAPITAL LLC##                                             2.40         06/02/2008         72,100,000
  42,000,000   GALLEON CAPITAL LLC##                                             2.40         06/03/2008         41,997,200
 162,700,000   GALLEON CAPITAL LLC##                                             2.53         06/04/2008        162,677,132
 131,000,000   GALLEON CAPITAL LLC##                                             2.67         06/02/2008        131,000,000
  19,300,000   GEMINI SECURITIZATION CORPORATION LLC##                           2.67         08/07/2008         19,205,527
  59,850,000   GEMINI SECURITIZATION CORPORATION LLC##                           2.80         06/03/2008         59,845,345
  83,012,000   GEMINI SECURITIZATION CORPORATION LLC##                           2.90         06/05/2008         82,991,939
  35,000,000   GEMINI SECURITIZATION CORPORATION LLC##                           2.97         07/30/2008         34,832,525
  42,700,000   GOVCO LLC##                                                       2.70         07/14/2008         42,565,495
  14,000,000   INTESA FUNDING LLC##                                              2.78         06/16/2008         13,984,864
  98,700,000   IRISH LIFE & PERMANENT PLC##                                      2.94         06/10/2008         98,635,516
  51,000,000   KBC FINANCE PRODUCTION INTERNATIONAL LIMITED##                    4.08         06/12/2008         50,942,271
  40,000,000   KBC FINANCE PRODUCTION INTERNATIONAL LIMITED##                    4.37         06/04/2008         39,990,289
  91,200,000   LEHMAN BROTHERS HOLDING INCORPORATED##                            2.57         06/27/2008         91,037,233
  12,000,000   LIBERTY STREET FUNDING LLC##                                      2.40         06/02/2008         12,000,000
  50,000,000   LIBERTY STREET FUNDING LLC##                                      2.64         07/11/2008         49,857,000
  60,000,000   LIBERTY STREET FUNDING LLC##                                      2.64         07/14/2008         59,815,200
  78,750,000   LIBERTY STREET FUNDING LLC##                                      2.78         07/10/2008         78,518,912
  39,000,000   LIBERTY STREET FUNDING LLC##                                      2.85         06/25/2008         38,928,988
  17,000,000   LIBERTY STREET FUNDING LLC##                                      2.90         06/26/2008         16,967,133
  45,663,000   MONT BLANC CAPITAL CORPORATION##                                  2.60         06/09/2008         45,639,915
  15,000,000   MONT BLANC CAPITAL CORPORATION##                                  2.65         07/10/2008         14,958,042
  35,000,000   MONT BLANC CAPITAL CORPORATION##                                  2.67         08/05/2008         34,833,867
  86,000,000   MONT BLANC CAPITAL CORPORATION##                                  2.85         06/16/2008         85,904,683
  47,500,000   NATEXIS BANQUE POPULAIRES U.S. FINANCE COMPANY LLC##              2.94         07/07/2008         47,364,229
  88,000,000   NATIONWIDE BUILDING SOCIETY##                                     3.00         11/07/2008         86,841,333
  64,100,000   NIEUW AMSTERDAM RECEIVABLES##                                     2.70         06/06/2008         64,080,770
  40,000,000   OLD LINE FUNDING LLC##                                            2.62         08/12/2008         39,793,311
  15,000,000   OLD LINE FUNDING LLC##                                            2.63         07/10/2008         14,958,358
  24,200,000   OLD LINE FUNDING LLC##                                            2.65         08/04/2008         24,087,772
  36,900,000   PARK AVENUE RECEIVABLES##                                         2.45         06/04/2008         36,894,978

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
COMMERCIAL PAPER (continued)
$132,500,000   PICAROS FUNDING LLC##                                             2.50%        06/11/2008    $   132,417,187
  71,000,000   PICAROS FUNDING LLC##                                             2.97         07/24/2008         70,695,410
  93,000,000   PRUDENTIAL PLC##                                                  2.64         08/21/2008         92,454,400
  26,250,000   PRUDENTIAL PLC##                                                  2.70         08/07/2008         26,120,063
 100,000,000   PRUDENTIAL PLC##                                                  2.70         10/15/2008         98,987,500
  16,500,000   PRUDENTIAL PLC##                                                  2.72         07/21/2008         16,438,913
  35,000,000   PRUDENTIAL PLC##                                                  2.92         07/29/2008         34,838,183
  38,300,000   PRUDENTIAL PLC##                                                  4.09         07/07/2008         38,147,704
  17,700,000   RANGER FUNDING COMPANY LLC##                                      2.65         08/08/2008         17,612,705
  13,000,000   RANGER FUNDING COMPANY LLC##                                      2.72         06/06/2008         12,996,071
  18,900,000   RANGER FUNDING COMPANY LLC##                                      2.75         06/13/2008         18,884,119
  50,000,000   REGENCY MARKETS #1 LLC##                                          2.50         06/06/2008         49,986,111
  45,636,000   REGENCY MARKETS #1 LLC##                                          2.72         08/15/2008         45,380,844
  30,000,000   SCALDIS CAPITAL LLC##                                             2.63         08/18/2008         29,831,242
  14,500,000   SCALDIS CAPITAL LLC##                                             2.65         08/21/2008         14,414,611
  80,000,000   SCALDIS CAPITAL LLC##                                             2.79         07/10/2008         79,764,400
  16,300,000   SCALDIS CAPITAL LLC##                                             2.80         07/15/2008         16,245,486
  19,000,000   SCALDIS CAPITAL LLC##                                             2.90         06/09/2008         18,989,286
 118,000,000   SCALDIS CAPITAL LLC##                                             3.02         07/28/2008        117,445,662
  12,800,000   SHEFFIELD RECEIVABLES##                                           2.55         06/03/2008         12,799,093
  70,000,000   SHEFFIELD RECEIVABLES##                                           2.57         07/08/2008         69,820,100
  20,000,000   SHEFFIELD RECEIVABLES##                                           2.72         06/24/2008         19,966,756
  19,500,000   SHEFFIELD RECEIVABLES##                                           2.75         07/11/2008         19,441,906
  67,500,000   SHEFFIELD RECEIVABLES##                                           2.77         06/10/2008         67,458,450
  73,500,000   SOCIETE GENERALE NORTH AMERICA##                                  2.80         08/11/2008         73,099,833
  10,000,000   SOLITAIRE FUNDING LLC##                                           2.50         06/19/2008          9,988,194
  94,000,000   STADSHYPOTEK DELAWARE##                                           2.70         08/04/2008         93,555,850
  76,750,000   SURREY FUNDING CORPORATION##                                      2.65         06/12/2008         76,693,503
  25,000,000   SURREY FUNDING CORPORATION##                                      2.90         06/02/2008         25,000,000
   5,000,000   SURREY FUNDING CORPORATION##                                      2.92         06/03/2008          4,999,594
  13,000,000   SURREY FUNDING CORPORATION##                                      2.95         06/03/2008         12,998,935
  12,000,000   SWEDBANK MORTGAGE AB##                                            2.71         07/10/2008         11,965,673
  40,000,000   SWEDBANK MORTGAGE AB##                                            4.33         06/11/2008         39,956,750
  79,250,000   SWEDBANK MORTGAGE AB##                                            4.36         07/08/2008         78,904,470
 101,717,000   THAMES ASSET GLOBAL SECURITIZATION# 1 INCORPORATED##              2.45         06/03/2008        101,710,078
  11,000,000   THAMES ASSET GLOBAL SECURITIZATION# 1 INCORPORATED##              2.80         07/07/2008         10,970,056
  41,000,000   THAMES ASSET GLOBAL SECURITIZATION# 1 INCORPORATED##              2.80         07/08/2008         40,885,200
  11,500,000   THAMES ASSET GLOBAL SECURITIZATION# 1 INCORPORATED##              2.83         09/08/2008         11,411,405
  13,514,000   THAMES ASSET GLOBAL SECURITIZATION# 1 INCORPORATED##              2.95         07/11/2008         13,470,812
  39,500,000   THAMES ASSET GLOBAL SECURITIZATION# 1 INCORPORATED##              3.05         07/07/2008         39,382,872
  11,250,000   THUNDER BAY FUNDING LLC##                                         2.65         06/17/2008         11,237,578
  15,300,000   THUNDER BAY FUNDING LLC##                                         2.74         06/18/2008         15,281,368
  71,000,000   THUNDER BAY FUNDING LLC##                                         2.75         06/13/2008         70,940,340
 149,000,000   VARIABLE FUNDING CAPITAL COMPANY LLC##                            2.70         07/02/2008        148,664,750
  63,000,000   VARIABLE FUNDING CAPITAL COMPANY LLC##                            2.73         06/03/2008         62,995,223
 129,000,000   VERSAILLES COMMERCIAL PAPER LLC##                                 2.65         06/06/2008        128,962,017
   5,000,000   WINDMILL FUNDING CORPORATION##                                    2.48         06/18/2008          4,994,489
  39,528,000   YORKTOWN CAPITAL LLC##                                            2.70         08/07/2008         39,332,336
  29,198,000   YORKTOWN CAPITAL LLC##                                            2.75         06/06/2008         29,189,078
TOTAL COMMERCIAL PAPER (COST $7,850,593,487)                                                                  7,850,593,487
                                                                                                            ---------------
CORPORATE BONDS & NOTES: 3.90%
  79,000,000   ALLIED IRISH BANKS PLC+/-++                                       2.48         11/18/2008         79,000,000
 105,000,000   BES FINANCE LIMITED+/-++                                          2.85         03/02/2009        105,000,000
 148,000,000   DNB NOR BANK ASA+/-++                                             2.40         03/25/2009        148,000,000
 180,000,000   FLORIDA HURRICANE CATASTROPHE+/-                                  2.72         12/12/2008        180,000,000
 117,500,000   INTESA BANK IRELAND PLC+/-++                                      2.40         03/25/2009        117,500,000
  83,000,000   IRISH LIFE & PERMANENT PLC+/-++                                   2.46         03/20/2009         83,000,000
  44,290,000   MORGAN STANLEY+/-                                                 2.21         09/15/2008         44,220,632
  80,000,000   NATIONWIDE BUILDING SOCIETY+/-++                                  2.76         01/06/2009         80,000,000
TOTAL CORPORATE BONDS & NOTES (COST $836,720,632)                                                               836,720,632
                                                                                                            ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
EXTENDABLE BONDS: 9.41%
$104,000,000   BASF FINANCE EUROPE NV+/-++                                       2.81%        06/19/2009    $   104,000,000
 126,000,000   CAISSE NATIONALE+/-++                                             2.69         06/10/2009        126,000,000
 192,000,000   DEUTSCHE BANK+/-                                                  2.91         05/01/2009        192,000,000
 210,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                           2.64         06/09/2009        210,000,000
  93,000,000   HSBC USA INCORPORATED+/-                                          3.22         05/15/2009         93,000,000
 155,000,000   IBM INTERNATIONAL GROUP CAPITAL+/-++                              2.87         06/26/2009        155,000,000
 300,000,000   ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                      2.76         06/06/2008        300,000,000
 182,000,000   ING USA GLOBAL FUNDING+/-(I)                                      3.14         06/19/2009        182,000,000
  20,000,000   IRISH LIFE & PERMANENT PLC                                        2.46         03/20/2009         20,000,000
  85,200,000   RABOBANK NEDERLAND+/-++                                           2.89         06/09/2009         85,200,000
 100,000,000   ROYAL BANK OF CANADA+/-++                                         3.23         06/15/2009        100,000,000
 109,000,000   SVENSKA HANDELSBANKEN AB+/-++                                     3.20         05/26/2009        109,000,000
  53,000,000   THE NATURE CONSERVANCY+/-(I)++                                    3.30         06/01/2009         53,000,000
 288,000,000   WACHOVIA BANK+/-                                                  2.91         05/01/2009        288,000,000
TOTAL EXTENDABLE BONDS (COST $2,017,200,000)                                                                  2,017,200,000
                                                                                                            ---------------
MEDIUM TERM NOTES: 9.16%
 115,000,000   AMERICAN EXPRESS BANK FSB+/-                                      2.57         11/24/2008        115,000,000
  70,000,000   BEAR STEARNS & COMPANY INCORPORATED+/-                            2.52         07/11/2008         70,000,000
 108,000,000   BNP PARIBAS+/-                                                    2.79         09/16/2008        108,000,000
 100,000,000   COMMONWEALTH BANK AUSTRIA+/-++                                    2.90         10/20/2008        100,000,000
 175,000,000   HBOS TREASURY SERVICES PLC+/-++                                   2.69         09/05/2008        175,000,000
  96,000,000   K2 (USA) LLC+/-++                                                 2.74         08/08/2008         95,996,485
 200,000,000   MBIA GLOBAL FUNDING LLC+/-++                                      2.92         11/12/2008        200,000,000
 164,000,000   MBIA GLOBAL FUNDING LLC+/-++                                      2.92         11/18/2008        164,000,000
 134,000,000   MERRILL LYNCH & COMPANY+/-                                        2.53         03/24/2009        134,000,000
  71,000,000   MERRILL LYNCH & COMPANY+/-                                        2.64         03/18/2009         71,000,000
  80,000,000   MORGAN STANLEY+/-                                                 2.16         10/31/2008         80,000,000
  20,000,000   MORGAN STANLEY+/-                                                 2.49         11/21/2008         19,981,470
 134,000,000   NORDEA BANK AB+/-++                                               2.61         09/10/2008        134,000,000
  13,000,000   NORDEA BANK AB+/-++                                               2.62         09/08/2008         13,000,000
 130,000,000   NORTHERN ROCK PLC+/-++                                            2.79         10/31/2008        130,000,000
 100,000,000   NORTHERN ROCK PLC+/-++                                            3.08         10/08/2008        100,000,000
  24,000,000   PREMIUM ASSET TRUST SERIES 04-10+/-++                             2.59         12/12/2008         24,000,000
  95,250,000   ROYAL BANK OF SCOTLAND GROUP PLC+/-++                             2.91         09/18/2008         95,250,000
  47,250,000   SANTANDER US DEBT SA+/-++                                         2.88         10/21/2008         47,232,835
  87,000,000   TOTTA IRELAND PLC+/-++                                            2.71         09/05/2008         87,000,000
TOTAL MEDIUM TERM NOTES (COST $1,963,460,790)                                                                 1,963,460,790
                                                                                                            ---------------
MUNICIPAL BONDS & NOTES: 1.33%
  24,780,000   VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES
               INCORPORATED PROJECT SERIES C (IDR LOC)+/-ss                      1.30         07/01/2037         24,777,555
  22,200,000   NEW BRITAIN CONNECTICUT TAXABLE PENSION SERIES C (PROPERTY
               TAX REVENUE, BANK OF AMERICA NA LOC)+/-ss                         2.66         02/01/2026         22,200,000
  22,240,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED,
               BANK OF AMERICA NA LOC)+/-ss                                      2.38         11/01/2028         22,238,955
   1,300,000   KALAMAZOO MI FUNDING COMPANY LLC SERIES 96I+/-ss                  2.70         12/15/2026          1,300,000
     480,000   KALAMAZOO MI FUNDING COMPANY LLC SERIES 96G+/-ss                  3.30         12/15/2026            480,000
   1,110,000   KALAMAZOO MI FUNDING COMPANY LLC SERIES 96E+/-ss                  2.70         12/15/2026          1,110,000
     920,000   KALAMAZOO MI FUNDING COMPANY LLC SERIES 96D+/-ss                  2.70         12/15/2026            920,000
     625,000   KALAMAZOO MI FUNDING COMPANY LLC SERIES 96C+/-ss                  2.70         12/15/2026            625,000
     970,000   KALAMAZOO MI FUNDING COMPANY LLC SERIES 96A+/-ss                  2.70         12/15/2026            970,000
 145,000,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES SERIES B
               (EDUCATIONAL FACILITIES REVENUE, REGIONS BANK)+/-ss               2.43         07/01/2033        145,000,000
  11,000,000   CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING REVENUE,
               FORTIS BANQUE LOC)+/-ss                                           1.40         08/01/2040         10,999,006
  34,045,000   CALIFORNIA HFA AGENCY AMT HOME MORTGAGE SERIES C (HOUSING
               REVENUE, BANK OF NEW YORK LOC)+/-ss                               1.40         08/01/2041         34,041,923

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
MUNICIPAL BONDS & NOTES (continued)
$ 20,500,000   BLOOMINGTON ASSOCIATES MINNESOTA (LASALLE NATIONAL BANK NA
               LOC)+/-ss                                                         2.50%        08/01/2037    $    20,500,000
TOTAL MUNICIPAL BONDS & NOTES (COST $285,162,439)                                                               285,162,439
                                                                                                            ---------------
PROMISSORY NOTES: 0.82%
 175,000,000   GOLDMAN SACHS GROUP INCORPORATED+/-(I)                            2.93         07/28/2008        175,000,000
TOTAL PROMISSORY NOTES (COST $175,000,000)                                                                      175,000,000
                                                                                                            ---------------
SECURED MASTER NOTE AGREEMENT: 3.63%
 372,429,000   BANK OF AMERICA SECURITIES LLC+/-ss(E)                            2.51                           372,429,000
 404,340,000   CITIGROUP GLOBAL MARKETS INCORPORATED+/-ss(E)                     2.50                           404,340,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $776,769,000)                                                         776,769,000
                                                                                                            ---------------
REPURCHASE AGREEMENTS: 15.25%
 466,135,000   BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $466,226,285)               2.35         06/02/2008        466,135,000
 122,740,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $122,763,525)               2.30         06/02/2008        122,740,000
 393,717,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102%
               COLLATERALIZED BY US GOVERNMENT SECURITIES (MATURITY VALUE
               $393,798,368)                                                     2.48         06/02/2008        393,717,000
 474,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102%
               COLLATERALIZED BY US GOVERNMENT SECURITIES (MATURITY
               VALUE $474,098,750)                                               2.50         06/02/2008        474,000,000
 332,078,000   DEUTSCHE BANK SECURITIES INCORPORATED - 102%
               COLLATERALIZED BY US GOVERNMENT SECURITIES (MATURITY
               VALUE $332,143,032)                                               2.35         06/02/2008        332,078,000
 650,000,000   DEUTSCHE BANK SECURITIES INCORPORATED - 102%
               COLLATERALIZED BY US GOVERNMENT SECURITIES (MATURITY
               VALUE $650,132,708)                                               2.45         06/02/2008        650,000,000
 474,000,000   JPMORGAN SECURITIES INCORPORATED - 102% COLLATERALIZED BY
               US GOVERNMENT SECURITIES (MATURITY VALUE $474,095,590)            2.42         06/02/2008        474,000,000
 267,000,000   LEHMAN BROTHERS INCORPORATED - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $267,055,625)               2.50         06/02/2008        267,000,000
  89,000,000   MERRILL LYNCH PIERCE FENNER & SMITH - 102% COLLATERALIZED
               BY US GOVERNMENT SECURITIES (MATURITY VALUE $89,017,948)          2.42         06/02/2008         89,000,000
TOTAL REPURCHASE AGREEMENTS (COST $3,268,670,000)                                                             3,268,670,000
                                                                                                            ---------------
TIME DEPOSITS: 8.37%
 195,800,000   BANK OF IRELAND                                                   2.53         06/03/2008        195,800,000
 271,000,000   BNP PARIBAS (PARIS)                                               2.80         06/02/2008        271,000,000
 178,000,000   CALYON (GRAND CAYMAN)                                             2.40         06/02/2008        178,000,000
  53,000,000   DEUTSCHE BANK (CAYMAN)                                            2.19         06/02/2008         53,000,000
 356,000,000   DEXIA BANK SA (BRUSSELS)                                          2.45         06/02/2008        356,000,000
  53,000,000   ING BANK NV (AMSTERDAM)                                           2.18         06/02/2008         53,000,000
 356,000,000   KBC BANK NV (BRUSSELS)                                            2.50         06/02/2008        356,000,000
 331,000,000   RABOBANK NEDERLAND (CAYMAN ISLAND)                                2.00         06/02/2008        331,000,000
TOTAL TIME DEPOSITS (COST $1,793,800,000)                                                                     1,793,800,000
                                                                                                            ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $21,447,597,660)*             100.09%                                                                 $21,447,597,660
OTHER ASSETS AND LIABILITIES, NET    (0.09)                                                                     (19,804,102)
                                    ------                                                                  ---------------
TOTAL NET ASSETS                    100.00%                                                                 $21,427,793,558
                                    ------                                                                  ---------------

+/-     VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

##      ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(I)  ILLIQUID SECURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(E)     THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

GOVERNMENT MONEY MARKET FUND

  PRINCIPAL      SECURITY NAME                                              INTEREST RATE   MATURITY DATE        VALUE
------------     --------------------------------------------------------   -------------   -------------   ---------------
AGENCY NOTES - DISCOUNT: 14.32%
FEDERAL HOME LOAN BANK: 2.74%
$  205,144,000   FHLB##                                                          2.08%        06/13/2008    $   205,013,620
   250,000,000   FHLB##                                                          2.10         06/25/2008        249,664,583
   300,000,000   FHLB##                                                          2.19         06/11/2008        299,835,750
   100,000,000   FHLB##                                                          4.16         06/18/2008         99,815,333
                                                                                                                854,329,286
                                                                                                            ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 6.26%
   250,000,000   FHLMC##                                                         2.07         07/21/2008        249,297,326
   156,316,000   FHLMC##                                                         2.08         09/08/2008        155,433,032
   100,000,000   FHLMC##                                                         2.08         09/08/2008         99,433,778
   185,557,000   FHLMC##                                                         2.08         10/27/2008        183,981,002
   250,000,000   FHLMC##                                                         2.09         09/29/2008        248,272,847
   300,000,000   FHLMC##                                                         2.13         08/18/2008        298,633,250
   250,000,000   FHLMC##                                                         2.18         09/22/2008        248,304,444
   171,611,000   FHLMC##                                                         2.75         11/05/2008        170,067,931
   100,000,000   FHLMC##                                                         3.41         07/14/2008         99,602,167
   199,500,000   FHLMC##                                                         3.85         07/07/2008        198,753,260
                                                                                                              1,951,779,037
                                                                                                            ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 5.32%
   100,000,000   FANNIE DISCOUNT NOTE##                                          2.08         06/12/2008         99,942,222
   200,000,000   FANNIE DISCOUNT NOTE##                                          2.20         08/27/2008        198,951,278
   300,000,000   FNMA##                                                          2.16         09/25/2008        297,930,000
   100,000,000   FNMA##                                                          2.19         11/19/2008         98,965,833
    22,727,000   FNMA##                                                          3.76         07/09/2008         22,639,173
    40,000,000   FNMA# 927090##                                                  4.17         10/01/2008         39,439,367
   127,650,000   FNMA# 957197##                                                  2.75         06/02/2008        127,650,000
    12,624,000   FNMA# 957214##                                                  2.75         06/02/2008         12,624,000
   188,100,000   FNMA# 957216##                                                  2.75         06/02/2008        188,100,000
     7,350,000   FNMA# 957217##                                                  2.75         06/02/2008          7,350,000
   148,000,000   FNMA# 957231##                                                  2.25         07/01/2008        147,731,750
    16,938,000   FNMA# 957313##                                                  2.13         08/01/2008         16,877,870
    39,262,000   FNMA# 957315##                                                  2.10         08/01/2008         39,124,583
   118,918,000   FNMA# 957316##                                                  2.10         08/01/2008        118,501,787
    32,078,079   FNMA# 957317##                                                  2.10         08/01/2008         31,965,806
    16,105,000   FNMA# 957327##                                                  2.19         08/01/2008         16,046,217
   176,835,000   FNMA# 957370##                                                  2.20         09/02/2008        175,840,794
    17,936,000   FNMA# 957371##                                                  2.20         09/02/2008         17,835,160
                                                                                                              1,657,515,840
                                                                                                            ---------------
TOTAL AGENCY NOTES - DISCOUNT (COST $4,463,624,163)                                                           4,463,624,163
                                                                                                            ---------------
AGENCY NOTES - INTEREST BEARING: 28.64%
FEDERAL FARM CREDIT BANK: 8.22%
   160,000,000   FFCB+/-                                                         1.98         06/16/2008        159,998,180
    60,000,000   FFCB+/-                                                         2.03         04/30/2009         59,985,959
   185,000,000   FFCB+/-                                                         2.06         12/22/2008        184,989,747
   250,000,000   FFCB+/-                                                         2.06         05/27/2009        250,000,000
   250,000,000   FFCB+/-                                                         2.26         07/24/2008        249,992,964
   150,000,000   FFCB+/-ss                                                       2.26         07/27/2009        149,958,572
   100,000,000   FFCB+/-                                                         2.26         02/23/2009         99,976,958
   250,000,000   FFCB+/-ss                                                       2.34         11/16/2009        250,000,000
   200,000,000   FFCB+/-ss                                                       2.35         02/22/2010        199,949,152
   225,000,000   FFCB+/-                                                         2.43         04/14/2009        225,000,000
    80,000,000   FFCB+/-                                                         2.46         12/22/2008         79,991,590
    20,000,000   FFCB+/-                                                         2.56         03/30/2009         19,996,923

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

GOVERNMENT MONEY MARKET FUND

  PRINCIPAL      SECURITY NAME                                              INTEREST RATE   MATURITY DATE        VALUE
------------     --------------------------------------------------------   -------------   -------------   ---------------
FEDERAL FARM CREDIT BANK (continued)
$   75,000,000   FFCB+/-                                                         2.58%        08/04/2008    $    74,995,044
   177,000,000   FFCB+/-                                                         2.58         11/03/2008        176,981,907
   100,000,000   FFCB+/-ss                                                       2.59         08/03/2009         99,971,956
   130,000,000   FFCB+/-                                                         2.67         02/02/2009        129,983,102
    19,255,000   FFCB                                                            4.10         12/24/2008         19,456,053
   130,000,000   FFCB                                                            4.25         10/10/2008        130,793,845
                                                                                                              2,562,021,952
                                                                                                            ---------------
FEDERAL HOME LOAN BANK: 10.83%
   100,000,000   FHLB                                                            2.22         01/02/2009         99,993,830
    10,540,000   FHLB                                                            2.25         01/07/2009         10,540,000
   200,000,000   FHLB                                                            2.26         10/17/2008        200,000,000
   250,000,000   FHLB+/-                                                         2.49         06/29/2009        249,922,225
   300,000,000   FHLB+/-                                                         2.53         03/27/2009        300,000,000
   250,000,000   FHLB+/-ss                                                       2.54         07/10/2009        250,000,000
   250,000,000   FHLB+/-ss                                                       2.54         07/14/2009        250,000,000
   100,000,000   FHLB+/-ss                                                       2.54         07/14/2009        100,000,000
   200,000,000   FHLB+/-                                                         2.55         10/10/2008        199,972,728
   150,000,000   FHLB                                                            2.58         09/03/2008        150,000,000
   100,000,000   FHLB+/-                                                         2.59         06/18/2008         99,998,058
   200,000,000   FHLB+/-                                                         2.60         02/11/2009        200,000,000
   100,000,000   FHLB+/-                                                         2.60         02/18/2009        100,000,000
   250,000,000   FHLB+/-ss                                                       2.63         08/07/2009        249,913,487
   150,000,000   FHLB+/-                                                         2.78         12/11/2008        149,973,246
   103,400,000   FHLB+/-                                                         2.93         08/21/2008        103,481,821
    20,000,000   FHLB                                                            4.25         09/26/2008         20,104,961
    74,895,000   FHLB                                                            4.50         09/26/2008         75,349,700
   100,000,000   FHLB                                                            4.50         10/14/2008        100,672,094
   300,000,000   FHLB                                                            4.50         10/28/2008        303,106,009
    76,785,000   FHLB                                                            5.13         08/21/2008         77,274,498
    48,725,000   FHLB                                                            5.80         09/02/2008         48,951,960
    38,500,000   FHLB SERIES 658                                                 5.13         06/18/2008         38,525,514
                                                                                                              3,377,780,131
                                                                                                            ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 4.38%
   250,000,000   FHLMC+/-ss                                                      2.31         09/28/2009        249,918,004
   300,000,000   FHLMC+/-ss                                                      2.47         09/18/2009        300,000,000
   108,978,000   FHLMC                                                           3.63         09/15/2008        109,393,840
   275,272,000   FHLMC                                                           4.63         12/19/2008        278,874,692
   288,479,000   FHLMC                                                           5.00         09/16/2008        290,568,143
   112,585,000   FHLMC                                                           5.13         08/14/2008        113,220,971
    24,315,000   FHLMC                                                           5.13         10/15/2008         24,548,760
                                                                                                              1,366,524,410
                                                                                                            ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 5.21%
   250,000,000   FNMA+/-ss                                                       2.25         09/03/2009        250,000,000
   250,000,000   FNMA+/-                                                         2.44         12/26/2008        249,938,268
   200,000,000   FNMA+/-ss                                                       2.48         10/07/2009        199,946,131
    66,459,000   FNMA                                                            3.25         08/15/2008         66,532,801
    97,393,000   FNMA                                                            3.38         12/15/2008         97,998,017
   100,000,000   FNMA                                                            3.88         07/15/2008        100,039,015
    48,709,000   FNMA                                                            3.88         11/17/2008         49,088,441
    35,000,000   FNMA                                                            4.13         06/16/2008         35,006,828
   310,971,000   FNMA                                                            4.50         10/15/2008        313,182,508
    51,325,000   FNMA                                                            5.00         07/25/2008         51,552,318
    32,228,000   FNMA                                                            5.00         09/15/2008         32,483,871
    61,518,000   FNMA                                                            5.13         09/02/2008         61,937,910

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

GOVERNMENT MONEY MARKET FUND

  PRINCIPAL      SECURITY NAME                                              INTEREST RATE   MATURITY DATE        VALUE
------------     --------------------------------------------------------   -------------   -------------   ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$115,580,000  FNMA                                                               5.25%        06/15/2008    $   115,695,711
                                                                                                              1,623,401,819
                                                                                                            ---------------
TOTAL AGENCY NOTES - INTEREST BEARING (COST $8,929,728,312)                                                   8,929,728,312
                                                                                                            ---------------
REPURCHASE AGREEMENTS: 57.70%
   110,000,000   BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY
                 US GOVERNMENT SECURITIES (MATURITY VALUE $110,021,267)          2.32         06/02/2008        110,000,000
 3,250,000,000   BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY
                 US GOVERNMENT SECURITIES (MATURITY VALUE $3,250,636,458)        2.35         06/02/2008      3,250,000,000
   600,000,000   BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY
                 US GOVERNMENT SECURITIES (MATURITY VALUE $600,107,500)          2.15         06/02/2008        600,000,000
 1,850,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY
                 US GOVERNMENT SECURITIES (MATURITY VALUE $1,850,354,583)        2.30         06/02/2008      1,850,000,000
   250,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY
                 US GOVERNMENT SECURITIES (MATURITY VALUE $250,045,833)          2.20         06/02/2008        250,000,000
   370,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY
                 US GOVERNMENT SECURITIES (MATURITY VALUE $370,068,450)          2.22         06/02/2008        370,000,000
 2,650,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102%
                 COLLATERALIZED BY US GOVERNMENT SECURITIES (MATURITY
                 VALUE $2,650,547,667)                                           2.48         06/02/2008      2,650,000,000
 4,150,000,000   DEUTSCHE BANK SECURITIES INCORPORATED - 102%
                 COLLATERALIZED BY US GOVERNMENT SECURITIES (MATURITY
                 VALUE $4,150,812,708)                                           2.35         06/02/2008      4,150,000,000
     8,420,000   DEUTSCHE BANK SECURITIES INCORPORATED - 102%
                 COLLATERALIZED BY US GOVERNMENT SECURITIES (MATURITY
                 VALUE $8,421,579)                                               2.25         06/02/2008          8,420,000
    55,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $55,009,167)              2.00         06/02/2008         55,000,000
 2,000,000,000   GREENWICH CAPITAL MARKET INCORPORATED - 102%
                 COLLATERALIZED BY US GOVERNMENT SECURITIES (MATURITY
                 VALUE $2,000,388,333)                                           2.33         06/02/2008      2,000,000,000
 2,450,000,000   JPMORGAN SECURITIES INCORPORATED - 102% COLLATERALIZED
                 BY US GOVERNMENT SECURITIES (MATURITY VALUE
                 $2,450,473,667)                                                 2.32         06/02/2008      2,450,000,000
   100,000,000   LEHMAN BROTHERS INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $100,017,500)             2.10         06/02/2008        100,000,000
   100,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $100,019,167)             2.30         06/02/2008        100,000,000
    50,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $50,008,542)              2.05         06/02/2008         50,000,000
TOTAL REPURCHASE AGREEMENTS (COST $17,993,420,000)                                                           17,993,420,000
                                                                                                            ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $31,386,772,475)*             100.66%                                                                 $31,386,772,475
OTHER ASSETS AND LIABILITIES, NET    (0.66)                                                                    (204,278,389)
                                    ------                                                                  ---------------
TOTAL NET ASSETS                    100.00%                                                                 $31,182,494,086
                                    ------                                                                  ---------------

##      ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-     VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

HERITAGE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
CERTIFICATES OF DEPOSIT: 6.51%
$ 30,000,000   ABN AMRO BANK NV (LONDON)                                         2.85%        09/10/2008    $    30,000,000
   9,000,000   ALLIED IRISH BANKS (NEW YORK)                                     2.86         09/09/2008          9,000,000
  10,000,000   AMERICAN EXPRESS CENTURION+/-                                     2.57         11/24/2008         10,000,000
  16,000,000   BANCO SANTANDER CENTRAL HISPANO SA                                4.16         07/11/2008         16,000,170
  33,000,000   BANK OF IRELAND (CONNECTICUT)                                     2.86         06/16/2008         33,000,000
  20,000,000   BANK OF MONTREAL (CHICAGO)+/-                                     3.97         10/22/2008         20,000,000
   5,000,000   BANK OF SCOTLAND PLC (NEW YORK)+/-                                2.81         10/09/2008          4,988,542
  10,000,000   BANK OF SCOTLAND PLC (NEW YORK)+/-                                2.83         11/10/2008         10,000,000
  13,000,000   BARCLAYS BANK PLC (NEW YORK)                                      3.00         04/20/2009         13,000,000
  41,000,000   CALYON (NEW YORK)                                                 4.03         07/14/2008         41,000,000
  25,000,000   CREDIT SUISSE (NEW YORK)+/-                                       3.00         10/27/2008         25,000,000
  21,000,000   FORTIS BANK (NEW YORK)+/-                                         2.65         09/30/2008         20,992,287
  16,000,000   FORTIS BANK (NEW YORK)                                            2.80         10/17/2008         16,000,000
   4,000,000   NATEXIS BANQUE POPULAIR (NEW YORK)                                5.28         08/26/2008          4,021,442
  65,000,000   NATIXIS (NEW YORK)                                                2.80         08/06/2008         65,000,000
  29,000,000   NATIXIS (NEW YORK)+/-ss                                           2.90         04/01/2010         29,000,000
  10,000,000   ROYAL BANK OF CANADA (NEW YORK)+/-                                2.32         07/29/2008          9,999,154
   9,000,000   ROYAL BANK OF SCOTLAND (NEW YORK)+/-                              2.66         07/03/2008          8,999,089
  46,000,000   ROYAL BANK OF SCOTLAND (NEW YORK)+/-                              3.07         04/23/2009         46,000,000
  20,000,000   U.S.  BANK NATIONAL ASSOCIATION                                   2.86         04/20/2009         20,000,000
TOTAL CERTIFICATES OF DEPOSIT (COST $432,000,684)                                                               432,000,684
                                                                                                            ---------------
COMMERCIAL PAPER: 50.98%
  36,000,000   ABN AMRO NORTH AMERICA FINANCE INCORPORATED##                     2.75         08/08/2008         35,815,750
  25,000,000   AEGON NV##                                                        2.72         06/16/2008         24,973,556
  44,000,000   ALLIED IRISH BANKS NA##                                           2.70         08/25/2008         43,722,800
  27,250,000   ALPINE SECURITIZATION CORPORATION##                               2.72         08/06/2008         27,116,172
  18,850,000   AMERICAN EXPRESS CREDIT##                                         2.98         07/09/2008         18,792,267
   4,000,000   AMSTEL FUNDING CORPORATION##                                      2.65         06/05/2008          3,999,117
  45,000,000   AMSTEL FUNDING CORPORATION##                                      2.78         06/03/2008         44,996,525
   5,000,000   AMSTERDAM FUNDING CORPORATION##                                   2.55         06/20/2008          4,993,625
  49,600,000   ANZ NATIONAL INTERNATIONAL LIMITED##                              2.77         08/07/2008         49,348,569
   9,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##                              2.90         07/29/2008          8,958,675
  20,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##                              3.04         04/20/2009         19,456,178
   5,000,000   APRECO LLC##                                                      2.60         07/17/2008          4,983,750
  54,000,000   ASB FINANCE LIMITED LONDON##                                      2.75         08/04/2008         53,740,125
  25,000,000   ASB FINANCE LIMITED LONDON##                                      2.75         09/05/2008         24,818,576
  25,400,000   ASB FINANCE LIMITED LONDON##                                      3.01         05/07/2009         24,680,058
  45,000,000   ASPEN FUNDING CORPORATION##                                       2.57         06/26/2008         44,922,900
  33,126,000   ASPEN FUNDING CORPORATION##                                       2.60         07/01/2008         33,056,619
  13,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##                       2.46         06/04/2008         12,998,223
  15,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##                       2.92         07/22/2008         14,939,167
  18,000,000   BARCLAYS US FUNDING LLC##                                         3.01         08/28/2008         17,869,283
   2,000,000   BEAGLE FUNDING LLC##                                              2.50         06/02/2008          2,000,000
   5,400,000   BEAGLE FUNDING LLC##                                              2.77         06/09/2008          5,397,092
  16,000,000   BEAGLE FUNDING LLC##                                              2.80         06/25/2008         15,971,378
   5,000,000   BEAGLE FUNDING LLC##                                              2.85         09/15/2008          4,958,438
  15,000,000   BEAGLE FUNDING LLC##                                              2.95         07/25/2008         14,934,854
  27,000,000   BEAGLE FUNDING LLC##                                              3.00         06/18/2008         26,964,000
  10,000,000   BELMONT FUNDING LLC##                                             2.70         06/02/2008         10,000,000
  69,000,000   BELMONT FUNDING LLC##                                             2.70         06/17/2008         68,922,375
   7,000,000   BRYANT PARK FUNDING LLC##                                         2.72         07/14/2008          6,977,787
   2,000,000   CAFCO LLC##                                                       3.10         06/11/2008          1,998,450
  20,000,000   CAISSE NATIONALE DES CAISSES##                                    2.97         10/21/2008         19,767,350
  50,000,000   CHARTA LLC##                                                      2.75         07/23/2008         49,805,208
  40,000,000   CHARTA LLC##                                                      2.82         06/10/2008         39,974,933
  10,000,000   CIESCO LLC##                                                      2.69         08/14/2008          9,945,453
   5,500,000   CIESCO LLC##                                                      2.72         07/25/2008          5,477,976
   2,000,000   CIESCO LLC##                                                      2.85         06/05/2008          1,999,525
  16,300,000   CIESCO LLC##                                                      2.90         07/25/2008         16,230,408
  10,000,000   CITIBANK OMNI MASTER TRUST##                                      2.95         07/31/2008          9,951,653
   2,000,000   CITIBANK OMNI MASTER TRUST##                                      3.10         07/09/2008          1,993,628

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

HERITAGE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
COMMERCIAL PAPER (continued)
$ 48,000,000   CITIBANK OMNI MASTER TRUST##                                      3.12%        07/09/2008    $    47,846,080
  14,000,000   CITIBANK OMNI MASTER TRUST##                                      3.20         07/17/2008         13,944,000
   8,000,000   CITIBANK OMNI MASTER TRUST##                                      3.25         07/17/2008          7,967,500
  45,000,000   CITIBANK OMNI MASTER TRUST##                                      3.25         07/25/2008         44,784,687
  20,000,000   CLIPPER RECEIVABLES COMPANY LLC##                                 2.37         06/02/2008         20,000,000
  22,000,000   CLIPPER RECEIVABLES COMPANY LLC##                                 2.37         06/03/2008         21,998,552
  60,000,000   CLIPPER RECEIVABLES COMPANY LLC##                                 2.65         06/05/2008         59,986,750
  20,000,000   CRC FUNDING LLC##                                                 2.58         07/29/2008         19,918,300
  32,000,000   CRC FUNDING LLC##                                                 2.65         07/30/2008         31,863,378
  64,000,000   CRC FUNDING LLC##                                                 2.68         08/27/2008         63,590,258
   5,000,000   CRC FUNDING LLC##                                                 2.70         08/27/2008          4,967,750
  13,000,000   CRC FUNDING LLC##                                                 2.90         06/10/2008         12,991,622
  33,900,000   DEXIA DELAWARE LLC##                                              2.66         08/11/2008         33,724,991
  36,000,000   DNB NOR BANK ASA##                                                2.75         08/04/2008         35,826,750
  21,000,000   DNB NOR BANK ASA##                                                4.35         06/04/2008         20,994,925
  16,000,000   EBBETS FUNDING LLC##                                              2.65         06/02/2008         16,000,000
  16,000,000   EBBETS FUNDING LLC##                                              2.75         06/16/2008         15,982,889
  14,000,000   EBBETS FUNDING LLC##                                              3.00         06/05/2008         13,996,500
  27,000,000   ELYSIAN FUNDING LLC##                                             2.60         06/04/2008         26,996,100
   3,000,000   ELYSIAN FUNDING LLC##                                             2.62         06/05/2008          2,999,345
  11,000,000   ENTERPRISE FUNDING LLC##                                          2.70         07/11/2008         10,967,825
 100,000,000   ENTERPRISE FUNDING LLC##                                          2.72         07/24/2008         99,607,111
  35,000,000   ENTERPRISE FUNDING LLC##                                          2.75         08/05/2008         34,828,889
  10,000,000   ENTERPRISE FUNDING LLC##                                          2.75         08/08/2008          9,948,819
  10,000,000   ERASMUS CAPITAL CORPORATION##                                     2.50         06/03/2008          9,999,306
  14,000,000   ERASMUS CAPITAL CORPORATION##                                     2.55         06/13/2008         13,989,092
  68,000,000   ERASMUS CAPITAL CORPORATION##                                     2.65         07/01/2008         67,854,839
  21,000,000   EUREKA SECURITIZATION PLC##                                       2.89         07/11/2008         20,934,253
   3,000,000   EUREKA SECURITIZATION PLC##                                       3.02         07/21/2008          2,987,668
  46,000,000   FAIRWAY FINANCE CORPORATION##                                     2.85         06/19/2008         45,938,092
  19,000,000   FAIRWAY FINANCE CORPORATION##                                     2.85         07/16/2008         18,933,817
   6,000,000   FAIRWAY FINANCE CORPORATION##                                     3.00         06/06/2008          5,998,000
   4,700,000   FALCON ASSET SECURITIZATION COMPANY LLC##                         2.45         06/04/2008          4,699,360
  22,000,000   FORTIS FUNDING LLC##                                              2.67         10/07/2008         21,793,166
   6,000,000   FOXBORO FUNDING LIMITED+/-(I)                                     3.19         11/07/2008          6,000,000
  12,000,000   GALLEON CAPITAL LLC##                                             2.40         06/03/2008         11,999,200
  18,356,000   GALLEON CAPITAL LLC##                                             2.41         06/02/2008         18,356,000
  46,300,000   GALLEON CAPITAL LLC##                                             2.53         06/04/2008         46,293,492
  38,000,000   GALLEON CAPITAL LLC##                                             2.65         06/05/2008         37,991,608
  16,100,000   GEMINI SECURITIZATION CORPORATION LLC##                           2.67         08/07/2008         16,021,191
  22,000,000   GEMINI SECURITIZATION CORPORATION LLC##                           2.80         06/03/2008         21,998,289
  11,000,000   GEMINI SECURITIZATION CORPORATION LLC##                           2.97         07/30/2008         10,947,365
  45,600,000   GOVCO LLC##                                                       2.70         07/28/2008         45,408,480
  57,000,000   GOVCO LLC##                                                       2.89         07/18/2008         56,789,512
  22,000,000   GOVCO LLC##                                                       2.95         06/26/2008         21,956,733
  11,500,000   GOVCO LLC##                                                       2.97         07/24/2008         11,450,665
   4,000,000   INTESA FUNDING LLC##                                              2.78         06/16/2008          3,995,676
  24,000,000   IRISH LIFE & PERMANENT PLC##                                      2.94         06/10/2008         23,984,320
  60,000,000   JUPITER SECURITY COMPANY LLC##                                    2.65         06/02/2008         60,000,000
  23,000,000   KBC FINANCE PRODUCTION INTERNATIONAL LIMITED##                    2.72         09/16/2008         22,815,796
  11,000,000   KBC FINANCE PRODUCTION INTERNATIONAL LIMITED##                    4.08         06/12/2008         10,987,549
  14,000,000   KBC FINANCE PRODUCTION INTERNATIONAL LIMITED##                    4.37         06/04/2008         13,996,601
  26,000,000   LEHMAN BROTHERS HOLDING INCORPORATED##                            2.57         06/27/2008         25,953,597
   2,500,000   LIBERTY STREET FUNDING LLC##                                      2.40         06/02/2008          2,500,000
  25,000,000   LIBERTY STREET FUNDING LLC##                                      2.64         07/14/2008         24,923,000
   4,500,000   LIBERTY STREET FUNDING LLC##                                      2.78         07/10/2008          4,486,795
  12,000,000   LIBERTY STREET FUNDING LLC##                                      2.85         06/25/2008         11,978,150
   5,000,000   LIBERTY STREET FUNDING LLC##                                      2.90         06/26/2008          4,990,333
  60,000,000   MAZARIN FUNDING CORPORATION##                                     2.48         06/19/2008         59,929,733
  40,000,000   MAZARIN FUNDING CORPORATION##                                     2.49         06/18/2008         39,955,733
  50,000,000   MAZARIN FUNDING CORPORATION##                                     2.60         06/30/2008         49,898,889
  25,000,000   MAZARIN FUNDING CORPORATION##                                     2.60         07/01/2008         24,947,639
   1,000,000   MONT BLANC CAPITAL CORPORATION##                                  2.55         06/16/2008            999,008

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

HERITAGE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
COMMERCIAL PAPER (continued)
$ 26,200,000   MONT BLANC CAPITAL CORPORATION##                                  2.85%        06/16/2008    $    26,170,962
  68,400,000   NIEUW AMSTERDAM RECEIVABLES##                                     2.70         06/06/2008         68,379,480
  30,386,000   OLD LINE FUNDING LLC##                                            2.55         07/07/2008         30,310,668
  20,200,000   OLD LINE FUNDING LLC##                                            2.65         08/04/2008         20,106,322
  26,000,000   OLD LINE FUNDING LLC##                                            2.80         07/02/2008         25,939,333
  10,500,000   PARK AVENUE RECEIVABLES##                                         2.45         06/04/2008         10,498,571
  16,000,000   PICAROS FUNDING LLC##                                             2.97         07/24/2008         15,931,360
  32,000,000   PRUDENTIAL PLC##                                                  2.70         08/07/2008         31,841,600
  11,000,000   PRUDENTIAL PLC##                                                  2.72         07/21/2008         10,959,276
  11,000,000   PRUDENTIAL PLC##                                                  2.92         07/29/2008         10,949,143
   6,700,000   PRUDENTIAL PLC##                                                  4.09         07/07/2008          6,673,358
  14,905,000   RANGER FUNDING COMPANY LLC##                                      2.65         08/08/2008         14,831,489
   4,000,000   RANGER FUNDING COMPANY LLC##                                      2.72         06/06/2008          3,998,791
   5,700,000   RANGER FUNDING COMPANY LLC##                                      2.75         06/13/2008          5,695,210
  15,000,000   REGENCY MARKETS #1 LLC##                                          2.50         06/06/2008         14,995,833
  13,000,000   REGENCY MARKETS #1 LLC##                                          2.72         08/15/2008         12,927,316
  25,500,000   SCALDIS CAPITAL LLC##                                             2.79         07/10/2008         25,424,903
  10,750,000   SCALDIS CAPITAL LLC##                                             2.80         07/15/2008         10,714,047
  14,000,000   SCALDIS CAPITAL LLC##                                             2.90         06/09/2008         13,992,106
  17,000,000   SCALDIS CAPITAL LLC##                                             3.02         07/28/2008         16,920,138
   3,600,000   SHEFFIELD RECEIVABLES##                                           2.55         06/03/2008          3,599,745
  30,000,000   SHEFFIELD RECEIVABLES##                                           2.72         06/24/2008         29,950,133
  10,500,000   SHEFFIELD RECEIVABLES##                                           2.75         07/11/2008         10,468,719
  19,000,000   SHEFFIELD RECEIVABLES##                                           2.88         06/13/2008         18,983,280
  17,000,000   SHEFFIELD RECEIVABLES##                                           2.95         06/20/2008         16,974,925
  55,000,000   SOCIETE GENERALE NORTH AMERICA##                                  2.80         08/11/2008         54,700,556
  12,000,000   SOLITAIRE FUNDING LLC##                                           2.50         06/19/2008         11,985,833
  55,000,000   STADSHYPOTEK DELAWARE##                                           2.70         08/04/2008         54,740,125
  20,000,000   SURREY FUNDING CORPORATION##                                      2.65         06/12/2008         19,985,278
   5,000,000   SURREY FUNDING CORPORATION##                                      2.92         06/03/2008          4,999,594
  17,000,000   SURREY FUNDING CORPORATION##                                      2.95         06/03/2008         16,998,607
  12,000,000   SWEDBANK MORTGAGE AB##                                            2.71         07/10/2008         11,965,673
   9,000,000   SWEDBANK MORTGAGE AB##                                            4.33         06/11/2008          8,990,269
  28,000,000   SWEDBANK MORTGAGE AB##                                            4.36         07/08/2008         27,877,920
  28,000,000   THAMES ASSET GLOBAL SECURITIZATION# 1 INCORPORATED##              2.45         06/03/2008         27,998,094
   4,000,000   THAMES ASSET GLOBAL SECURITIZATION# 1 INCORPORATED##              2.80         07/07/2008          3,989,111
  37,800,000   THAMES ASSET GLOBAL SECURITIZATION# 1 INCORPORATED##              2.83         09/08/2008         37,508,793
   7,000,000   THAMES ASSET GLOBAL SECURITIZATION# 1 INCORPORATED##              2.95         07/11/2008          6,977,629
   2,500,000   THAMES ASSET GLOBAL SECURITIZATION# 1 INCORPORATED##              3.05         07/07/2008          2,492,587
  20,000,000   THUNDER BAY FUNDING LLC##                                         2.65         06/17/2008         19,977,917
  10,000,000   THUNDER BAY FUNDING LLC##                                         2.74         06/18/2008          9,987,822
   5,000,000   VARIABLE FUNDING CAPITAL COMPANY LLC##                            2.73         06/03/2008          4,999,621
  40,000,000   VERSAILLES COMMERCIAL  PAPER LLC##                                2.65         06/06/2008         39,988,222
  10,000,000   VICTORIA FINANCE LLC+/-(I)###(A)                                  4.82         01/17/2008          8,200,000
   6,500,000   WINDMILL FUNDING CORPORATION##                                    2.48         06/18/2008          6,492,836
  25,000,000   YORKTOWN CAPITAL LLC##                                            2.70         07/23/2008         24,904,375
  55,000,000   YORKTOWN CAPITAL LLC##                                            2.90         07/23/2008         54,774,042
  60,000,000   YORKTOWN CAPITAL LLC##                                            2.90         07/25/2008         59,743,833
TOTAL COMMERCIAL PAPER (COST $3,381,383,856)                                                                  3,381,383,856
                                                                                                            ---------------
CORPORATE BONDS & NOTES: 0.44%
   3,300,000   ALLIED IRISH BANKS PLC+/-++                                       2.48         11/18/2008          3,300,000
   7,500,000   DNB NOR BANK ASA+/-++                                             2.40         03/25/2009          7,500,000
   7,000,000   FLORIDA HURRICANE CATASTROPHE+/-                                  2.72         12/12/2008          7,000,000
   5,000,000   INTESA BANK IRELAND PLC+/-++                                      2.40         03/25/2009          5,000,000
   4,000,000   IRISH LIFE & PERMANENT PLC+/-++                                   2.46         03/20/2009          4,000,000
   2,070,000   MORGAN STANLEY+/-                                                 2.21         09/15/2008          2,066,758
TOTAL CORPORATE BONDS & NOTES (COST $28,866,758)                                                                 28,866,758
                                                                                                            ---------------
EXTENDABLE BONDS: 7.09%
  10,000,000   BANK OF IRELAND+/-++                                              2.96         06/02/2009         10,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

HERITAGE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
EXTENDABLE BONDS (continued)
$  7,000,000   BASF FINANCE EUROPE NV+/-++                                       2.81%        06/19/2009    $     7,000,000
  75,000,000   COMMONWEALTH BANK AUSTRALIA+/-++                                  2.88         05/01/2009         75,000,000
  58,000,000   DEUTSCHE BANK+/-                                                  2.91         05/01/2009         58,000,000
  20,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                           2.64         06/09/2009         20,000,000
  19,500,000   HSBC USA INCORPORATED+/-                                          3.22         05/15/2009         19,500,000
  65,000,000   IBM INTERNATIONAL GROUP CAPITAL+/-++                              2.87         06/26/2009         65,000,000
  35,000,000   ING USA GLOBAL FUNDING+/-(I)                                      3.14         06/19/2009         35,000,000
  46,600,000   RABOBANK NEDERLAND+/-++                                           2.89         06/09/2009         46,600,000
  48,000,000   ROYAL BANK OF CANADA+/-++                                         3.23         06/15/2009         48,000,000
  86,500,000   WACHOVIA BANK+/-                                                  2.91         05/01/2009         86,500,000
TOTAL EXTENDABLE BONDS (COST $470,600,000)                                                                      470,600,000
                                                                                                            ---------------
MEDIUM TERM NOTES: 3.72%
  10,000,000   AMERICAN EXPRESS BANK FSB+/-                                      2.57         11/24/2008         10,000,000
   3,000,000   BEAR STEARNS & COMPANY INCORPORATED+/-                            2.52         07/11/2008          3,000,000
   4,000,000   BNP PARIBAS+/-                                                    2.79         09/16/2008          4,000,000
   7,000,000   HBOS TREASURY SERVICES PLC+/-++                                   2.69         09/05/2008          7,000,000
   5,000,000   K2 (USA) LLC+/-++                                                 2.70         08/11/2008          4,999,809
  20,000,000   MBIA GLOBAL FUNDING LLC+/-++                                      2.92         11/18/2008         20,000,000
   5,000,000   MERRILL LYNCH & COMPANY+/-                                        2.53         03/24/2009          5,000,000
   3,000,000   MERRILL LYNCH & COMPANY+/-                                        2.64         03/18/2009          3,000,000
   5,000,000   MORGAN STANLEY+/-                                                 2.16         10/31/2008          5,000,000
  30,000,000   MORGAN STANLEY+/-                                                 2.49         11/21/2008         29,972,205
  44,000,000   NEW YORK LIFE GLOBAL FUNDING+/-++                                 2.79         05/13/2009         44,000,000
   5,000,000   NORDEA BANK AB+/-++                                               2.61         09/10/2008          5,000,000
   2,000,000   NORDEA BANK AB+/-++                                               2.62         09/08/2008          2,000,000
  35,000,000   PRICOA GLOBAL FUND+/-++                                           2.98         09/12/2008         35,006,748
   5,000,000   ROYAL BANK OF SCOTLAND GROUP PLC+/-++                             2.91         09/18/2008          5,000,000
   4,000,000   TOTTA IRELAND PLC+/-++                                            2.71         09/05/2008          4,000,000
  60,000,000   TOYOTA MOTOR CREDIT CORPORATION+/-                                2.72         02/03/2009         60,000,000
TOTAL MEDIUM TERM NOTES (COST $246,978,762)                                                                     246,978,762
                                                                                                            ---------------
MUNICIPAL BONDS & NOTES: 0.96%
  21,300,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F2 (WATER
               REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                            1.10         05/01/2020         21,297,551
   4,800,000   COLORADO HOUSING & FINANCE AUTHORITY SFMR SERIES B
               (HOUSING REVENUE)+/-ss                                            2.65         11/01/2033          4,800,000
   3,820,000   COLORADO HOUSING & FINANCE AUTHORITY SFMR SERIES C
               (HOUSING REVENUE)+/-ss                                            2.65         11/01/2036          3,820,000
  19,000,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES SERIES B
               (EDUCATIONAL FACILITIES REVENUE, REGIONS BANK)+/-ss               2.43         07/01/2033         19,000,000
   6,000,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES E (HOUSING
               REVENUE, GO OF AUTHORITY)+/-ss                                    2.38         07/01/2038          6,000,000
   6,500,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES T (HOUSING
               REVENUE, GO OF AUTHORITY)+/-ss                                    2.38         07/01/2048          6,500,000
   2,000,000   WAUKESHA HEALTH SYSTEM INCORPORATED (HFR)+/-ss                    2.70         08/15/2026          2,000,000
TOTAL MUNICIPAL BONDS & NOTES (COST $63,417,551)                                                                 63,417,551
                                                                                                            ---------------
REPURCHASE AGREEMENTS: 19.88%
 275,000,000   BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $275,053,854)               2.35         06/02/2008        275,000,000
 385,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $385,073,792)               2.30         06/02/2008        385,000,000
 220,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102%
               COLLATERALIZED BY US GOVERNMENT SECURITIES (MATURITY VALUE
               $220,045,467)                                                     2.48         06/02/2008        220,000,000
 330,000,000   DEUTSCHE BANK SECURITIES INCORPORATED - 102%
               COLLATERALIZED BY US GOVERNMENT SECURITIES (MATURITY VALUE
               $330,064,625)                                                     2.35         06/02/2008        330,000,000
  82,000,000   LEHMAN BROTHERS INCORPORATED - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $82,017,083)                2.50         06/02/2008         82,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

HERITAGE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
REPURCHASE AGREEMENTS (continued)
$ 27,200,000   MERRILL LYNCH PIERCE FENNER & SMITH - 102% COLLATERALIZED
               BY US GOVERNMENT SECURITIES (MATURITY VALUE $27,205,485)          2.42%        06/02/2008    $    27,200,000
TOTAL REPURCHASE AGREEMENTS (COST $1,319,200,000)                                                             1,319,200,000
                                                                                                            ---------------
SECURED MASTER NOTE AGREEMENT: 2.73%
  86,950,000   BANK OF AMERICA SECURITIES LLC+/-ss(E)                            2.51                            86,950,000
  94,400,000   CITIGROUP GLOBAL MARKETS INCORPORATED+/-ss(E)                     2.50                            94,400,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $181,350,000)                                                         181,350,000
                                                                                                            ---------------
TIME DEPOSITS: 7.80%
  60,500,000   BANK OF IRELAND                                                   2.53         06/03/2008         60,500,000
  79,000,000   BNP PARIBAS (PARIS)                                               2.80         06/02/2008         79,000,000
  55,000,000   CALYON (GRAND CAYMAN)                                             2.40         06/02/2008         55,000,000
  17,000,000   DEUTSCHE BANK (CAYMAN)                                            2.19         06/02/2008         17,000,000
 110,000,000   DEXIA BANK SA (BRUSSELS)                                          2.45         06/02/2008        110,000,000
  17,000,000   ING BANK NV (AMSTERDAM)                                           2.18         06/02/2008         17,000,000
 110,000,000   KBC BANK NV (BRUSSELS)                                            2.50         06/02/2008        110,000,000
  69,000,000   RABOBANK NEDERLAND (CAYMAN ISLAND)                                2.00         06/02/2008         69,000,000
TOTAL TIME DEPOSITS (COST $517,500,000)                                                                         517,500,000
                                                                                                            ---------------
SHORT-TERM INVESTMENTS: 0.00%
           0   CAPITAL SUPPORT AGREEMENT                                                                            277,183
TOTAL SHORT-TERM INVESTMENTS (COST $0)                                                                              277,183
TOTAL INVESTMENTS IN SECURITIES
(COST $6,643,097,448)*              100.12%                                                                 $ 6,641,574,794
OTHER ASSETS AND LIABILITIES, NET    (0.12)                                                                      (8,278,363)
                                    ------                                                                  ---------------
TOTAL NET ASSETS                    100.00%                                                                 $ 6,633,296,431
                                    ------                                                                  ---------------

+/-     VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

##      ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(I)     ILLIQUID SECURITY.

### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(E)     THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

MINNESOTA MONEY MARKET FUND

  PRINCIPAL                          SECURITY NAME                          INTEREST RATE   MATURITY DATE       VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
MUNICIPAL BONDS & NOTES: 96.90%

MINNESOTA: 96.90%
$  6,420,000   ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT
               (HOUSING REVENUE, FNMA INSURED)ss+/-                              1.60%        11/15/2033    $     6,420,000
   1,200,000   ARDEN HILLS MN HOUSING & HEALTHCARE FACILITIES
               PRESBYTERIAN HOMES SERIES A UNITED STATES BANK INSURED
               (HCFR, US BANK NA LOC)ss+/-                                       1.43         09/01/2029          1,200,000
     250,000   BLOOMINGTON MN BRISTOL VILLAGE (HOUSING REVENUE, FNMA
               INSURED) ss+/-                                                    1.60         11/15/2032            250,000
     305,000   BLOOMINGTON MN HOUSING & RDA MASONIC HOME CLUSTER
               (HOUSING REVENUE, US BANK NA LOC)ss+/-                            1.75         08/01/2025            305,000
     100,000   BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA
               INSURED)ss+/-                                                     1.60         07/15/2030            100,000
     200,000   BURNSVILLE MN BRIDGEWAY APARTMENTS PROJECT (HOUSING
               REVENUE, FNMA INSURED)ss+/-                                       1.60         10/15/2033            200,000
   1,225,000   BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT (MFHR, FHLMC
               INSURED)ss+/-                                                     1.60         01/01/2035          1,225,000
   4,090,000   CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HCFR, BANK OF
               NEW YORK LOC)ss+/-                                                1.40         11/01/2035          4,090,000
   1,400,000   CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT (MFHR LOC, FHLB
               INSURED)ss+/-                                                     1.65         05/01/2027          1,400,000
     335,000   DAKOTA COUNTY MN CDA BRENTWOOD HILLS APARTMENTS PROJECT
               SERIES B (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)
               ss+/-                                                             1.84         09/01/2038            335,000
   3,480,000   DAKOTA COUNTY MN CDA CATHOLIC FINANCE CORPORATION
               (ECONOMIC DEVELOPMENT REVENUE, US BANK NA LOC)ss+/-               1.65         01/01/2012          3,480,000
   4,600,000   DAKOTA COUNTY MN RDA (OTHER REVENUE, MERRILL LYNCH
               CAPITAL SERVICES LOC)ss+/-                                        1.79         06/01/2029          4,600,000
   2,915,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-489 (OTHER
               REVENUE, AMBAC INSURED)ss+/-                                      1.63         01/01/2030          2,915,000
   1,350,000   EAGLE TAX-EXEMPT TRUST CERTIFICATES 20012301 CLASS A
               (MINNESOTA STATE) (PROPERTY TAX REVENUE)ss+/-                     1.61         10/01/2019          1,350,000
   3,080,000   EDINA MN EDINA PARK PLAZA (MFHR, FHLMC INSURED)ss+/-              1.65         12/01/2029          3,080,000
   1,800,000   ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES 183
               (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-              1.65         02/01/2021          1,800,000
     715,000   HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH APARTMENTS
               PROJECT (MFHR, LASALLE NATIONAL BANK NA LOC)ss+/-                 1.75         04/15/2035            715,000
   3,325,000   INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT
               (HOUSING REVENUE, FNMA INSURED)ss+/-                              1.60         05/15/2035          3,325,000
   1,725,000   LAKE CRYSTAL MN WELLCOME MEMORIAL AREA SCHOOLS INDEPENDENT
               SCHOOL DISTRICT 2071 SERIES A (PROPERTY TAX REVENUE,
               SCHOOL DISTRICT CREDIT PROGRAM INSURED)                           4.50         08/11/2008          1,727,278
   1,115,000   MANKATO MN SERIES E (PROPERTY TAX REVENUE, US BANK NA
               LOC)ss+/-                                                         1.65         02/01/2018          1,115,000
   1,110,000   MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT (HOUSING
               REVENUE LOC)ss+/-                                                 1.60         03/01/2029          1,110,000
     690,000   MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY
               PROJECT (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss+/-             1.65         10/01/2031            690,000
   1,400,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA ALLINA HEALTH
               SYSTEM SERIES B1 (OTHER REVENUE, MBIA INSURED)ss+/-               2.50         11/15/2034          1,400,000
   8,835,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
               SERIES 1903 (AIRPORT REVENUE, AMBAC INSURED)ss+/-                 2.62         01/01/2013          8,835,000
   3,170,000   MINNEAPOLIS MN DRIFTWOOD APARTMENTS PROJECT A (HOUSING
               REVENUE, US BANK NA LOC)ss+/-                                     1.80         10/01/2024          3,170,000
   3,700,000   MINNEAPOLIS MN GATEWAY REAL ESTATE (HOUSING REVENUE, US
               BANK NA LOC)ss+/-                                                 1.75         10/01/2032          3,700,000
     500,000   MINNEAPOLIS MN HOUSING DEVELOPMENT SYMPHONY PLACE PROJECT
               (HOUSING REVENUE, FNMA INSURED)ss+/-                              1.56         12/01/2014            500,000
   1,115,000   MINNEAPOLIS MN SECOND STREET ACQUISITION SERIES A (HOUSING
               REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-                       1.77         01/01/2033          1,115,000
   3,970,000   MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTH
               CARE FACILITY ESSENTIAL C4 (HCFR, GUARANTEE AGREEMENT)
               ss+/-                                                             1.40         02/15/2030          3,970,000
   4,090,000   MINNESOTA PUBLIC FACILITIES AUTHORITY WATER MERLOTS SERIES
               2003-B06 (PCR LOC)ss+/-                                           1.68         03/01/2021          4,090,000
   7,500,000   MINNESOTA RURAL WATER FINANCE AUTHORITY PUBLIC PROJECTS
               CONSTRUCTION NOTES (WATER REVENUE)                                2.75         06/01/2009          7,551,410
   3,000,000   MINNESOTA SCHOOL DISTRICTS TAX & AID ANTICIPATION
               BORROWING PROGRAM CERTIFICATES (EDUCATIONAL FACILITIES
               REVENUE)                                                          4.50         08/28/2008          3,005,912

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

MINNESOTA MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
MINNESOTA (continued)
$  5,000,000   MINNESOTA STATE (PROPERTY TAX REVENUE, CITIBANK NA LOC)           5.00%        08/01/2008    $     5,026,633
     305,000   MINNESOTA STATE HEFAR HAMLINE UNIVERSITY SERIES 6E1
               (COLLEGE & UNIVERSITY REVENUE, HARRIS TRUST SAVINGS BANK
               LOC)ss+/-                                                         1.62         10/01/2016            305,000
     675,000   MINNESOTA STATE HEFAR OLAF COLLEGE FIVE M2 (COLLEGE &
               UNIVERSITY REVENUE, HARRIS TRUST SAVINGS BANK LOC)
               ss+/-                                                             1.40         10/01/2020            675,000
  10,125,000   MINNESOTA STATE HEFAR SCHOLASTICA SERIES 6A (HOUSING
               REVENUE, MARSHALL & ISLEY BANK LOC)ss+/-                          1.40         12/01/2034         10,125,000
   1,860,000   MINNESOTA STATE HEFAR ST. OLAF COLLEGE SERIES 5H HARRIS
               TRUST & SAVINGS BANK INSURED  (COLLEGE & UNIVERSITY
               REVENUE LOC)ss+/-                                                 1.40         10/01/2030          1,860,000
     850,000   MINNESOTA STATE HEFAR TRUSTEES HAMLINE UNIVERSITY SERIES
               6E3 (COLLEGE & UNIVERSITY REVENUE, HARRIS TRUST SAVINGS
               BANK LOC)ss+/-                                                    1.62         10/01/2016            850,000
   3,740,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES B (HOUSING
               REVENUE, GO OF AUTHORITY)ss+/-                                    1.80         01/01/2033          3,740,000
   2,375,000   MINNESOTA STATE HFA SERIES 1552 (HOUSING REVENUE, GO OF
               AUTHORITY)ss+/-                                                   1.87         01/01/2010          2,375,000
   3,000,000   MINNESOTA STATE RESIDENTIAL HOUSING SERIES C (HOUSING
               REVENUE, GO OF AUTHORITY)ss+/-                                    1.70         01/01/2035          3,000,000
   1,000,000   MINNESOTA STATE RESIDENTIAL HOUSING SERIES J (HOUSING
               REVENUE, GO OF AUTHORITY)ss+/-                                    1.80         07/01/2033          1,000,000
   6,185,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O
               (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)
               ss+/-                                                             1.63         10/01/2021          6,185,000
   4,380,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5C
               (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)
               ss+/-                                                             1.63         04/01/2025          4,380,000
   3,930,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5L
               (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)
               ss+/-                                                             1.63         04/01/2027          3,930,000
   3,745,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 6H (OTHER
               REVENUE, BANK OF NEW YORK LOC)ss+/-                               1.62         10/01/2032          3,745,000
     300,000   MINNETONKA MN (HOUSING REVENUE, FNMA INSURED)ss+/-                1.60         05/15/2034            300,000
   1,555,000   MONTICELLO MN SCHOOL DISTRICT #882 ANTICIPATION CTFS
               SERIES B (PROPERTY TAX REVENUE)                                   4.13         08/05/2008          1,555,893
   3,075,000   MONTROSE MN LYMAN LUMBER COMPANY PROJECT (IDR, US BANK NA
               LOC)ss+/-                                                         1.50         05/01/2026          3,075,000
   3,120,000   NEW BRIGHTON MN MFHR GOLDEN POND HOUSING PROJECT  (MFHR
               LOC)ss+/-                                                         1.75         07/15/2032          3,120,000
   1,600,000   NEW LONDON SPICER MN INDEPENDENT SCHOOL DISTRICT #345
               (PROPERTY TAX REVENUE)                                            4.25         09/23/2008          1,602,503
   1,365,000   NORTHERN MN MUNICIPAL POWER AGENCY (POWER REVENUE,
               GUARANTEE AGREEMENT)                                              5.00         01/01/2009          1,385,745
   1,900,000   NORTHERN MN MUNICIPAL POWER AGENCY ELECTRIC SYSTEM REVENUE
               (POWER REVENUE LOC)ss+/-                                          1.65         01/01/2013          1,900,000
       5,000   OAK PARK HEIGHTS MN BOUTWELLS LANDING PROJECT (HOUSING
               REVENUE, FHLMC)ss+/-                                              1.60         11/01/2035              5,000
     740,000   PLYMOUTH MN DAILY PRINTING INCORPORATED PROJECT (IDR, US
               BANK NA LOC)ss+/-                                                 1.84         10/01/2010            740,000
   1,500,000   PLYMOUTH MN THE LAKES APARTMENTS PROJECT (HOUSING REVENUE,
               FHLMC INSURED)ss+/-                                               1.72         08/01/2034          1,500,000
   8,170,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4208 (WATER
               REVENUE)ss+/-                                                     1.63         03/01/2027          8,170,000
   2,650,000   RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY
               APARTMENTS LP SERIES A (HOUSING REVENUE, LASALLE NATIONAL
               BANK NA LOC)ss+/-                                                 1.72         10/01/2038          2,650,000
   5,135,000   ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE
               NORTHWESTERN COLLEGE PROJECT (EDUCATIONAL FACILITIES
               REVENUE LOC)ss+/-                                                 1.43         11/01/2022          5,135,000
   7,640,000   SCA TAX-EXEMPT TRUST PT 2523 BURNVILLE MN (HOUSING REVENUE
               LOC)ss+/-                                                         1.63         01/01/2030          7,640,000
   3,040,000   SOUTHERN MN MUNICIPAL POWER AGENCY (OTHER REVENUE, MBIA
               INSURED)ss+/-                                                     1.89         01/01/2027          3,040,000
     500,000   SPRING LAKE PARK MN SENIOR HOUSING OAK CREST APARTMENTS
               PROJECT (HOUSING REVENUE, US BANK NALOC)ss+/-                     1.60         04/15/2011            500,000
   4,000,000   ST. ANTHONY MN LANDINGS SILVER LAKE SERIES A (MFHR,
               LASALLE NATIONAL BANK NA LOC)ss+/-                                1.72         10/01/2037          4,000,000
     305,000   ST. LOUIS PARK MN CATHOLIC FINANCE CORPORATION
               (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH BANK PLC
               LOC)ss+/-                                                         1.65         10/01/2025            305,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

MINNESOTA MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
MINNESOTA (continued)
$  4,700,000   ST. LOUIS PARK MN INDEPENDENT SCHOOL DISTRICT #283 SERIES
               A (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
               INSURED)                                                          2.50%        04/06/2009    $     4,719,236
     370,000   ST. LOUIS PARK MN MFHR PARKSHORE PROJECT (HOUSING REVENUE,
               FNMA INSURED)ss+/-                                                1.60         08/01/2034            370,000
   4,815,000   ST. LOUIS PARK MN NEWPORT ON SEVEN APARTMENTS PROJECT
               (MFHR, FNMA INSURED)ss+/-                                         1.75         09/15/2031          4,815,000
   2,005,000   ST. PAUL & RAMSEY COUNTY MN HOUSING & RDA ST. PAUL LEASED
               HOUSING ASSOCIATION (HOUSING REVENUE, LASALLE NATIONAL
               BANK NA LOC)ss+/-                                                 1.72         09/01/2035          2,005,000
     300,000   ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES D (IDR,
               DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                            1.80         03/01/2013            300,000
     680,000   ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES I (IDR,
               DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                            1.80         06/01/2015            680,000
   3,235,000   ST. PAUL MN HOUSING & RDA DISTRICT HEATING REVENUE SERIES
               A (WATER REVENUE LOC)ss+/-                                        1.65         12/01/2012          3,235,000
   2,155,000   ST. PAUL MN HOUSING & RDA DISTRICT SERIES E (OTHER
               REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                   1.77         12/01/2019          2,155,000
     875,000   ST. PAUL MN HOUSING & RDA KENDRICK APARTMENTS PROJECTS
               (HOUSING REVENUE, US BANK NA LOC)ss+/-                            1.85         01/01/2027            875,000
     425,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER
               REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                          1.40         10/01/2025            425,000
   1,815,000   ST. PAUL MN PORT AUTHORITY AMHERST H WILDER FOUNDATION
               SERIES 06-3 (RECREATIONAL FACILITIES REVENUE, BANK OF
               NEW YORK LOC)ss+/-                                                1.40         04/01/2036          1,815,000
   1,820,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES M
               (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)
               ss+/-                                                             1.43         03/01/2021          1,820,000
      70,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES O
               (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)
               ss+/-                                                             1.43         03/01/2012             70,000
   2,315,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES R
               (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)
               ss+/-                                                             1.50         03/01/2022          2,315,000
     595,000   ST. PAUL MN PORT AUTHORITY DISTRICT HEATING REVENUE
               SERIES J (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE
               LOC)ss+/-                                                         1.60         12/01/2025            595,000
     450,000   ST. PAUL MN PORT AUTHORITY HARRIS CONTRACTING COMPANY
               PROJECT SERIES A (IDR, US BANK NA LOC)ss+/-                       1.84         05/01/2016            450,000
     420,000   ST. PAUL MN PORT AUTHORITY IDEAL PRINTERS INCORPORATED
               SERIES A (IDR)ss+/-                                               1.75         04/01/2019            420,000
   4,500,000   ST. PAUL MN PORT AUTHORITY SERIES 2005-4 SERIES I
               (ELECTRIC REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)
               ss+/-                                                             1.75         12/01/2025          4,500,000
      75,000   ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE,
               ALLIED IRISH BANK PLC LOC)ss+/-                                   1.40         05/01/2025             75,000
     705,000   STEWARTVILLE MN HALCON CORPORATION PROJECT (IDR, US BANK
               NA LOC)ss+/-                                                      1.84         03/01/2018            705,000
     400,000   UNIVERSITY OF MINNESOTA SERIES C (COLLEGE & UNIVERSITY
               REVENUE, GO OF UNIVERSITY)ss+/-                                   1.66         12/01/2036            400,000
     900,000   WAYZATA MN INDEPENDENT SCHOOL DISTRICT #284 SERIES A
               (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
               INSURED)                                                          4.50         02/01/2009            914,090
     700,000   WINONA MN PORT AUTHORITY BAY STREET MILLING COMPANY
               PROJECT SERIES A (IDR, HARRIS TRUST SAVINGS BANK LOC)ss+/-        1.85         06/01/2011            700,000
                                                                                                                206,948,700
                                                                                                            ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $206,948,700)                                                               206,948,700
                                                                                                            ---------------
COMMERCIAL PAPER: 2.71%
   1,780,000   ROCHESTER MN HEALTH CARE                                          1.35         07/08/2008          1,780,000
   4,000,000   ROCHESTER MN HEALTH CARE                                          1.30         08/08/2008          4,000,000
TOTAL COMMERCIAL PAPER (COST $5,780,000)                                                                          5,780,000
                                                                                                            ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

MINNESOTA MONEY MARKET FUND

TOTAL INVESTMENTS IN SECURITIES
(COST $212,728,700)*                                                            99.61%                      $   212,728,700
OTHER ASSETS AND LIABILITIES, NET                                                0.39                               829,102
                                                                            ---------                       ---------------
TOTAL NET ASSETS                                                               100.00%                      $   213,557,802
                                                                            ---------                       ---------------

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-     VARIABLE RATE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

               PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
CERTIFICATES OF DEPOSIT: 8.06%
$114,000,000   ABN AMRO BANK NV (LONDON)                                         2.85%        09/10/2008    $   114,000,000
  26,000,000   ABN AMRO BANK NV (NEW YORK)                                       3.01         10/24/2008         26,029,177
  56,000,000   ALLIED IRISH BANKS (NEW YORK)                                     2.86         09/09/2008         56,000,000
  58,000,000   BANCO SANTANDER CENTRAL HISPANO SA                                4.16         07/11/2008         58,000,615
 100,000,000   BANK OF IRELAND (CONNECTICUT)                                     2.86         06/16/2008        100,000,000
 140,000,000   BANK OF SCOTLAND PLC (NEW YORK)+/-                                2.83         11/10/2008        140,000,000
 138,000,000   CALYON (NEW YORK)                                                 4.03         07/14/2008        138,000,000
  78,000,000   FORTIS BANK (NEW YORK)                                            2.80         10/17/2008         78,000,000
  11,000,000   NATEXIS BANQUE POPULAIR (NEW YORK)                                5.28         08/26/2008         11,058,966
 170,000,000   NATIXIS (NEW YORK)                                                2.80         08/06/2008        170,000,000
  44,000,000   NATIXIS (NEW YORK)+/-ss                                           2.90         04/01/2010         44,000,000
  94,000,000   ROYAL BANK OF SCOTLAND (NEW YORK)+/-                              2.66         07/03/2008         93,990,486
  57,250,000   U.S.  BANK NATIONAL ASSOCIATION                                   2.86         04/20/2009         57,250,000
TOTAL CERTIFICATES OF DEPOSIT (COST $1,086,329,244)                                                           1,086,329,244
                                                                                                            ---------------
COMMERCIAL PAPER: 40.89%
  53,250,000   ABN AMRO NORTH AMERICA FINANCE INCORPORATED##                     2.75         08/08/2008         52,977,463
   4,000,000   ACTS RETIREMENT-LIFE COMMUNITIES INCORPORATED##                   3.00         06/12/2008          3,996,667
  35,000,000   AEGON NV##                                                        2.72         06/16/2008         34,962,978
  14,000,000   ALLIED IRISH BANKS NA##                                           2.70         08/25/2008         13,911,800
  39,000,000   ALPINE SECURITIZATION CORPORATION##                               2.72         08/06/2008         38,808,467
  32,000,000   AMERICAN EXPRESS CREDIT##                                         2.98         07/09/2008         31,901,991
  62,400,000   AMSTEL FUNDING CORPORATION##                                      2.78         06/03/2008         62,395,181
   9,000,000   AMSTEL FUNDING CORPORATION##                                      2.65         06/05/2008          8,998,013
  25,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##                              2.90         07/29/2008         24,885,208
  21,800,000   ANZ NATIONAL INTERNATIONAL LIMITED##                              2.77         08/07/2008         21,689,492
  59,250,000   ANZ NATIONAL INTERNATIONAL LIMITED##                              3.04         04/20/2009         57,638,927
  14,000,000   APRECO LLC##                                                      2.60         07/17/2008         13,954,500
  23,500,000   ASB FINANCE LIMITED LONDON##                                      2.75         08/04/2008         23,386,906
  22,000,000   ASB FINANCE LIMITED LONDON##                                      2.75         09/05/2008         21,840,347
  25,400,000   ASB FINANCE LIMITED LONDON##                                      3.01         05/07/2009         24,680,058
   5,000,000   ASPEN FUNDING CORPORATION##                                       2.55         06/10/2008          4,997,167
  27,500,000   ATLANTIC ASSET SECURITIZATION CORPORATION##                       2.46         06/04/2008         27,496,242
  70,000,000   BARCLAYS US FUNDING LLC##                                         3.01         08/28/2008         69,491,654
   4,000,000   BEAGLE FUNDING LLC##                                              2.50         06/02/2008          4,000,000
  36,700,000   BEAGLE FUNDING LLC##                                              2.77         06/09/2008         36,680,233
  18,000,000   BEAGLE FUNDING LLC##                                              3.00         06/18/2008         17,976,000
  34,000,000   BEAGLE FUNDING LLC##                                              2.80         06/25/2008         33,939,178
   8,415,000   BEAGLE FUNDING LLC##                                              2.85         09/15/2008          8,345,050
  22,000,000   BELMONT FUNDING LLC##                                             2.70         06/02/2008         22,000,000
  13,000,000   BNZ INTERNATIONAL FUNDING##                                       3.68         07/14/2008         12,944,187
  34,000,000   BRYANT PARK FUNDING LLC##                                         2.72         07/14/2008         33,892,107
  28,154,000   BRYANT PARK FUNDING LLC##                                         2.72         07/28/2008         28,034,877
  13,000,000   CAFCO LLC##                                                       3.10         06/11/2008         12,989,925
  32,000,000   CAFCO LLC##                                                       2.73         07/01/2008         31,929,627
   3,000,000   CAFCO LLC##                                                       2.57         07/28/2008          2,988,007
  14,250,000   CAISSE NATIONALE DES CAISSES##                                    2.97         10/21/2008         14,084,237
  40,000,000   CAISSE NATIONALE DES CAISSES##                                    2.97         10/24/2008         39,524,800
  33,000,000   CHARIOT FUNDING LLC##                                             2.72         06/30/2008         32,930,187
  16,000,000   CHARTA LLC##                                                      2.73         07/11/2008         15,952,680
 123,000,000   CHARTA LLC##                                                      2.75         07/23/2008        122,520,812
  34,500,000   CIESCO LLC##                                                      2.85         06/05/2008         34,491,806
   8,400,000   CIESCO LLC##                                                      2.72         07/25/2008          8,366,363
   3,000,000   CITIBANK OMNI MASTER TRUST##                                      3.10         07/09/2008          2,990,442
  73,000,000   CITIBANK OMNI MASTER TRUST##                                      3.12         07/09/2008         72,765,913
  20,000,000   CITIBANK OMNI MASTER TRUST##                                      3.20         07/17/2008         19,920,000
  75,000,000   CITIBANK OMNI MASTER TRUST##                                      3.25         07/17/2008         74,695,312
  29,250,000   CITIBANK OMNI MASTER TRUST##                                      3.25         07/25/2008         29,110,047
  19,950,000   CITIBANK OMNI MASTER TRUST##                                      2.95         07/31/2008         19,853,547
  44,000,000   CLIPPER RECEIVABLES COMPANY LLC##                                 2.37         06/02/2008         44,000,000
  48,000,000   CLIPPER RECEIVABLES COMPANY LLC##                                 2.37         06/03/2008         47,996,840
 125,000,000   CLIPPER RECEIVABLES COMPANY LLC##                                 2.65         06/05/2008        124,972,396

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

               PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
COMMERCIAL PAPER (continued)
 $40,000,000   CRC FUNDING LLC##                                                 2.90%        06/10/2008    $    39,974,222
   7,000,000   CRC FUNDING LLC##                                                 2.58         07/29/2008          6,971,405
  32,250,000   CRC FUNDING LLC##                                                 2.65         07/30/2008         32,112,310
  20,000,000   CRC FUNDING LLC##                                                 2.65         08/08/2008         19,901,361
  26,000,000   CRC FUNDING LLC##                                                 2.70         08/27/2008         25,832,300
  33,900,000   DEXIA DELAWARE LLC##                                              2.66         08/11/2008         33,724,991
  26,000,000   DNB NOR BANK ASA##                                                4.35         06/04/2008         25,993,717
  55,000,000   DNB NOR BANK ASA##                                                3.69         07/07/2008         54,802,688
  50,000,000   DNB NOR BANK ASA##                                                2.75         08/04/2008         49,759,375
  35,000,000   EBBETS FUNDING LLC##                                              2.65         06/02/2008         35,000,000
  35,000,000   EBBETS FUNDING LLC##                                              3.00         06/05/2008         34,991,250
  40,250,000   EBBETS FUNDING LLC##                                              2.85         06/10/2008         40,224,508
  36,000,000   EBBETS FUNDING LLC##                                              2.75         06/16/2008         35,961,500
  56,900,000   ELYSIAN FUNDING LLC##                                             2.60         06/04/2008         56,891,781
   7,000,000   ELYSIAN FUNDING LLC##                                             2.62         06/05/2008          6,998,472
  16,000,000   ENTERPRISE FUNDING LLC##                                          2.70         07/11/2008         15,953,200
  21,000,000   ENTERPRISE FUNDING LLC##                                          2.75         08/05/2008         20,897,333
  47,000,000   ENTERPRISE FUNDING LLC##                                          2.75         08/14/2008         46,737,910
  21,000,000   ERASMUS CAPITAL CORPORATION##                                     2.50         06/02/2008         21,000,000
  26,000,000   ERASMUS CAPITAL CORPORATION##                                     2.55         06/13/2008         25,979,742
   7,000,000   FAIRWAY FINANCE CORPORATION##                                     3.00         06/06/2008          6,997,667
  70,000,000   FAIRWAY FINANCE CORPORATION##                                     2.85         06/20/2008         69,900,250
  61,250,000   FAIRWAY FINANCE CORPORATION##                                     2.85         07/16/2008         61,036,646
   9,900,000   FALCON ASSET SECURITIZATION COMPANY LLC##                         2.45         06/04/2008          9,898,653
  57,533,000   FALCON ASSET SECURITIZATION COMPANY LLC##                         2.56         07/07/2008         57,389,807
  85,000,000   FORTIS BANQUE LUXEMBOURG##                                        2.64         08/06/2008         84,594,833
  71,000,000   FORTIS FUNDING LLC##                                              2.67         10/07/2008         70,332,492
  24,000,000   FOXBORO FUNDING LIMITED+/-(I)                                     3.19         11/07/2008         24,000,000
  43,000,000   GALLEON CAPITAL LLC##                                             2.40         06/02/2008         43,000,000
  25,000,000   GALLEON CAPITAL LLC##                                             2.40         06/03/2008         24,998,333
  97,600,000   GALLEON CAPITAL LLC##                                             2.53         06/04/2008         97,586,282
  81,500,000   GALLEON CAPITAL LLC##                                             2.65         06/05/2008         81,482,002
  33,250,000   GEMINI SECURITIZATION CORPORATION LLC##                           2.80         06/03/2008         33,247,414
  29,000,000   GEMINI SECURITIZATION CORPORATION LLC##                           2.90         06/05/2008         28,992,992
  16,100,000   GEMINI SECURITIZATION CORPORATION LLC##                           2.67         08/07/2008         16,021,191
  17,315,000   GEMINI SECURITIZATION CORPORATION LLC##                           2.70         08/26/2008         17,204,617
   4,000,000   GOVCO LLC##                                                       2.95         06/26/2008          3,992,133
  12,000,000   GOVCO LLC##                                                       2.70         07/14/2008         11,962,200
  49,000,000   GOVCO LLC##                                                       2.89         07/18/2008         48,819,054
  30,500,000   GOVCO LLC##                                                       2.89         07/21/2008         30,380,025
  19,750,000   GOVCO LLC##                                                       2.97         07/24/2008         19,665,273
  54,400,000   GOVCO LLC##                                                       2.70         07/28/2008         54,171,520
  19,000,000   GOVCO LLC##                                                       2.72         11/17/2008         18,758,827
   9,000,000   INTESA FUNDING LLC##                                              2.78         06/16/2008          8,990,270
  28,850,000   IRISH LIFE & PERMANENT PLC##                                      2.94         06/10/2008         28,831,151
  26,775,000   JUPITER SECURITY COMPANY LLC##                                    2.65         06/02/2008         26,775,000
  17,000,000   KBC FINANCE PRODUCTION INTERNATIONAL LIMITED##                    4.37         06/04/2008         16,995,873
  35,000,000   KBC FINANCE PRODUCTION INTERNATIONAL LIMITED##                    4.08         06/12/2008         34,960,382
  69,500,000   KBC FINANCE PRODUCTION INTERNATIONAL LIMITED##                    2.72         09/17/2008         68,938,131
  54,700,000   LEHMAN BROTHERS HOLDING INCORPORATED##                            2.57         06/27/2008         54,602,376
   7,700,000   LIBERTY STREET FUNDING LLC##                                      2.45         06/02/2008          7,700,000
  25,000,000   LIBERTY STREET FUNDING LLC##                                      2.85         06/25/2008         24,954,479
  35,000,000   LIBERTY STREET FUNDING LLC##                                      2.90         06/26/2008         34,932,333
  40,450,000   LIBERTY STREET FUNDING LLC##                                      2.78         07/10/2008         40,331,302
  72,000,000   LIBERTY STREET FUNDING LLC##                                      2.64         07/14/2008         71,778,240
  10,000,000   MAZARIN FUNDING CORPORATION##                                     2.60         07/01/2008          9,979,056
   7,000,000   MONT BLANC CAPITAL CORPORATION##                                  2.60         06/09/2008          6,996,461
  40,000,000   MONT BLANC CAPITAL CORPORATION##                                  2.85         06/16/2008         39,955,667
  10,000,000   MONT BLANC CAPITAL CORPORATION##                                  2.65         07/10/2008          9,972,028
  14,000,000   MONT BLANC CAPITAL CORPORATION##                                  2.67         08/05/2008         13,933,547
   3,000,000   NATEXIS BANQUE POPULAIRES U.S. FINANCE COMPANY LLC##              2.94         07/07/2008          2,991,425
  97,600,000   NIEUW AMSTERDAM RECEIVABLES##                                     2.70         06/06/2008         97,570,720
  83,000,000   OLD LINE FUNDING LLC##                                            2.80         07/02/2008         82,806,333

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

               PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
COMMERCIAL PAPER (continued)
 $10,000,000   OLD LINE FUNDING LLC##                                            2.63%        07/10/2008    $     9,972,239
  20,200,000   OLD LINE FUNDING LLC##                                            2.65         08/04/2008         20,106,322
  15,000,000   OLD LINE FUNDING LLC##                                            2.62         08/12/2008         14,922,492
  22,100,000   PARK AVENUE RECEIVABLES##                                         2.45         06/04/2008         22,096,992
  20,000,000   PICAROS FUNDING LLC##                                             2.50         06/11/2008         19,987,500
  46,550,000   PICAROS FUNDING LLC##                                             2.97         07/24/2008         46,350,301
   3,000,000   PRUDENTIAL PLC##                                                  4.09         07/07/2008          2,988,071
  21,600,000   PRUDENTIAL PLC##                                                  4.09         07/09/2008         21,509,202
  52,000,000   PRUDENTIAL PLC##                                                  2.72         07/21/2008         51,807,484
  11,000,000   PRUDENTIAL PLC##                                                  2.70         08/07/2008         10,945,550
  86,500,000   PRUDENTIAL PLC##                                                  2.65         08/27/2008         85,952,407
   9,000,000   RANGER FUNDING COMPANY LLC##                                      2.72         06/06/2008          8,997,280
   8,800,000   RANGER FUNDING COMPANY LLC##                                      2.75         06/13/2008          8,792,606
  15,000,000   RANGER FUNDING COMPANY LLC##                                      2.65         08/08/2008         14,926,021
  31,000,000   REGENCY MARKETS #1 LLC##                                          2.50         06/06/2008         30,991,389
  32,000,000   REGENCY MARKETS #1 LLC##                                          2.72         08/15/2008         31,821,084
   9,000,000   SCALDIS CAPITAL LLC##                                             2.90         06/09/2008          8,994,925
  82,500,000   SCALDIS CAPITAL LLC##                                             2.79         07/10/2008         82,257,038
  52,200,000   SCALDIS CAPITAL LLC##                                             2.80         07/15/2008         52,025,420
  50,000,000   SCALDIS CAPITAL LLC##                                             3.02         07/28/2008         49,765,111
  13,000,000   SCALDIS CAPITAL LLC##                                             2.65         08/21/2008         12,923,444
   7,700,000   SHEFFIELD RECEIVABLES##                                           2.55         06/03/2008          7,699,455
  32,000,000   SHEFFIELD RECEIVABLES##                                           2.77         06/10/2008         31,980,302
  11,000,000   SHEFFIELD RECEIVABLES##                                           2.57         07/08/2008         10,971,730
  16,000,000   SHEFFIELD RECEIVABLES##                                           2.75         07/11/2008         15,952,333
  32,000,000   SOCIETE GENERALE NORTH AMERICA##                                  2.80         08/11/2008         31,825,778
  23,000,000   SOLITAIRE FUNDING LLC##                                           2.50         06/19/2008         22,972,847
  45,200,000   STADSHYPOTEK DELAWARE##                                           2.70         08/04/2008         44,986,430
  15,000,000   SURREY FUNDING CORPORATION##                                      2.92         06/03/2008         14,998,783
  26,000,000   SURREY FUNDING CORPORATION##                                      2.95         06/03/2008         25,997,869
  63,000,000   SURREY FUNDING CORPORATION##                                      2.65         06/13/2008         62,948,987
  20,000,000   SWEDBANK MORTGAGE AB##                                            4.33         06/11/2008         19,978,375
  35,000,000   SWEDBANK MORTGAGE AB##                                            4.36         07/08/2008         34,847,400
  20,000,000   SWEDBANK MORTGAGE AB##                                            2.71         07/10/2008         19,942,789
  61,000,000   THAMES ASSET GLOBAL SECURITIZATION# 1 INCORPORATED##              2.45         06/03/2008         60,995,849
   7,500,000   THAMES ASSET GLOBAL SECURITIZATION# 1 INCORPORATED##              2.80         07/07/2008          7,479,583
  16,000,000   THAMES ASSET GLOBAL SECURITIZATION# 1 INCORPORATED##              3.05         07/07/2008         15,952,556
  16,000,000   THAMES ASSET GLOBAL SECURITIZATION# 1 INCORPORATED##              2.80         07/08/2008         15,955,200
   5,000,000   THAMES ASSET GLOBAL SECURITIZATION# 1 INCORPORATED##              2.95         07/11/2008          4,984,021
  22,216,000   THAMES ASSET GLOBAL SECURITIZATION# 1 INCORPORATED##              2.83         09/08/2008         22,044,850
  33,500,000   THUNDER BAY FUNDING LLC##                                         2.75         06/13/2008         33,471,851
  25,000,000   THUNDER BAY FUNDING LLC##                                         2.65         06/17/2008         24,972,396
  48,200,000   THUNDER BAY FUNDING LLC##                                         2.74         06/18/2008         48,141,303
 100,000,000   TULIP FUNDING CORPORATION##                                       2.51         06/16/2008         99,902,389
  30,000,000   VARIABLE FUNDING CAPITAL COMPANY LLC##                            2.73         06/03/2008         29,997,725
  82,000,000   VARIABLE FUNDING CAPITAL COMPANY LLC##                            2.70         07/02/2008         81,815,500
  81,000,000   VERSAILLES COMMERCIAL PAPER LLC##                                 2.65         06/06/2008         80,976,150
  84,000,000   VICTORIA FINANCE LLC+/-(I)###(A)                                  4.82         01/17/2008         68,880,000
  12,000,000   WINDMILL FUNDING CORPORATION##                                    2.48         06/18/2008         11,986,773
  16,000,000   YORKTOWN CAPITAL LLC##                                            2.70         07/23/2008         15,938,800
 162,500,000   YORKTOWN CAPITAL LLC##                                            2.90         07/23/2008        161,832,396
   6,000,000   YORKTOWN CAPITAL LLC##                                            2.90         07/25/2008          5,974,383
  50,000,000   YORKTOWN CAPITAL LLC##                                            2.70         08/07/2008         49,752,500
TOTAL COMMERCIAL PAPER (COST $5,510,332,865)                                                                  5,510,332,865
                                                                                                            ---------------
CORPORATE BONDS & NOTES: 5.28%
  76,000,000   ALLIED IRISH BANKS PLC+/-++                                       2.48         11/18/2008         76,000,000
  98,000,000   BES FINANCE LIMITED+/-++                                          2.85         03/02/2009         98,000,000
 124,000,000   DNB NOR BANK ASA+/-++                                             2.40         03/25/2009        124,000,000
 152,000,000   FLORIDA HURRICANE CATASTROPHE+/-                                  2.72         12/12/2008        152,000,503
 103,000,000   INTESA BANK IRELAND PLC+/-++                                      2.40         03/25/2009        103,000,000
  83,000,000   IRISH LIFE & PERMANENT PLC+/-++                                   2.46         03/20/2009         83,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

               PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
CORPORATE BONDS & NOTES (continued)
 $30,060,000   MORGAN STANLEY+/-                                                 2.21%        09/15/2008    $    30,012,919
  45,000,000   NATIONWIDE BUILDING SOCIETY+/-++                                  2.76         01/06/2009         45,000,000
TOTAL CORPORATE BONDS & NOTES (COST $711,013,422)                                                               711,013,422
                                                                                                            ---------------
EXTENDABLE BONDS: 11.17%
 113,200,000   BANK OF IRELAND+/-++                                              2.96         06/02/2009        113,200,000
  72,000,000   BASF FINANCE EUROPE NV+/-++                                       2.81         06/19/2009         72,000,000
 118,000,000   CAISSE NATIONALE+/-++                                             2.69         06/10/2009        118,000,000
  76,250,000   COMMONWEALTH BANK AUSTRALIA+/-++                                  2.88         05/01/2009         76,250,000
 132,000,000   DEUTSCHE BANK+/-                                                  2.91         05/01/2009        132,000,000
 130,500,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                           2.64         06/09/2009        130,500,000
  60,000,000   HSBC USA INCORPORATED+/-                                          3.22         05/15/2009         60,000,000
  95,000,000   IBM INTERNATIONAL GROUP CAPITAL+/-++                              2.87         06/26/2009         95,000,000
 100,000,000   ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                      2.76         06/06/2008        100,000,000
 117,000,000   ING USA GLOBAL FUNDING+/-(I)                                      3.14         06/19/2009        117,000,000
 150,400,000   RABOBANK NEDERLAND+/-++                                           2.89         06/09/2009        150,400,000
  38,250,000   ROYAL BANK OF CANADA+/-++                                         3.23         06/15/2009         38,250,000
  69,250,000   SVENSKA HANDELSBANKEN AB+/-++                                     3.20         05/26/2009         69,250,000
  34,000,000   THE NATURE CONSERVANCY+/-(I)++                                    3.30         06/01/2009         34,000,000
 199,000,000   WACHOVIA BANK+/-                                                  2.91         05/01/2009        199,000,000
TOTAL EXTENDABLE BONDS (COST $1,504,850,000)                                                                  1,504,850,000
                                                                                                            ---------------
MEDIUM TERM NOTES: 8.44%
  62,000,000   BEAR STEARNS & COMPANY INCORPORATED+/-                            2.52         07/11/2008         62,000,000
  98,500,000   BNP PARIBAS+/-                                                    2.79         09/16/2008         98,500,000
 166,000,000   HBOS TREASURY SERVICES PLC+/-++                                   2.69         09/05/2008        166,000,000
  66,000,000   K2 (USA) LLC+/-++                                                 2.70         08/11/2008         65,997,482
  67,000,000   MERRILL LYNCH & COMPANY+/-                                        2.64         03/18/2009         67,000,000
 121,500,000   MERRILL LYNCH & COMPANY+/-                                        2.53         03/24/2009        121,500,000
  53,000,000   MORGAN STANLEY+/-                                                 2.16         10/31/2008         53,000,000
  35,000,000   NORDEA BANK AB+/-++                                               2.62         09/08/2008         35,000,000
  96,000,000   NORDEA BANK AB+/-++                                               2.61         09/10/2008         96,000,000
  64,000,000   NORTHERN ROCK PLC+/-++                                            3.08         10/08/2008         64,000,000
  65,000,000   NORTHERN ROCK PLC+/-++                                            2.79         10/31/2008         65,000,000
  15,000,000   PREMIUM ASSET TRUST SERIES 04-10+/-++                             2.59         12/12/2008         15,000,000
  71,000,000   ROYAL BANK OF SCOTLAND GROUP PLC+/-++                             2.91         09/18/2008         71,000,000
  97,000,000   TOTTA IRELAND PLC+/-++                                            2.71         09/05/2008         97,000,000
  61,000,000   TOYOTA MOTOR CREDIT CORPORATION+/-                                2.72         02/03/2009         61,000,000
TOTAL MEDIUM TERM NOTES (COST $1,137,997,482)                                                                1,137,997,482
                                                                                                            ---------------
MUNICIPAL BONDS & NOTES: 1.29%
  13,800,000   CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING REVENUE,
               FORTIS BANQUE LOC)+/-ss                                           1.40         08/01/2040         13,798,753
  29,325,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F2 (WATER
               REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                            1.10         05/01/2020         29,321,629
   9,500,000   COLORADO HOUSING & FINANCE AUTHORITY SFMR SERIES B
               (HOUSING REVENUE)+/-ss                                            2.65         11/01/2033          9,500,000
   9,555,000   COLORADO HOUSING & FINANCE AUTHORITY SFMR SERIES C
               (HOUSING REVENUE)+/-ss                                            2.65         11/01/2036          9,555,000
  84,170,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES SERIES B
               (EDUCATIONAL FACILITIES REVENUE, REGIONS BANK)+/-ss               2.43         07/01/2033         84,170,000
     120,000   KALAMAZOO MI FUNDING COMPANY LLC SERIES 96C+/-ss                  2.70         12/15/2026            120,000
     125,000   KALAMAZOO MI FUNDING COMPANY LLC SERIES 96D+/-ss                  2.70         12/15/2026            125,000
     145,000   KALAMAZOO MI FUNDING COMPANY LLC SERIES 96E+/-ss                  2.70         12/15/2026            145,000
      60,000   KALAMAZOO MI FUNDING COMPANY LLC SERIES 96G+/-ss                  3.30         12/15/2026             60,000
     225,000   KALAMAZOO MI FUNDING COMPANY LLC SERIES 96I+/-ss                  2.70         12/15/2026            225,000
  22,055,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED,
               BANK OF AMERICA NA LOC)+/-ss                                      2.38         11/01/2028         22,053,964

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

               PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
MUNICIPAL BONDS & NOTES (continued)
  $5,000,000   NEW BRITAIN CONNECTICUT TAXABLE PENSION SERIES C (PROPERTY
               TAX REVENUE, BANK OF AMERICA NA LOC)+/-ss                         2.66%        02/01/2026    $     5,000,000
  TOTAL MUNICIPAL BONDS & NOTES (COST $174,074,346)                                                             174,074,346
                                                                                                            ---------------
PROMISSORY NOTES: 1.00%
 135,000,000   GOLDMAN SACHS GROUP INCORPORATED+/-(I)                            2.93         07/28/2008        135,000,000
TOTAL PROMISSORY NOTES (COST $135,000,000)                                                                      135,000,000
                                                                                                            ---------------
SECURED MASTER NOTE AGREEMENT: 3.71%
 239,997,000   BANK OF AMERICA SECURITIES LLC+/-ss(E)                            2.51                           239,997,000
 260,560,000   CITIGROUP GLOBAL MARKETS INCORPORATED+/-ss(E)                     2.50                           260,560,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $500,557,000)                                                         500,557,000
                                                                                                            ---------------
TIME DEPOSITS: 6.78%
 122,400,000   BANK OF IRELAND                                                   2.53         06/03/2008        122,400,000
 166,000,000   BNP PARIBAS (PARIS)                                               2.80         06/02/2008        166,000,000
 111,300,000   CALYON (GRAND CAYMAN)                                             2.40         06/02/2008        111,300,000
  34,000,000   DEUTSCHE BANK (CAYMAN)                                            2.19         06/02/2008         34,000,000
 223,000,000   DEXIA BANK SA (BRUSSELS)                                          2.45         06/02/2008        223,000,000
  34,000,000   ING BANK NV (AMSTERDAM)                                           2.18         06/02/2008         34,000,000
 223,000,000   KBC BANK NV (BRUSSELS)                                            2.50         06/02/2008        223,000,000
TOTAL TIME DEPOSITS (COST $913,700,000)                                                                         913,700,000
                                                                                                            ---------------
REPURCHASE AGREEMENTS: 13.48%
 391,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $391,076,571)               2.30         06/02/2008        391,000,000
 300,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102%
               COLLATERALIZED BY US GOVERNMENT SECURITIES (MATURITY VALUE
               $300,055,500)                                                     2.50         06/02/2008        300,000,000
 198,922,000   DEUTSCHE BANK SECURITIES INCORPORATED - 102%
               COLLATERALIZED BY US GOVERNMENT SECURITIES (MATURITY VALUE
               $198,960,127)                                                     2.35         06/02/2008        198,922,000
 404,000,000   DEUTSCHE BANK SECURITIES INCORPORATED - 102%
               COLLATERALIZED BY US GOVERNMENT SECURITIES (MATURITY VALUE
               $404,083,493)                                                     2.45         06/02/2008        404,000,000
 300,000,000   JPMORGAN SECURITIES INCORPORATED - 102% COLLATERALIZED BY
               US GOVERNMENT SECURITIES (MATURITY VALUE $300,058,750)            2.42         06/02/2008        300,000,000
 167,000,000   LEHMAN BROTHERS INCORPORATED - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $167,034,792)               2.50         06/02/2008        167,000,000
  56,000,000   MERRILL LYNCH PIERCE FENNER & SMITH - 102% COLLATERALIZED
               BY US GOVERNMENT SECURITIES (MATURITY VALUE $56,011,667)          2.42         06/02/2008         56,000,000
TOTAL REPURCHASE AGREEMENTS (COST $1,816,922,000)                                                             1,816,922,000
                                                                                                            ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $13,490,776,359)*             100.10%                                                                 $13,490,776,359
OTHER ASSETS AND LIABILITIES, NET    (0.10)                                                                     (13,022,920)
                                    ------                                                                  ---------------
TOTAL NET ASSETS                    100.00%                                                                 $13,477,753,439
                                    ------                                                                  ---------------

+/-     VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

##      ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(I)     ILLIQUID SECURITY.

### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(E)     THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
--------------   ----------------------------------------------------------   -------------   -------------   ---------------
COMMERCIAL PAPER: 4.15%
$    5,000,000   ASCENSION PARISH LA                                              1.95%         08/07/2008    $     5,000,000
     3,000,000   MIAMI DADE COUNTY FL                                             1.78          06/30/2008          3,000,000
     3,000,000   MIAMI DADE COUNTY FL                                             2.05          06/30/2008          3,000,000
     4,950,000   ROCHESTER MN HEALTH CARE                                         1.30          08/08/2008          4,950,000
TOTAL COMMERCIAL PAPER (COST $15,950,000)                                                                          15,950,000
                                                                                                              ---------------
MUNICIPAL BONDS & NOTES: 93.35%
ALABAMA: 1.25%
     4,800,000   COLUMBIA AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER
                 COMPANY PROJECT (IDR)ss+/-                                       1.37          06/01/2028          4,800,000
                                                                                                                    4,800,000
                                                                                                              ---------------
ARIZONA: 0.60%
     2,300,000   PIMA COUNTY AZ IDA EASTSIDE APARTMENTS SERIES B
                 (MFHR)ss+/-                                                      1.77          02/15/2031          2,300,000
                                                                                                              ---------------
CALIFORNIA: 1.63%
     1,520,000   CALIFORNIA PCFA WADHAM ENERGY SERIES C (OTHER REVENUE,
                 BANQUE NATIONALE PARIS LOC)ss+/-                                 1.70          11/01/2017          1,520,000
     3,000,000   CALIFORNIA STATE (OTHER REVENUE)                                 4.00          06/30/2008          3,001,420
     1,730,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-631 (PROPERTY
                 TAX REVENUE, MBIA INSURED)ss+/-                                  1.60          09/01/2027          1,730,000
                                                                                                                    6,251,420
                                                                                                              ---------------
COLORADO: 3.06%
     7,000,000   AURORA CO HOUSING AUTHORITY LIBERTY CREEK PROJECT (HOUSING
                 REVENUE, FNMA INSURED)ss+/-                                      1.72          02/15/2038          7,000,000
     2,000,000   COLORADO HOUSING & FINANCE AUTHORITY READY FOODS
                 INCORPORATED PROJECT SERIES A (OTHER REVENUE, US BANK NA
                 LOC)ss+/-                                                        1.70          01/01/2032          2,000,000
     1,500,000   COLORADO HOUSING & FINANCE AUTHORITY WASTE MANAGEMENT
                 INCORPORATED PROJECT (OTHER REVENUE, WACHOVIA BANK
                 LOC)ss+/-                                                        1.75          08/01/2038          1,500,000
     1,250,000   HUDSON CO SERIES A (IDR, US BANK NA LOC)ss+/-                    1.84          11/01/2020          1,250,000
                                                                                                                   11,750,000
                                                                                                              ---------------
DISTRICT OF COLUMBIA: 2.08%
     8,010,000   METROPOLITAN WASHINGTON DC AIRPORT AUTHORITY SERIES 2855
                 (AIRPORT REVENUE, FIRST SECURITY BANK LOC)ss+/-                  1.67          10/01/2014          8,010,000
                                                                                                                    8,010,000
                                                                                                              ---------------
FLORIDA: 3.19%
       100,000   ALACHUA COUNTY FL OAK HAMMOCK UNIVERSITY OF FLORIDA
                 PROJECT SERIES A (HCFR, BNP PARIBAS LOC)ss+/-                    1.40          10/01/2032            100,000
     2,750,000   JACKSONVILLE FL HFA CHRISTINE COVE APARTMENTS (MFHR, FHLMC
                 INSURED)ss+/-                                                    1.75          09/15/2038          2,750,000
     2,475,000   MARTIN COUNTY FL POWER & LIGHT COMPANY PROJECT
                 (IDR)ss+/-                                                       1.80          07/15/2022          2,475,000
     1,800,000   MIAMI DADE COUNTY FL IDA FLORIDA POWER & LIGHT COMPANY
                 PROJECT (LEASE REVENUE)ss+/-                                     1.40          02/01/2023          1,800,000
     5,135,000   SCA TAX EXEMPT TRUST PT 2517 LEE COUNTY FL (HOUSING
                 REVENUE, FIRST SECURITY BANK LOC)ss+/-                           1.69          01/01/2030          5,135,000
                                                                                                                   12,260,000
                                                                                                              ---------------
GEORGIA: 3.36%
     5,960,000   DEKALB COUNTY NEWTOWN GWINETT COUNTY GA JOINT REAL ESTATE
                 STUDENT I (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK
                 LOC)ss+/-                                                        1.65          06/01/2035          5,960,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
--------------   ----------------------------------------------------------   -------------   -------------   ---------------
GEORGIA (continued)
$      475,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY CATHOLIC SCHOOL
                 PROPERTIES INCORPORATED (PRIVATE SCHOOL REVENUE, WACHOVIA
                 BANK LOC)ss+/-                                                   1.60%         04/01/2024    $       475,000
     6,475,000   FULTON COUNTY GA HOUSING AUTHORITY WALTON LAKES APARTMENTS
                 PROJECT SERIES A (HOUSING REVENUE, SUNTRUST BANK
                  LOC)ss+/-                                                       1.60          02/01/2041          6,475,000
                                                                                                                   12,910,000
                                                                                                              ---------------
IDAHO: 0.53%
     2,045,000   BONNEVILLE COUNTY ID YELLOWSTONE PLASTICS PROJECT
                 (IDR)ss+/-                                                       1.76          08/01/2014          2,045,000
                                                                                                              ---------------
ILLINOIS: 6.44%
     5,710,000   AURORA IL SERIES E05 (SFHR, GNMA INSURED)ss+/-                   1.83          06/01/2045          5,710,000
     1,985,000   GENEVA IL CONTINENTAL ENVELOPE PROJECT (IDR, BANK ONE
                 CHICAGO NA LOC)ss+/-                                             2.60          04/01/2016          1,985,000
     3,175,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCL INCORPORATED
                 PROJECT (IDR)ss+/-                                               2.60          06/01/2017          3,175,000
       700,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY SURGIPATH MEDICAL
                 INDUSTRY PROJECT (IDR)ss+/-                                      1.76          06/01/2011            700,000
       525,000   ILLINOIS FINANCE AUTHORITY BRADLEY UNIVERSITY SERIES B
                 (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-             2.00          04/01/2038            525,000
     1,000,000   ILLINOIS FINANCE AUTHORITY INX INTERNATIONAL INK COMPANY
                 (INDUSTRIAL DEVELOPMENT REVENUE, JPMORGAN CHASE BANK
                 LOC)ss+/-                                                        1.85          01/01/2034          1,000,000
       825,000   ILLINOIS FINANCE AUTHORITY MERUG LLC SERIES B (IDR,
                 JPMORGAN CHASE BANK LOC)ss+/-                                    2.60          12/01/2018            825,000
     2,600,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY BRAINARD LANDINGS
                 APARTMENTS (HOUSING REVENUE, US BANK NA LOC)ss+/-                1.70          05/01/2042          2,600,000
     2,070,000   LAKE COUNTY IL BROWN PAPER GOODS PROJECT (IDR, BANK ONE
                 CHICAGO NA LOC)ss+/-                                             2.60          10/01/2021          2,070,000
     2,600,000   LAKE COUNTY IL NORTHPOINT ASSOCIATION (IDR, NORTHERN TRUST
                 CORPORATION LOC)ss+/-                                            2.10          07/01/2029          2,600,000
     1,590,000   LAKE ZURICH IL (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN
                 CHASE BANK LOC)ss+/-                                             2.60          12/01/2009          1,590,000
     1,960,000   VERNON HILLS IL NORTHWESTERN TOOL & DIE PROJECT (IDR,
                 LASALLE NATIONAL BANK NA LOC)ss+/-                               2.08          04/01/2025          1,960,000
                                                                                                                   24,740,000
                                                                                                              ---------------
INDIANA: 0.50%
     1,925,000   GREENSBURG IN COMMUNITY PARTNERS VILLAGE II (HOUSING
                 REVENUE, FHLMC INSURED)ss+/-                                     1.75          09/01/2029          1,925,000
                                                                                                                    1,925,000
                                                                                                              ---------------
IOWA: 2.92%
     6,000,000   DES MOINES IA ELLIOT AVIATION PROJECT (OTHER REVENUE, US
                 BANK NA LOC)ss+/-                                                1.75          08/01/2027          6,000,000
       280,000   IOWA FINANCE AUTHORITY CARE INITIATIVES PROJECT (OTHER
                 REVENUE, KBC BANK NV LOC)ss+/-                                   1.43          11/01/2036            280,000
     4,750,000   IOWA FINANCE AUTHORITY HEALTH SYSTEM SERIES A (HCFR,
                 MBIA INSURED)                                                    5.13          07/01/2008          4,849,785
       100,000   IOWA FINANCE AUTHORITY HOLY FAMILY CATHOLIC SCHOOLS
                 (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH BANK PLC
                 LOC)ss+/-                                                        1.43          03/01/2036            100,000
                                                                                                                   11,229,785
                                                                                                              ---------------
KANSAS: 1.30%
     5,000,000   OLATHE KS ISL LLC PROJECT (OTHER REVENUE, US BANK NA
                 LOC)ss+/-                                                        1.80          08/01/2027          5,000,000
KENTUCKY: 2.45%
     4,155,000   DAVIESS COUNTY KY PARK REGENCY (OTHER REVENUE, SOCIETE
                 GENERALE LOC)ss+/-                                               1.77          07/01/2020          4,155,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
--------------   ----------------------------------------------------------   -------------   -------------   ---------------
KENTUCKY (continued)
$    2,990,000   HOPKINSVILLE KY FREE-FLOW PACKAGING PROJECT (IDR,
                 COMERCIA BANK NA LOC)ss+/-                                       1.85%         11/01/2019    $     2,990,000
     2,275,000   KENTUCKY ASSET LIABILITY COMMISSION TRAN SERIES A
                 (OTHER REVENUE)                                                  4.50          06/26/2008          2,276,136
                                                                                                                    9,421,136
                                                                                                              ---------------
MARYLAND: 1.95%
     7,500,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 531 (OTHER
                 REVENUE, BANK OF NEW YORK LOC)ss+/-                              1.72          01/01/2010          7,500,000
                                                                                                                    7,500,000
                                                                                                              ---------------
MICHIGAN: 0.56%
     2,150,000   MICHIGAN SERIES B2 (OTHER REVENUE, SCOTIABANK LOC)               4.50          08/20/2008          2,153,666
                                                                                                                    2,153,666
                                                                                                              ---------------
MINNESOTA: 15.62%
     2,410,000   BLOOMINGTON MN NORLAN PARTNERS SERIES B (HOUSING REVENUE,
                 LASALLE NATIONAL BANK NA LOC)ss+/-                               1.77          07/15/2032          2,410,000
     1,985,000   HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH APARTMENTS
                 PROJECT (MFHR, LASALLE NATIONAL BANK NA LOC)ss+/-                1.75          04/15/2035          1,985,000
     1,720,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                 SERIES 1903 (AIRPORT REVENUE, AMBAC INSURED)ss+/-                2.62          01/01/2013          1,720,000
     1,200,000   MINNEAPOLIS MN DRIFTWOOD APARTMENTS PROJECT A (HOUSING
                 REVENUE, US BANK NA LOC)ss+/-                                    1.80          10/01/2024          1,200,000
     1,665,000   MINNEAPOLIS MN SECOND STREET ACQUISITION SERIES A (HOUSING
                 REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-                      1.77          01/01/2033          1,665,000
     1,500,000   MINNESOTA SCHOOL DISTRICTS TAX & AID ANTICIPATION
                 BORROWING PROGRAM CERTIFICATES (EDUCATIONAL FACILITIES
                 REVENUE)                                                         4.50          08/28/2008          1,502,956
       825,000   MINNESOTA STATE HEFAR SCHOLASTICA SERIES 6A (HOUSING
                 REVENUE, MARSHALL & ISLEY BANK LOC)ss+/-                         1.40          12/01/2034            825,000
       140,000   MINNESOTA STATE HEFAR ST. OLAF COLLEGE SERIES 5H HARRIS
                 TRUST & SAVINGS BANK INSURED  (COLLEGE & UNIVERSITY
                 REVENUE LOC)ss+/-                                                1.40          10/01/2030            140,000
       530,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES B (HOUSING
                 REVENUE, GO OF AUTHORITY)ss+/-                                   1.80          01/01/2033            530,000
     3,505,000   MINNESOTA STATE RESIDENTIAL HOUSING SERIES C (HOUSING
                 REVENUE, GO OF AUTHORITY)ss+/-                                   1.70          01/01/2035          3,505,000
     4,045,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5L
                 (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC
                 LOC)ss+/-                                                        1.63          04/01/2027          4,045,000
        70,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 6H (OTHER
                 REVENUE, BANK OF NEW YORK LOC)ss+/-                              1.62          10/01/2032             70,000
     2,300,000   PLYMOUTH MN THE LAKES APARTMENTS PROJECT (HOUSING REVENUE,
                 FHLMC INSURED)ss+/-                                              1.72          08/01/2034          2,300,000
     7,450,000   RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY
                 APARTMENTS LP SERIES A (HOUSING REVENUE, LASALLE NATIONAL
                 BANK NA LOC)ss+/-                                                1.72          10/01/2038          7,450,000
     2,205,000   ST. LOUIS PARK MN NEWPORT ON SEVEN APARTMENTS PROJECT
                 (MFHR, FNMA INSURED)ss+/-                                        1.75          09/15/2031          2,205,000
     7,000,000   ST. PAUL & RAMSEY COUNTY MN HOUSING & RDA ST. PAUL LEASED
                 HOUSING ASSOCIATION (HOUSING REVENUE, LASALLE NATIONAL
                 BANK NA LOC)ss+/-                                                1.72          09/01/2035          7,000,000
     3,850,000   ST. PAUL MN HEATING REVENUE SERIES F (OTHER REVENUE, DEXIA
                 CREDIT LOCAL DE FRANCE LOC)ss+/-                                 1.80          12/01/2023          3,850,000
    10,750,000   ST. PAUL MN HOUSING & RDA BRIGECREEK SENIOR PLACE SERIES A
                 (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-             1.77          06/15/2037         10,750,000
       450,000   ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES I (IDR,
                 DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                           1.80          06/01/2015            450,000
       705,000   ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES L (IDR,
                 DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                           1.80          03/01/2018            705,000
       605,000   ST. PAUL MN HOUSING & RDA DISTRICT SERIES E (OTHER
                 REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                  1.77          12/01/2019            605,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
--------------   ----------------------------------------------------------   -------------   -------------   ---------------
MINNESOTA (continued)
$    2,595,000   ST. PAUL MN HOUSING & RDA LEASED HOUSING ASSOCIATION
                 SERIES A (HOUSING REVENUE, LASALLE NATIONAL BANK NA
                 LOC)ss+/-                                                        1.72%         09/01/2035    $     2,595,000
     2,445,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES R
                 (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                 LOC)ss+/-                                                        1.50          03/01/2022          2,445,000
       100,000   WINONA MN PORT AUTHORITY BAY STREET MILLING COMPANY
                 PROJECT SERIES A (IDR, HARRIS TRUST SAVINGS BANK
                 LOC)ss+/-                                                        1.85          06/01/2011            100,000
                                                                                                                   60,052,956
                                                                                                              ---------------
MISSISSIPPI: 0.18%
       680,000   MISSISSIPPI BUSINESS FINANCE CORPORATION ARCH ALUMINUM &
                 GLASS PROJECT (IDR, COMERCIA BANK NA LOC)ss+/-                   1.80          01/01/2014            680,000
                                                                                                                      680,000
                                                                                                              ---------------
MISSOURI: 1.78%
     3,300,000   HANNIBAL MO IDA BUCKHORN RUBBER PRODUCTS PROJECT (IDR,
                 BANK ONE CHICAGO NA LOC)ss+/-                                    2.60          03/01/2010          3,300,000
     1,705,000   JACKSON COUNTY MO IDA KANSAS CITY HOSPICE (OTHER REVENUE,
                 FIFTH THIRD BANK LOC)ss+/-                                       1.80          01/01/2030          1,705,000
     1,845,000   MISSOURI STATE PUBLIC UTILITIES COMMUNITY (OTHER REVENUE)        4.75          09/01/2008          1,849,220
                                                                                                                    6,854,220
                                                                                                              ---------------
NEW MEXICO: 0.73%
     1,300,000   NEW MEXICO HOUSING AUTHORITY REGION III EL PUEBLO
                 APARTMENTS PROJECT SERIES A (HOUSING REVENUE, US BANK NA
                 LOC)ss+/-                                                        1.70          12/01/2044          1,300,000
     1,500,000   NEW MEXICO HOUSING AUTHORITY REGION III MADEIRA COURT
                 APARTMENTS PROJECT SERIES B (HOUSING REVENUE, US BANK NA
                 LOC)ss+/-                                                        1.70          12/01/2044          1,500,000
                                                                                                                    2,800,000
                                                                                                              ---------------
NORTH CAROLINA: 2.30%
     3,015,000   LEE COUNTY NC INDUSTRIAL FACILITIES & PCFA CHALLENGE
                 PRINTING COMPANY PROJECT (OTHER REVENUE, WACHOVIA BANK
                 LOC)ss+/-                                                        1.75          07/01/2027          3,015,000
       215,000   NORTH CAROLINA MEDICAL CARE COMMISSION BLUE RIDGE SERIES B
                 (HCFR, WACHOVIA BANK LOC)ss+/-                                   1.30          01/01/2036            215,000
     5,600,000   SURRY COUNTY NC INDUSTRIAL FACILITIES & PCFA OTTENWELLER
                 COMPANY SERIES A (OTHER REVENUE, JPMORGAN CHASE BANK
                 LOC)ss+/-                                                        1.67          06/01/2027          5,600,000
                                                                                                                    8,830,000
                                                                                                              ---------------
NORTH DAKOTA: 1.69%
     3,000,000   NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES A
                 (HOUSING REVENUE, LLOYDS BANK LOC)ss+/-                          1.64          07/01/2037          3,000,000
     3,500,000   NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES B
                 (HOUSING REVENUE)ss+/-                                           1.64          01/01/2035          3,500,000
                                                                                                                    6,500,000
                                                                                                              ---------------
OHIO: 0.33%
     1,250,000   FRANKLIN COUNTY OH LIFELINE SHELTER SYSTEMS PROJECT (IDR,
                 BANK ONE CHICAGO NA LOC)ss+/-                                    2.55          10/01/2021          1,250,000
                                                                                                              ---------------
OTHER: 8.53%
        15,000   CLIPPER BRIGANTINE TAX EXEMPT TRUST CERTIFICATES SERIES
                 2002 (OTHER REVENUE, STATE STREET BANK & TRUST COMPANY
                 LOC)ss+/-++                                                      1.97          02/01/2030             15,000
    32,785,000   SUNAMERICA TRUST CERTIFICATES VARIOUS STATES CLASS A
                 SERIES 2 (OTHER REVENUE, FHLMC INSURED)ss+/-                     1.87          07/01/2041         32,785,000
                                                                                                                   32,800,000
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
--------------   ----------------------------------------------------------   -------------   -------------   ---------------
PENNSYLVANIA: 2.44%
$    5,000,000   BEAVER COUNTY PA IDA ELECTRIC COMPANY PROJECT SERIES B
                 (OTHER REVENUE, SCOTIABANK LOC)ss+/-                             1.66%         11/01/2025    $     5,000,000
     3,092,308   PENNSYLVANIA HFA SFMR+/-                                         2.85          06/01/2008          3,092,308
     1,300,000   PHILADELPHIA PA SCHOOL DISTRICT TRAN SERIES A (OTHER
                 REVENUE, BANK OF AMERICA NA LOC)                                 4.50          06/27/2008          1,300,670
                                                                                                                    9,392,978
                                                                                                              ---------------
SOUTH CAROLINA: 2.34%
     5,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY SOUTH
                 ATLANTIC CANNERS PROJECT (IDR, WACHOVIA BANK
                 LOC)ss+/-                                                        1.70          12/01/2021          5,000,000
     4,000,000   SOUTH CAROLINA STATE HOUSING FINANCE & DEVELOPMENT
                 AUTHORITY ROCKY CREEK (MFHR, WACHOVIA BANK LOC)ss+/-             1.68          01/01/2048          4,000,000
                                                                                                                    9,000,000
                                                                                                              ---------------
TENNESSEE: 7.28%
     1,345,000   COFFEE COUNTY TN INDUSTRIAL BOARD INCORPORATED MCKEY
                 PERFORATED PRODUCTS PROJECT (IDR, M&I MARSHALL & ILSLEY
                 LOC)ss+/-                                                        1.76          06/01/2016          1,345,000
     8,000,000   HUNTINGDON TN INDUSTRIAL DEVELOPMENT BOARD BEHLEN
                 MANUFACTURING COMPANY PROJECT (IDR, LASALLE BANK NA
                 LOC)ss+/-                                                        1.77          05/01/2020          8,000,000
     2,025,000   PULASKI & GILES COUNTY TN LOMAR DEVELOPMENT COMPANY
                 PROJECT (IDR, US BANK NA LOC)ss+/-                               1.80          01/01/2017          2,025,000
     7,370,000   SCA TAX-EXEMPT TRUST PT-2518 HAMILTON COUNTY TN INDUSTRIAL
                 (HOUSING REVENUE, FIRST SECURITY BANK LOC)ss+/-                  1.69          01/01/2030          7,370,000
     2,890,000   SCA TAX-EXEMPT TRUST PT-2520 MEMPHIS TN HEALTH EDUCATIONAL
                 FINANCE (HOUSING REVENUE, FIRST SECURITY BANK
                 LOC)ss+/-                                                        1.69          01/01/2030          2,890,000
     6,355,000   SHELBY COUNTY TN HEALTH & EDUCATIONAL HOUSING FACILITIES
                 EDEN POINTE APARTMENTS (OTHER REVENUE, REGIONS BANK
                 LOC)ss+/-                                                        1.80          03/01/2040          6,355,000
                                                                                                                   27,985,000
                                                                                                              ---------------
TEXAS: 6.30%
     7,500,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-69 (PROPERTY TAX
                 REVENUE, MBIA INSURED)ss+/-                                     1.72          10/01/2014          7,500,000
     1,210,000   COASTAL BEND TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                 CHRISTUS HEALTH SUBSERIES B3 (HCFR, AMBAC INSURED)ss+/-          2.85           07/01/2041         1,210,000
     3,000,000   LOWER NECHES VALLEY AUTHORITY TEXAS INDUSTRIAL DEVELOPMENT
                 CORPORATION EXEMPT FACILITIES REVENUE MOBIL OIL REFINING
                 CORPORATION PROJECT (IDR LOC)ss+/-                               1.04          04/01/2029          3,000,000
     1,500,000   RIESEL TX INDUSTRIAL DEVELOPMENT CORPORATION SOLID WASTE
                 DISPOSAL SANDY CREEK ENERGY ASSOCIATION (SOLID WASTE
                 REVENUE, CREDIT SUISSE FIRST BOSTON LOC)ss+/-                    1.65          10/01/2042          1,500,000
     8,000,000   TEXAS STATE TRAN (OTHER REVENUE)                                 4.50          08/28/2008          8,014,703
     3,000,000   TEXAS STATE TURNPIKE AUTHORITY CENTRAL TEXAS TURNPIKE
                 SYSTEM (OTHER REVENUE, AMBAC INSURED)ss+/-                       2.68          08/15/2042          3,000,000
                                                                                                                   24,224,703
                                                                                                              ---------------
UTAH: 3.25%
     5,000,000   UTAH HOUSING CORPORATION POINTE APARTMENTS PROJECT (OTHER
                 REVENUE, US BANK NA LOC)ss+/-                                    1.70          08/01/2024          5,000,000
     7,500,000   UTAH HOUSING CORPORATION TODD HOLLOW APARTMENTS SERIES A
                 (HOUSING REVENUE)ss+/-                                           2.32          07/01/2038          7,500,000
                                                                                                                   12,500,000
                                                                                                              ---------------
VIRGINIA: 2.42%
     9,305,000   CHESAPEAKE VA ECONOMIC DEVELOPMENT AUTHORITY SOLID WASTE
                 DISPOSAL TIDEWATER FIBRE CORPORATION PROJECT (OTHER
                 REVENUE, WACHOVIA BANK LOC)ss+/-                                 1.68          12/01/2014          9,305,000
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
--------------   ----------------------------------------------------------   -------------   -------------   ---------------
WASHINGTON: 2.21%
$    4,700,000   PORT OF SEATTLE WA INDUSTRIAL DEVELOPMENT CORPORATION
                 CROWLEY MARINE SERVICES PROJECT BP WEST COAST PRODUCTS LLC
                 PROJECT (AIRPORT REVENUE, CITIBANK NA LOC)ss+/-                  1.64%         12/31/2021    $     4,700,000
     1,200,000   PORT VANCOUVER WASHINGTON SPECIAL REVENUE (IDR, BANK OF
                 AMERICA NA LOC)ss+/-                                             1.80          12/01/2010          1,200,000
     2,585,000   WASHINGTON STATE HOUSING FINANCE COMMUNITY MFHR LAKEWOOD
                 MEADOWS APARTMENTS PROJECT SERIES A (MFHR LOC, FNMA
                 INSURED)ss+/-                                                    1.75          07/15/2033          2,585,000
                                                                                                                    8,485,000
                                                                                                              ---------------
WISCONSIN: 4.13%
     2,400,000   APPLETON WI GREAT NORTHERN CORPORATION PROJECT A (IDR, US
                 BANK NA LOC)ss+/-                                                1.75          09/01/2019          2,400,000
     1,535,000   ASHWAUBENON WI VALLEY PACKAGING SUPPLY COMPANY
                 (IDR)ss+/-                                                       1.76          05/01/2020          1,535,000
       790,000   MIDDLETON WI FRISTAM PUMPS INCORPORATED PROJECT
                 (IDR)ss+/-                                                       1.76          05/01/2020            790,000
     3,500,000   MILWAUKEE WI RDA HELWIG CARBON PRODUCTS SERIES A
                 (IDR)ss+/-                                                       1.76          11/01/2028          3,500,000
     2,890,000   NEW LONDON WI WOHLT CHEESE CORPORATION PROJECT
                 (IDR)ss+/-                                                       1.76          07/01/2021          2,890,000
     1,365,000   OREGON WI FIVE K PARTNERSHIP PROJECT A (IDR, US BANK NA
                 LOC)ss+/-                                                        1.80          06/01/2021          1,365,000
     3,400,000   WISCONSIN STATE HEFA REVENUE PROHEALTH INCORPORATED SERIES
                 B (HCFR LOC)ss+/-                                                4.50          08/15/2030          3,400,000
                                                                                                                   15,880,000
                                                                                                              ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $358,835,864)                                                                 358,835,864
                                                                                                              ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $374,785,864)*                 97.50%                                                                   $   374,785,864
OTHER ASSETS AND LIABILITIES, NET     2.50                                                                          9,613,027
                                    ------                                                                    ---------------
TOTAL NET ASSETS                    100.00%                                                                   $   384,398,891
                                    ======                                                                    ===============

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-     VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
MUNICIPAL BONDS & NOTES: 92.93%
ALABAMA: 3.05%
$  5,800,000   BIRMINGHAM AL PUBLIC EDUCATIONAL BUILDING AUTHORITY
               STUDENT HOUSING REVENUE (OTHER REVENUE LOC)ss+/-                 1.62%         07/01/2037    $     5,800,000
  37,950,000   COLUMBIA AL IDA SERIES A (IDR)ss+/-                              1.32          06/01/2022         37,950,000
  24,900,000   COLUMBIA AL IDA SERIES B (PCR)ss+/-                              1.32          05/01/2022         24,900,000
  10,000,000   DCH AL HEALTH CARE AUTHORITY (HCFR, REGIONS BANK
               LOC)ss+/-                                                        1.63          06/01/2020         10,000,000
   1,755,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-564
               (OTHER REVENUE, MBIA INSURED)ss+/-                               1.63          10/01/2027          1,755,000
   8,700,000   EUTAW AL IDA PCR ALABAMA POWER COMPANY PROJECT
               (IDR)ss+/-                                                       1.32          06/01/2028          8,700,000
  15,000,000   MOBILE AL EDUCATIONAL BUILDING AUTHORITY SPRING HILL
               COLLEGE PROJECT (OTHER REVENUE, REGIONS BANK
               LOC)ss+/-                                                        1.64          09/01/2037         15,000,000
  12,000,000   MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER
               COMPANY PROJECT SERIES C (IDR)ss+/-                              1.68          08/01/2017         12,000,000
  40,000,000   MOBILE AL INFIRMARY HEALTH SYSTEM SPECIAL CARE
               FACILITIES SERIES A (HFFA REVENUE, BANK OF NOVA
               SCOTIA)ss+/-                                                     1.57          02/01/2040         40,000,000
   5,595,000   MONTGOMERY AL BMC SPECIAL CARE FACILITIES AUTHORITY
               SERIES 435 (NURSING HOME REVENUE, MBIA INSURED)ss+/-             1.67          11/15/2029          5,595,000
   5,650,000   PRICHARD UNIVERSITY MOBILE AL EDUCATIONAL BUILDING
               AUTHORITY UNIVERSITY MOBILE PROJECT (LEASE REVENUE,
               REGIONS BANK LOC)ss+/-                                           1.64          03/01/2025          5,650,000
   6,900,000   TUSCALOOSA AL SPECIAL CARE FACILITIES FINANCING
               AUTHORITY CAPSTONE VILLAGE SERIES C (HCFR, BANQUE
               NATIONALE PARIS LOC)ss+/-                                        1.62          08/01/2010          6,900,000
                                                                                                                174,250,000
                                                                                                            ---------------
ALASKA: 0.60%
  10,000,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-507
               (OTHER REVENUE, FGIC INSURED)ss+/-                               1.63          12/01/2034         10,000,000
  16,105,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-532 (OTHER
               REVENUE, MBIA INSURED)ss+/-                                      1.63          12/01/2041         16,105,000
   8,195,000   PUTTABLE FLOATING OPTION TAX EXEMPTS RECEIPTS 4018
               (PROPERTY TAX REVENUE, MBIA INSURED)ss+/-                        1.62          04/01/2021          8,195,000
                                                                                                                 34,300,000
                                                                                                            ---------------
ARIZONA: 0.43%
   4,000,000   ARIZONA SPORTS & TOURISM AUTHORITY MULTIPURPOSE
               STADIUM (OTHER REVENUE, ALLIED IRISH BANK PLC
               LOC)ss+/-                                                        1.65          07/01/2036          4,000,000
  10,195,000   GREATER ARIZONA DEVELOPMENT AUTHORITY SERIES 2056
               (OTHER REVENUE, MBIA INSURED)ss+/-                               2.02          08/01/2015         10,195,000
  10,325,000   MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA
               INSURED)ss+/-                                                    1.60          04/15/2030         10,325,000
                                                                                                                 24,520,000
                                                                                                            ---------------
CALIFORNIA: 5.64%
  21,150,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-41 (PROPERTY
               TAX REVENUE, AMBAC INSURED)ss+/-                                 2.62          06/01/2014         21,150,000
     655,000   ALAMEDA CA CORRIDOR TRANSPORTATION AUTHORITY SERIES
               1514 (TRANSPORTATION REVENUE, MBIA INSURED)ss+/-                 1.76          10/01/2032            655,000
  21,770,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
               INSURED REVENUE SERIES B (IDR LOC)ss+/-                          1.75          04/01/2042         21,770,000
   5,100,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
               RAND CORPORATION SERIES A (ECONOMIC DEVELOPMENT
               REVENUE, BANK OF AMERICA NA LOC)ss+/-                            1.50          04/01/2042          5,100,000
  30,100,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B2
               (POWER REVENUE, BNP PARIBAS LOC)ss+/-                            1.40          05/01/2022         30,100,000
  13,805,000   CALIFORNIA STATE ECONOMIC RECOVERY PUTTERS SERIES 446
               (ECONOMIC DEVELOPMENT REVENUE LOC)ss+/-                          1.77          01/01/2012         13,805,000
     100,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-631
               (PROPERTY TAX REVENUE, MBIA INSURED)ss+/-                        1.60          09/01/2027            100,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
CALIFORNIA (continued)
$  1,000,000   EAST BAY CA MUD SUBSERIES A2 (WATER REVENUE, DEXIA
               CREDIT LOCAL DE FRANCE LOC)ss+/-                                 1.25%         06/01/2038    $     1,000,000
   5,525,000   EAST BAY CA MUD SUBSERIES A3 (OTHER REVENUE, DEXIA
               CREDIT LOCAL DE FRANCE LOC)ss+/-                                 1.25          06/01/2038          5,525,000
  25,000,000   LOS ANGELES CA TRAN (PROPERTY TAX REVENUE)                       4.50          06/30/2008         25,015,503
  15,000,000   LOS ANGELES CA USD TRAN SERIES A                                 4.00          12/29/2008         15,069,153
   1,650,000   LOS ANGELES CA WASTEWATER SUBSERIES D (SEWER REVENUE,
               BANK OF NOVA SCOTIA)ss+/-                                        1.38          06/01/2028          1,650,000
   3,400,000   LOS ANGELES CA WASTEWATER SYSTEM SUBSERIES A (SEWER
               REVENUE, BANK OF NOVA SCOTIA)ss+/-                               1.33          06/01/2028          3,400,000
  10,000,000   NORTHSTAR CA COMMUNITY HOUSING CORPORATION SERIES A
               (MFHR, US BANK NA LOC)ss+/-                                      1.62          06/01/2041         10,000,000
  40,500,000   PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF
               AMERICA NA LOC)ss+/-                                             1.35          02/01/2035         40,500,000
  13,500,000   ROSEVILLE CA ELECTRIC SYSTEM COP SERIES B (OTHER
               REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                  1.40          02/01/2035         13,500,000
  19,195,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING
               AUTHORITY (SEWER REVENUE, AMBAC INSURED)ss+/-                    1.70          12/01/2035         19,195,000
  30,000,000   SACRAMENTO COUNTY CA TRAN SERIES A (OTHER REVENUE)               4.25          07/09/2008         30,017,366
   4,000,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION
               SECOND SERIES 37D (OTHER REVENUE, FIRST SECURITY BANK
               LOC)ss+/-                                                        1.30          05/01/2030          4,000,000
  23,900,000   SAN PABLO CA REDEVELOPMENT AGENCY TAX ALLOCATION 10TH
               TOWNSHIP PROJECT (TAX INCREMENTAL REVENUE, AMBAC
               INSURED)ss+/-                                                    4.00          12/01/2032         23,900,000
   5,800,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
               TRANSMISSION PROJECT REVENUE (UTILITIES REVENUE,
               LLOYDS TSB BANK PLC LOC)ss+/-                                    1.45          07/01/2019          5,800,000
   1,875,000   TURLOCK CA IRRIGATION DISTRICT COP CAPITAL IMPROVEMENT
               PROJECT SOCIETE GENERALE LOC  (LEASE REVENUE
               LOC)ss+/-                                                        1.25          01/01/2031          1,875,000
  11,105,000   VERNON CA NATURAL GAS FINANCING VERNON GAS PROJECT
               SERIES B (OTHER REVENUE, MBIA INSURED)ss+/-                      1.70          08/01/2021         11,105,000
  18,120,000   WESTLANDS CALIFORNIA WATER DISTRICT COP (LEASE
               REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                  1.28          03/01/2029         18,120,000
                                                                                                                322,352,022
                                                                                                            ---------------
COLORADO: 1.96%
   5,255,000   ADAMS COUNTY CO (MFHR, FNMA INSURED)ss+/-                        1.63          01/01/2026          5,255,000
   1,500,000   ARVADA COUNTY CO (WATER REVENUE, FIRST SECURITY BANK
               LOC)ss+/-                                                        3.65          11/01/2020          1,500,000
  10,050,000   AURORA CO WATER IMPROVEMENT (OTHER REVENUE, AMBAC
               INSURED)ss+/-                                                    1.68          08/01/2039         10,050,000
  17,165,000   AURORA CO WATER IMPROVEMENT (OTHER REVENUE, AMBAC
               INSURED)ss+/-                                                    1.68          08/01/2039         17,165,000
  13,785,000   BROOMFIELD CO URBAN RENEWAL AUTHORITY EVENT CENTER
               PROJECT (TAX INCREMENTAL REVENUE, BANQUE NATIONALE
               PARIS LOC)ss+/-                                                  1.62          12/01/2030         13,785,000
   5,000,000   COMMERCE CITY CO NORTHERN INFRASTRUCTURE GENERAL
               IMPROVEMENT DISTRICT (PROPERTY TAX REVENUE, US BANK NA
               LOC)ss+/-                                                        1.67          12/01/2028          5,000,000
   7,560,000   CORNERSTONE CO METROPOLITAN DISTRICT #1 (OTHER
               REVENUE, BANK OF AMERICA NA LOC)ss+/-                            1.65          12/01/2036          7,560,000
   6,600,000   DENVER CO CITY & COUNTY COTTONWOOD CREEK SERIES A
               (MHFR, FHLMC INSURED)ss+/-                                       1.70          04/15/2014          6,600,000
   5,970,000   DENVER CO CITY & COUNTY SERIES D37 (OTHER REVENUE,
               AMBAC INSURED)ss+/-                                              2.43          11/15/2032          5,970,000
  14,575,000   FITZSIMONS RDA COLORADO UNIVERSITY PHYSICIANS
               INCORPORATED (COLLEGE & UNIVERSITY REVENUE, ALLIED
               IRISH BANK PLC LOC)ss+/-                                         1.65          01/01/2025         14,575,000
   6,665,000   MOUNTAIN VILLAGE CO HOUSING AUTHORITY VILLAGE COURT
               APARTMENTS PROJECT (MFHR, US BANK NA LOC)ss+/-                   1.67          11/01/2033          6,665,000
  10,600,000   SOUTH GLENN CO METROPOLITAN DISTRICT (OTHER REVENUE,
               BANQUE NATIONALE PARIS LOC)ss+/-                                 1.67          12/01/2030         10,600,000
   7,365,000   SOUTHEAST CO PUBLIC IMPROVEMENT METROPOLITAN DISTRICT
               (PROPERTY TAX REVENUE, US BANK NA LOC)ss+/-                      1.67          11/15/2034          7,365,000
                                                                                                                112,090,000
                                                                                                            ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
DISTRICT OF COLUMBIA: 0.43%
$  5,830,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-524
               (OTHER REVENUE, AMBAC INSURED)ss+/-                              1.63%         10/01/2025    $     5,830,000
  14,770,000   DISTRICT OF COLUMBIA NATIONAL ASSOCIATION OF YOUNG
               CHILDREN (OTHER REVENUE, WACHOVIA BANK LOC)ss+/-                 1.63          04/01/2036         14,770,000
   4,285,000   DISTRICT OF COLUMBIA SERIES A (PROPERTY TAX REVENUE,
               ALLIED IRISH BANK PLC LOC)ss+/-                                  1.65          06/01/2034          4,285,000
                                                                                                                 24,885,000
                                                                                                            ---------------
FLORIDA: 8.70%
  15,040,000   ALACHUA COUNTY FL OAK HAMMOCK UNIVERSITY OF FLORIDA
               PROJECT SERIES A (HCFR, BNP PARIBAS LOC)ss+/-                    1.40          10/01/2032         15,040,000
   4,000,000   BREVARD COUNTY FL WUESTHOFF MEMORIAL HOSPITAL PROJECT
               (HEALTH FACILITIES FINANCING AUTHORITY REVENUE,
               WACHOVIA BANK LOC)ss+/-                                          1.60          08/01/2031          4,000,000
   8,835,000   BROWARD COUNTY FL HFA ISLAND CLUB APARTMENTS SERIES A
               (MFHR, FHLMC INSURED)ss+/-                                       1.65          07/01/2031          8,835,000
  11,450,000   CAPITAL TRANSFER AGENCY FLORIDA PORTOFINO VILLAS
               SERIES A (OTHER REVENUE, FNMA INSURED)ss+/-                      1.60          04/15/2036         11,450,000
   6,435,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-547 (OTHER
               REVENUE, MBIA INSURED)ss+/-                                      1.63          10/01/2026          6,435,000
   1,405,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-518
               (OTHER REVENUE, AMBAC INSURED)ss+/-                              1.63          10/01/2028          1,405,000
   2,265,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-538
               (OTHER REVENUE, AMBAC INSURED)ss+/-                              1.63          04/01/2027          2,265,000
   4,000,000   DUVAL COUNTY FL HFA SUNBEAM ROAD APARTMENTS PROJECT
               (HOUSING REVENUE, US BANK NA LOC)ss+/-                           1.63          07/01/2025          4,000,000
  24,700,000   FLORIDA GAS SUPPLY PROJECT #2A1 (UTILITIES
               REVENUE)ss+/-                                                    1.55          11/01/2026         24,700,000
  11,800,000   FLORIDA HEFAR FINANCING JACKSONVILLE UNIVERSITY
               PROJECT (COLLEGE & UNIVERSITY REVENUE, RADIAN
               INSURED)ss+/-                                                    1.60          07/01/2036         11,800,000
   5,100,000   FLORIDA HFA (MFHR, FHLMC INSURED)ss+/-                           1.61          12/01/2013          5,100,000
   1,570,000   FLORIDA HOUSING FINANCE CORPORATION SERIES B (HOUSING
               REVENUE, MBIA INSURED)ss+/-                                      1.98          01/01/2016          1,570,000
  12,605,000   FLORIDA KEYS AQUEDUCT AUTHORITY SERIES 2096 (WATER
               REVENUE, FGIC INSURED)ss+/-                                      1.72          09/01/2037         12,605,000
   5,600,000   FLORIDA MUNICIPAL LOAN COUNCIL SERIES 1084B (OTHER
               REVENUE, MBIA INSURED)ss+/-                                      2.12          10/01/2013          5,600,000
  10,005,000   FLORIDA STATE DEPARTMENT OF ENVIRONMENTAL PROTECTION
               SERIES 2197 (OTHER REVENUE, MBIA INSURED)ss+/-                   1.67          07/01/2024         10,005,000
   5,130,000   FLORIDA STATE TURNPIKE AUTHORITY DEPARTMENT OF
               TRANSPORTATION SERIES B (TOLL ROAD REVENUE)                      5.50          07/01/2008          5,188,475
  11,500,000   FLORIDA USF FINANCING CORPORATION COP MASTER LEASE
               PROGRAM SERIES B1 (LEASE REVENUE, AMBAC
               INSURED)ss+/-                                                    1.60          07/01/2035         11,500,000
     410,000   FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED
               PROJECT (HCFR, WACHOVIA BANK LOC)ss+/-                           1.75          12/01/2014            410,000
  15,000,000   HILLSBOROUGH COUNTY FL SCHOOL BOARD COP SERIES C
               (LEASE REVENUE, MBIA INSURED)ss+/-                               1.30          07/01/2030         15,000,000
  17,470,000   JACKSONVILLE FL BAPTIST MEDICAL CENTER PROJECT (HCFR,
               WACHOVIA BANK LOC)ss+/-                                          1.30          08/15/2021         17,470,000
  40,625,000   MARTIN COUNTY FL POWER & LIGHT COMPANY PROJECT
               (IDR)ss+/-                                                       1.80          07/15/2022         40,625,000
  10,195,000   MIAMI-DADE COUNTY FL EXPRESSWAY AUTHORITY SERIES 1339
               (TOLL ROAD REVENUE)ss+/-                                         1.67          07/01/2012         10,195,000
  45,325,000   MIAMI-DADE COUNTY FL HEALTH FACILITIES AUTHORITY MIAMI
               CHILDRENS HOSPITAL PROJECT B2 (HCFR, MBIA
               INSURED)ss+/-                                                    1.60          08/01/2034         45,325,000
  45,350,000   MIAMI-DADE COUNTY FL HEALTH FACILITIES AUTHORITY MIAMI
               CHILDRENS HOSPITAL PROJECT B3 (HCFR, MBIA
               INSURED)ss+/-                                                    1.60          08/01/2034         45,350,000
   6,160,000   MIAMI-DADE COUNTY FL SCHOOL BOARD (LEASE REVENUE,
               FIRST SECURITY BANK LOC)ss+/-                                    1.65          08/01/2021          6,160,000
  13,490,000   MIAMI-DADE COUNTY FL SERIES 2839 (PROPERTY TAX
               REVENUE, GUARANTEE AGREEMENT)ss+/-                               1.67          07/01/2013         13,490,000
   1,415,000   ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT SERIES A
               (IDR, BANK OF AMERICA NA LOC)ss+/-                               1.57          05/01/2027          1,415,000
   3,625,000   ORANGE COUNTY FL EDUCATIONAL FACILITIES AUTHORITY
               ROLLINS COLLEGE PROJECT (COLLEGE & UNIVERSITY REVENUE,
               BANK OF AMERICA NA LOC)ss+/-                                     1.55          12/01/2034          3,625,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
FLORIDA (continued)
$  9,245,000   ORLANDO FL TOURIST TAX DEVELOPMENT SERIES 2860 (TAX
               REVENUE, GUARANTEE AGREEMENT)ss+/-                               1.67%         11/01/2015    $     9,245,000
   4,170,000   PALM BEACH COUNTY FL CHILDRENS HOME PROJECT (OTHER
               REVENUE, BANK OF AMERICA NA LOC)ss+/-                            1.55          05/01/2038          4,170,000
   3,400,000   PALM BEACH COUNTY FL KINGS ACADEMY INCORPORATED
               PROJECT (PRIVATE SCHOOL REVENUE, WACHOVIA BANK
               LOC)ss+/-                                                        1.61          08/01/2031          3,400,000
     300,000   PALM BEACH COUNTY FL NORTON GALLERY INCORPORATED
               (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST
               CORPORATION LOC)ss+/-                                            1.71          05/01/2025            300,000
   5,500,000   PALM BEACH COUNTY FL ZOOLOGICAL SOCIETY INCORPORATED
               PROJECT (RECREATIONAL FACILITIES REVENUE, NORTHERN
               TRUST CORPORATION LOC)ss+/-                                      1.65          05/01/2031          5,500,000
   7,635,000   PALM COAST FL UTILITY SYSTEM SERIES D22 (OTHER
               REVENUE, MBIA INSURED)ss+/-                                      2.43          10/01/2027          7,635,000
   9,500,000   PEMBROKE PINES FL CHARTER SCHOOL (OTHER REVENUE,
               GUARANTEE AGREEMENT)ss+/-                                        1.65          07/01/2032          9,500,000
  41,900,000   SARASOTA COUNTY FL CONTINUING CARE RETIREMENT
               COMMUNITY GLENRIDGE PALMER PROJECT (HFFA REVENUE, BANK
               OF SCOTLAND LOC)ss+/-                                            1.40          06/01/2036         41,900,000
   5,090,000   SARASOTA COUNTY FL PLANNED PARENTHOOD INCORPORATED
               PROJECT (OTHER REVENUE, WACHOVIA BANK LOC)ss+/-                  1.67          10/01/2041          5,090,000
  16,000,000   SARASOTA COUNTY FL PUBLIC HOSPITAL DISTRICT (HOSPITAL
               REVENUE, AMBAC INSURED)ss+/-                                     1.62          07/01/2037         16,000,000
  19,730,000   SOUTH FL WATER MANAGEMENT DISTRICT COP CLASS A (LEASE
               REVENUE, AMBAC INSURED)ss+/-                                     1.66          10/01/2036         19,730,000
  19,960,000   TAMPA BAY FL WATER UTILITY SYSTEM (WATER REVENUE, FGIC
               INSURED)ss+/-                                                    1.63          10/01/2023         19,960,000
  14,300,000   TAMPA FL UNIVERSITY OF TAMPA LLC PROJECT
               (HEFAR)ss+/-                                                     1.63          10/01/2037         14,300,000
                                                                                                                497,293,475
                                                                                                            ---------------
GEORGIA: 4.69%
  14,250,000   ATLANTA GA AIRPORT PASSENGER FACILITY CHARGE (OTHER
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                           1.67          01/01/2033         14,250,000
   6,205,000   ATLANTA GA WESTSIDE PROJECT SERIES B (TAX INCREMENTAL
               REVENUE, WACHOVIA BANK LOC)ss+/-                                 1.63          12/01/2023          6,205,000
  82,300,000   COBB COUNTY GA (PROPERTY TAX REVENUE)                            2.25          12/31/2008         82,630,001
   3,195,000   COBB COUNTY GA HOUSING AUTHORITY TAMARRON APARTMENTS
               PROJECT (HOUSING REVENUE, FHLMC INSURED)ss+/-                    1.55          03/01/2024          3,195,000
   8,375,000   DEKALB NEWTOWN GWINETT COUNTIES GA REAL ESTATE PACKAGE
               I LLC  (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK
               LOC)ss+/-                                                        1.65          06/01/2032          8,375,000
  14,995,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY CATHOLIC SCHOOL
               PROPERTIES INCORPORATED (PRIVATE SCHOOL REVENUE,
               WACHOVIA BANK LOC)ss+/-                                          1.60          04/01/2024         14,995,000
   3,500,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY GEORGIA TECH
               FACILITIES PROJECT SERIES A (COLLEGE & UNIVERSITY
               REVENUE, SUNTRUST BANK LOC)ss+/-                                 1.55          05/01/2037          3,500,000
   3,500,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY GEORGIA TECH
               FACILITIES PROJECT SERIES B (COLLEGE & UNIVERSITY
               REVENUE, SUNTRUST BANK LOC)ss+/-                                 1.55          06/01/2032          3,500,000
   9,295,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY GEORGIA TECH
               FACILITIES PROJECT SERIES D (OTHER REVENUE, SUNTRUST
               BANK LOC)ss+/-                                                   1.55          06/01/2020          9,295,000
   6,830,000   FULTON COUNTY GA NORTHSIDE SERIES B (HOSPITAL REVENUE,
               WACHOVIA BANK LOC)ss+/-                                          1.30          10/01/2033          6,830,000
  25,065,000   FULTON COUNTY GA RESIDENTIAL CARE FACILITIES FIRST
               MORTGAGE LENBROOK PROJECT C (HOSPITAL REVENUE, BANK OF
               SCOTLAND LOC)ss+/-                                               1.57          07/01/2017         25,065,000
  13,445,000   FULTON COUNTY GA SERIES 1474 (WATER & SEWER
               REVENUE)ss+/-                                                    1.67          07/01/2012         13,445,000
   5,190,000   FULTON DE KALB GA ROCS RR II R 2074 (HCFR, FIRST
               SECURITY BANK LOC)ss+/-                                          1.65          01/01/2020          5,190,000
  17,880,000   GEORGIA LOCAL GOVERNMENT COP SERIES K (GO POLITICAL
               SUBDIVISION)ss+/-                                                2.62          12/01/2022         17,880,000
  16,000,000   GEORGIA MEDICAL CENTER HOSPITAL AUTHORITY ROCS RR II
               R-10319CE (OTHER REVENUE, CITIBANK NA LOC)ss+/-                  1.68          03/07/2013         16,000,000
  12,000,000   GEORGIA MUNICIPAL GAS AUTHORITY PORTFOLIO III PROJECT
               SERIES B (OTHER REVENUE, WACHOVIA BANK LOC)ss+/-                 1.57          02/01/2015         12,000,000
   5,500,000   GEORGIA PRIVATE COLLEGES & UNIVERSITY AUTHORITY MERCER
               UNIVERSITY PROJECT SERIES A (OTHER REVENUE)ss+/-                 1.62          10/01/2036          5,500,000
   7,400,000   HEARD COUNTY GA DEVELOPMENT AUTHORITY OWER WANSLEY
               (OTHER REVENUE)ss+/-                                             1.35          09/01/2029          7,400,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
GEORGIA (continued)
$  4,000,000   MONROE COUNTY GA DEVELOPMENT AUTHORITY SCHERER PROJECT
               (OTHER REVENUE)ss+/-                                             1.40%         04/01/2032    $     4,000,000
   9,285,000   ROSELL GA HOUSING AUTHORITY (HOUSING REVENUE, FHLMC
               INSURED)ss+/-                                                    1.55          01/01/2034          9,285,000
                                                                                                                268,540,001
                                                                                                            ---------------
HAWAII: 0.13%
   7,235,000   HAWAII STATE (TOLL ROAD REVENUE, FIRST SECURITY BANK
               LOC)ss+/-                                                        1.65          07/01/2019          7,235,000
                                                                                                            ---------------
IDAHO: 0.31%
  17,800,000   COEUR D ALENE ID (OTHER REVENUE, BANK OF AMERICA NA
               LOC)ss+/-                                                        1.55          08/15/2022         17,800,000
                                                                                                            ---------------
ILLINOIS: 8.99%
  16,390,000   CHICAGO IL BOARD OF EDUCATION SERIES 3010 (PROPERTY
               TAX REVENUE, AMBAC INSURED)ss+/-                                 1.62          12/01/2030         16,390,000
   8,560,000   CHICAGO IL O'HARE INTERNATIONAL AIRPORT (AIRPORT
               REVENUE)ss+/-                                                    1.63          01/01/2020          8,560,000
  15,030,000   CHICAGO IL O'HARE INTERNATIONAL AIRPORT (AIRPORT
               REVENUE, MBIA INSURED)ss+/-                                      1.88          01/01/2026         15,030,000
   3,010,000   CHICAGO IL O'HARE INTERNATIONAL AIRPORT SERIES 2500
               (AIRPORT REVENUE, FIRST SECURITY BANK LOC)ss+/-                  1.67          01/01/2015          3,010,000
   3,600,000   CHICAGO IL O'HARE INTERNATIONAL AIRPORT SERIES 2504
               (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-                    1.67          01/01/2015          3,600,000
  10,825,000   CHICAGO IL PARK DISTRICT (OTHER REVENUE, AMBAC
               INSURED)ss+/-                                                    1.65          01/01/2026         10,825,000
   4,555,000   CHICAGO IL SERIES B24 (PROPERTY TAX REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                          1.78          01/01/2025          4,555,000
   5,000,000   CHICAGO IL SERIES G (OTHER REVENUE, MBIA
               INSURED)ss+/-                                                    1.64          01/01/2042          5,000,000
  18,580,000   COOK COUNTY IL (OTHER REVENUE, FIRST SECURITY BANK
               LOC)ss+/-                                                        1.67          11/15/2025         18,580,000
  11,597,500   COOK COUNTY IL GO CERTIFICATES SERIES 458 (PROPERTY
               TAX REVENUE, FGIC INSURED)ss+/-                                  2.12          11/15/2028         11,597,500
  10,600,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-502 (OTHER
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                           1.63          01/01/2033         10,600,000
   1,630,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-555 (OTHER
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                           1.63          12/01/2021          1,630,000
   5,000,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-623 (SALES
               TAX REVENUE, MBIA INSURED)ss+/-                                  1.63          06/15/2040          5,000,000
   3,265,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-517
               (OTHER REVENUE, MBIA INSURED)ss+/-                               1.63          01/01/2032          3,265,000
   4,705,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-527
               (OTHER REVENUE, XLCA)ss+/-                                       1.63          08/01/2030          4,705,000
   4,570,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-534
               (OTHER REVENUE, AMBAC INSURED)ss+/-                              1.63          01/01/2022          4,570,000
  24,800,000   HOFFMAN ESTATES IL HOFFMAN ESTATES ECONOMIC (TAX
               REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                    1.63          01/01/2010         24,800,000
   5,480,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY CHICAGO ACADEMY
               OF SCIENCES (RECREATIONAL FACILITIES REVENUE, JPMORGAN
               CHASE BANK LOC)ss+/-                                             1.67          01/01/2033          5,480,000
   6,095,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY CHICAGO
               SYMPHONY ORCHESTRA PROJECT (RECREATIONAL FACILITIES
               REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                    1.65          12/01/2028          6,095,000
   4,500,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY COOK
               COMMUNICATIONS PROJECT (OTHER REVENUE, BANK OF AMERICA
               NA LOC)ss+/-                                                     1.55          03/01/2017          4,500,000
   1,000,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY LAKE FOREST
               ACADEMY (OTHER REVENUE, NORTHERN TRUST CORPORATION
               LOC)ss+/-                                                        1.64          12/01/2024          1,000,000
   4,300,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY LOYALA ACADEMY
               PROJECT (PRIVATE SCHOOL REVENUE, JPMORGAN CHASE BANK
               LOC)ss+/-                                                        1.67          10/01/2031          4,300,000
  20,195,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCCORMICK
               THEOLOGICAL PROJECT B (COLLEGE & UNIVERSITY REVENUE,
               NORTHERN TRUST CORPORATION LOC)ss+/-                             1.64          06/01/2035         20,195,000
   8,065,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY PRESBYTERIAN
               HOMES PROJECT (HCFR, NORTHERN TRUST CORPORATION
               LOC)ss+/-                                                        1.64          04/01/2035          8,065,000
  14,500,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY ROOSEVELT
               UNIVERSITY PROJECT (COLLEGE & UNIVERSITY REVENUE,
               JPMORGAN CHASE BANK LOC)ss+/-                                    1.67          04/01/2025         14,500,000
  10,000,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY ST. IGNATIUS
               COLLEGE (OTHER REVENUE, NORTHERN TRUST CORPORATION
               LOC)ss+/-                                                        1.64          06/01/2024         10,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
ILLINOIS (continued)
$  5,000,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY CHICAGO
               ZOOLOGICAL SOCIETY SERIES B (OTHER REVENUE, NORTHERN
               TRUST CORPORATION LOC)ss+/-                                      1.64%         12/15/2025    $     5,000,000
     185,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY NEWBERRY
               LIBRARY PROJECT (OTHER REVENUE, NORTHERN TRUST
               CORPORATION LOC)ss+/-                                            1.85          03/01/2028            185,000
   4,750,000   ILLINOIS FINANCE AUTHORITY BRADLEY UNIVERSITY SERIES A
               (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-             1.63          04/01/2033          4,750,000
   7,450,000   ILLINOIS FINANCE AUTHORITY BRADLEY UNIVERSITY SERIES B
               (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-             2.00          04/01/2038          7,450,000
   8,000,000   ILLINOIS FINANCE AUTHORITY CHICAGO SYMPHONY ORCHESTRA
               (RECREATIONAL FACILITIES REVENUE)ss+/-                           1.60          05/01/2048          8,000,000
   2,400,000   ILLINOIS FINANCE AUTHORITY ELGIN ACADEMY PROJECT
               (OTHER REVENUE)ss+/-                                             1.68          06/01/2037          2,400,000
   8,600,000   ILLINOIS FINANCE AUTHORITY ELMHURST MEMORIAL
               HEALTHCARE SERIES D (HCFR, NORTHERN TRUST CORPORATION
               LOC)ss+/-                                                        1.51          01/01/2048          8,600,000
   5,635,000   ILLINOIS FINANCE AUTHORITY LAKE COUNTY FAMILY YMCA
               (OTHER REVENUE)ss+/-                                             1.67          11/01/2037          5,635,000
   9,460,000   ILLINOIS FINANCE AUTHORITY LAKE FOREST COUNTRY DAY
               SCHOOL PROJECT (PRIVATE SCHOOL REVENUE, NORTHERN TRUST
               CORPORATION LOC)ss+/-                                            1.64          07/01/2035          9,460,000
  26,075,000   ILLINOIS FINANCE AUTHORITY PRESBYTERIAN HOMES (HFFA
               REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                    1.64          09/01/2024         26,075,000
  20,000,000   ILLINOIS FINANCE AUTHORITY PRESBYTERIAN HOMES PROJECT
               (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-                    1.64          09/01/2031         20,000,000
   7,100,000   ILLINOIS FINANCE AUTHORITY RICHARD H. DRIEHAUS MUSEUM
               (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-             1.64          02/01/2035          7,100,000
   4,400,000   ILLINOIS FINANCE AUTHORITY SACRED HEART SCHOOLS
               PROJECT (OTHER REVENUE, FIFTH THIRD BANK LOC)ss+/-               1.64          07/01/2042          4,400,000
  41,870,000   ILLINOIS FINANCE AUTHORITY SPERTUS INSTITUTE (GO -
               STATES, TERRITORIES, NORTHERN TRUST CORPORATION
               LOC)ss+/-                                                        1.63          09/01/2035         41,870,000
  13,000,000   ILLINOIS FINANCE AUTHORITY ST. IGNATIUS COLLEGE
               (PRIVATE SCHOOL REVENUE, JPMORGAN CHASE BANK
               LOC)ss+/-                                                        1.67          12/01/2036         13,000,000
   5,820,000   ILLINOIS FINANCE AUTHORITY THE CATHERINE COOK SCHOOL
               PROJECT (PRIVATE SCHOOL REVENUE, NORTHERN TRUST
               CORPORATION LOC)ss+/-                                            1.65          01/01/2037          5,820,000
   7,200,000   ILLINOIS FINANCE AUTHORITY THRESHOLDS PROJECT (HCFR,
               NORTHERN TRUST CORPORATION LOC)ss+/-                             1.64          11/01/2035          7,200,000
  45,360,000   ILLINOIS HEALTH FACILITIES AUTHORITY (HOSPITAL
               REVENUE, MBIA INSURED)ss+/-                                      1.77          05/15/2024         45,360,000
   4,500,000   ILLINOIS STATE MUNICIPAL TRUST RECEIPTS SERIES SG9
               (SALES TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-                1.63          06/15/2019          4,500,000
     200,000   ILLINOIS STATE SERIES 660 (PROPERTY TAX REVENUE, AMBAC
               INSURED)ss+/-                                                    1.87          11/01/2012            200,000
   7,530,000   ILLINOIS STATE SERIES G (GO STATES, TERRITORIES)ss+/-            1.66          05/01/2012          7,530,000
   5,170,000   ILLINOIS STATE SERIES II (PROPERTY TAX REVENUE, MBIA
               INSURED)ss+/-                                                    1.68          10/01/2020          5,170,000
   4,100,000   ILLINOIS STATE XAVIER UNIVERSITY PROJECT SERIES A
               (COLLEGE & UNIVERSITY REVENUE, LASALLE NATIONAL BANK
               NA LOC)ss+/-                                                     1.55          10/01/2032          4,100,000
   3,000,000   LAKE VILLA IL ALLENDALE ASSOCIATION PROJECT (OTHER
               REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-                      1.70          10/01/2026          3,000,000
  10,310,000   NORTHERN IL MUNICIPAL POWER AGENCY PROJECT SERIES 2095
               (ELECTRIC REVENUE, MBIA INSURED)ss+/-                            1.77          01/01/2037         10,310,000
  10,000,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4124
               (PROPERTY TAX REVENUE, AMBAC INSURED)ss+/-                       1.70          01/01/2023         10,000,000
  18,455,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4454
               (OTHER REVENUE, MBIA INSURED)ss+/-                               1.63          01/01/2024         18,455,000
   2,475,000   WARREN COUNTY IL MONMOUTH COLLEGE PROJECT (COLLEGE &
               UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-              1.65          12/01/2032          2,475,000
                                                                                                                513,897,500
                                                                                                            ---------------
INDIANA: 3.46%
  11,190,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2004-11 (LEASE
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                           1.66          01/15/2012         11,190,000
  11,325,000   DECATUR TOWNSHIP MARION COUNTY IN MULTI-SCHOOL
               BUILDING CORPORATION (LEASE REVENUE, FIRST SECURITY
               BANK LOC)ss+/-                                                   1.65          07/15/2019         11,325,000
   2,950,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-549
               (OTHER REVENUE, FGIC INSURED)ss+/-                               1.63          07/10/2021          2,950,000
   2,760,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-550
               (OTHER REVENUE, FGIC INSURED)ss+/-                               1.63          07/15/2026          2,760,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
INDIANA (continued)
$ 95,210,000   INDIANA ADVANCE FUNDING PROGRAM NOTES SERIES A
               (OTHER REVENUE)                                                  3.00%         01/30/2009    $    95,766,136
  10,720,000   INDIANA HFFA DEACONESS HOSPITAL INCORPORATION (HCFR, FIFTH
               THIRD BANK LOC)ss+/-                                             1.56          01/01/2022         10,720,000
   1,245,000   INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL ASSOCIATION
               SERIES A (HCFR, US BANK NA LOC)ss+/-                             1.43          10/01/2032          1,245,000
  18,140,000   INDIANA HOSPITAL EQUIPMENT FINANCING AUTHORITY REVENUE
               SERIES A MBIA INSURED (HCFR LOC)ss+/-                            5.00          12/01/2015         18,140,000
   4,715,000   INDIANA MUNICIPAL POWER AGENCY ROCS RR II R 11240 (OTHER
               REVENUE, MBIA INSURED)ss+/-                                      1.88          01/01/2037          4,715,000
   1,600,000   INDIANA PROJECT A (HFFA REVENUE, COMERICA BANK NA
               LOC)ss+/-                                                        1.43          01/01/2035          1,600,000
   8,330,000   INDIANA STATE UNIVERSITY OF INDIANAPOLIS (COLLEGE &
               UNIVERSITY REVENUE, FIFTH THIRD BANK LOC)ss+/-                   1.43          10/01/2030          8,330,000
   9,995,000   INDIANA TRANSPORTATION FINANCE AUTHORITY SERIES DB 117
               (TOLL ROAD REVENUE, FGIC INSURED)ss+/-                           1.63          06/01/2029          9,995,000
   2,040,000   INDIANA UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, AMBAC
               INSURED)ss+/-                                                    1.68          08/01/2023          2,040,000
   5,000,000   JASPER IN HOSPITAL AUTHORITY LITTLE COMPANY MARY HOSPITAL
               (HCRD, FIFTH THIRD BANK LOC)ss+/-                                1.62          05/01/2028          5,000,000
   3,800,000   MARION IN ECONOMIC DEVELOPMENT WESLEYAN UNIVERSITY PROJECT
               (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA
               LOC)ss+/-                                                        1.55          06/01/2036          3,800,000
   8,135,000   MOUNT VERNON OF HANCOCK COUNTY IN MULTI SCHOOL BUILDING
               CORPORATION (LEASE REVENUE, MBIA INSURED)ss+/-                   1.88          01/15/2023          8,135,000
                                                                                                                197,711,136
                                                                                                            ---------------
IOWA: 1.07%
  14,230,000   IOWA FINANCE AUTHORITY CARE INITIATIVES PROJECT (OTHER
               REVENUE, KBC BANK NV LOC)ss+/-                                   1.43          11/01/2026         14,230,000
   2,960,000   IOWA FINANCE AUTHORITY CEDARWOOD HILLS PROJECT SERIES A
               (MFHR, FHLMC INSURED)ss+/-                                       1.75          05/01/2031          2,960,000
   9,465,000   IOWA FINANCE AUTHORITY HOLY FAMILY CATHOLIC SCHOOLS
               (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH BANK PLC
               LOC)ss+/-                                                        1.43          03/01/2036          9,465,000
   4,500,000   IOWA FINANCE AUTHORITY MORNINGSIDE COLLEGE PROJECT
               (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)ss+/-              1.43          10/01/2012          4,500,000
   5,715,000   IOWA FINANCE AUTHORITY STUDENT HOUSING DES MOINES LLC
               PROJECT A (HOUSING REVENUE, CITIBANK NA LOC)ss+/-                1.61          06/01/2039          5,715,000
   2,100,000   IOWA HIGHER EDUCATION LOAN AUTHORITY MOUNT MERCY COLLEGE
               PROJECT (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA
               LOC)ss+/-                                                        1.40          07/01/2025          2,100,000
   4,600,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE
               DUBUQUE PROJECT (COLLEGE & UNIVERSITY REVENUE, NORTHERN
               TRUST CORPORATION LOC)ss+/-                                      1.43          05/01/2029          4,600,000
   1,900,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES DES
               MOINES UNIVERSITY PROJECT (COLLEGE & UNIVERSITY REVENUE,
               ALLIED IRISH BANK PLC LOC)ss+/-                                  1.43          10/01/2033          1,900,000
  10,035,000   IOWA STATE SCHOOL CASH ANTICIPATION PROGRAM SERIES B
               (OTHER REVENUE, FIRST SECURITY BANK LOC)                         3.75          01/23/2009         10,104,007
   5,455,000   IOWA STATE VISION SPECIAL (PROPERTY TAX REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                          1.65          02/15/2020          5,455,000
                                                                                                                 61,029,007
                                                                                                            ---------------
KENTUCKY: 1.45%
   8,145,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-38 KENTUCKY
               (SEWER REVENUE, AMBAC INSURED)ss+/-                              2.62          05/15/2014          8,145,000
   3,480,000   CAMPBELL & KENTON COUNTIES KY SANITATION DISTRICT #1
               SERIES 2396 (SEWER REVENUE, MBIA INSURED)ss+/-                   1.77          08/01/2015          3,480,000
  11,060,000   JEFFERSON COUNTY KY STUDENT HOUSING UNIVERSITY OF
               LOUISVILLE PROJECT SERIES (LEASE REVENUE, WACHOVIA BANK
               LOC)ss+/-                                                        1.62          09/01/2029         11,060,000
  31,275,000   KENTUCKY ASSET LIABILITY COMMISSION TRAN SERIES A
               (OTHER REVENUE)                                                  4.50          06/26/2008         31,290,618
   5,985,000   KENTUCKY STATE MUNICIPAL POWER AGENCY (OTHER REVENUE, MBIA
               INSURED)ss+/-                                                    1.88          09/01/2024          5,985,000
   9,425,000   LOUISVILLE & JEFFERSON COUNTY KY METROPOLITAN GOVERNMENT
               WATERFORD PLACE APARTMENTS PROJECT (HOUSING REVENUE,
               FHLMC INSURED)ss+/-                                              1.55          01/01/2034          9,425,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
KENTUCKY (continued)
$  5,100,000   LOUISVILLE & JEFFERSON COUNTY KY ST. MARY ACADEMY PROJECT
               (OTHER REVENUE, FIFTH THIRD BANK LOC)ss+/-                       1.62%         01/01/2038    $     5,100,000
   8,555,000   WARREN COUNTY KY BOWLING GREEN WARREN (OTHER REVENUE,
               GUARANTEE AGREEMENT)ss+/-                                        1.60          04/01/2037          8,555,000
                                                                                                                 83,040,618
                                                                                                            ---------------
LOUISIANA: 1.06%
  15,000,000   ABN AMRO MUNITOPS CTFS TRUST 2002-17 (OTHER REVENUE, AMBAC
               INSURED)ss+/-                                                    1.72          06/01/2010         15,000,000
   1,285,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-577 (OTHER
               REVENUE, AMBAC INSURED)ss+/-                                     1.63          12/01/2020          1,285,000
  15,540,000   JEFFERSON LA SALES TAX DISTRICT (SALES TAX REVENUE, AMBAC
               INSURED)ss+/-                                                    1.88          12/01/2022         15,540,000
   7,350,000   LAFAYETTE LA ECONOMIC DEVELOPMENT AUTHORITY STIRLING
               LAFAYETTE LLC PROJECT (OTHER REVENUE, REGIONS BANK
               LOC)ss+/-                                                        1.60          02/01/2038          7,350,000
   7,845,000   LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB
               INSURED)ss+/-                                                    1.72          09/01/2033          7,845,000
   9,500,000   LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL FACILITIES CDA
               LASHIP LLC PROJECT (IDR, REGIONS BANK LOC)ss+/-                  1.60          09/01/2036          9,500,000
   4,000,000   LOUISIANA PUBLIC FACILITIES AUTHORITY THIBODAUX PROJECT
               (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                  1.64          12/01/2036          4,000,000
                                                                                                                 60,520,000
                                                                                                            ---------------
MAINE: 0.25%
   4,485,000   MAINE FINANCE AUTHORITY FOXCROFT ACADEMY (COLLEGE &
               UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-              1.64          01/01/2030          4,485,000
   4,165,000   MAINE STATE TURNPIKE AUTHORITY TURNPIKE SERIES 547 (TOLL
               ROAD REVENUE, FIRST SECURITY BANK LOC)ss+/-                      1.67          07/01/2012          4,165,000
   3,660,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 529 (OTHER
               REVENUE)ss+/-                                                    1.79          12/01/2010          3,660,000
   1,915,000   SOUTH BERWICK ME BERWICK ACADEMY ISSUE (PRIVATE SCHOOL
               REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                         1.64          08/01/2024          1,915,000
                                                                                                                 14,225,000
                                                                                                            ---------------
MARYLAND: 0.38%
   7,000,000   MARYLAND STATE HEALTH & HEFAR UNIVERSITY OF MARYLAND
               MEDICAL SYSTEM SERIES A (HCFR, CITIBANK NA LOC)ss+/-             1.60          07/01/2041          7,000,000
   2,745,000   MONTGOMERY COUNTY MD ECONOMIC DEVELOPMENT (HOSPITAL
               REVENUE, WACHOVIA BANK LOC)ss+/-                                 1.65          03/01/2032          2,745,000
   8,305,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 537 (OTHER
               REVENUE)ss+/-                                                    1.66          01/01/2010          8,305,000
   3,650,000   WESTMINSTER MD (COLLEGE & UNIVERSITY REVENUE, WACHOVIA
               BANK LOC)ss+/-                                                   1.61          04/01/2030          3,650,000
                                                                                                                 21,700,000
                                                                                                            ---------------
MASSACHUSETTS: 0.42%
   6,700,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY BUCKINGHAM
               BROWN & NICHOLS (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN
               CHASE BANK LOC)ss+/-                                             1.59          06/01/2036          6,700,000
   4,500,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY OCEAN SPRAY
               CRANBERRIES PROJECT (IDR, WACHOVIA BANK LOC)ss+/-                1.63          10/15/2011          4,500,000
   6,500,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY SOLOMON
               SCHECHTER DAY SCHOOL (OTHER REVENUE, ALLIED IRISH BANK PLC
               LOC)ss+/-                                                        1.64          11/01/2037          6,500,000
   6,200,000   MASSACHUSETTS STATE SCHOOL BUILDING AUTHORITY SERIES 2479Z
               (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-                    1.67          08/15/2013          6,200,000
                                                                                                                 23,900,000
                                                                                                            ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
MICHIGAN: 2.70%
$  2,200,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2003-35 MICHIGAN
               (LEASE REVENUE, MBIA INSURED)ss+/-                               2.62%         10/15/2011    $     2,200,000
   5,780,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2005-33 MICHIGAN
               (LEASE REVENUE, AMBAC INSURED)ss+/-                              2.62          10/15/2013          5,780,000
   9,375,000   DETROIT MI CITY SCHOOL DISTRICT (OTHER REVENUE, FGIC
               INSURED)ss+/-                                                    1.67          05/01/2033          9,375,000
  13,000,000   EASTERN MICHIGAN UNIVERSITY (OTHER REVENUE, DEXIA CREDIT
               LOCAL DE FRANCE LOC)ss+/-                                        1.60          06/01/2036         13,000,000
   8,185,000   FARMINGTON HILLS MI HOSPITAL FINANCE BOTSFORD OBLIGATED
               SERIES A (HCFR, US BANK NA LOC)ss+/-                             1.43          02/15/2038          8,185,000
  14,000,000   GRAND VALLEY MI STATE UNIVERSITY (COLLEGE & UNIVERSITY
               REVENUE)ss+/-                                                    1.63          12/01/2025         14,000,000
   9,585,000   KENTWOOD MI PUBLIC SCHOOLS CLASS A (PROPERTY TAX REVENUE,
               FIRST SECURITY BANK LOC)ss+/-                                    1.66          05/01/2020          9,585,000
   5,140,000   MICHIGAN HIGHER EDUCATION FACILITIES AUTHORITY (COLLEGE &
               UNIVERSITY REVENUE, FIFTH THIRD BANK LOC)ss+/-                   1.65          04/01/2032          5,140,000
  26,550,000   MICHIGAN SERIES B2 (OTHER REVENUE, SCOTIABANK LOC)               4.50          08/20/2008         26,595,273
  20,725,000   MICHIGAN STATE BUILDING AUTHORITY SERIES 2354 (LEASE
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                           1.67          10/15/2014         20,725,000
   5,100,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HOLLAND
               COMMUNITY HOSPITAL SERIES B (HOSPITAL REVENUE, BANK ONE
               MICHIGAN LOC)ss+/-                                               1.65          01/01/2034          5,100,000
  15,500,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY ROCS RR II
               R-10317CE (OTHER REVENUE, CITIBANK NA LOC)ss+/-                  1.68          10/15/2031         15,500,000
   6,240,000   OAKLAND COUNTY MI ECONOMIC DEVELOPMENT CORPORATION LIMITED
               OBLIGATION PONTIAC VISION SCHOOLS PROJECT (PRIVATE SCHOOL
               REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                         1.55          08/01/2020          6,240,000
  13,020,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 494 (OTHER
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                           1.61          09/15/2024         13,020,000
                                                                                                                154,445,273
                                                                                                            ---------------
MINNESOTA: 3.46%
   3,925,000   ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT
               (HOUSING REVENUE, FNMA INSURED)ss+/-                             1.60          11/15/2033          3,925,000
   3,074,000   ARDEN HILLS MN PRESBYTERIAN HOMES SERIES B (HCFR, US BANK
               NA LOC)ss+/-                                                     1.43          09/01/2029          3,074,000
   4,000,000   BROOKLYN CENTER MN BROOKDALE CORPORATION II PROJECT (IDR,
               FIRSTAR BANK NA LOC)ss+/-                                        1.43          12/01/2014          4,000,000
   3,495,000   BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA
               INSURED)ss+/-                                                    1.60          07/15/2030          3,495,000
   7,125,000   BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT (MFHR, FHLMC
               INSURED)ss+/-                                                    1.60          01/01/2035          7,125,000
   1,900,000   CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HCFR, BANK OF
               NEW YORK LOC)ss+/-                                               1.40          11/01/2035          1,900,000
   1,850,000   CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT (MFHR LOC, FHLB
               INSURED)ss+/-                                                    1.65          05/01/2027          1,850,000
   8,960,000   EAGAN MN MFHR FLOATS PT 1221 (MFHR LOC)ss+/-                     1.80          12/01/2029          8,960,000
   1,950,000   EAGLE TAX-EXEMPT TRUST CERTIFICATES 20012301 CLASS A
               (MINNESOTA STATE) (PROPERTY TAX REVENUE)ss+/-                    1.61          10/01/2019          1,950,000
     800,000   EDEN PRAIRIE MN EDEN GLEN APARTMENTS PROJECT (MFHR, FNMA
               INSURED)ss+/-                                                    1.60          02/15/2031            800,000
   7,375,000   ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES 183
               (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-             1.65          02/01/2021          7,375,000
   7,460,000   INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT
               (HOUSING REVENUE, FNMA INSURED)ss+/-                             1.60          05/15/2035          7,460,000
     510,000   MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT (HOUSING
               REVENUE LOC)ss+/-                                                1.60          03/01/2029            510,000
   2,165,000   MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY
               PROJECT (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss+/-            1.65          10/01/2023          2,165,000
   7,200,000   MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY
               PROJECT (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss+/-            1.65          10/01/2031          7,200,000
   3,380,000   MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A
               (OTHER REVENUE, US BANK NA LOC)ss+/-                             1.43          10/01/2021          3,380,000
   2,900,000   MINNEAPOLIS ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH
               CARE SERIES B (HCFR, FIRST SECURITY BANK LOC)ss+/-               1.43          08/15/2025          2,900,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
MINNESOTA (continued)
$  7,375,000   MINNEAPOLIS ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH
               CARE SERIES B (OTHER REVENUE, FIRST SECURITY BANK
               LOC)ss+/-                                                        1.43%         08/15/2025    $     7,375,000
   7,100,000   MINNEAPOLIS ST. PAUL MN HOUSING & RDA CHILDRENS HOSPITALS
               CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK
               LOC)ss+/-                                                        1.43          08/15/2037          7,100,000
   9,310,000   MINNEAPOLIS ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
               MUNI TRUST RECEIPTS SERIES SG136   (AIRPORT REVENUE
               LOC)ss+/-                                                        1.65          01/01/2025          9,310,000
   6,030,000   MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTH
               CARE FACILITY ESSENTIAL C4 (HCFR, GUARANTEE
               AGREEMENT)ss+/-                                                  1.40          02/15/2030          6,030,000
     880,000   MINNESOTA PUBLIC FACILITIES AUTHORITY WATER MERLOTS SERIES
               2003-B06 (PCR LOC)ss+/-                                          1.68          03/01/2021            880,000
   2,255,000   MINNESOTA STATE CONCORDIA UNIVERSITY SERIES P1 (COLLEGE &
               UNIVERSITY REVENUE, US BANK NA LOC)ss+/-                         1.44          04/01/2027          2,255,000
     850,000   MINNESOTA STATE HEFAR SCHOLASTICA SERIES 6A (HOUSING
               REVENUE, MARSHALL & ISLEY BANK LOC)ss+/-                         1.40          12/01/2034            850,000
   2,860,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O
               (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC
               LOC)ss+/-                                                        1.63          10/01/2021          2,860,000
   3,215,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5C
               (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC
               LOC)ss+/-                                                        1.63          04/01/2025          3,215,000
   3,385,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5L
               (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC
               LOC)ss+/-                                                        1.63          04/01/2027          3,385,000
     585,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 6H (OTHER
               REVENUE, BANK OF NEW YORK LOC)ss+/-                              1.62          10/01/2032            585,000
   3,820,000   MINNETONKA MN (HOUSING REVENUE, FNMA INSURED)ss+/-               1.60          05/15/2034          3,820,000
   2,665,000   MINNETONKA MN MINNETONKA HILLS APARTMENTS (MFHR, FNMA
               INSURED)ss+/-                                                    1.60          11/15/2031          2,665,000
   9,725,000   OAK PARK HEIGHTS MN BOUTWELLS LANDING PROJECT (HOUSING
               REVENUE, FHLMC)ss+/-                                             1.60          11/01/2035          9,725,000
   5,250,000   PINE CITY MN (STATE AGENCY HOUSING REVENUE, FNMA
               INSURED)ss+/-                                                    1.60          05/15/2036          5,250,000
   2,865,000   PLYMOUTH MN LANCASTER VILLAGE APARTMENTS PROJECT (HOUSING
               REVENUE, FNMA INSURED)ss+/-                                      1.60          09/15/2031          2,865,000
     255,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4208 (WATER
               REVENUE)ss+/-                                                    1.63          03/01/2027            255,000
     550,000   ROSEVILLE MN PRESBYTERIAN HOMES CARE PROJECT (HCFR, US
               BANK NA LOC)ss+/-                                                1.43          10/01/2029            550,000
   8,670,000   ROSEWELL MN ROSWELL LLC PROJECT SERIES A (COLLEGE &
               UNIVERSITY REVENUE)ss+/-                                         1.65          07/01/2036          8,670,000
   2,000,000   ST. ANTHONY MN AUTUMN WOODS HOUSING PROJECT (MFHR,
               FNMA)ss+/-                                                       1.60          05/15/2032          2,000,000
     475,000   ST. LOUIS PARK MN CATHOLIC FINANCE CORPORATION
               (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH BANK PLC
               LOC)ss+/-                                                        1.65          10/01/2025            475,000
  11,300,000   ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR, FNMA
               INSURED)ss+/-                                                    1.60          10/01/2035         11,300,000
   2,510,000   ST. PAUL MN HOUSING & RDA DISTRICT HEATING REVENUE SERIES
               A (WATER REVENUE LOC)ss+/-                                       1.65          12/01/2012          2,510,000
   5,755,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER
               REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                         1.43          05/01/2022          5,755,000
   5,255,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER
               REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                         1.40          10/01/2025          5,255,000
   1,665,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES M
               (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE
               LOC)ss+/-                                                        1.43          03/01/2021          1,665,000
   1,460,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES O
               (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE
               LOC)ss+/-                                                        1.43          03/01/2012          1,460,000
   1,630,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES Q
               (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE
               LOC)ss+/-                                                        1.65          03/01/2022          1,630,000
   1,905,000   ST. PAUL MN PORT AUTHORITY DISTRICT HEATING REVENUE SERIES
               J (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE
               LOC)ss+/-                                                        1.60          12/01/2025          1,905,000
   2,500,000   ST. PAUL MN PORT AUTHORITY MFHR (HOUSING REVENUE,
               FHLMC INSURED)ss+/-                                              1.60          02/01/2034          2,500,000
   7,160,000   ST. PAUL MN PORT AUTHORITY TAX INCREMENT WESTGATE OFFICE &
               INDUSTRIAL CENTER PROJECT (IDR, US BANK NA LOC)ss+/-             1.80          02/01/2015          7,160,000
   8,425,000   ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE,
               ALLIED IRISH BANK PLC LOC)ss+/-                                  1.40          05/01/2025          8,425,000
                                                                                                                197,754,000
                                                                                                            ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
MISSISSIPPI: 1.02%
$ 14,825,000   MISSISSIPPI BUSINESS FINANCE CORPORATION JACKSON STATE
               UNIVERSITY SERIES A1 (OTHER REVENUE, WACHOVIA BANK
               LOC)ss+/-
  12,870,000   MISSISSIPPI BUSINESS FINANCE CORPORATION RENAISSANCE             1.63%         01/01/2033    $    14,825,000
               COLONY PARK LLC (OTHER REVENUE, REGIONS BANK
               LOC)ss+/-
  19,330,000   MISSISSIPPI BUSINESS FINANCE CORPORATION TINDALL                 1.64          05/01/2035         12,870,000
               CORPORATION PROJECT (IDR, WACHOVIA BANK LOC)ss+/-
   6,000,000   MISSISSIPPI BUSINESS FINANCE CORPORATION TRI STATE TRUCK         1.61          04/01/2028         19,330,000
               CENTER INCORPORATED PROJECT (OTHER REVENUE, REGIONS BANK
               LOC)ss+/-
   5,600,000   RESET OPTION CERTIFICATES TRUST MISSISSIPPI DEVELOPMENT          1.66          03/01/2033          6,000,000
               (TOLL ROAD REVENUE, FIRST SECURITY BANK LOC)ss+/-
                                                                                1.65          01/01/2025          5,600,000
                                                                                                                 58,625,000
                                                                                                            ---------------
MISSOURI: 1.35%
  13,065,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-90 (COLLEGE &
               UNIVERSITY REVENUE, ABN AMRO BANK NV LOC)ss+/-
   6,250,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-521 (OTHER          1.65          01/15/2015         13,065,000
               REVENUE, AMBAC INSURED)ss+/-
   4,300,000   INDEPENDENCE MO IDA THE MANSIONS PROJECT (MFHR, FHLMC            1.63          01/01/2022          6,250,000
               INSURED)ss+/-
     465,000   JACKSON COUNTY MO IDA KANSAS CITY HOSPICE (OTHER REVENUE,        1.65          08/01/2035          4,300,000
               FIFTH THIRD BANK LOC)ss+/-
  17,700,000   KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN                 1.80          01/01/2030            465,000
               FOUNDATION (OTHER REVENUE LOC)ss+/-
   1,905,000   KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN SERIES A        1.40          04/01/2027         17,700,000
               (COLLEGE & UNIVERSITY REVENUE LOC)ss+/-
   8,610,000   MISSOURI JOINT MUNICIPAL ELECTRIC UTILITY COMMISSION             1.40          04/01/2027          1,905,000
               (ELECTRIC REVENUE)ss+/-
   2,765,000   MISSOURI STATE DEVELOPMENT FINANCE BOARD ASSOCIATION OF          1.66          01/01/2027          8,610,000
               MUNICIPAL UTILITIES (LEASE REVENUE, US BANK NA
               LOC)ss+/-
  13,000,000   MISSOURI STATE DEVELOPMENT FINANCE BOARD EWING MARION            1.40          06/01/2033          2,765,000
               KAUFFMAN PROJECT SERIES A (OTHER REVENUE)ss+/-
   4,400,000   MISSOURI STATE HEFA BAPTIST COLLEGE (COLLEGE & UNIVERSITY        1.40          06/01/2037         13,000,000
               REVENUE, US BANK NA LOC)ss+/-
   1,475,000   MISSOURI STATE HEFA BETHESDA HEALTH GROUP (HCFR, US BANK         1.43          11/15/2022          4,400,000
               NA LOC)ss+/-
   2,200,000   MISSOURI STATE HEFA BETHESDA HEALTH GROUP SERIES A (HCFR,        1.43          08/01/2034          1,475,000
               US BANK NA LOC)ss+/-
     145,000   MISSOURI STATE HEFA ST. LOUIS UNIVERSITY PROJECT SERIES A        1.40          08/01/2031          2,200,000
               (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA
               LOC)ss+/-
   1,000,000   ST. LOUIS COUNTY MO IDA WHITFIELD SCHOOL INCORPORATED            1.43          10/01/2009            145,000
               SERIES B (COLLEGE & UNIVERSITY REVENUE, US BANK NA
               LOC)ss+/-
                                                                                1.65          06/15/2024          1,000,000
                                                                                                                 77,280,000
                                                                                                            ---------------
NEBRASKA: 0.38%
  16,900,000   AMERICAN PUBLIC ENERGY AGENCY NE (UTILITIES REVENUE,
               SOCIETE GENERALE LOC)ss+/-
   5,100,000   NUCKOLLS COUNTY NE AGREX INCORPORATED PROJECT (OTHER             1.32          12/01/2015         16,900,000
               REVENUE, JPMORGAN CHASE BANK LOC)ss+/-
                                                                                1.85          02/01/2015          5,100,000
                                                                                                                 22,000,000
                                                                                                            ---------------
NEVADA: 1.02%
  12,030,000   CLARK COUNTY NV ECONOMIC DEVELOPMENT OPPORTUNITY VILLAGE
               FOUNDATION PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC
               LOC)ss+/-
   1,900,000   CLARK COUNTY NV LUTHERAN SECONDARY SCHOOL ASSOCIATION            1.63          01/01/2037         12,030,000
               PROJECT (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC
               LOC)ss+/-
  34,000,000   LAS VEGAS NV ECONOMIC DEVELOPMENT (OTHER REVENUE, BANK OF        1.63          02/01/2030          1,900,000
               NEW YORK LOC)ss+/-
                                                                                1.63          10/01/2035         34,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
NEVADA (continued)
$ 10,720,000   TRUCKEE MEADOWS NV WATER AUTHORITY SERIES 1879 (WATER
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                            1.67%        07/01/2014    $    10,720,000
                                                                                                                 58,650,000
                                                                                                            ---------------
NEW HAMPSHIRE: 0.93%
  12,210,000   NEW HAMPSHIRE HEFA COLBY SAWYER COLLEGE (EDUCATIONAL
               FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-               1.58         09/01/2036         12,210,000
   6,780,000   NEW HAMPSHIRE HEFA CROTCHED MOUNTAIN REHABILITATION (HFFA
               REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                          1.64         01/01/2037          6,780,000
  13,000,000   NEW HAMPSHIRE HEFA FRISBIE MEMORIAL HOSPITAL (HFFA
               REVENUE, BANK OF AMERICA NA LOC)ss+/-                             1.60         10/01/2036         13,000,000
   3,595,000   NEW HAMPSHIRE HEFA HEALTH CARE SERIES A (OTHER REVENUE,
               JPMORGAN CHASE BANK LOC)ss+/-                                     1.62         01/01/2030          3,595,000
   4,085,000   NEW HAMPSHIRE HEFA PROCTER ACADEMY (OTHER REVENUE, ALLIED
               IRISH BANK PLC LOC)ss+/-                                          1.65         07/01/2038          4,085,000
   5,000,000   NEW HAMPSHIRE HEFA ST. ANSELM COLLEGE (OTHER REVENUE,
               CITIZENS BANK LOC)ss+/-                                           1.40         06/01/2038          5,000,000
   8,500,000   NEW HAMPSHIRE HEFA TILTON SCHOOL (OTHER REVENUE, BANK OF
               NOVA SCOTIA)ss+/-                                                 1.64         02/01/2036          8,500,000
                                                                                                                 53,170,000
                                                                                                            ---------------
NEW JERSEY: 1.62%
   5,400,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-511 (OTHER
               REVENUE, MBIA INSURED)ss+/-                                       1.62         01/01/2032          5,400,000
     100,000   NEW JERSEY BUILDING AUTHORITY SUBSERIES A (OTHER REVENUE,
               BANK OF NEW YORK LOC)ss+/-                                        1.37         06/15/2023            100,000
   3,330,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (OTHER
               REVENUE)ss+/-                                                     1.65         06/15/2031          3,330,000
  41,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (OTHER REVENUE,
               FGIC INSURED)ss+/-                                                1.61         09/01/2027         41,000,000
  35,670,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4036
               (TRANSPORTATION REVENUE, AMBAC INSURED)ss+/-                      1.61         01/01/2025         35,670,000
   7,355,000   SALEM COUNTY NJ IMPROVEMENT AUTHORITY FRIENDS HOME
               WOODSTOWN INCORPORATED (HCFR, ALLIED IRISH BANK PLC
               LOC)ss+/-                                                         1.55         04/01/2034          7,355,000
                                                                                                                 92,855,000
                                                                                                            ---------------
NEW MEXICO: 2.39%
   4,000,000   NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES A1 (OTHER
               REVENUE, STATE STREET BANK & TRUST LOC)ss+/-                      1.55         06/15/2024          4,000,000
  24,000,000   NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES A2 (OTHER
               REVENUE, UBS AG LOC)ss+/-                                         1.50         06/15/2024         24,000,000
  44,000,000   NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES B2 (OTHER
               REVENUE, UBS AG LOC)ss+/-                                         1.50         12/15/2026         44,000,000
   2,620,000   NEW MEXICO FINANCE AUTHORITY STATE TRANSACTION SERIES 435
               (SALES TAX REVENUE, MBIA INSURED)ss+/-                            1.77         12/15/2011          2,620,000
  54,500,000   NEW MEXICO STATE TRAN (PROPERTY TAX REVENUE)                      4.50         06/30/2008         54,531,317
   7,400,000   SANTA FE COUNTY NM ARCHIDICESE SANTA FE SCHOOL SERIES A
               (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC
               LOC)ss+/-                                                         1.55         06/01/2028          7,400,000
                                                                                                                136,551,317
                                                                                                            ---------------
NEW YORK: 1.88%
   9,700,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-49 NEW YORK
               (TRANSPORTATION REVENUE, MBIA INSURED)ss+/-                       1.72         11/15/2014          9,700,000
  11,315,000   METROPOLITAN NY TRANSITION AUTHORITY (TRANSPORTATION
               REVENUE, AMBAC INSURED)ss+/-                                      1.61         11/15/2023         11,315,000
  14,425,000   MONROE COUNTY NY IDA CHERRY RIDGE ASSISTED LIVING (HOUSING
               REVENUE, HOUSEHOLD SERVICES BANK CORPORATION LOC)ss+/-            1.60         01/01/2035         14,425,000
  28,260,000   NEW YORK NY CITY TRANSITIONAL FINANCING AUTHORITY CLASS A
               (OTHER REVENUE, FGIC INSURED)ss+/-                                1.65         07/15/2036         28,260,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
NEW YORK (continued)
$  5,745,000   NEW YORK STATE DORMITORY AUTHORITY PT 3594 (HCFR, FIRST
               SECURITY BANK LOC)ss+/-                                           1.61%        08/15/2015    $     5,745,000
   5,200,000   TOBACCO SETTLEMENT FINANCING CORPORATION NEW YORK (OTHER
               REVENUE)ss+/-                                                     1.65         06/01/2021          5,200,000
  14,460,000   TOBACCO SETTLEMENT FINANCING CORPORATION NEW YORK SERIES
               4508 (OTHER REVENUE, AMBAC INSURED)ss+/-                          1.65         06/01/2021         14,460,000
   5,220,000   TOBACCO SETTLEMENT FINANCING CORPORATION SERIES 533 (OTHER
               REVENUE, AMBAC INSURED)ss+/-                                      2.37         06/01/2011          5,220,000
  13,225,000   TROY NY IDA SERIES D (COLLEGE & UNIVERSITY REVENUE,
               NORTHERN TRUST CORPORATION LOC)ss+/-                              1.35         09/01/2042         13,225,000
                                                                                                                107,550,000
                                                                                                            ---------------
NORTH CAROLINA: 1.19%
   5,200,000   MECKLENBURG COUNTY NC COP (LEASE REVENUE LOC)ss+/-                1.58         02/01/2025          5,200,000
   5,000,000   NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY HILL
               CENTER PROJECT (OTHER REVENUE, SUNTRUST BANK LOC)ss+/-            1.65         07/01/2028          5,000,000
   7,300,000   NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY O'NEAL
               SCHOOL PROJECT (OTHER REVENUE, WACHOVIA BANK LOC)ss+/-            1.65         09/01/2029          7,300,000
   7,015,000   NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES A2
               (ELECTRIC REVENUE, MBIA INSURED)ss+/-                             4.18         01/01/2022          7,015,000
  19,810,000   NORTH CAROLINA MEDICAL CARE COMMISSION BLUE RIDGE SERIES B
               (HCFR, WACHOVIA BANK LOC)ss+/-                                    1.30         01/01/2036         19,810,000
   2,365,000   NORTH CAROLINA MEDICAL CARE COMMUNITY PRESBYTERIAN HOME
               PROJECT (HCFR, WACHOVIA BANK LOC)ss+/-                            1.61         08/01/2024          2,365,000
   8,775,000   NORTH CAROLINA MEDICAL CARE COMMUNITY SOUTHMINSTER PROJECT
               (HCFR, WACHOVIA BANK LOC)ss+/-                                    1.61         10/01/2015          8,775,000
   1,000,000   NORTH CAROLINA MEDICAL CARE COMMUNITY UNIVERSITY OF
               EASTERN CAROLINA SERIES B (HCFR, AMBAC INSURED)ss+/-              2.85         12/01/2028          1,000,000
   5,000,000   PIEDMONT TRIAD NC AIRPORT AUTHORITY SERIES A (AIRPORT
               REVENUE, BRANCH BANKING & TRUST)ss+/-                             1.55         07/01/2032          5,000,000
   6,585,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4186 (HCFR,
               FIRST SECURITY BANK LOC)ss+/-                                     1.63         11/01/2020          6,585,000
                                                                                                                 68,050,000
                                                                                                            ---------------
NORTH DAKOTA: 0.32%
  10,185,000   CASS COUNTY ND HEALTH CARE ESSENTIALS SERIES A1 (HCFR,
               GUARANTEE AGREEMENT)ss+/-                                         1.67         02/15/2037         10,185,000
   8,000,000   CASS COUNTY ND HEALTH CARE ESSENTIALS SERIES A2 (HCFR,
               GUARANTEE AGREEMENT)ss+/-                                         1.60         02/15/2037          8,000,000
                                                                                                                 18,185,000
                                                                                                            ---------------
OHIO: 3.00%
   8,000,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2004-4 OHIO (COLLEGE
               & UNIVERSITY REVENUE, AMBAC INSURED)ss+/-                         2.62         06/01/2012          8,000,000
  39,700,000   CLEVELAND-CUYAHOGA COUNTY OH PORT AUTHORITY CARNEGIE 89TH
               GARAGE PROJECT (OTHER REVENUE, JPMORGAN CHASE BANK
               LOC)ss+/-                                                         1.55         01/01/2037         39,700,000
   6,665,000   FRANKLIN COUNTY OH CHELSEA FIRST COMMUNITY VILLAGE PROJECT
               (HFFA REVENUE, BANK OF AMERICA NA LOC)ss+/-                       1.62         03/01/2036          6,665,000
  11,970,000   HAMILTON COUNTY OH PARKING SYSTEM (OTHER REVENUE, JPMORGAN
               CHASE BANK LOC)ss+/-                                              1.64         12/01/2026         11,970,000
  22,750,000   LANCASTER OH PORT AUTHORITY (OTHER REVENUE)ss+/-                  1.60         05/01/2038         22,750,000
   3,000,000   MAHONING COUNTY OH FORUM HEALTH OBLIGATION GROUP SERIES B
               (HOSPITAL REVENUE, FIFTH THIRD BANK LOC)ss+/-                     1.66         12/01/2027          3,000,000
   1,260,000   OHIO STATE HEFAR SERIES A (LEASE REVENUE, FIFTH THIRD BANK
               LOC)ss+/-                                                         1.56         09/01/2027          1,260,000
  14,230,000   OHIO STATE HIGHER EDUCATION FACILITIES OHIO DOMINICAN
               UNIVERSITY PROJECT (OTHER REVENUE, JPMORGAN CHASE BANK
               LOC)ss+/-                                                         1.65         12/01/2037         14,230,000
  13,800,000   OHIO STATE UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                           1.62         12/01/2026         13,800,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
OHIO (continued)
$ 20,000,000   PARMA OH COMMUNITY GENERAL HOSPITAL SERIES A (OTHER
               REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                            1.65%        11/01/2029    $    20,000,000
  10,035,000   PARMA OH PARMA COMMUNITY GENERAL HOSPITAL SERIES C (HCFR,
               JPMORGAN CHASE BANK LOC)ss+/-                                     1.65         11/01/2030         10,035,000
   5,150,000   SUMMIT COUNTY OH PORT AUTHORITY WELLNESS INSTITUTE
               (AIRPORT REVENUE, FIFTH THIRD BANK LOC)ss+/-                      1.65         11/01/2036          5,150,000
   2,810,000   WARREN COUNTY OH CINCINNATI ELECTRICITY CORPORATION
               PROJECT (IDR, SCOTIABANK LOC)ss+/-                                1.80         09/01/2015          2,810,000
  12,000,000   WASHINGTON COUNTY OH MARIETTA AREA HEALTH PROJECT (OTHER
               REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                            1.66         03/01/2033         12,000,000
                                                                                                                171,370,000
                                                                                                            ---------------
OKLAHOMA: 0.44%
   5,335,000   OKLAHOMA STATE IDA TEAL RIDGE MANOR CORPORATION PROJECT
               (HCFR, BANK OF AMERICA NA LOC)ss+/-                               1.60         11/01/2018          5,335,000
  10,710,000   OKLAHOMA STATE MUNICIPAL POWER AUTHORITY SERIES 1880
               (ELECTRIC REVENUE, FGIC INSURED)ss+/-                             1.67         01/01/2015         10,710,000
   8,310,000   PAYNE COUNTY OK ECONOMICAL DEVELOPMENT AUTHORITY PHASE III
               PROJECT (EDUCATIONAL FACILITIES REVENUE, AMBAC
               INSURED)ss+/-                                                     9.00         07/01/2032          8,310,000
     700,000   TULSA OK IDA TULSA COUNTY HOUSING FUNDING INCORPORATED
               (HOUSING REVENUE)ss+/-                                            1.80         10/01/2032            700,000
                                                                                                                 25,055,000
                                                                                                            ---------------
OTHER: 1.43%
   9,695,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2003-5 (PROPERTY TAX
               REVENUE, PERMANENT SCHOOL FUND GUARANTEED)ss+/-                   1.66         08/15/2010          9,695,000
   9,765,000   CLIPPER BRIGANTINE TAX EXEMPT TRUST CERTIFICATES SERIES
               2002 (OTHER REVENUE, STATE STREET BANK & TRUST COMPANY
               LOC)ss+/-++                                                       1.97         02/01/2030          9,765,000
   4,100,000   EAGLE TAX EXEMPT TRUST CERTIFICATES 20024301 CLASS A
               (PROPERTY TAX REVENUE LOC, PSFG INSURED)ss+/-                     1.61         08/15/2020          4,100,000
   3,347,000   NORTHEAST TAX EXEMPT GRANTOR TRUST CERTIFICATES (OTHER
               REVENUE, BANK OF AMERICA NA LOC)ss+/-                             1.81         04/01/2019          3,347,000
  10,495,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4202
               (PROPERTY TAX REVENUE, FGIC INSURED)ss+/-                         1.62         06/01/2034         10,495,000
  38,800,000   PUTTABLE FLOATING OPTION TAX EXEMPTS RECEIPTS 389 (HCFR,
               MBIA INSURED)ss+/-                                                1.61         08/15/2026         38,800,000
   5,405,000   US BANCORP PROJECT FUNDING TRUST SERIES A (OTHER
               REVENUE)ss+/-++                                                   1.66         01/01/2010          5,405,000
                                                                                                                 81,607,000
                                                                                                            ---------------
PENNSYLVANIA: 3.45%
  13,275,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY UPMC
               SENIOR LIVING CORPORATION (HCFR, FNMA INSURED)ss+/-               1.62         07/15/2028         13,275,000
   6,870,000   BEAVER COUNTY PA IDA ELECTRIC COMPANY PROJECT SERIES A
               (OTHER REVENUE)ss+/-                                              1.63         11/01/2020          6,870,000
  10,000,000   BEAVER COUNTY PA IDA MET EDISON COMPANY PROJECT SERIES A
               (OTHER REVENUE, BANK OF SCOTLAND LOC)ss+/-                        1.60         07/15/2021         10,000,000
  11,225,000   DEUTSCHE BANK SPEARS LIFERS TRUST DB-247 (OTHER REVENUE,
               AMBAC INSURED)ss+/-                                               1.63         10/01/2025         11,225,000
   1,020,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-554 (OTHER
               REVENUE, FGIC INSURED)ss+/-                                       1.63         06/01/2034          1,020,000
  10,320,000   LANCASTER COUNTY PA CONVENTION CENTER HOTEL ROOM RENT TAX
               (OTHER REVENUE, WACHOVIA BANK LOC)ss+/-                           1.61         03/01/2047         10,320,000
   4,065,000   LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC HOMES
               PROJECT SERIES B (HCFR, WACHOVIA BANK LOC)ss+/-                   1.30         05/01/2032          4,065,000
   7,790,000   LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC HOMES
               PROJECT SERIES C (HCFR, WACHOVIA BANK LOC)ss+/-                   1.30         11/01/2019          7,790,000
   3,165,000   MONTGOMERY COUNTY PA (OTHER REVENUE, WACHOVIA BANK
               LOC)ss+/-                                                         1.65         10/01/2030          3,165,000
   7,450,000   PENNSYLVANIA STATE HEFAR HONEYSUCKLE STUDENT HOLDING
               SERIES A (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK
               PLC LOC)ss+/-                                                     1.62         07/01/2034          7,450,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
PENNSYLVANIA (continued)
$  4,170,000   PENNSYLVANIA STATE HEFAR STUDENT HOUSING REVENUE SERIES A
               (OTHER REVENUE LOC)ss+/-                                          1.64%        11/01/2036    $     4,170,000
  43,065,000   PENNSYLVANIA STATE TURNPIKE COMMISSION (OTHER REVENUE,
               AMBAC INSURED)ss+/-                                               1.68         12/01/2034         43,065,000
   8,720,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT
               CHESTNUT HILL COLLEGE SERIES B (EDUCATIONAL FACILITIES
               REVENUE, WACHOVIA BANK LOC)ss+/-                                  1.65         10/01/2036          8,720,000
   1,050,000   PHILADELPHIA PA GAS WORKS SERIES A2 (UTILITIES REVENUE,
               JPMORGAN CHASE BANK LOC)ss+/-                                     1.55         09/01/2034          1,050,000
  20,000,000   PHILADELPHIA PA SCHOOL DISTRICT SUBSERIES A2 (PROPERTY TAX
               REVENUE, STATE AID WITHHOLDING)ss+/-                              1.55         09/01/2030         20,000,000
  17,000,000   PHILADELPHIA PA SCHOOL DISTRICT SUBSERIES B2 (PROPERTY TAX
               REVENUE, STATE AID WITHHOLDING)ss+/-                              1.56         09/01/2030         17,000,000
  17,875,000   PHILADELPHIA PA SCHOOL DISTRICT TRAN SERIES A (OTHER
               REVENUE, BANK OF AMERICA NA LOC)                                  4.50         06/27/2008         17,884,213
  10,095,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 520 (HCFR,
               AMBAC INSURED)ss+/-                                               2.14         11/15/2013         10,095,000
                                                                                                                197,164,213
                                                                                                            ---------------
PUERTO RICO: 0.76%
   4,000,000   PUERTO RICO COMMONWEALTH (TAX REVENUE)ss+/-                       1.61         07/01/2029          4,000,000
  11,800,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION
               AUTHORITY ROCS RR II R 10327CE (OTHER REVENUE)ss+/-               1.65         08/29/2009         11,800,000
   3,760,000   PUERTO RICO COMMONWEALTH SERIES A6 (PROPERTY TAX REVENUE,
               UBS AG LOC)ss+/-                                                  1.00         07/01/2033          3,760,000
  23,775,000   PUERTO RICO COMMONWEALTH TRAN (PROPERTY TAX REVENUE)              4.25         07/30/2008         23,806,381
                                                                                                                 43,366,381
                                                                                                            ---------------
SOUTH CAROLINA: 0.44%
   2,820,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY
               COLUMBIA JEWISH COMMUNITY CENTER (ECONOMIC DEVELOPMENT
               REVENUE, WACHOVIA BANK LOC)ss+/-                                  1.65         12/01/2024          2,820,000
   8,500,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY
               ECONOMIC DEVELOPMENT REVENUE HEARTLAND HALL EPISCOPAL
               (IDR LOC)ss+/-                                                    1.63         08/01/2029          8,500,000
   6,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY
               GOODWILL INDUSTRIALS INCORPORATED PROJECT (HCFR, WACHOVIA
               BANK LOC)ss+/-                                                    1.65         10/01/2032          6,000,000
   7,800,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY
               GREENVILLE BAPTIST PROJECT (HCFR, WACHOVIA BANK
               LOC)ss+/-                                                         1.63         10/01/2019          7,800,000
                                                                                                                 25,120,000
                                                                                                            ---------------
SOUTH DAKOTA: 1.12%
  12,640,000   SIOUX FALLS SD SERIES 2057 (SALES TAX REVENUE, MBIA
               INSURED)ss+/-                                                     1.77         05/15/2015         12,640,000
  22,530,000   SOUTH DAKOTA STATE HEFA AVERA HEALTH ISSUE (HCFR, MBIA
               INSURED)ss+/-                                                     3.12         07/01/2025         22,530,000
  16,500,000   SOUTH DAKOTA STATE HEFA RAPID CITY REGIONAL HOSPITAL
               (HCFR, MBIA INSURED)ss+/-                                         4.25         09/01/2027         16,500,000
   7,500,000   SOUTH DAKOTA STATE HEFA SIOUX VALLEY HOSPITALS & HEALTH
               SERIES C (HCFR LOC)ss+/-                                          1.67         11/01/2019          7,500,000
   4,900,000   SOUTH DAKOTA STATE HEFA SIOUX VALLEY SERIES B (HCFR, US
               BANK NA LOC)ss+/-                                                 1.67         11/01/2034          4,900,000
                                                                                                                 64,070,000
                                                                                                            ---------------
TENNESSEE: 3.12%
  10,000,000   BLOUNT COUNTY TN PUBLIC BUILDING AUTHORITY LOCAL PUBLIC
               IMPROVEMENT SERIES D1C (OTHER REVENUE, AMBAC
               INSURED)ss+/-                                                     3.00         06/01/2032         10,000,000
  11,345,000   CHATTANOOGA TN INDUSTRIAL DEVELOPMENT BOARD SERIES 2055
               (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-                     1.67         04/01/2015         11,345,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
TENNESSEE (continued)
$  7,000,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY (OTHER REVENUE,
               SUNTRUST BANK LOC)ss+/-                                           1.60%        07/01/2024    $     7,000,000
  37,285,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE
               MUNICIPAL BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA
               LOC)ss+/-                                                         1.25         07/01/2034         37,285,000
  60,400,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE
               MUNICIPAL BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA
               LOC)ss+/-                                                         1.25         02/01/2038         60,400,000
   5,315,000   MEMPHIS TN SERIES 1018 (OTHER REVENUE, MBIA
               INSURED)ss+/-                                                     1.77         10/01/2019          5,315,000
   1,945,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
               DISTRICT ENERGY (OTHER REVENUE, AMBAC INSURED)ss+/-               1.68         10/01/2022          1,945,000
  19,985,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
               STEWARTS FERRY APARTMENTS (IDR, FHLMC INSURED)ss+/-               1.55         01/01/2034         19,985,000
   3,900,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED
               FINANCING LOAN POOL (OTHER REVENUE, BANK OF AMERICA NA
               LOC)ss+/-                                                         1.55         11/01/2027          3,900,000
   4,165,000   RUTHERFORD COUNTY TN SERIES 643 (PROPERTY TAX REVENUE,
               MBIA INSURED)ss+/-                                                1.77         10/01/2012          4,165,000
  10,265,000   SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY LOCAL
               GOVERNMENT PUBLIC IMPROVEMENT SERIES VI-D1 (OTHER REVENUE,
               AMBAC INSURED)ss+/-                                               3.00         06/01/2030         10,265,000
   6,630,000   SHELBY COUNTY TN INDUSTRIAL DEVELOPMENT BOARD YMCA
               PROJECTS (OTHER REVENUE, WACHOVIA BANK LOC)ss+/-                  1.65         10/01/2022          6,630,000
                                                                                                                178,235,000
                                                                                                            ---------------
TEXAS: 9.15%
   9,995,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2005-22 (PROPERTY TAX
               REVENUE, PERMANENT SCHOOL FUND GUARANTEED)ss+/-                   1.65         08/15/2013          9,995,000
  11,130,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-16 (WATER
               REVENUE, MBIA INSURED)ss+/-                                       1.72         09/01/2014         11,130,000
   7,595,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-55 (PROPERTY TAX
               REVENUE, PERMANENT SCHOOL FUND GUARANTEED)ss+/-                   1.65         02/01/2014          7,595,000
   4,890,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-59 (PROPERTY TAX
               REVENUE, PERMANENT SCHOOL FUND GUARANTEED)ss+/-                   1.65         08/01/2013          4,890,000
   3,865,000   AUSTIN TX (ELECTRIC REVENUE, FIRST SECURITY BANK
               LOC)ss+/-                                                         1.65         11/15/2017          3,865,000
   6,415,000   AUSTIN TX SERIES A63 (WATER & SEWER REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                           1.78         05/15/2022          6,415,000
   3,020,000   AUSTIN TX WATER & WASTEWATER SYSTEM SERIES 1319 (WATER
               REVENUE, MBIA INSURED)ss+/-                                       1.77         11/15/2013          3,020,000
   5,500,000   BEXAR COUNTY TX HOUSING FINANCE CORPORATION VISTA MEADOWS
               PROJECT (HOUSING REVENUE, FHLMC INSURED)ss+/-                     1.60         09/01/2036          5,500,000
  17,350,000   COASTAL BEND TX HEALTH FACILITIES DEVELOPMENT CORPORATION
               CHRISTUS HEALTH SUBSERIES B3 (HCFR, AMBAC
               INSURED)ss+/-                                                     2.85         07/01/2041         17,350,000
  21,655,000   CRAWFORD TX EDUCATIONAL FACILITIES CORPORATION CONCORDIA
               UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK
               LOC)ss+/-                                                         1.60         06/01/2037         21,655,000
   5,010,000   CYPRESS-FAIRBANKS TX INDEPENDENT SCHOOL DISTRICT (OTHER
               REVENUE, CITIBANK NA LOC)ss+/-                                    1.61         02/15/2019          5,010,000
   6,100,000   DALLAS TX AREA RAPID TRANSIT (OTHER REVENUE, AMBAC
               INSURED)ss+/-                                                     1.64         12/01/2026          6,100,000
   2,275,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-514 (OTHER
               REVENUE, PERMANENT SCHOOL FUND GUARANTEED)ss+/-                   1.63         02/15/2038          2,275,000
   4,250,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-559 (OTHER
               REVENUE, PERMANENT SCHOOL FUND GUARANTEED)ss+/-                   1.63         02/15/2025          4,250,000
   3,020,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-569 (OTHER
               REVENUE, PERMANENT SCHOOL FUND GUARANTEED)ss+/-                   1.63         02/01/2019          3,020,000
   9,455,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-526 (OTHER
               REVENUE, FGIC INSURED)ss+/-                                       1.63         07/01/2026          9,455,000
   1,270,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-548 (OTHER
               REVENUE, FGIC INSURED)ss+/-                                       1.63         11/15/2029          1,270,000
   2,245,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-556 (OTHER
               REVENUE, DEUTSCHE BANK AG LOC)ss+/-                               1.63         03/01/2022          2,245,000
   3,800,000   FORT BEND TX INDEPENDENT SCHOOL DISTRICT SERIES 2852
               (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND
               GUARANTEED)ss+/-                                                  1.67         02/15/2016          3,800,000
   5,090,000   GALVESTON COUNTY TX HOUSING FINANCE CORPORATION VILLAGE BY
               THE SEA APARTMENTS PROJECT (HOUSING REVENUE, FNMA
               INSURED)ss+/-                                                     1.67         02/15/2032          5,090,000
   8,995,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
               (HCFR, MBIA INSURED)ss+/-                                         1.63         07/01/2015          8,995,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
TEXAS (continued)
$ 14,375,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
               SERIES 357 (HCFR, MBIA INSURED)ss+/-                              1.67%        07/01/2029    $    14,375,000
   2,070,000   HARRIS COUNTY TX SERIES 646 (PROPERTY TAX REVENUE,
               JPMORGAN CHASE BANK LOC)ss+/-                                     1.67         10/01/2012          2,070,000
  15,240,000   HOUSTON TX (UTILITIES REVENUE, FIRST SECURITY BANK
               LOC)ss+/-                                                         1.65         11/15/2036         15,240,000
   8,075,000   HOUSTON TX FINANCE CORPORATION ROCS RR II R-850 (HOUSING
               REVENUE, FHLMC INSURED)ss+/-                                      1.61         05/01/2033          8,075,000
   4,245,000   HOUSTON TX INDEPENDENT SCHOOL DISTRICT SERIES 462
               (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND
               GUARANTEED)ss+/-                                                  1.67         02/15/2026          4,245,000
  12,600,000   HOUSTON TX SERIES SG 139 (COLLEGE & UNIVERSITY REVENUE,
               SOCIETE GENERALE LOC)ss+/-                                        1.63         11/15/2029         12,600,000
  19,000,000   HOUSTON TX UTILITY SYSTEM SERIES B1 (WATER REVENUE, BANK
               OF AMERICA NA LOC)ss+/-                                           1.55         05/15/2034         19,000,000
  25,000,000   HOUSTON TX UTILITY SYSTEM SERIES B4 (WATER & SEWER REVENUE,
               BANK OF AMERICA NA LOC)ss+/-                                      1.55         05/15/2034         25,000,000
  25,000,000   HOUSTON TX UTILITY SYSTEM SERIES B5 (WATER & SEWER REVENUE,
               BANK OF AMERICA NA LOC)ss+/-                                      1.55         05/15/2034         25,000,000
  10,000,000   HOUSTON TX WATER & SEWER SYSTEM (WATER & SEWER REVENUE,
               MBIA INSURED)ss+/-                                                1.79         12/01/2023         10,000,000
  20,000,000   HOUSTON TX WATER & SEWER SYSTEM (WATER REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                           1.65         12/01/2031         20,000,000
  15,580,000   LUBBOCK TX (OTHER REVENUE, FIRST SECURITY BANK
               LOC)ss+/-                                                         1.65         02/15/2027         15,580,000
   9,000,000   NORTH EAST TX INDEPENDENT SCHOOL DISTRICT SERIES 2058
               (OTHER REVENUE, PERMANENT SCHOOL FUND GUARANTEED)ss+/-            1.67         08/01/2015          9,000,000
   3,900,000   NORTH TEXAS MUNICIPAL WATER DISTRICT (WATER REVENUE, MBIA
               INSURED)ss+/-                                                     1.77         09/01/2014          3,900,000
     600,000   PORT ARTHUR TX NAVAL DISTRICT SERIES C (IDR, GUARANTEE
               AGREEMENT)ss+/-                                                   1.75         04/01/2027            600,000
  12,365,000   ROCKWALL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX
               REVENUE, DEXIA INSURED)ss+/-                                      1.60         08/01/2037         12,365,000
  10,000,000   SPRING BRANCH TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX
               REVENUE, PERMANENT SCHOOL FUND GUARANTEED)ss+/-                   1.60         02/01/2038         10,000,000
  12,760,000   SPRING BRANCH TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX
               REVENUE, PERMANENT SCHOOL FUND GUARANTEED)ss+/-                   1.60         02/01/2038         12,760,000
   5,080,000   TEXAS STATE (PROPERTY TAX REVENUE, BANK OF NEW YORK
               LOC)ss+/-                                                         1.63         04/01/2030          5,080,000
 112,000,000   TEXAS STATE TRAN (OTHER REVENUE)                                  4.50         08/28/2008        112,205,845
  22,635,000   TEXAS STATE TURNPIKE AUTHORITY CENTRAL TEXAS TURNPIKE
               SYSTEM (OTHER REVENUE, AMBAC INSURED)ss+/-                        2.68         08/15/2042         22,635,000
  20,700,000   TRAVIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
               LONGHORN VILLAGE PROJECT SERIES B (HOUSING REVENUE, BANK
               OF SCOTLAND LOC)ss+/-                                             1.60         07/01/2037         20,700,000
                                                                                                                523,355,845
                                                                                                            ---------------
UTAH: 0.17%
   9,675,000   WEST JORDAN UT (HOUSING REVENUE, FNMA INSURED)ss+/-               1.61         12/01/2034          9,675,000
                                                                                                            ---------------
VERMONT: 0.41%
   6,120,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY
               FLETCHER ALLEN HOSPITAL SERIES A (HCFR)ss+/-                      1.52         12/01/2030          6,120,000
   3,140,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY
               LANDMARK COLLEGE PROJECT SERIES A (COLLEGE & UNIVERSITY
               REVENUE)ss+/-                                                     1.30         07/01/2033          3,140,000
   2,225,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY
               NORTHEASTERN VERMONT REGIONAL HOSPITAL SERIES A
               (HCFR)ss+/-                                                       1.30         10/01/2029          2,225,000
  12,210,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS NORTH COUNTY
               HOSPITAL PROJECT A (HCFR)ss+/-                                    1.30         10/01/2034         12,210,000
                                                                                                                 23,695,000
                                                                                                            ---------------

VIRGINIA: 0.98%
   7,775,000   CAPITAL REGION AIRPORT COMMISSION VA SERIES B (AIRPORT
               REVENUE, WACHOVIA BANK LOC)ss+/-                                  1.61         06/01/2035          7,775,000
  10,430,000   JAMES CITY COUNTY VA IDA CHAMBREL PROJECT (OTHER REVENUE,
               FNMA INSURED)ss+/-                                                1.56         11/15/2032         10,430,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
VIRGINIA (continued)
$  5,900,000   LEXINGTON VA IDA (IDR, WACHOVIA BANK LOC)ss+/-                    1.30%        12/01/2036    $     5,900,000
   2,250,000   LOUDOUN COUNTY VA SANITATION AUTHORITY WATER & SEWER
               REVENUE (WATER REVENUE LOC)ss+/-                                  1.68         01/01/2024          2,250,000
  15,300,000   VIRGINIA COMMONWEALTH UNIVERSITY HEALTH SYSTEM AUTHORITY
               SERIES A (OTHER REVENUE)ss+/-                                     1.28         07/01/2037         15,300,000
  14,500,000   VIRGINIA SMALL BUSINESS FINANCING AUTHORITY FRIENDSHIP
               FOUNDATION (HCFR, WACHOVIA BANK LOC)ss+/-                         1.63         07/01/2022         14,500,000
                                                                                                                 56,155,000
                                                                                                            ---------------
WASHINGTON: 3.64%
  15,420,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2001-23 KING COUNTY
               WA SCHOOL DISTRICT #001 SETTLE SERIES A (PROPERTY TAX
               REVENUE, MBIA INSURED)ss+/-                                       1.72         12/01/2009         15,420,000
  14,155,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2001-6 (PROPERTY TAX
               REVENUE, MBIA INSURED)                                            1.72         01/01/2009         14,155,000
   5,132,500   ENERGY NORTHWEST WA ELECTRIC CERTIFICATES SERIES C
               (ELECTRIC REVENUE, FIRST SECURITY BANK LOC)ss+/-                  1.66         01/01/2010          5,132,500
   2,180,000   EVERETT WA (PROPERTY TAX REVENUE LOC, BANK OF AMERICA NA
               LOC)ss+/-                                                         1.60         12/01/2021          2,180,000
  15,020,000   GRANT COUNTY WA PUBLIC UTILITIES DISTRICT WANAPUM HYDRO
               (ELECTRIC REVENUE, MBIA INSURED)ss+/-                             1.68         01/01/2043         15,020,000
   6,930,000   KING CITY WA PUBLIC HOSPITAL DISTRICT #1 (PROPERTY TAX
               REVENUE, GUARANTEE AGREEMENT)ss+/-                                1.66         12/01/2037          6,930,000
  43,445,000   KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
               FHLMC INSURED)ss+/-                                               1.55         07/01/2035         43,445,000
   5,895,000   KING COUNTY WA SCHOOL DISTRICT #415 (PROPERTY TAX REVENUE,
               FIRST SECURITY BANK LOC)ss+/-                                     1.62         12/01/2018          5,895,000
  12,530,000   SEATTLE WA WATER SYSTEM (OTHER REVENUE, MBIA
               INSURED)ss+/-                                                     1.66         09/01/2033         12,530,000
   6,665,000   WASHINGTON DC CONVENTION CENTER AUTHORITY SERIES 1731 (TAX
               REVENUE, AMBAC INSURED)ss+/-                                      3.12         10/01/2030          6,665,000
   7,830,000   WASHINGTON DC CONVENTION CENTER AUTHORITY SERIES 1736
               (OTHER REVENUE, AMBAC INSURED)ss+/-                               3.12         10/01/2036          7,830,000
  12,000,000   WASHINGTON STATE HEFAR UNIVERSITY OF PUGET SOUND SERIES B
               (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA
               LOC)ss+/-                                                         1.59         10/01/2036         12,000,000
   7,000,000   WASHINGTON STATE HEFAR UNIVERSITY PUGET SOUND PROJECT A
               PUTTABLE (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA
               LOC)ss+/-                                                         1.59         10/01/2030          7,000,000
  15,000,000   WASHINGTON STATE HIGHLINGE MEDICAL CENTER (HCFR, BANK OF
               AMERICA NA LOC)ss+/-                                              1.55         08/15/2034         15,000,000
   5,775,000   WASHINGTON STATE HOUSING FINANCE COMMISSION NONPROFIT
               TACOMA ART MUSEUM PROJECT (RECREATIONAL FACILITIES REVENUE,
               NORTHERN TRUST CORPORATION LOC)ss+/-                              1.43         06/01/2032          5,775,000
  22,825,000   WASHINGTON STATE ROCS RRII R-12100 (OTHER REVENUE, FGIC
               INSURED)ss+/-                                                     1.64         01/01/2031         22,825,000
   2,165,000   WASHINGTON STATE SERIES 593 (PROPERTY TAX REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                           1.67         07/01/2012          2,165,000
   4,350,000   WASHINGTON STATE SERIES B (PROPERTY TAX REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                           1.78         07/01/2024          4,350,000
   4,100,000   WASHINGTON STATE SUNNYSIDE COMMUNITY HOSPITAL (HCFR, US
               BANK NA LOC)ss+/-                                                 1.80         10/01/2017          4,100,000
                                                                                                                208,417,500
                                                                                                            ---------------
WEST VIRGINIA: 0.28%
  16,145,000   MONONGALIA COUNTY WV BUILDING COMMISSION SERIES A (HCFR,
               JP MORGAN CHASE BANK LOC)ss+/-                                    1.65         07/01/2040         16,145,000
                                                                                                            ---------------
WISCONSIN: 2.52%
   3,690,000   MILWAUKEE WI RDA REDEVELOPMENT MILWAUKEE SCHOOL ENGINEER
               PROJECT A (COLLEGE & UNIVERSITY REVENUE, MARSHALL & ISLEY
               BANK LOC)ss+/-                                                    1.71         07/01/2023          3,690,000
  13,890,000   WISCONSIN PUBLIC POWER INCORPORATED SERIES 1150 (POWER
               REVENUE)ss+/-                                                     1.67         07/01/2013         13,890,000
  11,000,000   WISCONSIN STATE (OTHER REVENUE)                                   4.50         06/16/2008         11,003,084

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
WISCONSIN (continued)
$  2,400,000   WISCONSIN STATE HEFA ALVERNO COLLEGE PROJECT (COLLEGE &
               UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-               1.43%        11/01/2017    $     2,400,000
     300,000   WISCONSIN STATE HEFA AURORA HEALTH CARE SERIES A (HOSPITAL
               REVENUE, MARSHALL & ISLEY BANK LOC)ss+/-                          1.08         04/01/2028            300,000
   7,900,000   WISCONSIN STATE HEFA EDGEWOOD COLLEGE (OTHER REVENUE, US
               BANK NA LOC)ss+/-                                                 1.43         10/01/2031          7,900,000
  11,390,000   WISCONSIN STATE HEFA HESS MEMORIAL HOSPITAL INCORPORATED
               (HFFA REVENUE, US BANK NA LOC)ss+/-                               1.67         05/01/2024         11,390,000
   1,100,000   WISCONSIN STATE HEFA LUTHERAN COLLEGE PROJECT (COLLEGE &
               UNIVERSITY REVENUE, US BANK NA LOC)ss+/-                          1.43         06/01/2033          1,100,000
   6,375,000   WISCONSIN STATE HEFA MERITER RETIREMENT SERVICES SERIES B
               (OTHER REVENUE, US BANK NA LOC)ss+/-                              1.65         03/01/2038          6,375,000
  11,200,000   WISCONSIN STATE HEFA NATIONAL REGENCY OF NEW BERLIN (HCFR,
               MARSHALL & ISLEY BANK LOC)ss+/-                                   1.43         08/15/2034         11,200,000
  20,590,000   WISCONSIN STATE HEFA REVENUE PROHEALTH INCORPORATED
               SERIES B (HCFR LOC)ss+/-                                          4.50         08/15/2030         20,590,000
   3,155,000   WISCONSIN STATE HEFA RIVERVIEW HOSPITAL ASSOCIATION (HCFR,
               FIRSTAR BANK NA LOC)ss+/-                                         1.43         10/01/2030          3,155,000
  13,600,000   WISCONSIN STATE HEFA ROC-RR-II-R-708CE (HCFR, CITIBANK NA
               LOC)ss+/-                                                         1.66         08/15/2030         13,600,000
  11,300,000   WISCONSIN STATE HEFAR AURORA HEALTH CARE SERIES C (HCFR,
               MARSHALL & ISLEY BANK LOC)ss+/-                                   1.40         04/01/2028         11,300,000
  17,520,000   WISCONSIN STATE HEFAR BAY AREA MEDICAL CENTER INCORPORATED
               (HCFR, MARSHALL & ISLEY BANK LOC)ss+/-                            1.43         02/01/2038         17,520,000
   4,580,000   WISCONSIN STATE HEFAR FRANCISCAN SISTERS SERIES B (HCFR,
               MARSHALL & ISLEY BANK LOC)ss+/-                                   1.63         09/01/2033          4,580,000
   3,940,000   WISCONSIN STATE HEFAR MERITER RETIREMENT SERVICES SERIES A
               (OTHER REVENUE, KBC BANK NV LOC)ss+/-                             1.65         03/01/2038          3,940,000
                                                                                                                143,933,084
                                                                                                            ---------------
WYOMING: 0.74%
  42,125,000   SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A
               (PCR, BARCLAYS BANK PLC LOC)ss+/-                                 1.56         07/01/2015         42,125,000
                                                                                                            ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $5,313,893,372)                                                           5,313,893,372
                                                                                                            ---------------
COMMERCIAL PAPER: 8.24%
  60,000,000   AMERICAN MUNICIPAL POWER OHIO                                     1.45         07/07/2008         60,000,000
  28,934,000   AMERICAN MUNICIPAL POWER OHIO                                     1.65         07/07/2008         28,934,000
  22,090,000   BOSTON WATER & SEWER                                              1.45         07/09/2008         22,090,000
   4,228,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                         1.50         06/05/2008          4,228,000
  18,750,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                         2.25         06/10/2008         18,750,000
   6,488,000   JOHNS HOPKINS UNIVERSITY                                          1.50         06/05/2008          6,488,000
  27,800,000   MASSACHUSETTS HEFA                                                1.45         06/05/2008         27,800,000
  20,955,000   MASSACHUSETTS HEFA                                                2.20         06/10/2008         20,955,000
  21,220,000   ROCHESTER MN HEALTH CARE                                          1.35         07/08/2008         21,220,000
  10,600,000   ROCHESTER MN HEALTH CARE                                          2.00         07/10/2008         10,600,000
  19,000,000   ROCHESTER MN HEALTH CARE                                          1.30         08/08/2008         19,000,000
  11,300,000   ROCHESTER MN HEALTH CARE                                          1.30         08/08/2008         11,300,000
  13,950,000   ROCHESTER MN HEALTH CARE                                          1.30         08/08/2008         13,950,000
  32,400,000   ROCHESTER MN HEALTH CARE                                          1.30         08/08/2008         32,400,000
  10,000,000   ROCHESTER MN HEALTH CARE                                          1.35         08/13/2008         10,000,000
   2,000,000   SAN ANTONIO ELECTRIC & GAS                                        2.25         06/10/2008          2,000,000
  34,255,000   SAN ANTONIO ELECTRIC & GAS                                        1.95         09/04/2008         34,255,000
  15,250,000   SAN ANTONIO ELECTRIC & GAS                                        1.65         10/07/2008         15,250,000
  28,530,000   TEXAS DEPARTMENT OF TRANSPORTATION                                1.35         06/02/2008         28,530,000
   9,385,000   UNIVERSITY OF TEXAS PERMANENT                                     1.43         06/06/2008          9,385,000
  25,000,000   UNIVERSITY OF TEXAS PERMANENT                                     1.50         08/06/2008         25,000,000
  10,000,000   UNIVERSITY OF TEXAS PERMANENT                                     1.35         08/07/2008         10,000,000
  22,750,000   UNIVERSITY OF TEXAS PERMANENT                                     1.35         08/08/2008         22,750,000
   6,855,000   UNIVERSITY OF TEXAS SYSTEM                                        2.65         06/02/2008          6,855,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
COMMERCIAL PAPER (continued)
$  9,475,000   UNIVERSITY OF TEXAS SYSTEM                                        1.85%        08/04/2008    $     9,475,000
TOTAL COMMERCIAL PAPER (COST $471,215,000)                                                                      471,215,000
                                                                                                            ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $5,785,108,372)*              101.17%                                                                 $ 5,785,108,372
OTHER ASSETS AND LIABILITIES, NET    (1.17)                                                                     (66,671,510)
                                    ------                                                                  ---------------
TOTAL NET ASSETS                    100.00%                                                                 $ 5,718,436,862
                                    ------                                                                  ---------------

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-     VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)


PRIME INVESTMENT MONEY MARKET FUND

FRANPRINCIPAL   SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
-------------   ----------------------------------------------------------   -------------   -------------   ---------------
CERTIFICATES OF DEPOSIT: 8.04%
$  79,000,000   ABN AMRO BANK NV (LONDON)                                        2.85%         09/10/2008    $    79,000,000
   24,000,000   ALLIED IRISH BANKS (NEW YORK)                                    2.86          09/09/2008         24,000,000
   47,000,000   BANCO SANTANDER CENTRAL HISPANO SA                               4.16          07/11/2008         47,000,499
   68,500,000   BANK OF IRELAND (CONNECTICUT)                                    2.86          06/16/2008         68,500,000
   50,000,000   BANK OF SCOTLAND PLC (NEW YORK)+/-                               2.83          11/10/2008         50,000,000
   77,000,000   CALYON (NEW YORK)                                                4.03          07/14/2008         77,000,000
    8,000,000   NATEXIS BANQUE POPULAIR (NEW YORK)                               5.28          08/26/2008          8,042,884
   55,000,000   NATIXIS (NEW YORK)                                               2.80          08/06/2008         55,000,000
   55,000,000   NATIXIS (NEW YORK)+/-ss                                          2.90          04/01/2010         55,000,000
  200,000,000   ROYAL BANK OF CANADA (NEW YORK)+/-                               2.32          07/29/2008        199,983,088
   35,000,000   U.S.  BANK NATIONAL ASSOCIATION                                  2.86          04/20/2009         35,000,000
TOTAL CERTIFICATES OF DEPOSIT (COST $698,526,471)                                                                698,526,471
                                                                                                             ---------------
COMMERCIAL PAPER: 37.81%
   17,000,000   ABN AMRO NORTH AMERICA FINANCE INCORPORATED##                    2.75          08/08/2008         16,912,993
    2,500,000   AEGON NV##                                                       2.72          06/16/2008          2,497,356
   13,000,000   ALLIED IRISH BANKS NA##                                          2.70          08/25/2008         12,918,100
    3,000,000   ALPINE SECURITIZATION CORPORATION##                              2.72          08/06/2008          2,985,267
   17,000,000   AMERICAN EXPRESS CREDIT##                                        2.98          07/09/2008         16,947,933
    6,000,000   AMSTEL FUNDING CORPORATION##                                     2.65          06/05/2008          5,998,675
    4,200,000   AMSTEL FUNDING CORPORATION##                                     2.78          06/03/2008          4,199,676
   38,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##                             3.04          04/20/2009         36,966,738
   35,400,000   ASB FINANCE LIMITED LONDON##                                     3.01          05/07/2009         34,396,617
    4,000,000   ASPEN FUNDING CORPORATION##                                      2.55          06/10/2008          3,997,733
   18,400,000   ATLANTIC ASSET SECURITIZATION CORPORATION##                      2.46          06/04/2008         18,397,485
   40,000,000   BARCLAYS US FUNDING LLC##                                        3.01          08/28/2008         39,709,517
    3,000,000   BEAGLE FUNDING LLC##                                             2.50          06/02/2008          3,000,000
   37,000,000   BEAGLE FUNDING LLC##                                             2.80          06/25/2008         36,933,811
  109,500,000   BEAGLE FUNDING LLC##                                             2.95          07/25/2008        109,024,435
    7,000,000   BEAGLE FUNDING LLC##                                             3.00          06/18/2008          6,990,667
   16,000,000   BELMONT FUNDING LLC##                                            2.70          06/02/2008         16,000,000
  138,000,000   BELMONT FUNDING LLC##                                            2.70          06/17/2008        137,844,750
    3,000,000   BNZ INTERNATIONAL FUNDING##                                      3.68          07/14/2008          2,987,120
    2,000,000   CAFCO LLC##                                                      2.57          07/28/2008          1,992,004
   64,000,000   CAFCO LLC##                                                      2.73          07/01/2008         63,859,253
    6,000,000   CAFCO LLC##                                                      3.10          06/11/2008          5,995,350
   34,000,000   CAISSE NATIONALE DES CAISSES##                                   2.97          10/21/2008         33,604,495
   42,000,000   CHARIOT FUNDING LLC##                                            2.72          06/30/2008         41,911,147
   32,000,000   CHARTA LLC##                                                     2.73          07/11/2008         31,905,360
   20,000,000   CIESCO LLC##                                                     2.69          08/14/2008         19,890,906
   10,600,000   CIESCO LLC##                                                     2.72          07/25/2008         10,557,553
   41,000,000   CIESCO LLC##                                                     2.90          07/25/2008         40,824,953
   31,000,000   CLIPPER RECEIVABLES COMPANY LLC##                                2.37          06/02/2008         31,000,000
   33,000,000   CLIPPER RECEIVABLES COMPANY LLC##                                2.37          06/03/2008         32,997,828
   82,000,000   CLIPPER RECEIVABLES COMPANY LLC##                                2.65          06/05/2008         81,981,892
   52,000,000   CRC FUNDING LLC##                                                2.65          07/30/2008         51,777,989
   40,000,000   CRC FUNDING LLC##                                                2.65          08/08/2008         39,802,722
   28,000,000   CRC FUNDING LLC##                                                2.90          06/10/2008         27,981,956
   55,200,000   DEXIA DELAWARE LLC##                                             2.66          08/11/2008         54,915,030
    3,300,000   DNB NOR BANK ASA##                                               2.75          08/04/2008          3,284,119
   27,000,000   DNB NOR BANK ASA##                                               4.35          06/04/2008         26,993,475
   30,000,000   EBBETS FUNDING LLC##                                             2.65          06/02/2008         30,000,000
   24,000,000   EBBETS FUNDING LLC##                                             2.75          06/16/2008         23,974,333
   30,000,000   EBBETS FUNDING LLC##                                             2.85          06/10/2008         29,981,000
   29,000,000   EBBETS FUNDING LLC##                                             3.00          06/05/2008         28,992,750
   38,100,000   ELYSIAN FUNDING LLC##                                            2.60          06/04/2008         38,094,497
    4,000,000   ELYSIAN FUNDING LLC##                                            2.62          06/05/2008          3,999,127
    5,000,000   ENTERPRISE FUNDING LLC##                                         2.70          07/11/2008          4,985,375
    3,000,000   ENTERPRISE FUNDING LLC##                                         2.75          08/14/2008          2,983,271
   15,000,000   ERASMUS CAPITAL CORPORATION##                                    2.50          06/02/2008         15,000,000
  100,000,000   EUREKA SECURITIZATION##                                          2.90          07/21/2008         99,605,278
    9,000,000   EUREKA SECURITIZATION##                                          3.02          07/21/2008          8,963,005

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)


PRIME INVESTMENT MONEY MARKET FUND

 PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
-------------   ----------------------------------------------------------   -------------   -------------   ---------------
COMMERCIAL PAPER (continued)
$  89,000,000   FAIRWAY FINANCE CORPORATION##                                    2.85%         06/20/2008    $    88,873,175
    6,600,000   FALCON ASSET SECURITIZATION COMPANY LLC##                        2.45          06/04/2008          6,599,102
   85,600,000   FALCON ASSET SECURITIZATION COMPANY LLC##                        2.56          07/07/2008         85,386,951
   33,000,000   FORTIS BANQUE LUXEMBOURG##                                       2.64          08/06/2008         32,842,700
   49,000,000   FORTIS FUNDING LLC##                                             2.67          10/07/2008         48,539,325
   16,000,000   FOXBORO FUNDING LIMITED+/-(I)                                    3.19          11/07/2008         16,000,000
   30,000,000   GALLEON CAPITAL LLC##                                            2.40          06/02/2008         30,000,000
    1,000,000   GALLEON CAPITAL LLC##                                            2.40          06/03/2008            999,933
   16,000,000   GALLEON CAPITAL LLC##                                            2.41          06/03/2008         15,998,929
   65,200,000   GALLEON CAPITAL LLC##                                            2.53          06/04/2008         65,190,836
   52,000,000   GALLEON CAPITAL LLC##                                            2.65          06/05/2008         51,988,517
   26,200,000   GEMINI SECURITIZATION CORPORATION LLC##                          2.67          08/07/2008         26,071,751
   58,000,000   GEMINI SECURITIZATION CORPORATION LLC##                          2.90          06/05/2008         57,985,983
   27,000,000   GEMINI SECURITIZATION CORPORATION LLC##                          2.97          07/30/2008         26,870,805
   21,400,000   GOVCO LLC##                                                      2.70          07/14/2008         21,332,590
   12,000,000   GOVCO LLC##                                                      2.95          06/26/2008         11,976,400
   33,500,000   GOVCO LLC##                                                      2.97          07/24/2008         33,356,285
   10,000,000   INTESA FUNDING LLC##                                             2.78          06/16/2008          9,989,189
   48,000,000   KBC FINANCE PRODUCTION INTERNATIONAL LIMITED##                   2.72          09/16/2008         47,615,573
   20,000,000   KBC FINANCE PRODUCTION INTERNATIONAL LIMITED##                   4.08          06/12/2008         19,977,361
   18,000,000   KBC FINANCE PRODUCTION INTERNATIONAL LIMITED##                   4.37          06/04/2008         17,995,630
   36,600,000   LEHMAN BROTHERS HOLDING INCORPORATED##                           2.57          06/27/2008         36,534,679
    5,000,000   LIBERTY STREET FUNDING LLC##                                     2.45          06/02/2008          5,000,000
   28,000,000   LIBERTY STREET FUNDING LLC##                                     2.85          06/25/2008         27,949,017
   50,000,000   LIBERTY STREET FUNDING LLC##                                     2.90          06/26/2008         49,903,333
    5,000,000   MONT BLANC CAPITAL CORPORATION##                                 2.60          06/09/2008          4,997,472
   15,000,000   MONT BLANC CAPITAL CORPORATION##                                 2.65          07/10/2008         14,958,042
   50,775,000   MONT BLANC CAPITAL CORPORATION##                                 2.85          06/16/2008         50,718,724
   32,000,000   NIEUW AMSTERDAM RECEIVABLES##                                    2.70          06/06/2008         31,990,400
   15,000,000   OLD LINE FUNDING LLC##                                           2.63          07/10/2008         14,958,358
   33,000,000   OLD LINE FUNDING LLC##                                           2.65          08/04/2008         32,846,963
   14,800,000   PARK AVENUE RECEIVABLES##                                        2.45          06/04/2008         14,797,986
   14,000,000   PICAROS FUNDING LLC##                                            2.50          06/11/2008         13,991,250
   32,000,000   PICAROS FUNDING LLC##                                            2.97          07/24/2008         31,862,720
   10,000,000   PRUDENTIAL PLC##                                                 2.70          08/07/2008          9,950,500
   27,000,000   PRUDENTIAL PLC##                                                 2.92          07/29/2008         26,875,170
   20,000,000   PRUDENTIAL PLC##                                                 4.09          07/09/2008         19,915,928
   24,000,000   RANGER FUNDING COMPANY LLC##                                     2.65          08/08/2008         23,881,633
    9,000,000   RANGER FUNDING COMPANY LLC##                                     2.72          06/06/2008          8,997,280
   11,200,000   RANGER FUNDING COMPANY LLC##                                     2.75          06/13/2008         11,190,589
   20,000,000   REGENCY MARKETS #1 LLC##                                         2.50          06/06/2008         19,994,444
   25,000,000   SCALDIS CAPITAL LLC##                                            2.63          08/18/2008         24,859,368
    4,000,000   SCALDIS CAPITAL LLC##                                            2.90          06/09/2008          3,997,744
    5,100,000   SHEFFIELD RECEIVABLES##                                          2.55          06/03/2008          5,099,639
    7,000,000   SHEFFIELD RECEIVABLES##                                          2.57          07/08/2008          6,982,010
   85,200,000   SHEFFIELD RECEIVABLES##                                          2.88          06/13/2008         85,125,024
   63,000,000   SHEFFIELD RECEIVABLES##                                          2.95          06/20/2008         62,907,075
   29,000,000   SOCIETE GENERALE NORTH AMERICA##                                 2.80          08/11/2008         28,842,111
   64,500,000   SOCIETE GENERALE NORTH AMERICA##                                 3.00          07/25/2008         64,215,125
   40,000,000   STADSHYPOTEK DELAWARE##                                          2.70          08/04/2008         39,811,000
   17,000,000   SWEDBANK MORTGAGE AB##                                           4.33          06/11/2008         16,981,619
   36,000,000   SWEDBANK MORTGAGE AB##                                           4.36          07/08/2008         35,843,040
   43,000,000   THAMES ASSET GLOBAL SECURITIZATION# 1 INCORPORATED##             2.45          06/03/2008         42,997,074
    8,000,000   THAMES ASSET GLOBAL SECURITIZATION# 1 INCORPORATED##             2.80          07/07/2008          7,978,222
   32,000,000   THAMES ASSET GLOBAL SECURITIZATION# 1 INCORPORATED##             2.80          07/08/2008         31,910,400
   16,000,000   THAMES ASSET GLOBAL SECURITIZATION# 1 INCORPORATED##             2.83          09/08/2008         15,876,738
    7,000,000   THAMES ASSET GLOBAL SECURITIZATION# 1 INCORPORATED##             3.05          07/07/2008          6,979,243
   54,000,000   VARIABLE FUNDING CAPITAL COMPANY LLC##                           2.70          07/02/2008         53,878,500
   53,000,000   VERSAILLES COMMERCIAL PAPER LLC##                                2.65          06/06/2008         52,984,394
  160,000,000   VICTORIA FINANCE LLC+/-(I)###(A)                                 4.84          01/17/2008        131,200,000
    3,400,000   YORKTOWN CAPITAL LLC##                                           2.70          07/23/2008          3,386,995
TOTAL COMMERCIAL PAPER (COST $3,285,324,385)                                                                   3,285,324,385
                                                                                                             ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)


PRIME INVESTMENT MONEY MARKET FUND

 PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
-------------   ----------------------------------------------------------   -------------   -------------   ---------------
CORPORATE BONDS & NOTES: 3.40%
$  57,300,000   ALLIED IRISH BANKS PLC+/-++                                      2.48%         11/18/2008    $    57,300,000
   44,000,000   DNB NOR BANK ASA+/-++                                            2.40          03/25/2009         44,000,000
   88,000,000   FLORIDA HURRICANE CATASTROPHE+/-                                 2.72          12/12/2008         88,000,000
   44,000,000   INTESA BANK IRELAND PLC+/-++                                     2.40          03/25/2009         44,000,000
   31,000,000   IRISH LIFE & PERMANENT PLC+/-++                                  2.46          03/20/2009         31,000,000
   16,100,000   MORGAN STANLEY+/-                                                2.21          09/15/2008         16,074,784
   15,000,000   NATIONWIDE BUILDING SOCIETY+/-++                                 2.76          01/06/2009         15,000,000
TOTAL CORPORATE BONDS & NOTES (COST $295,374,784)                                                                295,374,784
                                                                                                             ---------------
EXTENDABLE BONDS: 8.49%
   79,500,000   BANK OF IRELAND+/-++                                             2.96          06/02/2009         79,500,000
   40,000,000   BASF FINANCE EUROPE NV+/-++                                      2.81          06/19/2009         40,000,000
   95,000,000   COMMONWEALTH BANK AUSTRALIA+/-++                                 2.88          05/01/2009         95,000,000
  113,000,000   DEUTSCHE BANK+/-                                                 2.91          05/01/2009        113,000,000
  100,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                          2.64          06/09/2009        100,000,000
   34,000,000   HSBC USA INCORPORATED+/-                                         3.22          05/15/2009         34,000,000
    5,000,000   ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                     2.76          06/06/2008          5,000,000
  102,800,000   RABOBANK NEDERLAND+/-++                                          2.89          06/09/2009        102,800,000
  169,000,000   WACHOVIA BANK+/-                                                 2.91          05/01/2009        169,000,000
TOTAL EXTENDABLE BONDS (COST $738,300,000)                                                                       738,300,000
                                                                                                             ---------------
MEDIUM TERM NOTES: 8.06%
   30,000,000   BEAR STEARNS & COMPANY INCORPORATED+/-                           2.52          07/11/2008         30,000,000
   45,000,000   BNP PARIBAS+/-                                                   2.79          09/16/2008         45,000,000
  100,000,000   DANSKE BANK AS+/-++                                              2.47          08/19/2008        100,000,000
   90,000,000   HBOS TREASURY SERVICES PLC+/-++                                  2.69          09/05/2008         90,000,000
   55,000,000   K2 (USA) LLC+/-++                                                2.74          08/08/2008         54,997,986
   60,000,000   MERRILL LYNCH & COMPANY+/-                                       2.53          03/24/2009         60,000,000
   27,000,000   MERRILL LYNCH & COMPANY+/-                                       2.64          03/18/2009         27,000,000
   12,000,000   MORGAN STANLEY+/-                                                2.16          10/31/2008         12,000,000
   54,000,000   NEW YORK LIFE GLOBAL FUNDING+/-++                                2.79          05/13/2009         54,000,000
   61,000,000   NORDEA BANK AB+/-++                                              2.61          09/10/2008         61,000,000
    4,000,000   PREMIUM ASSET TRUST SERIES 04-10+/-++                            2.59          12/12/2008          4,000,000
   41,000,000   ROYAL BANK OF SCOTLAND GROUP PLC+/-++                            2.91          09/18/2008         41,000,000
   45,000,000   TOTTA IRELAND PLC+/-++                                           2.71          09/05/2008         45,000,000
   77,000,000   TOYOTA MOTOR CREDIT CORPORATION+/-                               2.72          02/03/2009         77,000,000
TOTAL MEDIUM TERM NOTES (COST $700,997,986)                                                                      700,997,986
                                                                                                             ---------------
MUNICIPAL BONDS & NOTES: 1.04%
   19,000,000   IOWA FINANCIAL AUTHORITY SFMR (HOUSING REVENUE,
                GNMA)+/-ss                                                       2.40          01/01/2039         19,000,000
   11,000,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES E (HOUSING
                REVENUE, GO OF AUTHORITY)+/-ss                                   2.38          07/01/2038         11,000,000
   12,000,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES T (HOUSING
                REVENUE, GO OF AUTHORITY)+/-ss                                   2.38          07/01/2048         12,000,000
   20,130,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED,
                BANK OF AMERICA NA LOC)+/-ss                                     2.38          11/01/2028         20,129,051
   28,000,000   VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES
                INCORPORATED PROJECT SERIES B (IDR LOC)+/-ss                     1.30          07/01/2037         27,997,240
TOTAL MUNICIPAL BONDS & NOTES (COST $90,126,291)                                                                  90,126,291
                                                                                                             ---------------
REPURCHASE AGREEMENTS: 21.16%
  360,000,000   BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $360,070,500)              2.35          06/02/2008        360,000,000
  100,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $100,018,500)              2.22          06/02/2008        100,000,000
  535,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $535,102,542)              2.30          06/02/2008        535,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)


PRIME INVESTMENT MONEY MARKET FUND

 PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
-------------   ----------------------------------------------------------   -------------   -------------   ---------------
REPURCHASE AGREEMENTS (continued)
$ 260,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102%
                COLLATERALIZED BY US GOVERNMENT SECURITIES (MATURITY VALUE
                $260,053,733)                                                    2.48%         06/02/2008    $   260,000,000
  440,000,000   DEUTSCHE BANK SECURITIES INCORPORATED - 102%
                COLLATERALIZED BY US GOVERNMENT SECURITIES (MATURITY VALUE
                $440,086,167)                                                    2.35          06/02/2008        440,000,000
  108,000,000   LEHMAN BROTHERS INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $108,022,500)              2.50          06/02/2008        108,000,000
   36,000,000   MERRILL LYNCH PIERCE FENNER & SMITH - 102% COLLATERALIZED
                BY US GOVERNMENT SECURITIES (MATURITY VALUE $36,007,260)         2.42          06/02/2008         36,000,000
TOTAL REPURCHASE AGREEMENTS (COST $1,839,000,000)                                                              1,839,000,000
                                                                                                             ---------------
SECURED MASTER NOTE AGREEMENT: 3.32%
  138,499,000   BANK OF AMERICA SECURITIES LLC+/-ss(E)                           2.51                            138,499,000
  150,370,000   CITIGROUP GLOBAL MARKETS INCORPORATED+/-ss(E)                    2.50                            150,370,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $288,869,000)                                                          288,869,000
                                                                                                             ---------------
TIME DEPOSITS: 8.49%
   78,200,000   BANK OF IRELAND                                                  2.53          06/03/2008         78,200,000
  108,000,000   BNP PARIBAS (PARIS)                                              2.80          06/02/2008        108,000,000
   71,000,000   CALYON (GRAND CAYMAN)                                            2.40          06/02/2008         71,000,000
   21,000,000   DEUTSCHE BANK (CAYMAN)                                           2.19          06/02/2008         21,000,000
  142,000,000   DEXIA BANK SA (BRUSSELS)                                         2.45          06/02/2008        142,000,000
   21,000,000   ING BANK NV (AMSTERDAM)                                          2.18          06/02/2008         21,000,000
  142,000,000   KBC BANK NV (BRUSSELS)                                           2.50          06/02/2008        142,000,000
  155,000,000   RABOBANK NEDERLAND (CAYMAN ISLAND)                               2.00          06/02/2008        155,000,000
TOTAL TIME DEPOSITS (COST $738,200,000)                                                                          738,200,000
                                                                                                             ---------------
SHORT-TERM INVESTMENTS: 0.00%
            0   CAPITAL SUPPORT AGREEMENT                                                                         23,779,522
TOTAL SHORT-TERM INVESTMENTS (COST $0)                                                                            23,779,522
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $8,674,718,917)*              100.13%                                                                  $ 8,698,498,439
OTHER ASSETS AND LIABILITIES, NET    (0.13)                                                                      (11,710,896)
                                    ------                                                                   ---------------
TOTAL NET ASSETS                    100.00%                                                                  $ 8,686,787,543
                                    ------                                                                   ---------------

+/-     VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

##      ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(I)     ILLIQUID SECURITY.

### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(E)     THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

TREASURY PLUS MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
--------------   ----------------------------------------------------------   -------------   -------------   ---------------
US TREASURY SECURITIES: 7.94%
US TREASURY BILLS: 7.94%
$  200,000,000   US TREASURY BILL##                                                1.99%        06/19/2008    $   199,812,528
   300,000,000   US TREASURY BILL##                                                1.25         08/14/2008        299,245,667
    25,000,000   US TREASURY BILL##                                                1.89         11/20/2008         24,777,343
                                                                                                                  523,835,538
                                                                                                              ---------------
TOTAL US TREASURY SECURITIES (COST $523,835,538)                                                                  523,835,538
                                                                                                              ---------------
REPURCHASE AGREEMENTS: 92.23%
    85,000,000   BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $85,014,875)                2.10         06/02/2008         85,000,000
   750,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $750,131,250)               2.10         06/02/2008        750,000,000
 1,250,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102%
                 COLLATERALIZED BY US GOVERNMENT SECURITIES (MATURITY VALUE
                 $1,250,236,458)                                                   2.27         06/02/2008      1,250,000,000
 1,301,580,000   DEUTSCHE BANK SECURITIES INCORPORATED - 102%
                 COLLATERALIZED BY US GOVERNMENT SECURITIES (MATURITY VALUE
                 $1,301,824,046)                                                   2.25         06/02/2008      1,301,580,000
   200,000,000   DEUTSCHE BANK SECURITIES INCORPORATED - 102% COLLATERALIZED
                 BY US GOVERNMENT SECURITIES (MATURITY VALUE $200,035,833)         2.15         06/02/2008        200,000,000
 1,250,000,000   HSBC USA INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $1,250,223,958)             2.15         06/02/2008      1,250,000,000
 1,250,000,000   JP MORGAN SECURITIES INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $1,250,218,750)             2.10         06/02/2008      1,250,000,000
TOTAL REPURCHASE AGREEMENTS (COST $6,086,580,000)                                                               6,086,580,000
                                                                                                              ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $6,610,415,538)*                                                           100.17%                      $ 6,610,415,538
OTHER ASSETS AND LIABILITIES, NET                                                 (0.17)                          (11,126,613)
                                                                                 ------                       ---------------
TOTAL NET ASSETS                                                                 100.00%                      $ 6,599,288,925
                                                                                 ======                       ===============

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MONEY MARKET TRUSTS NOTES

NOTES TO PORTFOLIO OF INVESTMENT

1. SECURITY VALUATION

     The Funds invest only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

     The amortized cost method is used to value portfolio securities, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

     Investments which are not valued using the method discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of the identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

2. FAIR VALUATION MEASUREMENTS

     The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)


     The following is a summary of the inputs used as of May 31, 2008 in valuing the Funds' investments in securities:

                                                                                       TOTAL FAIR
                                                                                       VALUE AS OF
MONEY MARKET TRUST                          LEVEL 1       LEVEL 2        LEVEL 3         5/31/08
-----------------------------------------   -------   --------------   -----------   --------------
California Tax-Free Money Market Trust        $--     $  615,766,268       $--       $  615,766,268
Money Market Trust                             --      3,692,546,699    16,400,000    3,708,946,699
National Tax-Free Money Market Trust           --        247,381,062        --          247,381,062

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                               MONEY MARKET
                                                   TRUST
                                               ------------
Balance as of 2/29/2008                         $17,832,000
   Accrued discounts/premiums                             0
   Realized gain (loss)                                   0
   Unrealized appreciation/(depreciation)        (1,432,000)
   Net purchases (sales)                                  0
Balance as of 05/31/2008                        $16,400,000

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

OVERLAND EXPRESS SWEEP FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
CERTIFICATES OF DEPOSIT: 5.60%
$ 10,000,000   ABN AMRO BANK NV (LONDON)                                        2.85%         09/10/2008    $    10,000,000
   5,000,000   ABN AMRO BANK NV (NEW YORK)                                      3.01          10/24/2008          5,005,611
   4,000,000   BANCO SANTANDER CENTRAL HISPANO SA                               4.16          07/11/2008          4,000,042
   6,000,000   BANK OF IRELAND (CONNECTICUT)                                    2.86          06/16/2008          6,000,000
   3,500,000   BANK OF SCOTLAND PLC (NEW YORK)+/-                               2.83          11/10/2008          3,500,000
  10,000,000   BARCLAYS BANK PLC (NEW YORK)                                     3.00          04/20/2009         10,000,000
  10,000,000   BNP PARIBAS                                                      2.69          08/26/2008         10,001,338
   8,000,000   CALYON (NEW YORK)                                                4.03          07/14/2008          8,000,000
  10,000,000   NATIXIS (NEW YORK)                                               2.80          08/06/2008         10,000,000
   2,000,000   NATIXIS (NEW YORK)+/-ss                                          2.90          04/01/2010          2,000,000
   5,000,000   U.S. BANK NATIONAL ASSOCIATION                                   2.86          04/20/2009          5,000,000
TOTAL CERTIFICATES OF DEPOSIT (COST $73,506,991)                                                                 73,506,991
                                                                                                            ---------------
COMMERCIAL PAPER: 48.81%
   3,000,000   ABN AMRO NORTH AMERICA FINANCE INCORPORATED##                    2.75          08/08/2008          2,984,646
   2,000,000   ACTS RETIREMENT-LIFE COMMUNITIES INCORPORATED##                  3.00          06/12/2008          1,998,333
   2,400,000   AEGON NV##                                                       2.72          06/16/2008          2,397,461
   3,000,000   ALPINE SECURITIZATION CORPORATION##                              2.72          08/06/2008          2,985,267
   4,700,000   AMERICAN EXPRESS CREDIT##                                        2.98          07/08/2008          4,685,994
   4,050,000   AMSTEL FUNDING CORPORATION##                                     2.78          06/03/2008          4,049,687
   1,000,000   AMSTEL FUNDING CORPORATION##                                     2.65          06/05/2008            999,779
   3,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##                             2.77          08/07/2008          2,984,793
   6,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##                             3.04          04/20/2009          5,836,853
   2,000,000   APRECO LLC##                                                     2.60          07/17/2008          1,993,500
   3,200,000   ASB FINANCE LIMITED LONDON##                                     2.75          08/04/2008          3,184,600
  10,000,000   ASB FINANCE LIMITED LONDON##                                     2.75          09/05/2008          9,927,431
   7,000,000   ASB FINANCE LIMITED LONDON##                                     3.01          05/07/2009          6,801,591
   1,617,000   ASPEN FUNDING CORPORATION##                                      2.55          06/10/2008          1,616,084
   2,700,000   ATLANTIC ASSET SECURITIZATION CORPORATION##                      2.46          06/04/2008          2,699,631
  15,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##                      2.92          07/22/2008         14,939,167
   6,000,000   BARCLAYS US FUNDING LLC##                                        3.01          08/28/2008          5,956,428
   1,000,000   BEAGLE FUNDING LLC##                                             2.77          06/09/2008            999,461
   2,000,000   BEAGLE FUNDING LLC##                                             3.00          06/18/2008          1,997,333
   9,000,000   BEAGLE FUNDING LLC##                                             2.80          06/25/2008          8,983,900
   2,000,000   BEAGLE FUNDING LLC##                                             2.69          08/21/2008          1,988,044
   1,000,000   BEAGLE FUNDING LLC##                                             2.85          09/15/2008            991,688
   2,000,000   BELMONT FUNDING LLC##                                            2.70          06/02/2008          2,000,000
  10,000,000   BELMONT FUNDING LLC##                                            2.70          06/17/2008          9,988,750
   2,000,000   BNZ INTERNATIONAL FUNDING##                                      3.68          07/14/2008          1,991,413
   2,000,000   CAFCO LLC##                                                      2.57          07/28/2008          1,992,004
   5,000,000   CAISSE NATIONALE DES CAISSES##                                   2.97          10/21/2008          4,941,838
  13,000,000   CHARIOT FUNDING LLC##                                            2.72          06/30/2008         12,972,498
   9,500,000   CHARTA LLC##                                                     2.82          06/09/2008          9,494,791
   9,750,000   CHARTA LLC##                                                     2.64          08/26/2008          9,689,225
   2,500,000   CIESCO LLC##                                                     2.85          06/05/2008          2,499,406
   5,500,000   CIESCO LLC##                                                     2.90          07/25/2008          5,476,518
   1,000,000   CIESCO LLC##                                                     2.64          08/20/2008            994,207
  15,350,000   CITIBANK OMNI MASTER TRUST##                                     3.12          07/09/2008         15,300,778
  17,000,000   CITIBANK OMNI MASTER TRUST##                                     3.25          07/17/2008         16,930,938
   4,000,000   CLIPPER RECEIVABLES COMPANY LLC##                                2.37          06/02/2008          4,000,000
   5,000,000   CLIPPER RECEIVABLES COMPANY LLC##                                2.37          06/03/2008          4,999,671
  13,000,000   CLIPPER RECEIVABLES COMPANY LLC##                                2.65          06/05/2008         12,997,129
   2,000,000   CRC FUNDING LLC##                                                2.90          06/10/2008          1,998,711
  15,000,000   CRC FUNDING LLC##                                                2.65          07/30/2008         14,935,958
   8,000,000   CRC FUNDING LLC##                                                2.68          08/27/2008          7,948,782
   5,000,000   CRC FUNDING LLC##                                                2.70          08/27/2008          4,967,750
  15,150,000   DEXIA DELAWARE LLC##                                             2.66          08/11/2008         15,071,788
   2,000,000   DNB NOR BANK ASA##                                               4.35          06/04/2008          1,999,517
   3,900,000   DNB NOR BANK ASA##                                               3.69          07/07/2008          3,886,009
   3,000,000   EBBETS FUNDING LLC##                                             2.65          06/02/2008          3,000,000
   3,000,000   EBBETS FUNDING LLC##                                             3.00          06/05/2008          2,999,250
   5,000,000   EBBETS FUNDING LLC##                                             2.85          06/10/2008          4,996,833

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

OVERLAND EXPRESS SWEEP FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
COMMERCIAL PAPER (continued)
$  3,000,000   EBBETS FUNDING LLC##                                             2.75%         06/16/2008    $     2,996,792
   5,600,000   ELYSIAN FUNDING LLC##                                            2.60          06/04/2008          5,599,191
   1,000,000   ELYSIAN FUNDING LLC##                                            2.62          06/05/2008            999,782
   1,000,000   ENTERPRISE FUNDING LLC##                                         2.70          07/11/2008            997,075
   3,000,000   ENTERPRISE FUNDING LLC##                                         2.75          08/05/2008          2,985,333
   1,649,000   ERASMUS CAPITAL CORPORATION##                                    2.50          06/03/2008          1,648,885
   7,000,000   ERASMUS CAPITAL CORPORATION##                                    2.65          07/01/2008          6,985,057
   2,250,000   FAIRWAY FINANCE CORPORATION##                                    3.00          06/06/2008          2,249,250
   2,250,000   FAIRWAY FINANCE CORPORATION##                                    2.85          06/19/2008          2,246,972
   1,000,000   FALCON ASSET SECURITIZATION COMPANY LLC##                        2.45          06/04/2008            999,864
  10,500,000   FALCON ASSET SECURITIZATION COMPANY LLC##                        2.56          07/07/2008         10,473,867
  20,000,000   FORTIS BANQUE LUXEMBOURG##                                       2.64          08/06/2008         19,904,667
   7,000,000   FORTIS FUNDING LLC##                                             2.67          10/07/2008          6,934,189
   2,000,000   FOXBORO FUNDING LIMITED+/-(I)                                    3.19          11/07/2008          2,000,000
   4,000,000   GALLEON CAPITAL LLC##                                            2.40          06/02/2008          4,000,000
   3,000,000   GALLEON CAPITAL LLC##                                            2.67          06/02/2008          3,000,000
   3,000,000   GALLEON CAPITAL LLC##                                            2.40          06/03/2008          2,999,800
   9,700,000   GALLEON CAPITAL LLC##                                            2.53          06/04/2008          9,698,637
   5,000,000   GALLEON CAPITAL LLC##                                            2.65          06/05/2008          4,998,896
   7,000,000   GEMINI SECURITIZATION CORPORATION LLC##                          2.80          06/03/2008          6,999,456
   4,000,000   GEMINI SECURITIZATION CORPORATION LLC##                          2.97          07/30/2008          3,980,860
   7,400,000   GEMINI SECURITIZATION CORPORATION LLC##                          2.67          08/07/2008          7,363,777
   2,000,000   GEMINI SECURITIZATION CORPORATION LLC##                          2.70          08/26/2008          1,987,250
   4,000,000   GOVCO LLC##                                                      2.70          07/14/2008          3,987,400
  12,000,000   GOVCO LLC##                                                      2.89          07/21/2008         11,952,797
   8,000,000   GOVCO LLC##                                                      2.97          07/24/2008          7,965,680
   2,700,000   INTESA FUNDING LLC##                                             2.78          06/16/2008          2,697,081
  10,000,000   IRISH LIFE & PERMANENT PLC##                                     2.94          06/10/2008          9,993,467
   3,500,000   JUPITER SECURITY COMPANY LLC##                                   2.65          06/02/2008          3,500,000
   2,000,000   KBC FINANCE PRODUCTION INTERNATIONAL LIMITED##                   4.37          06/04/2008          1,999,514
   2,000,000   KBC FINANCE PRODUCTION INTERNATIONAL LIMITED##                   4.08          06/12/2008          1,997,736
   4,000,000   KBC FINANCE PRODUCTION INTERNATIONAL LIMITED##                   2.72          09/17/2008          3,967,662
   5,400,000   LEHMAN BROTHERS HOLDING INCORPORATED##                           2.57          06/27/2008          5,390,363
   1,000,000   LIBERTY STREET FUNDING LLC##                                     2.45          06/02/2008          1,000,000
   7,000,000   LIBERTY STREET FUNDING LLC##                                     2.85          06/25/2008          6,987,254
   1,000,000   LIBERTY STREET FUNDING LLC##                                     2.78          07/10/2008            997,066
   7,000,000   LIBERTY STREET FUNDING LLC##                                     2.64          07/14/2008          6,978,440
   5,000,000   MAZARIN FUNDING CORPORATION##                                    2.48          06/19/2008          4,994,144
   5,000,000   MAZARIN FUNDING CORPORATION##                                    2.60          07/01/2008          4,989,528
   3,000,000   MONT BLANC CAPITAL CORPORATION##                                 2.60          06/09/2008          2,998,483
   1,000,000   MONT BLANC CAPITAL CORPORATION##                                 2.85          06/16/2008            998,892
   2,000,000   MONT BLANC CAPITAL CORPORATION##                                 2.65          07/10/2008          1,994,406
   6,100,000   NIEUW AMSTERDAM RECEIVABLES##                                    2.70          06/06/2008          6,098,170
   2,000,000   OLD LINE FUNDING LLC##                                           2.63          07/10/2008          1,994,448
   9,100,000   OLD LINE FUNDING LLC##                                           2.65          08/04/2008          9,057,799
   2,200,000   PARK AVENUE RECEIVABLES##                                        2.45          06/04/2008          2,199,701
  10,000,000   PICAROS FUNDING LLC##                                            2.50          06/11/2008          9,993,750
   4,000,000   PICAROS FUNDING LLC##                                            2.97          07/24/2008          3,982,840
   1,700,000   PRUDENTIAL PLC##                                                 4.09          07/07/2008          1,693,240
   4,000,000   PRUDENTIAL PLC##                                                 2.92          07/29/2008          3,981,507
   2,000,000   PRUDENTIAL PLC##                                                 2.64          08/21/2008          1,988,267
   2,000,000   RANGER FUNDING COMPANY LLC##                                     2.72          06/06/2008          1,999,396
   7,000,000   RANGER FUNDING COMPANY LLC##                                     2.65          08/08/2008          6,965,476
   3,000,000   REGENCY MARKETS #1 LLC##                                         2.50          06/06/2008          2,999,167
   3,000,000   REGENCY MARKETS #1 LLC##                                         2.72          08/15/2008          2,983,227
  10,750,000   SCALDIS CAPITAL LLC##                                            2.79          07/10/2008         10,718,341
  15,000,000   SCALDIS CAPITAL LLC##                                            3.02          07/28/2008         14,929,533
   2,000,000   SCALDIS CAPITAL LLC##                                            2.65          08/21/2008          1,988,222
     800,000   SHEFFIELD RECEIVABLES##                                          2.55          06/03/2008            799,943
   9,000,000   SHEFFIELD RECEIVABLES##                                          2.95          06/20/2008          8,986,725
   5,000,000   SHEFFIELD RECEIVABLES##                                          2.57          07/08/2008          4,987,150
   3,250,000   SHEFFIELD RECEIVABLES##                                          2.75          07/11/2008          3,240,318
   6,000,000   SOCIETE GENERALE NORTH AMERICA##                                 3.00          07/30/2008          5,971,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

OVERLAND EXPRESS SWEEP FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
COMMERCIAL PAPER (continued)
$  5,000,000   SOCIETE GENERALE NORTH AMERICA##                                 2.80%         08/11/2008    $     4,972,778
   5,000,000   STADSHYPOTEK DELAWARE##                                          2.70          08/04/2008          4,976,375
   5,000,000   SURREY FUNDING CORPORATION##                                     2.65          06/12/2008          4,996,319
   1,000,000   SWEDBANK MORTGAGE AB##                                           4.33          06/11/2008            998,919
   2,000,000   SWEDBANK MORTGAGE AB##                                           4.36          07/08/2008          1,991,280
   6,000,000   THAMES ASSET GLOBAL SECURITIZATION# 1 INCORPORATED##             2.45          06/03/2008          5,999,592
   2,000,000   THAMES ASSET GLOBAL SECURITIZATION# 1 INCORPORATED##             2.80          07/07/2008          1,994,556
   6,000,000   THAMES ASSET GLOBAL SECURITIZATION# 1 INCORPORATED##             2.83          09/08/2008          5,953,776
   9,000,000   THUNDER BAY FUNDING LLC##                                        2.65          06/17/2008          8,990,063
   8,000,000   VERSAILLES COMMERCIAL PAPER LLC##                                2.65          06/06/2008          7,997,644
  18,000,000   YORKTOWN CAPITAL LLC##                                           2.90          07/23/2008         17,926,050
TOTAL COMMERCIAL PAPER (COST $640,870,520)                                                                      640,870,520
                                                                                                            ---------------
CORPORATE BONDS & NOTES: 4.45%
   5,500,000   ALLIED IRISH BANKS PLC+/-++                                      2.48          11/18/2008          5,500,000
   6,000,000   BES FINANCE LIMITED+/-++                                         2.85          03/02/2009          6,000,000
  11,000,000   FLORIDA HURRICANE CATASTROPHE+/-                                 2.72          12/12/2008         11,000,000
   4,000,000   INTESA BANK IRELAND PLC+/-++                                     2.40          03/25/2009          4,000,000
  15,000,000   IRISH LIFE & PERMANENT PLC+/-++                                  2.46          03/20/2009         15,000,000
   1,940,000   MORGAN STANLEY+/-                                                2.21          09/15/2008          1,936,962
  15,000,000   NATIONWIDE BUILDING SOCIETY+/-++                                 2.76          01/06/2009         15,000,000
TOTAL CORPORATE BONDS & NOTES (COST $58,436,962)                                                                 58,436,962
                                                                                                            ---------------
EXTENDABLE BONDS: 9.38%
  18,800,000   BANK OF IRELAND+/-++                                             2.96          06/02/2009         18,800,000
   6,000,000   BASF FINANCE EUROPE NV+/-++                                      2.81          06/19/2009          6,000,000
   7,000,000   CAISSE NATIONALE+/-++                                            2.69          06/10/2009          7,000,000
   3,000,000   COMMONWEALTH BANK AUSTRALIA+/-++                                 2.88          05/01/2009          3,000,000
   5,000,000   DEUTSCHE BANK+/-                                                 2.91          05/01/2009          5,000,000
  15,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                          2.64          06/09/2009         15,000,000
   6,000,000   HSBC USA INCORPORATED+/-                                         3.22          05/15/2009          6,000,000
   7,000,000   IBM INTERNATIONAL GROUP CAPITAL+/-++                             2.87          06/26/2009          7,000,000
  15,000,000   ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                     2.76          06/06/2008         15,000,000
  10,000,000   ING USA GLOBAL FUNDING+/-(I)                                     3.14          06/19/2009         10,000,000
  15,300,000   RABOBANK NEDERLAND+/-++                                          2.89          06/09/2009         15,300,000
   8,000,000   SVENSKA HANDELSBANKEN AB+/-++                                    3.20          05/26/2009          8,000,000
   7,000,000   WACHOVIA BANK+/-                                                 2.91          05/01/2009          7,000,000
TOTAL EXTENDABLE BONDS (COST $123,100,000)                                                                      123,100,000
                                                                                                            ---------------
MEDIUM TERM NOTES: 7.81%
   5,000,000   BEAR STEARNS & COMPANY INCORPORATED+/-                           2.52          07/11/2008          5,000,000
   6,000,000   K2 (USA) LLC+/-++                                                2.70          08/11/2008          5,999,771
   5,000,000   MERRILL LYNCH & COMPANY+/-                                       2.64          03/18/2009          5,000,000
   7,000,000   MERRILL LYNCH & COMPANY+/-                                       2.53          03/24/2009          7,000,000
  15,000,000   MORGAN STANLEY+/-                                                2.16          10/31/2008         15,000,000
  15,000,000   NORDEA BANK AB+/-++                                              2.61          09/10/2008         15,000,000
  15,000,000   NORTHERN ROCK PLC+/-++                                           3.08          10/08/2008         15,000,000
  15,000,000   NORTHERN ROCK PLC+/-++                                           2.79          10/31/2008         15,000,000
   6,500,000   PREMIUM ASSET TRUST SERIES 04-10+/-++                            2.59          12/12/2008          6,500,000
   5,000,000   ROYAL BANK OF SCOTLAND GROUP PLC+/-++                            2.91          09/18/2008          5,000,000
   6,000,000   TOTTA IRELAND PLC+/-++                                           2.71          09/05/2008          6,000,000
   2,000,000   TOYOTA MOTOR CREDIT CORPORATION+/-                               2.72          02/03/2009          2,000,000
TOTAL MEDIUM TERM NOTES (COST $102,499,771)                                                                     102,499,771
                                                                                                            ---------------
MUNICIPAL BONDS & NOTES: 1.41%
   7,500,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES SERIES B
               (EDUCATIONAL FACILITIES REVENUE, REGIONS BANK)+/-ss              2.43          07/01/2033          7,500,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

OVERLAND EXPRESS SWEEP FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
MUNICIPAL BONDS & NOTES (continued)
$  6,975,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED,
               BANK OF AMERICA NA LOC)+/-ss                                     2.38%         11/01/2028    $     6,974,668
   4,050,000   VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES
               INCORPORATED PROJECT SERIES B (IDR LOC)+/-ss                     1.30          07/01/2037          4,049,601
TOTAL MUNICIPAL BONDS & NOTES (COST $18,524,269)                                                                 18,524,269
                                                                                                            ---------------
PROMISSORY NOTES: 0.76%
  10,000,000   GOLDMAN SACHS GROUP INCORPORATED+/-(I)                           2.93          07/28/2008         10,000,000
TOTAL PROMISSORY NOTES (COST $10,000,000)                                                                        10,000,000
                                                                                                            ---------------
REPURCHASE AGREEMENTS: 11.47%
  27,176,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $27,181,209)               2.30          06/02/2008         27,176,000
  32,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102%
               COLLATERALIZED BY US GOVERNMENT SECURITIES (MATURITY VALUE
               $32,006,667)                                                     2.50          06/02/2008         32,000,000
  38,000,000   DEUTSCHE BANK SECURITIES INCORPORATED - 102%
               COLLATERALIZED BY US GOVERNMENT SECURITIES (MATURITY VALUE
               $38,007,758)                                                     2.45          06/02/2008         38,000,000
  32,000,000   JPMORGAN SECURITIES INCORPORATED - 102% COLLATERALIZED BY
               US GOVERNMENT SECURITIES (MATURITY VALUE $32,006,453)            2.42          06/02/2008         32,000,000
  16,000,000   LEHMAN BROTHERS INCORPORATED - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $16,003,333)               2.50          06/02/2008         16,000,000
   5,400,000   MERRILL LYNCH PIERCE FENNER & SMITH - 102% COLLATERALIZED
               BY US GOVERNMENT SECURITIES (MATURITY VALUE $5,401,089)          2.42          06/02/2008          5,400,000
TOTAL REPURCHASE AGREEMENTS (COST $150,576,000)                                                                 150,576,000
                                                                                                            ---------------
SECURED MASTER NOTE AGREEMENT: 3.46%
  21,775,000   BANK OF AMERICA SECURITIES LLC+/-ss(E)                           2.51                             21,775,000
  23,640,000   CITIGROUP GLOBAL MARKETS INCORPORATED+/-ss(E)                    2.50                             23,640,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $45,415,000)                                                           45,415,000
                                                                                                            ---------------
TIME DEPOSITS: 6.85%
  11,900,000   BANK OF IRELAND                                                  2.53          06/03/2008         11,900,000
  17,000,000   BNP PARIBAS (PARIS)                                              2.80          06/02/2008         17,000,000
  11,000,000   CALYON (GRAND CAYMAN)                                            2.40          06/02/2008         11,000,000
   3,000,000   DEUTSCHE BANK (CAYMAN)                                           2.19          06/02/2008          3,000,000
  22,000,000   DEXIA BANK SA (BRUSSELS)                                         2.45          06/02/2008         22,000,000
   3,000,000   ING BANK NV (AMSTERDAM)                                          2.18          06/02/2008          3,000,000
  22,000,000   KBC BANK NV (BRUSSELS)                                           2.50          06/02/2008         22,000,000
TOTAL TIME DEPOSITS (COST $89,900,000)                                                                           89,900,000
                                                                                                            ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,312,829,513)*                100.00%                                                               $ 1,312,829,513
OTHER ASSETS AND LIABILITIES, NET       0.00                                                                              0
                                      ------                                                                ---------------
TOTAL NET ASSETS                      100.00%                                                               $ 1,312,829,513
                                      ------                                                                ---------------

+/-     VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

##      ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(I)     ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(E)     THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

OVERLAND EXPRESS SWEEP FUND NOTES

NOTES TO PORTFOLIO OF INVESTMENT

1. SECURITY VALUATION

     The Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

     The amortized cost method is used to value portfolio securities, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

     Investments which are not valued using the method discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

2. FAIR VALUATION MEASUREMENTS

     The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2008 in valuing the Funds' investments in securities:

                                                                TOTAL FAIR VALUE
OVERLAND EXPRESS SWEEP FUND  LEVEL 1      LEVEL 2      LEVEL 3    AS OF 5/31/08
---------------------------  -------  ---------------  -------  ----------------
Overland Express Sweep Fund    $--    $ 1,312,829,513    $--    $  1,312,829,513

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

               PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
MUNICIPAL BONDS & NOTES: 94.75%
CALIFORNIA: 89.75%
$  5,375,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
               CALIFORNIA COLMA BART APARTMENTS SERIES A (HOUSING
               REVENUE, BANK OF AMERICA NA LOC)ss+/-                            1.55%         11/15/2035    $     5,375,000
  45,950,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
               CALIFORNIA CROSSING APARTMENTS SERIES A (HOUSING
               REVENUE, FNMA INSURED)ss+/-                                      1.60          12/15/2037         45,950,000
   3,800,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
               CALIFORNIA JEWISH HOME SAN FRANCISCO (OTHER REVENUE,
               ALLIED IRISH BANK PLC LOC)ss+/-                                  1.25          11/15/2035          3,800,000
   2,280,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
               CALIFORNIA LA JOLLA COUNTY DAY SCHOOL SERIES A
               (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC
               LOC)ss+/-                                                        1.55          09/01/2036          2,280,000
  13,700,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
               CALIFORNIA MENLO SCHOOL (PRIVATE SCHOOL REVENUE,
               ALLIED IRISH BANK PLC LOC)ss+/-                                  1.55          09/01/2033         13,700,000
  11,200,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
               CALIFORNIA MFHR FINE ARTS BUILDING PROJECTS A (HOUSING
               REVENUE LOC)ss+/-                                                1.63          07/15/2035         11,200,000
   6,965,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
               CALIFORNIA MFHR GAIA BUILDING PROJECT SERIES A
               (HOUSING REVENUE LOC, FNMA INSURED)ss+/-                         1.63          09/15/2032          6,965,000
   8,970,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
               CALIFORNIA MFHR GENEVA POINTE APARTMENTS A (HOUSING
               REVENUE LOC)ss+/-                                                1.60          03/15/2037          8,970,000
  11,435,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
               CALIFORNIA OSHMAN FAMILY JEWISH COMMUNITY (ECONOMIC
               DEVELOPMENT REVENUE, LASALLE NATIONAL BANK NA
               LOC)ss+/-                                                        1.01          06/01/2037         11,435,000
   8,745,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2003-26 (OTHER
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                           1.63          07/01/2011          8,745,000
   7,000,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2004-34 (PROPERTY
               TAX REVENUE, MBIA INSURED)ss+/-                                  1.72          02/01/2011          7,000,000
   5,000,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2005-38 (PROPERTY
               TAX REVENUE, MBIA INSURED)ss+/-(I)                               1.72          05/01/2013          5,000,000
  10,000,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2005-63 (PROPERTY
               TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-                       1.63          08/01/2013         10,000,000
   8,500,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-40 (PROPERTY
               TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-                       1.63          08/01/2013          8,500,000
  12,500,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-41 (PROPERTY
               TAX REVENUE, AMBAC INSURED)ss+/-                                 2.62          06/01/2014         12,500,000
   7,000,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-73 (PROPERTY
               TAX REVENUE, AMBAC INSURED)ss+/-                                 1.72          08/01/2014          7,000,000
  15,700,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2007-05 (LEASE
               REVENUE, MBIA INSURED)ss+/-                                      2.62          11/01/2027         15,700,000
  28,150,000   ALAMEDA CA CORRIDOR TRANSPORTATION AUTHORITY
               (TRANSPORTATION REVENUE, AMBAC INSURED)ss+/-                     2.13          10/01/2020         28,150,000
   3,075,000   ALAMEDA CA CORRIDOR TRANSPORTATION AUTHORITY SERIES
               1514 (TRANSPORTATION REVENUE, MBIA INSURED)ss+/-                 1.76          10/01/2032          3,075,000
   2,200,000   ALAMEDA COUNTY CA IDA BEMA ELECTRONIC MANUFACTURING
               PROJECT SERIES A (IDR, COMERICA BANK NA LOC)ss+/-                1.77          04/01/2034          2,200,000
   2,105,000   ALAMEDA COUNTY CA IDA P.J.'S LUMBER INCORPORATED
               PROJECT (IDR, COMERICA BANK LOC)ss+/-                            1.77          12/01/2033          2,105,000
   5,515,000   ALHAMBRA CA USD ROCS RR II R 1292 (PROPERTY TAX
               REVENUE, CITIBANK NA LOC)ss+/-                                   1.60          08/01/2022          5,515,000
   5,510,000   ANAHEIM CA CITY SCHOOL DISTRICT RR II R-10018Z (OTHER
               REVENUE, MBIA INSURED)ss+/-                                      1.84          08/01/2031          5,510,000
  12,600,000   ANAHEIM CA HOUSING AUTHORITY PARK VISTA APARTMENTS
               (MFHR, FHLMC INSURED)ss+/-                                       1.54          07/01/2033         12,600,000
   6,000,000   ANAHEIM CA HOUSING AUTHORITY SEA WIND APARTMENTS
               PROJECT SERIES C (MFHR LOC, FNMA INSURED)ss+/-                   1.60          07/15/2033          6,000,000
   8,160,000   ANAHEIM CA PFA LEASE REVENUE (OTHER REVENUE LOC, FSA
               INSURED)ss+/-                                                    1.60          09/01/2024          8,160,000
   2,485,000   ANAHEIM CA RDA TAX ALLOCATION SERIES 2534 (OTHER
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                           1.62          02/01/2016          2,485,000
  11,665,000   ARCADIA CA USD SERIES 2679 (OTHER REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                          1.62          08/01/2013         11,665,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

               PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
CALIFORNIA (continued)
$ 12,500,000   BAKERSFIELD CA SERIES B (WATER & WASTEWATER AUTHORITY
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                           1.50%         09/01/2035    $    12,500,000
   8,750,000   BEVERLY HILLS CA PFA CAPITAL IMPROVEMENT PROJECT
               SERIES A (LEASE REVENUE)ss+/-                                    5.25          06/01/2008          8,750,000
  26,400,000   BIG BEAR LAKE CA SOUTHWEST GAS CORPORATION PROJECT
               SERIES A (IDR LOC)ss+/-                                          1.56          12/01/2028         26,400,000
  15,605,000   CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES A (HFFA
               REVENUE, WACHOVIA BANK NA LOC)ss+/-                              1.00          09/01/2025         15,605,000
  16,950,000   CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES B (HFFA
               REVENUE, WACHOVIA BANK NA LOC)ss+/-                              1.00          09/01/2025         16,950,000
  25,040,000   CALIFORNIA ALTERNATIVE ENERGY SOURCE FINANCING
               AUTHORITY GE CAPITAL CORPORATION SERIES A (ELECTRIC
               REVENUE)ss+/-                                                    1.58          10/01/2020         25,040,000
  30,775,000   CALIFORNIA COMMUNITIES NOTE PROGRAM TRAN SERIES A1 (GO
               STATES, TERRITORIES)                                             4.50          06/30/2008         30,794,530
  41,750,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CALIFORNIA
               INSTITUTE OF TECHNOLOGY SERIES B (COLLEGE & UNIVERSITY
               REVENUE, GO OF INSTITUTION)ss+/-                                 1.25          10/01/2036         41,750,000
   9,500,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CHARLES R.
               DREW UNIVERSITY (OTHER REVENUE)ss+/-                             1.50          11/01/2042          9,500,000
   5,300,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY PITZER
               COLLEGE SERIES B (COLLEGE & UNIVERSITY REVENUE, BANK
               OF NEW YORK LOC)ss+/-                                            1.32          04/01/2045          5,300,000
     600,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE
               ART CENTER DESIGN COLLEGE SERIES A (EDUCATIONAL
               FACILITIES REVENUE LOC,  ALLIED IRISH BANK PLC
               LOC)ss+/-                                                        1.35          12/01/2032            600,000
  30,000,000   CALIFORNIA HEALTH FACILITIES FINANCING STANFORD
               HOSPITAL A2 (HOSPITAL REVENUE, BANK OF AMERICA NA
               LOC)ss+/-                                                        1.45          11/15/2040         30,000,000
   2,000,000   CALIFORNIA HFA HOME MORTGAGE SERIES B (HOUSING
               REVENUE, BANQUE NATIONALE PARIS LOC)ss+/-                        1.55          02/01/2016          2,000,000
  35,115,000   CALIFORNIA HFA HOME MORTGAGE SERIES B (HOUSING
               REVENUE, BANQUE NATIONALE PARIS LOC)ss+/-                        1.55          02/01/2035         35,115,000
   5,800,000   CALIFORNIA HFA HOME MORTGAGE SERIES B (HOUSING
               REVENUE, BANQUE NATIONALE PARIS LOC)ss+/-                        1.55          08/01/2035          5,800,000
  10,200,000   CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING
               REVENUE, FORTIS BANQUE LOC)ss+/-                                 1.40          08/01/2040         10,200,000
  12,465,000   CALIFORNIA HFA HOME MORTGAGE SERIES F (OTHER REVENUE,
               LLOYDS BANK LOC)ss+/-                                            1.50          02/01/2037         12,465,000
  75,755,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING
               REVENUE)ss+/-                                                    1.50          02/01/2038         75,755,000
   8,535,000   CALIFORNIA HFA REVENUE HOUSING PROGRAM SERIES A
               (HOUSING REVENUE LOC)ss+/-                                       1.50          08/01/2036          8,535,000
  12,170,000   CALIFORNIA HFFA EAGLE 20070147 CLASS A (OTHER REVENUE,
               MBIA INSURED)ss+/-                                               2.63          11/15/2042         12,170,000
  16,820,000   CALIFORNIA HFFA REVENUE SERIES B (HFFA REVENUE LOC,
               MBIA INSURED)ss+/-                                               1.50          09/01/2028         16,820,000
   1,665,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
               IDR FISH HOUSE FOODS INCORPORATED PROJECT (ECONOMIC
               DEVELOPMENT REVENUE, COMERICA BANK NA LOC)ss+/-                  1.73          09/01/2024          1,665,000
  19,475,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
               INSURED REVENUE SERIES B (IDR LOC)ss+/-                          1.75          04/01/2042         19,475,000
   8,500,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
               ROCS RR II R 8089 (OTHER REVENUE, AMBAC
               INSURED)ss+/-                                                    1.56          07/01/2036          8,500,000
   5,135,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
               SERIES A1 (OTHER REVENUE)ss+/-                                   1.70          10/01/2047          5,135,000
   8,500,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
               SERIES A2 (OTHER REVENUE)ss+/-                                   1.70          10/01/2047          8,500,000
   6,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
               SERIES A3 (OTHER REVENUE)ss+/-                                   1.70          10/01/2047          6,000,000
   6,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
               SERIES A4 (OTHER REVENUE)ss+/-                                   1.70          10/01/2047          6,000,000
   3,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
               SOUTHERN CA PUBLIC RADIO PROJECT (OTHER REVENUE,
               ALLIED IRISH BANK PLC LOC)ss+/-                                  1.25          10/01/2025          3,000,000
   2,975,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
               ST. MARGARETS EPISCOPAL SCHOOL (OTHER REVENUE, ALLIED
               IRISH BANK PLC LOC)ss+/-                                         1.55          01/01/2038          2,975,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

               PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
CALIFORNIA (continued)
$ 25,900,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY ALLIED WASTE
               NORTH AMERICA SERIES A (OTHER REVENUE, BANK OF AMERICA
               NA LOC)ss+/-                                                     1.55%         07/01/2024    $    25,900,000
  15,350,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY WASTE
               MANAGEMENT INCORPORATED PROJECT SERIES A (SOLID WASTE
               REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                           1.55          02/01/2019         15,350,000
  10,000,000   CALIFORNIA PCFA ENVIRONMENTAL IMPROVEMENT REVENUE (IDR
               LOC)ss+/-                                                        1.60          09/01/2017         10,000,000
   4,700,000   CALIFORNIA PCFA EXXON PROJECT (IDR)ss+/-                         0.74          12/01/2012          4,700,000
  13,900,000   CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES F (IDR,
               BANK ONE CHICAGO NA LOC)ss+/-                                    1.25          11/01/2026         13,900,000
   2,000,000   CALIFORNIA PCFA WADHAM ENERGY (PCR LOC)ss+/-                     1.70          11/01/2017          2,000,000
   3,880,000   CALIFORNIA PCFA WADHAM ENERGY SERIES C (OTHER REVENUE,
               BANQUE NATIONALE PARIS LOC)ss+/-                                 1.70          11/01/2017          3,880,000
  38,500,000   CALIFORNIA SCHOOL CASH RESERVE PROGRAM COP SERIES A
               (OTHER REVENUE)                                                  4.25          07/01/2008         38,518,526
  44,590,000   CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA
               LOC)ss+/-                                                        1.29          07/01/2035         44,590,000
  61,100,000   CALIFORNIA SERIES J (HFFA REVENUE, BANK OF AMERICA NA
               LOC)ss+/-                                                        1.29          07/01/2033         61,100,000
  54,000,000   CALIFORNIA STATE (OTHER REVENUE)                                 4.00          06/30/2008         54,025,554
  10,550,000   CALIFORNIA STATE (PROPERTY TAX REVENUE LOC)ss+/-                 1.30          05/01/2034         10,550,000
   8,860,000   CALIFORNIA STATE (PROPERTY TAX REVENUE, CITIBANK NA
               LOC)ss+/-                                                        1.61          08/01/2021          8,860,000
   3,000,000   CALIFORNIA STATE CDA MFHR BAY VISTA MEADOW PARK NN1
               (HOUSING REVENUE, FNMA)ss+/-                                     1.60          12/15/2037          3,000,000
  87,475,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B1
               (POWER REVENUE)ss+/-                                             1.25          05/01/2022         87,475,000
  59,080,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B2
               (POWER REVENUE, BNP PARIBAS LOC)ss+/-                            1.40          05/01/2022         59,080,000
  45,530,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1
               (POWER REVENUE, DEXIA CREDIT LOCAL DE FRANCE
               LOC)ss+/-                                                        1.33          05/01/2022         45,530,000
   8,000,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C4
               (POWER REVENUE, JPMORGAN LOC)ss+/-                               1.48          05/01/2022          8,000,000
  61,965,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7
               (WATER REVENUE LOC, FSA INSURED)ss+/-                            1.38          05/01/2022         61,965,000
  14,995,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES 309 (ELECTRIC
               REVENUE, AMBAC INSURED)ss+/-                                     1.62          05/01/2018         14,995,000
  21,725,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C11 (POWER
               REVENUE, KBC BANK NV LOC)ss+/-                                   1.35          05/01/2022         21,725,000
   1,550,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C16 (POWER
               REVENUE, BANK OF NEW YORK LOC)ss+/-                              1.30          05/01/2022          1,550,000
  40,715,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES J2 (ELECTRIC
               REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                           1.25          05/01/2018         40,715,000
  12,400,000   CALIFORNIA STATE DWR POWER SUPPLY SUB SERIES I1 (WATER
               REVENUE)ss+/-                                                    1.25          05/01/2022         12,400,000
  97,265,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F3 (WATER
               REVENUE, BANK OF NEW YORK LOC)ss+/-                              1.25          05/01/2021         97,265,000
  35,095,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F5 (WATER
               REVENUE, CITIBANK NA LOC)ss+/-                                   1.40          05/01/2022         35,095,000
  17,500,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G1 (WATER
               REVENUE)ss+/-                                                    1.28          05/01/2011         17,500,000
  76,155,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                           1.33          05/01/2017         76,155,000
   2,000,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G7 (WATER
               REVENUE)ss+/-                                                    1.50          05/01/2017          2,000,000
   9,560,000   CALIFORNIA STATE MELOTS SERIES D169 (OTHER REVENUE,
               FIRST SECURITY BANK LOC)ss+/-                                    1.76          12/01/2028          9,560,000
  10,875,000   CALIFORNIA STATE MUNICIPAL SECURITIES TRUST RECEIPTS
               SERIES JPMC3 (OTHER REVENUE LOC)ss+/-                            1.50          06/01/2013         10,875,000
  15,705,000   CALIFORNIA STATE PUBLIC WORKS BOARD CERTIFICATES
               SERIES D (LEASE REVENUE, AMBAC INSURED)ss+/-                     4.00          12/01/2019         15,705,000
   2,975,000   CALIFORNIA STATE SERIES 1435 (COLLEGE & UNIVERSITY
               REVENUE, MBIA INSURED)ss+/-                                      2.12          11/01/2013          2,975,000
   3,955,000   CALIFORNIA STATE SERIES 2571 (OTHER REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                          1.62          06/01/2015          3,955,000
   6,100,000   CALIFORNIA STATE SERIES A SUBSERIES A1 (OTHER REVENUE,
               FORTIS BANQUE LOC)ss+/-                                          1.35          05/01/2040          6,100,000
   8,560,000   CALIFORNIA STATE SERIES A SUBSERIES A2 (OTHER
               REVENUE)ss+/-                                                    1.35          05/01/2040          8,560,000
  47,515,000   CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER REVENUE,
               BANK OF AMERICA NA LOC)ss+/-                                     1.23          05/01/2040         47,515,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

               PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
CALIFORNIA (continued)
$  9,760,000   CALIFORNIA STATE SERIES B1 (GO SCHOOL DISTRICTS,
               BANQUE NATIONALE PARIS LOC)ss+/-                                 1.38%         05/01/2033    $     9,760,000
   4,240,000   CALIFORNIA STATE SERIES D05 (PROPERTY TAX REVENUE,
               MBIA INSURED)ss+/-                                               2.41          12/01/2027          4,240,000
     600,000   CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC
               B5 (PROPERTY TAX REVENUE LOC)ss+/-                               1.23          05/01/2034            600,000
   5,900,000   CALIFORNIA STATEWIDE CDA 1030 POST STREET APARTMENTS
               SERIES Y (MFHR, FHLMC INSURED)ss+/-                              1.60          02/01/2039          5,900,000
   2,155,000   CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT C (MFHR,
               FNMA INSURED)ss+/-                                               1.75          07/01/2027          2,155,000
   6,270,000   CALIFORNIA STATEWIDE CDA AEGIS PLEASANT HILL SERIES H
               (MFHR)ss+/-                                                      1.60          07/01/2027          6,270,000
   1,370,000   CALIFORNIA STATEWIDE CDA ARCHER SCHOOL FOR GIRLS
               INCORPORATED (PRIVATE SCHOOL REVENUE, ALLIED IRISH
               BANK PLC LOC)ss+/-                                               1.55          05/01/2035          1,370,000
  12,990,000   CALIFORNIA STATEWIDE CDA AZUSA PACIFIC UNIVERSITY
               PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC
               LOC)ss+/-                                                        1.49          04/01/2039         12,990,000
   4,000,000   CALIFORNIA STATEWIDE CDA CHARTER COURT APARTMENTS
               SERIES L (MFHR, FHLMC INSURED)ss+/-                              1.63          09/01/2040          4,000,000
  14,900,000   CALIFORNIA STATEWIDE CDA DUBLIN RANCH SENIOR
               APARTMENTS (MFHR, BANK OF AMERICA NA LOC)ss+/-                   1.60          12/15/2037         14,900,000
  14,605,000   CALIFORNIA STATEWIDE CDA GEMOLOGICAL INSTITUTE
               (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)ss+/-               2.50          05/01/2025         14,605,000
   1,925,000   CALIFORNIA STATEWIDE CDA GRANDE APARTMENTS SERIES TT
               (HOUSING REVENUE, FNMA INSURED)ss+/-                             1.60          12/15/2034          1,925,000
   6,000,000   CALIFORNIA STATEWIDE CDA HERITAGE PARK APARTMENTS
               SERIES C (MFHR, FHLMC INSURED)ss+/-                              1.60          01/01/2038          6,000,000
   8,500,000   CALIFORNIA STATEWIDE CDA HORIZONS INDIO SERIES F
               (HOUSING REVENUE, CITIBANK NA LOC)ss+/-                          1.60          07/01/2038          8,500,000
  11,337,000   CALIFORNIA STATEWIDE CDA IVY HILL APARTMENTS PROJECT
               SERIES I (MFHR, FNMA INSURED)ss+/-                               1.60          02/01/2033         11,337,000
   6,000,000   CALIFORNIA STATEWIDE CDA JOHN MUIR HEALTH SERIES A
               (HOSPITAL REVENUE, UBS AG LOC)ss+/-                              1.00          08/15/2036          6,000,000
   5,580,000   CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES
               JJ (MFHR, US BANK NA LOC)ss+/-                                   1.40          11/01/2031          5,580,000
  18,110,000   CALIFORNIA STATEWIDE CDA LIVERMORE VALLEY ARTS CENTER
               PROJECT (OTHER REVENUE, BANK OF NEW YORK LOC)ss+/-               1.29          12/01/2036         18,110,000
   6,500,000   CALIFORNIA STATEWIDE CDA MARINEARS POINTE SERIES A
               (MFHR, FNMA INSURED)ss+/-                                        1.32          02/15/2036          6,500,000
  10,000,000   CALIFORNIA STATEWIDE CDA MFHR BELMONT PROJECT SERIES F
               (MFHR LOC)ss+/-                                                  1.60          06/15/2038         10,000,000
  18,290,000   CALIFORNIA STATEWIDE CDA MFHR BYRON PARK PROJECT
               Css+/-                                                           1.60          01/20/2031         18,290,000
  10,900,000   CALIFORNIA STATEWIDE CDA MFHR CANYON COUNTRY
               APARTMENTS SERIES M (MFHR LOC, FHLMC INSURED)ss+/-               1.60          12/01/2034         10,900,000
   2,900,000   CALIFORNIA STATEWIDE CDA MFHR GLEN HAVEN APARTMENTS
               SERIES AA (HOUSING REVENUE LOC)ss+/-                             1.79          12/01/2011          2,900,000
   3,985,000   CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS APARTMENTS
               SERIES R (MFHR LOC, FNMA INSURED)ss+/-                           1.60          10/15/2030          3,985,000
   3,200,000   CALIFORNIA STATEWIDE CDA MFHR SERIES AA (HOUSING
               REVENUE LOC)ss+/-                                                1.60          04/15/2035          3,200,000
   3,800,000   CALIFORNIA STATEWIDE CDA NATIONAL CENTER INTERNATIONAL
               SCHOOLS A (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK
               PLC LOC)ss+/-                                                    1.36          05/01/2026          3,800,000
  14,340,000   CALIFORNIA STATEWIDE CDA OAKMONT SENIOR LIVING SERIES
               Y (MFHR, FNMA INSURED)ss+/-                                      1.60          08/01/2031         14,340,000
   8,640,000   CALIFORNIA STATEWIDE CDA OLYMPUS PARK APARTMENTS
               SERIES Y (MFHR, FNMA INSURED)ss+/-                               1.60          10/15/2030          8,640,000
  11,200,000   CALIFORNIA STATEWIDE CDA PRAVILLIONS APARTMENTS SERIES
               M (MFHR, FNMA INSURED)ss+/-                                      1.60          08/15/2034         11,200,000
  29,975,000   CALIFORNIA STATEWIDE CDA REVENUEss+/-                            1.61          07/01/2044         29,975,000
   5,265,000   CALIFORNIA STATEWIDE CDA SEASONS SENIOR APARTMENTS
               SERIES B (MFHR, FNMA INSURED)ss+/-                               1.60          05/15/2037          5,265,000
  15,500,000   CALIFORNIA STATEWIDE CDA SERIES 2680 (OTHER REVENUE,
               JPMORGAN CHASE BANK LOC)ss+/-                                    1.72          05/15/2016         15,500,000
   5,665,000   CALIFORNIA STATEWIDE CDA SUNRISE OF DANVILLE PROJECT
               SERIES A (MFHR, FNMA INSURED)ss+/-                               1.60          05/01/2027          5,665,000
   2,000,000   CALIFORNIA STATEWIDE CDA TOURO UNIVERSITY PROJECT
               (COLLEGE & UNIVERSITY REVENUE, JPMORGAN CHASE BANK
               LOC)ss+/-                                                        1.50          09/01/2029          2,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

               PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
CALIFORNIA (continued)
$ 10,000,000   CALIFORNIA STATEWIDE CDA UNIVERSITY OF SAN DIEGO
               (COLLEGE & UNIVERSITY REVENUE, BANQUE NATIONALE PARIS
               LOC)ss+/-                                                        1.49%         10/01/2045    $    10,000,000
   4,000,000   CALIFORNIA STATEWIDE CDA VILLA PASEO SENIOR PROJECT MM
               (MFHR, EAST WEST BANK LOC)ss+/-                                  1.60          11/01/2035          4,000,000
   3,620,000   CALIFORNIA STATEWIDE CDA VILLAGE AT HESPERIA SERIES
               CCC (MFHR, FNMA INSURED)ss+/-                                    1.60          11/15/2039          3,620,000
   4,375,000   CALIFORNIA STATEWIDE CDA VILLAGE AT NINTH APARTMENTS
               SERIES D (HOUSING REVENUE, FNMA INSURED)ss+/-                    1.62          11/15/2035          4,375,000
  15,150,000   CALIFORNIA STATEWIDE CDA WESTERN UNIVERSITY HEALTH
               SERIES A (OTHER REVENUE, BANK OF NEW YORK LOC)ss+/-              1.40          06/01/2039         15,150,000
  17,065,000   CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT (MFHR
               LOC, FNMA INSURED)ss+/-                                          1.60          10/15/2026         17,065,000
   1,605,000   CARSON CA RDA SERIES 696 (OTHER REVENUE, AMBAC
               INSURED)ss+/-                                                    2.63          10/01/2041          1,605,000
   1,900,000   CASTACIC CA USD COP SCHOOL FACILITIES BRIDGE FUNDING
               PROGRAM (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE
               LOC)ss+/-                                                        1.65          09/01/2026          1,900,000
   5,460,000   CHICO CA USD SERIES D146 (PROPERTY TAX REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                          1.66          08/01/2026          5,460,000
   8,005,000   CHINO BASIN CA REGIONAL FINANCING AUTHORITY INLAND
               EMPIRE UTILITY SERIES B (WATER REVENUE, DEXIA CREDIT
               LOCAL DE FRANCE LOC)ss+/-                                        1.29          06/01/2032          8,005,000
   2,100,000   CONCORD CA MFHR (OTHER REVENUE LOC)ss+/-                         1.55          12/01/2016          2,100,000
  14,500,000   CONTRA COSTA COUNTY CA CREEKVIEW APARTMENTS SERIES B
               (MFHR, FHLMC INSURED)ss+/-                                       1.60          07/01/2036         14,500,000
   2,000,000   CONTRA COSTA COUNTY CA MFHR (HOUSING REVENUE
               LOC)ss+/-                                                        1.60          10/15/2033          2,000,000
   2,000,000   CONTRA COSTA COUNTY CA MFHR SERIES B REMARKETED
               09/28/94 (MFHR LOC, FNMA INSURED)ss+/-                           1.32          11/15/2022          2,000,000
  11,000,000   CORONA CA HOUSEHOLD BANK PROJECT Bss+/-                          1.35          02/01/2023         11,000,000
   7,500,000   CORONADO CA CDA ROCS RR II 451 (TAX INCREMENTAL
               REVENUE, AMBAC INSURED)ss+/-                                     1.83          09/01/2035          7,500,000
  10,000,000   DESERT CA COMMUNITY COLLEGE DISTRICT (PROPERTY TAX
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                           1.60          08/01/2037         10,000,000
   4,000,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-457 (OTHER
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                           1.60          08/01/2032          4,000,000
   1,110,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-561 (OTHER
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                           1.60          07/01/2031          1,110,000
   2,950,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-600 (WATER
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                           1.60          02/01/2038          2,950,000
   5,460,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-621
               (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-             1.60          08/01/2023          5,460,000
   4,065,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-628
               (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-             1.60          08/01/2031          4,065,000
   2,995,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-629
               (PROPERTY TAX REVENUE, MBIA INSURED)ss+/-                        1.60          08/01/2031          2,995,000
   4,520,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-630
               (PROPERTY TAX REVENUE, MBIA INSURED)ss+/-                        1.60          02/01/2024          4,520,000
   9,550,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-631
               (PROPERTY TAX REVENUE, MBIA INSURED)ss+/-                        1.60          09/01/2027          9,550,000
   6,570,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-632
               (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-             1.60          08/01/2033          6,570,000
   2,395,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-500
               (OTHER REVENUE, AMBAC INSURED)ss+/-                              1.63          11/01/2038          2,395,000
   1,025,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-575
               (OTHER REVENUE, AMBAC INSURED)ss+/-                              1.60          09/01/2029          1,025,000
   6,460,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-625
               (OTHER REVENUE, AMBAC INSURED)ss+/-                              1.60          06/01/2028          6,460,000
     600,000   EAST BAY CA MUD SUBSERIES A2 (WATER REVENUE, DEXIA
               CREDIT LOCAL DE FRANCE LOC)ss+/-                                 1.25          06/01/2038            600,000
   4,475,000   EAST BAY CA MUD SUBSERIES A3 (OTHER REVENUE, DEXIA
               CREDIT LOCAL DE FRANCE LOC)ss+/-                                 1.25          06/01/2038          4,475,000
  23,520,000   EAST BAY CA MUD SUBSERIES A4 (OTHER REVENUE, DEXIA
               CREDIT LOCAL DE FRANCE LOC)ss+/-                                 1.30          06/01/2038         23,520,000
   6,950,000   EAST BAY CA MUD SUBSERIES B1 (OTHER REVENUE, DEXIA
               CREDIT LOCAL DE FRANCE LOC)ss+/-                                 1.29          06/01/2038          6,950,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

               PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
CALIFORNIA (continued)
$  6,925,000   EAST BAY CA MUD SUBSERIES B2 (OTHER REVENUE, DEXIA
               CREDIT LOCAL DE FRANCE LOC)ss+/-                                 1.33%         06/01/2038    $     6,925,000
   7,105,000   EAST BAY CA MUD SUBSERIES C (OTHER REVENUE, DEXIA
               CREDIT LOCAL DE FRANCE LOC)ss+/-                                 1.29          06/01/2027          7,105,000
   7,500,000   EAST BAY CA MUD SUBSERIES C1 (OTHER REVENUE)ss+/-                1.33          06/01/2026          7,500,000
   5,000,000   EAST BAY CA MUD SUBSERIES C3 (OTHER REVENUE)ss+/-                1.25          06/01/2026          5,000,000
  12,000,000   EAST BAY CA MUD SUBSERIES C4 (OTHER REVENUE)ss+/-                1.29          06/01/2026         12,000,000
  10,000,000   EAST BAY CA MUD SUBSERIES C5 (OTHER REVENUE)ss+/-                1.30          06/01/2026         10,000,000
  16,000,000   EAST BAY CA MUD SUBSERIES C6 (OTHER REVENUE)ss+/-                1.30          06/01/2026         16,000,000
  31,800,000   EASY BAY CA MUD SUBSERIES A1 (OTHER REVENUE, DEXIA
               CREDIT LOCAL DE FRANCE LOC)ss+/-                                 1.30          06/01/2038         31,800,000
  11,200,000   EVERGREEN CA ELEMENTARY SCHOOL DISTRICT MERLOTS SERIES
               D152 (PROPERTY TAX REVENUE, MBIA INSURED)ss+/-                   1.66          09/01/2024         11,200,000
   4,780,000   FONTANA CA PFA TAX ALLOCATION SERIES 2702 (OTHER
               REVENUE, AMBAC INSURED)ss+/-                                     2.37          04/01/2014          4,780,000
   1,600,000   FREMONT CA COP (LEASE REVENUE, KBC BANK NV LOC)ss+/-             1.60          08/01/2022          1,600,000
   9,800,000   FREMONT CA TREETOPS APARTMENTS SERIES A (HOUSING
               REVENUE, FNMA INSURED)ss+/-                                      1.60          08/15/2026          9,800,000
   8,845,000   GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION
               SERIES 1421 (OTHER REVENUE, AMBAC INSURED)ss+/-                  3.20          06/01/2045          8,845,000
   7,400,000   HAYWARD CA HOUSING AUTHORITY MFHR BARRINGTON HILLS
               SERIES A (HOUSING REVENUE LOC, FNMA INSURED)ss+/-                1.32          06/15/2025          7,400,000
   4,000,000   HAYWARD CA MFHR SHOREWOOD SERIES A REMARKETED 03/17/94
               (MFHR LOC, FGIC INSURED)ss+/-                                    1.45          07/15/2014          4,000,000
   6,450,000   HAYWARD CA MFHR TENNYSON GARDENS APARTMENTS PROJECT
               SERIES A (HOUSING REVENUE LOC, US BANK NA
               INSURED)ss+/-                                                    1.40          08/01/2032          6,450,000
   1,000,000   HEMET CA MFHR SUNWEST RETIREMENT SERIES A (MFHR LOC,
               FHLMC INSURED)ss+/-                                              1.32          01/01/2025          1,000,000
   5,190,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING
               PROGRAM (LEASE REVENUE, FIRST SECURITY BANK
               LOC)ss+/-                                                        1.70          02/01/2028          5,190,000
   4,205,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING
               PROGRAM (LEASE REVENUE, FIRST SECURITY BANK
               LOC)ss+/-                                                        1.70          02/01/2038          4,205,000
   2,825,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING
               PROGRAM (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE
               LOC)ss+/-                                                        1.70          02/01/2018          2,825,000
   4,476,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 (OTHER
               REVENUE)ss+/-                                                    1.25          09/02/2029          4,476,000
   2,700,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 (SPECIAL TAX
               REVENUE LOC)ss+/-                                                1.25          09/02/2022          2,700,000
   3,550,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT
               DISTRICT #97-17 (OTHER REVENUE, STATE STREET BANK &
               TRUST LOC)ss+/-                                                  1.25          09/02/2023          3,550,000
  13,140,000   KINGS COUNTY CA HOUSING AUTHORITY EDGEWATER LLSE
               APARTMENTS SERIES A (MFHR, FNMA INSURED)ss+/-                    1.33          02/15/2031         13,140,000
   5,500,000   LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET
               APARTMENTS PROJECT SERIES C (HOUSING REVENUE
               LOC)ss+/-                                                        1.32          12/01/2026          5,500,000
  14,163,000   LONG BEACH CA COMMUNITY COLLEGE DISTRICT SERIES 1399
               (PROPERTY TAX REVENUE, FGIC INSURED)ss+/-                        2.09          05/01/2030         14,163,000
   2,135,000   LONG BEACH CA HARBOR REVENUE SERIES 418 (AIRPORT
               REVENUE LOC, FGIC INSURED)ss+/-                                  2.12          05/15/2020          2,135,000
  13,090,000   LOS ANGELES CA BEVERLY PARK APARTMENTS SERIES A (MFHR,
               FHLMC INSURED)ss+/-                                              1.60          08/01/2018         13,090,000
   5,380,000   LOS ANGELES CA COMMUNITY COLLEGE DISTRICT SERIES 2864
               (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-             1.62          08/01/2014          5,380,000
  12,200,000   LOS ANGELES CA COMMUNITY RDA ACADEMY VILLAGE
               APARTMENTS SERIES A (MFHR, FHLMC INSURED)ss+/-                   1.55          10/01/2029         12,200,000
   7,265,000   LOS ANGELES CA COMMUNITY RDA MFHR SECOND & CENTRAL
               APARTMENTS PROJECT (HOUSING REVENUE LOC)ss+/-                    1.55          12/01/2038          7,265,000
   6,290,000   LOS ANGELES CA COMMUNITY RDA SECURITY BUILDING PROJECT
               SERIES A (MFHR, FNMA INSURED)ss+/-                               1.65          06/01/2037          6,290,000
   3,935,000   LOS ANGELES CA COP LOYOLA HIGH SCHOOL SERIES A (LEASE
               REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                         1.55          12/01/2035          3,935,000
   2,000,000   LOS ANGELES CA DEPARTMENT OF AIRPORTS LOS ANGELES
               INTERNATIONAL AIRPORT SERIES C1 (AIRPORT REVENUE,
               BANQUE NATIONALE PARIS LOC)ss+/-                                 1.35          05/15/2020          2,000,000
  44,000,000   LOS ANGELES CA DW&Pss+/-                                         1.60          07/01/2039         44,000,000
   9,250,000   LOS ANGELES CA DW&P CLASS A (WATER REVENUE, AMBAC
               INSURED)ss+/-                                                    1.61          07/01/2035          9,250,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

               PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
CALIFORNIA (continued)
$  2,220,000   LOS ANGELES CA HOUSING AUTHORITY MEADOWRIDGE
               APARTMENTS PROJECT (MFHR, FNMA INSURED)ss+/-                     1.50%         09/01/2018    $     2,220,000
   4,700,000   LOS ANGELES CA MFHR FOUNTAIN PARK PROJECT SERIES P
               (MFHR LOC)ss+/-                                                  1.65          04/15/2033          4,700,000
   3,540,000   LOS ANGELES CA MISSION VILLAGE TERRACE APARTMENTS
               (MFHR, EAST WEST BANK LOC)ss+/-                                  1.60          07/01/2027          3,540,000
  16,000,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A2 (POWER
               REVENUE, US BANK NA LOC)ss+/-                                    1.35          07/01/2035         16,000,000
   8,875,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A3 (POWER
               REVENUE)ss+/-                                                    1.31          07/01/2035          8,875,000
  12,400,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A8 (WATER
               REVENUE)ss+/-                                                    1.32          07/01/2035         12,400,000
  14,990,000   LOS ANGELES CA RR II R-11281 (OTHER REVENUE, AMBAC
               INSURED)ss+/-                                                    1.63          07/01/2037         14,990,000
  14,995,000   LOS ANGELES CA SERIES 184 (WATER REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                          1.62          01/01/2009         14,995,000
  18,115,000   LOS ANGELES CA SUBSERIES A7 (WATER REVENUE)ss+/-                 1.31          07/01/2035         18,115,000
   8,580,000   LOS ANGELES CA SUBSERIES B1 (ELECTRIC REVENUE)ss+/-              1.25          07/01/2034          8,580,000
  45,500,000   LOS ANGELES CA SUBSERIES B1 (WATER REVENUE, DEXIA
               CREDIT LOCAL DE FRANCE LOC)ss+/-                                 1.33          07/01/2035         45,500,000
  22,000,000   LOS ANGELES CA TRAN (PROPERTY TAX REVENUE)                       4.50          06/30/2008         22,013,642
   5,460,000   LOS ANGELES CA UNION UNIVERSITY SCHOOL DISTRICT ROCS
               RR II R-8052 (PROPERTY TAX REVENUE, AMBAC
               INSURED)ss+/-                                                    1.63          07/01/2027          5,460,000
   3,400,000   LOS ANGELES CA USDss+/-                                          1.87          07/01/2013          3,400,000
   7,260,000   LOS ANGELES CA USD (PROPERTY TAX REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                          1.60          01/01/2011          7,260,000
   7,335,000   LOS ANGELES CA USD (PROPERTY TAX REVENUE, MBIA
               INSURED)ss+/-                                                    1.65          07/01/2022          7,335,000
  12,075,000   LOS ANGELES CA USD COP SERIES C (LEASE REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                          1.27          10/01/2025         12,075,000
  25,700,000   LOS ANGELES CA USD SERIES 1201 (PROPERTY TAX REVENUE,
               AMBAC INSURED)ss+/-                                              2.09          07/01/2030         25,700,000
   1,955,500   LOS ANGELES CA USD SERIES 2008 (OTHER REVENUE, AMBAC
               INSURED)ss+/-                                                    2.09          07/01/2023          1,955,500
   5,485,000   LOS ANGELES CA USD SERIES 2009 (EDUCATIONAL FACILITIES
               REVENUE, AMBAC INSURED)ss+/-                                     2.09          07/01/2026          5,485,000
  31,575,000   LOS ANGELES CA USD TRAN SERIES A                                 4.00          12/29/2008         31,720,019
  20,000,000   LOS ANGELES CA USD TRAN SERIES A2                                3.75          12/29/2008         20,064,859
   5,000,000   LOS ANGELES CA WASTE WATER SYSTEM SUBSERIES G (SEWER
               REVENUE, BANK OF AMERICA NA LOC)ss+/-                            1.37          06/01/2032          5,000,000
   6,950,000   LOS ANGELES CA WASTEWATER SUBSERIES D (SEWER REVENUE,
               BANK OF NOVA SCOTIA)ss+/-                                        1.38          06/01/2028          6,950,000
   2,800,000   LOS ANGELES CA WASTEWATER SYSTEM SERIES 2254 (OTHER
               REVENUE, MBIA INSURED)ss+/-                                      1.77          06/01/2013          2,800,000
     100,000   LOS ANGELES CA WASTEWATER SYSTEM SUBSERIES A (SEWER
               REVENUE, BANK OF NOVA SCOTIA)ss+/-                               1.33          06/01/2028            100,000
   9,070,000   LOS ANGELES CA WATER & POWER MUNICIPAL SECURITIES
               TRUST RECEIPTS SERIES JPMC1 (WATER REVENUE, MBIA
               INSURED)ss+/-                                                    1.75          01/01/2009          9,070,000
   5,995,000   LOS ANGELES CA WATER & POWER REVENUE SERIES 182 FSA
               INSURED (WATER REVENUE LOC)ss+/-                                 1.62          01/01/2009          5,995,000
   5,000,000   LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B 6
               (UTILITIES REVENUE)ss+/-                                         1.25          07/01/2034          5,000,000
  30,800,000   LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B8
               (POWER REVENUE, BANK OF AMERICA LOC)ss+/-                        1.33          07/01/2034         30,800,000
  31,900,000   LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS
               (HOUSING REVENUE LOC)ss+/-                                       1.70          09/01/2030         31,900,000
  26,400,000   LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR MALIBU
               CANYON APARTMENTS B (HOUSING REVENUE LOC)ss+/-                   1.50          06/01/2010         26,400,000
  66,250,000   LOS ANGELES COUNTY CA TRAN (PROPERTY TAX REVENUE)                4.50          06/30/2008         66,292,856
   6,560,000   MANTECA CA RDA TAX ALLOCATION SERIES 1423 (TAX
               INCREMENTAL REVENUE, AMBAC INSURED)ss+/-                         3.09          10/01/2036          6,560,000
  38,045,000   MENLO PARK CA CDA LAS PULGAS COMMUNITY DEVELOPMENT
               (TAX ALLOCATION REVENUE, AMBAC INSURED)ss+/-                     1.25          01/01/2031         38,045,000
  18,000,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS
               SERIES A1 (WATER REVENUE, BANK OF AMERICA NA
               LOC)ss+/-                                                        1.35          07/01/2037         18,000,000
   7,120,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS
               SERIES A2 (WATER REVENUE LOC, JPMORGAN CHASE BANK
               INSURED)ss+/-                                                    1.33          07/01/2023          7,120,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

               PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
CALIFORNIA (continued)
$  4,650,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS
               SERIES A2 (WATER REVENUE, CITIBANK NA LOC)ss+/-                  1.25%         07/01/2021    $     4,650,000
  33,685,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS
               SERIES C3 (WATER REVENUE LOC)ss+/-                               1.23          07/01/2030         33,685,000
   5,575,000   MODESTO CA MFHR LIVE OAK APARTMENTS PROJECT (HOUSING
               REVENUE LOC, FNMA INSURED)ss+/-                                  1.65          09/15/2024          5,575,000
   5,995,000   MODESTO CA PFA LEASE REVENUE SERIES 354 (LEASE REVENUE
               LOC, AMBAC INSURED)ss+/-                                         3.09          09/01/2029          5,995,000
   2,448,000   MONTEREY PENINSULA CA COMMUNITY COLLEGE DISTRICT
               SERIES 2484 (OTHER REVENUE, FIRST SECURITY BANK
               LOC)ss+/-                                                        1.62          02/01/2016          2,448,000
  22,950,000   MORGAN HILL CA RDA TAX ALLOCATION OJO DE AGUA
               REDEVELOPMENT PROJECT A (OTHER REVENUE)ss+/-                     1.38          09/01/2033         22,950,000
   2,000,000   MURRIETA VALLEY CA USD COP SCHOOL FACILITIES BRIDGE
               FUNDING PROGRAM (LEASE REVENUE, FIRST SECURITY BANK
               LOC)ss+/-                                                        1.55          06/01/2039          2,000,000
  14,154,500   NAPA VALLEY CA SERIES 1808 (PROPERTY TAX REVENUE, FGIC
               INSURED)ss+/-                                                    2.09          08/01/2046         14,154,500
  18,000,000   NEWPORT BEACH CA HOAG MEMORIAL HOSPITAL SERIES D
               (HCFR, BANK OF AMERICA NA LOC)ss+/-                              1.29          12/01/2040         18,000,000
   5,140,000   NORTHERN CA POWER AGENCY HYDROELECTRIC PROJECT 1
               SERIES A (ELECTRIC REVENUE, DEXIA CREDIT LOCAL DE
               FRANCE LOC)ss+/-                                                 1.29          07/01/2032          5,140,000
   4,810,000   NORTHERN CA POWER AGENCY PUBLIC POWER SERIES 836
               (ELECTRIC REVENUE, MBIA INSURED)ss+/-                            1.74          07/01/2023          4,810,000
  12,500,000   OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE
               REVENUE SERIES C1 (LEASE REVENUE LOC)ss+/-                       1.43          02/01/2025         12,500,000
   7,800,000   ONTARIO CA IDA (IDR, BANK OF AMERICA LOC)ss+/-                   1.27          04/01/2015          7,800,000
   4,000,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PARK
               RIDGE VILLAS PROJECT (HOUSING REVENUE LOC, FNMA
               INSURED)ss+/-                                                    1.32          11/15/2028          4,000,000
  14,900,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PROJECT
               PARK PLACE APARTMENTS ISSUE A (HOUSING REVENUE LOC,
               FHLB INSURED)ss+/-                                               1.60          04/01/2024         14,900,000
  12,600,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES
               B ALISO CREEK PROJECT FHLMC LOC (HOUSING REVENUE
               LOC)ss+/-                                                        1.40          11/01/2022         12,600,000
   8,619,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES
               D HARBOR POINTE PROJECT (HOUSING REVENUE, FHLMC
               LOC)ss+/-                                                        1.32          12/01/2022          8,619,000
     500,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES
               G3 (HOUSING REVENUE LOC)ss+/-                                    1.32          11/15/2028            500,000
      57,500   ORANGE COUNTY CA SANITATION DISTRICTS COP FLOATERS
               SERIES 1032 (SEWER REVENUE LOC)ss+/-                             2.09          02/01/2033             57,500
   1,075,000   ORANGE COUNTY CA SANITATION DISTRICTS COP SERIES 25297
               (SEWER REVENUE, FIRST SECURITY BANK LOC)ss+/-                    1.62          02/01/2015          1,075,000
   3,500,000   ORANGE COUNTY CA SANITATION DISTRICTS COP SERIES B
               (LEASE REVENUE LOC)ss+/-                                         1.25          08/01/2030          3,500,000
  52,015,000   ORANGE COUNTY CA WATER DISTRICT SERIES A (WATER
               REVENUE, LLOYDS TSB BANK PLC LOC)ss+/-                           1.30          08/01/2042         52,015,000
   9,515,000   PASADENA CA COMMUNITY DEVELOPMENT COMMISSION HOLLY
               STREET APARTMENTS SERIES A (HOUSING REVENUE, FNMA
               INSURED)ss+/-                                                    1.65          12/15/2033          9,515,000
   5,820,000   PERALTA CA COMMUNITY COLLEGE DISTRICT P-FLOATS PT 2212
               (PROPERTY TAX REVENUE, MBIA INSURED)ss+/-                        1.60          08/01/2008          5,820,000
   5,000,000   PITTSBURG CA PUBLIC FINANCING AUTHORITY WATER (WATER
               REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                         1.32          06/01/2035          5,000,000
  63,515,000   PITTSBURG CA REDEVELOPMENT AGENCY TAX ALLOCATION LOS
               MEDANOS COMMUNITY SERIES A (TAX ALLOCATION REVENUE
               LOC)ss+/-                                                        1.25          09/01/2035         63,515,000
   5,280,000   PLACENTIA YORBA LINDA CA USD SERIES 2714 (PROPERTY TAX
               REVENUE, MBIA INSURED)ss+/-                                      1.77          02/01/2014          5,280,000
   7,285,000   PORT OF OAKLAND CA TRANSPORTATION REVENUE MBIA
               INSURED  (TRANSPORTATION REVENUE LOC)ss+/-                       1.72          05/01/2010          7,285,000
  11,085,000   POWAY CD REDEVELOPMENT AGENCY TAX ALLOCATION SERIES
               372 MBIA INSURED (TAX ALLOCATION REVENUE LOC)ss+/-               2.12          06/15/2011         11,085,000
   7,000,000   RANCHO CA WATER DISTRICT FINANCING AUTHORITY SERIES B
               (OTHER REVENUE, UBS AG LOC)ss+/-                                 1.35          08/01/2031          7,000,000
   9,485,000   RANCHO SANTIAGO CA COMMUNITIES COLLEGE DISTRICT
               (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-             1.76          09/01/2026          9,485,000
   2,475,000   REDONDO BEACH CA PFA TAX ALLOCATION REVENUE AVIATION
               HIGH REDEVELOPMENT PROJECT (PROPERTY TAX REVENUE,
               ALLIED IRISH BANK PLC LOC)ss+/-                                  2.13          07/01/2030          2,475,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

               PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
CALIFORNIA (continued)
$  8,725,000   RIVERSIDE CA COMMUNITY COLLEGE DISTRICT (OTHER
               REVENUE, MBIA INSURED)ss+/-                                      1.60%         08/01/2032    $     8,725,000
  12,000,000   RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA
               LOC)ss+/-                                                        1.35          03/01/2037         12,000,000
   5,420,000   RIVERSIDE COUNTY CA COMMUNITY FACILITIES DISTRICT
               SERIES 88-4 (SPECIAL TAX REVENUE LOC, KBC BANK
               LOC)ss+/-                                                        1.45          09/01/2014          5,420,000
   1,600,000   RIVERSIDE COUNTY CA HOUSING AUTHORITY MOUNTAIN VIEW
               APARTMENTS SERIES A (MFHR, REDLANDS FEDERAL
               S&L)ss+/-                                                        1.32          08/01/2025          1,600,000
   3,200,000   RIVERSIDE COUNTY CA IDA IDR CRYOGENIC PROJECT ISSUE B
               (IDR LOC)ss+/-                                                   1.61          07/05/2014          3,200,000
   2,600,000   ROWLAND CA USD ROCS RR II R- 9201 (OTHER REVENUE,
               FIRST SECURITY BANK LOC)ss+/-                                    1.62          08/01/2031          2,600,000
   7,000,000   SACRAMENTO CA HOUSING AUTHORITY SHENANDOAH APARTMENTS
               SERIES F (HOUSING REVENUE, FNMA INSURED)ss+/-                    1.60          09/15/2036          7,000,000
   1,050,000   SACRAMENTO CA SUBURBAN WATER DISTRICT COP SERIES A2
               (LEASE REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                  1.29          11/01/2028          1,050,000
   5,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY (HOUSING
               REVENUE, FNMA INSURED)ss+/-                                      1.32          07/15/2029          5,000,000
   5,315,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY (MFHR, CITIBANK
               NA LOC)ss+/-                                                     1.74          07/01/2035          5,315,000
   7,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR ARLINGTON
               CREEK APARTMENT SERIES I (HOUSING REVENUE LOC)ss+/-              1.60          05/15/2034          7,000,000
   6,835,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR CASCADES
               SERIES D (HOUSING REVENUE)ss+/-                                  1.60          09/15/2035          6,835,000
   9,140,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR LOGAN PART
               APARTMENTS ISSUE E (HOUSING REVENUE, FHLMC
               INSURED)ss+/-                                                    1.68          05/01/2042          9,140,000
   6,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR NORMANDY
               PARK APARTMENTS SERIES A (HOUSING REVENUE LOC)ss+/-              1.60          02/15/2033          6,000,000
   2,900,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY SEASONS AT
               WINTER SERIES C2 (MFHR, FHLMC INSURED)ss+/-                      1.40          08/01/2034          2,900,000
  16,200,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD
               APARTMENTS PROJECT ISSUE A (MFHR, FHLMC
               INSURED)ss+/-                                                    1.54          12/01/2022         16,200,000
  10,000,000   SACRAMENTO COUNTY CA RIVER POINTE APARTMENTS SERIES B
               (MFHR, FNMA INSURED)ss+/-                                        1.33          08/15/2027         10,000,000
   2,635,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING
               AUTHORITY (WATER & SEWER REVENUE)ss+/-                           1.70          12/01/2035          2,635,000
   5,050,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING
               AUTHORITY SUBORDINATE LIEN SACRAMENTO REGULATION C
               (SEWER REVENUE LOC, CREDIT AGRICOLE INDOSUEZ
               LOC)ss+/-                                                        1.40          12/01/2030          5,050,000
   7,000,000   SAN BERNARDINO CA REDEVELOPMENT AGENCY SILVER WOODS
               APARTMENTS PROJECT (HOUSING REVENUE, FNMA
               INSURED)ss+/-                                                    1.60          05/01/2026          7,000,000
   8,225,000   SAN BERNARDINO COUNTY CA COP ROCS RR II R 2139 (OTHER
               REVENUE, MBIA INSURED)ss+/-                                      1.83          11/01/2018          8,225,000
   7,860,000   SAN BERNARDINO COUNTY CA COP SERIES A (LEASE REVENUE,
               BANK OF AMERICA NA LOC)ss+/-                                     1.35          03/01/2024          7,860,000
   5,500,000   SAN BERNARDINO COUNTY CA FLOOD CONTROL DISTRICT (WATER
               REVENUE, UBS AG LOC)ss+/-                                        1.35          08/01/2037          5,500,000
   6,115,000   SAN BERNARDINO COUNTY CA MFHR GREEN VALLEY APARTMENTS
               PROJECT SERIES A (HOUSING REVENUE LOC, FNMA
               INSURED)ss+/-                                                    1.32          05/15/2029          6,115,000
   5,600,000   SAN BERNARDINO COUNTY CA MFHR SYCAMORE TERRACE PROJECT
               SERIES A (HOUSING REVENUE LOC, FNMA INSURED)ss+/-                1.32          05/15/2029          5,600,000
  10,900,000   SAN DIEGO CA COUNTY & SCHOOL DISTRICT NOTE PARTNERSHIP
               TRAN SERIES B (PROPERTY TAX REVENUE)                             4.50          06/30/2008         10,907,079
  14,825,000   SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT
               SERIES A (HOUSING REVENUE LOC, FNMA INSURED)ss+/-                1.60          01/15/2033         14,825,000
   3,900,000   SAN DIEGO CA HOUSING AUTHORITY (MFHR, FNMA
               INSURED)ss+/-                                                    1.58          11/01/2026          3,900,000
  12,000,000   SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN
               APARTMENTS SERIES B (HOUSING REVENUE LOC)ss+/-                   1.60          01/15/2035         12,000,000
   6,215,000   SAN DIEGO CA USD SERIES 758 (EDUCATIONAL FACILITIES
               REVENUE LOC)ss+/-                                                2.09          07/01/2027          6,215,000
  12,855,000   SAN DIEGO CA USD SERIES PA 804 (EDUCATIONAL FACILITIES
               REVENUE LOC)ss+/-                                                1.60          07/01/2022         12,855,000
  34,825,000   SAN DIEGO CA USD TRAN SERIES A (PROPERTY TAX REVENUE)            4.50          07/22/2008         34,863,479
  17,750,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY
               LIMITED TAX SERIES A (SALES TAX REVENUE, JPMORGAN
               CHASE BANK LOC)ss+/-                                             1.35          04/01/2038         17,750,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

               PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
CALIFORNIA (continued)
$ 40,600,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY
               LIMITED TAX SERIES B (SALES TAX REVENUE, JPMORGAN
               CHASE BANK LOC)ss+/-                                             1.40%         04/01/2038    $    40,600,000
  18,500,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY
               LIMITED TAX SERIES C (SALES TAX REVENUE, DEXIA CREDIT
               LOCAL DE FRANCE LOC)ss+/-                                        1.33          04/01/2038         18,500,000
  50,590,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY
               LIMITED TAX SERIES D (SALES TAX REVENUE, DEXIA CREDIT
               LOCAL DE FRANCE LOC)ss+/-                                        1.35          04/01/2038         50,590,000
   4,465,000   SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES 2873
               (WATER REVENUE, FIRST SECURITY BANK LOC)ss+/-                    1.67          05/01/2013          4,465,000
   3,938,500   SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES I
               (WATER REVENUE, MBIA INSURED)ss+/-                               1.77          11/01/2010          3,938,500
   8,555,000   SAN FRANCISCO CA BAY AREA RAPID TRANSIT DISTRICT
               PREREFUNDED (SALES TAX REVENUE, AMBAC INSURED)ss                 5.00          07/01/2008          8,603,954
   2,700,000   SAN FRANCISCO CA CITY & COUNTY MFHR CARTER TERRACE
               APARTMENTS SERIES B (MFHR, CITIBANK NA LOC)ss+/-                 1.77          03/01/2036          2,700,000
  14,120,000   SAN FRANCISCO CA CITY & COUNTY PUBLIC UTILITIES
               COMMISSION FOR CLEAN WATER MERLOTS SERIES B20 (WATER &
               SEWER REVENUE LOC, MBIA INSURED)ss+/-                            2.41          10/01/2022         14,120,000
  10,925,000   SAN FRANCISCO CA CITY & COUNTY RDA ORLANDO CEPEDA
               PLACE SERIES D (MFHR, CITIBANK NA LOC)ss+/-                      1.77          11/02/2033         10,925,000
   3,190,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY
               COMMUNITY FACILITIES DISTRICT #4 (OTHER REVENUE, BANK
               OF AMERICA NA LOC)ss+/-                                          1.32          08/01/2032          3,190,000
   8,000,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY
               COMMUNITY FACILITIES DISTRICT HUNTERS POINT SERIES A
               (TAX REVENUE, KBC BANK NV LOC)ss+/-                              1.55          08/01/2036          8,000,000
   5,060,000   SAN FRANCISCO CA CITY & COUNTY RR II R 6502 (PROPERTY
               TAX REVENUE, MBIA INSURED)ss+/-                                  1.63          06/15/2021          5,060,000
   9,000,000   SAN JOSE CA CINNABAR COMMONS SERIES C (HOUSING
               REVENUE, BANK OF AMERICA BANK OF AMERICA LOC)ss+/-               1.50          02/01/2037          9,000,000
   9,360,000   SAN JOSE CA MFHR RAINTREE APARTMENTS SERIES A
               (MFHR)ss+/-                                                      1.77          02/01/2038          9,360,000
   7,900,000   SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATIONSS+/-             1.60          08/01/2035          7,900,000
   6,857,500   SAN JOSE CA UNION SCHOOL DISTRICT SANTA CLARA COUNTY
               FLOATERS SERIES 761 (PROPERTY TAX REVENUE LOC, FSA
               INSURED)ss+/-                                                    1.64          08/01/2027          6,857,500
   8,720,000   SAN LEANDRO CA CARLTON PLAZA SERIES A (MFHR, FNMA
               INSURED)ss+/-                                                    1.63          09/15/2032          8,720,000
   5,025,000   SAN LEANDRO CA PARKSIDE COMMONS APARTMENTS PROJECT
               (MFHR, FNMA INSURED)ss+/-                                        1.55          07/15/2018          5,025,000
  10,750,000   SAN MARCOS CA PUBLIC FACILITIES AUTHORITY (TAX
               INCREMENTAL REVENUE, AMBAC INSURED)ss+/-                         1.62          08/01/2038         10,750,000
   3,955,000   SAN MATEO COUNTY CA BOARD EDUCATION COP SERIES A
               (LEASE REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                  1.55          05/01/2035          3,955,000
   8,180,000   SAN MATEO COUNTY CA COMMUNITY COLLEGE DISTRICT ROCS RR
               II R-10022Z (PROPERTY TAX REVENUE, MBIA
               INSURED)ss+/-                                                    1.64          09/01/2033          8,180,000
  10,335,000   SAN RAMON VALLEY CA UNION SCHOOL DISTRICT MERLOTS
               SERIES D182 (PROPERTY TAX REVENUE, FIRST SECURITY BANK
               LOC)ss+/-                                                        1.76          08/01/2026         10,335,000
   9,000,000   SANTA CLARA CA SUBSERIES B (ELECTRIC PLANT REVENUE,
               DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                           1.45          07/01/2027          9,000,000
  22,000,000   SANTA CLARA COUNTY CA FINANCING AUTHORITY MULTIPLE
               FACILITIES PROJECTS SERIES M (LEASE REVENUE, BANK OF
               AMERICA NA LOC)ss+/-                                             1.25          05/15/2035         22,000,000
   5,900,000   SANTA CLARA COUNTY CA MFHR BENTON PARK CENTER
               APARTMENTS PROJECT SERIES A (MFHR LOC, FNMA
               INSURED)ss+/-                                                    1.32          12/15/2025          5,900,000
   8,650,000   SANTA CLARA VALLEY CA TRANSPORTATION AUTHORITY (SALES
               TAX REVENUE, AMBAC INSURED)ss+/-                                 1.61          04/01/2036          8,650,000
   3,120,000   SANTA ROSA CA ALDERBROOK HEIGHTS APARTMENTS (HOUSING
               REVENUE, FHLB INSURED)ss+/-                                      1.54          05/01/2040          3,120,000
   5,410,000   SIMI VALLEY CA CDA ISSUE A (HOUSING REVENUE)ss+/-                1.50          05/01/2010          5,410,000
  10,000,000   SIMI VALLEY CA MFHR LINCOLN WOOD RANCH (HOUSING
               REVENUE LOC)ss+/-                                                1.32          06/01/2010         10,000,000
  17,695,000   SIMI VALLEY CA SERIES A (MFHR LOC)ss+/-                          1.32          07/01/2023         17,695,000
   5,700,000   SIMI VALLEY CA SHADOWRIDGE APARTMENTS PROJECT (HOUSING
               REVENUE, FHLMC INSURED)ss+/-                                     1.54          09/01/2019          5,700,000
   6,100,000   SNOWLINE CA JOINT USD COP (LEASE REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                          1.65          09/01/2022          6,100,000
  22,729,000   SOUTH PLACER WASTEWATER AUTHORITY CALIFORNIA SERIES A
               (SEWER REVENUE, STATE STREET BANK & TRUST LOC)ss+/-              1.30          11/01/2035         22,729,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

               PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
CALIFORNIA (continued)
$  5,135,000   SOUTHERN CA PUBLIC POWER AUTHORITY PROJECT SERIES 1045
               (ELECTRIC REVENUE, AMBAC INSURED)ss+/-                           1.64%         07/01/2033    $     5,135,000
   5,315,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY POWER
               PROJECT REVENUE SERIES PA 1172 (ELECTRIC PLANT REVENUE
               LOC)ss+/-                                                        1.60          07/01/2011          5,315,000
  80,855,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
               TRANSMISSION PROJECT REVENUE (UTILITIES REVENUE,
               LLOYDS TSB BANK PLC LOC)ss+/-                                    1.45          07/01/2019         80,855,000
   4,125,000   TURLOCK CA IRRIGATION DISTRICT COP CAPITAL IMPROVEMENT
               PROJECT SOCIETE GENERALE LOC (LEASE REVENUE
               LOC)ss+/-                                                        1.25          01/01/2031          4,125,000
   2,155,000   TUSTIN CA USD SERIES 2558-Z (OTHER REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                          1.62          09/01/2011          2,155,000
   6,500,000   UNIVERSITY OF CALIFORNIA SERIES 1119 (COLLEGE &
               UNIVERSITY REVENUE, FIRST SECURITY BANK LOC)ss+/-                1.64          05/15/2035          6,500,000
   3,400,000   UNIVERSITY OF CALIFORNIA SERIES 2496 (OTHER REVENUE,
               FIRST SECURITY BANK LOC)ss+/-                                    1.62          05/15/2014          3,400,000
  17,400,000   UNIVERSITY OF CALIFORNIA SERIES K (COLLEGE &
               UNIVERSITY REVENUE)ss                                            5.30          09/01/2008         17,713,635
  12,000,000   UPLAND CA COMMUNITY RDA SUNSET RIDGE APARTMENTS
               (HOUSING REVENUE, EAST WEST BANK LOC)ss+/-                       1.32          08/01/2037         12,000,000
   7,750,000   VACAVILLE CA MFHR SYCAMORE APARTMENTS SERIES A
               (HOUSING REVENUE LOC)ss+/-                                       1.32          05/15/2029          7,750,000
   3,200,000   VACAVILLE CA SERIES A (HOUSING REVENUE, FNMA
               INSURED)ss+/-                                                    1.55          07/15/2018          3,200,000
  43,850,000   VENTURA COUNTY CA TRAN (PROPERTY TAX REVENUE)                    4.50          07/01/2008         43,879,823
  17,145,000   VERNON CA NATURAL GAS FINANCING AUTHORITY VERNON GAS
               PROJECT SERIES B (OTHER REVENUE, MBIA INSURED)ss+/-              1.70          08/01/2021         17,145,000
   6,590,000   VICTORVILLE CA REDEVELOPMENT AGENCY SERIES 485 (TAX
               INCREMENTAL REVENUE, FIRST SECURITY BANK LOC)ss+/-               1.67          12/01/2019          6,590,000
   5,270,000   WALNUT VALLEY CA USD SERIES D139 (PROPERTY TAX
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                           1.66          08/01/2030          5,270,000
   8,945,000   WESTLANDS CALIFORNIA WATER DISTRICT COP (LEASE
               REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                  1.28          03/01/2029          8,945,000
   2,200,000   YOSEMITE CA COMMUNITY COLLEGE DISTRICT ROCS RR II
               R-11385 (PROPERTY TAX REVENUE, CITIBANK NA LOC)ss+/-             1.60          02/01/2016          2,200,000
   3,300,000   YOSEMITE CA COMMUNITY COLLEGE DISTRICT ROCS RR II
               R-12225 (PROPERTY TAX REVENUE, CITIBANK NA LOC)ss+/-             1.60          08/01/2032          3,300,000
                                                                                                              4,313,673,456
                                                                                                            ---------------
OTHER: 0.77%
  26,375,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES 287 (OTHER
               REVENUE, MBIA INSURED)ss+/-                                      1.60          09/01/2037         26,375,000
   3,360,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-525
               (OTHER REVENUE, FGIC INSURED)ss+/-                               1.60          06/01/2035          3,360,000
   7,175,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS FLOATERS
               4420ss+/-                                                        1.65          08/01/2023          7,175,000
                                                                                                                 36,910,000
                                                                                                            ---------------
PUERTO RICO: 4.23%
   4,990,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-627A
               (SALES TAX REVENUE, AMBAC INSURED)ss+/-                          1.60          08/01/2049          4,990,000
  11,000,000   PUERTO RICO COMMONWEALTH (OTHER REVENUE, WACHOVIA BANK
               LOC)ss+/-                                                        1.45          07/01/2034         11,000,000
   7,000,000   PUERTO RICO COMMONWEALTH (PROPERTY TAX REVENUE,
               WACHOVIA BANK LOC)ss+/-                                          1.45          07/01/2034          7,000,000
  19,000,000   PUERTO RICO COMMONWEALTH (TAX REVENUE)ss+/-                      1.61          07/01/2029         19,000,000
  13,495,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION
               AUTHORITY (OTHER REVENUE, FIRST SECURITY BANK
               LOC)ss+/-                                                        1.66          07/01/2027         13,495,000
   7,200,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION
               AUTHORITY ROCS RR II R 10327CE (OTHER REVENUE)ss+/-              1.65          08/29/2009          7,200,000
   6,280,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION
               AUTHORITY SERIES 2554 (OTHER REVENUE, FIRST SECURITY
               BANK LOC)ss+/-                                                   1.67          07/01/2027          6,280,000
   7,330,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION
               AUTHORITY SERIES 2560 (FUEL SALES TAX REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                          1.67          07/01/2018          7,330,000
   3,240,000   PUERTO RICO COMMONWEALTH SERIES A6 (PROPERTY TAX
               REVENUE, UBS AG LOC)ss+/-                                        1.00          07/01/2033          3,240,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

               PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
PUERTO RICO (continued)
$ 47,000,000   PUERTO RICO COMMONWEALTH SERIES B (PROPERTY TAX
               REVENUE, WACHOVIA BANK LOC)ss+/-                                 1.25%         07/01/2032    $    47,000,000
  34,405,000   PUERTO RICO COMMONWEALTH TRAN (PROPERTY TAX REVENUE)             4.25          07/30/2008         34,450,413
  10,000,000   PUERTO RICO ELECTRIC POWER AUTHORITY P FLOATS PA 1044
               (ELECTRIC REVENUE, FIRST SECURITY BANK LOC)ss+/-                 1.62          07/01/2012         10,000,000
  10,645,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES 1815
               (POWER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                    1.67          01/01/2015         10,645,000
  10,615,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES 1816
               (POWER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                    1.67          01/01/2015         10,615,000
  11,300,000   PUERTO RICO SALES TAX FINANCING CORPORATION ROCS RR II
               R-11147 (SALES TAX REVENUE, AMBAC INSURED)ss+/-                  1.65          08/01/2049         11,300,000
                                                                                                                203,545,413
                                                                                                            ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $4,554,128,869)                                                           4,554,128,869
                                                                                                            ---------------
COMMERCIAL PAPER: 5.48%
  30,830,000   EAST BAY MUNICIPAL WATER SYSTEM                                  1.20          08/07/2008         30,830,000
  27,040,000   GOLDEN GATE BRIDGE                                               1.15          07/01/2008         27,040,000
  23,765,000   IMPERIAL IRRIGATION DISTRICT                                     1.00          06/05/2008         23,765,000
  10,135,000   LOS ANGELES DEPARTMENT OF AIRPORTS                               1.50          06/05/2008         10,135,000
   5,000,000   LOS ANGELES METROPOLITAN TRANSPORTATION                          1.25          08/07/2008          5,000,000
  19,360,000   LOS ANGELES METROPOLITAN TRANSPORTATION                          1.45          06/05/2008         19,360,000
   4,365,000   LOS ANGELES METROPOLITAN TRANSPORTATION                          2.05          06/06/2008          4,365,000
   5,720,000   SACRAMENTO MUD                                                   1.00          06/06/2008          5,720,000
  26,180,000   SACRAMENTO MUD                                                   1.80          08/06/2008         26,180,000
  14,126,000   SAN DIEGO REGIONAL AIRPORT AUTHORITY                             1.75          06/12/2008         14,126,000
  17,460,000   SAN FRANCISCO PUBLIC UTILITIES COMMISSION                        2.45          06/18/2008         17,460,000
   9,600,000   TURLOCK IRRIGATION DISTRICT                                      1.65          07/10/2008          9,600,000
   5,000,000   UNIVERSITY OF CALIFORNIA                                         1.38          06/04/2008          5,000,000
  36,540,000   UNIVERSITY OF CALIFORNIA                                         1.55          08/06/2008         36,540,000
   5,400,000   UNIVERSITY OF CALIFORNIA                                         1.65          07/10/2008          5,400,000
  22,850,000   UNIVERSITY OF CALIFORNIA                                         2.15          06/10/2008         22,850,000
TOTAL COMMERCIAL PAPER (COST $263,371,000)                                                                      263,371,000
                                                                                                            ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $4,817,499,869)*              100.23%                                                                 $ 4,817,499,869
OTHER ASSETS AND LIABILITIES, NET    (0.23)                                                                     (11,149,124)
                                    ------                                                                  ---------------
TOTAL NET ASSETS                    100.00%                                                                 $ 4,806,350,745
                                    ------                                                                  ---------------

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-     VARIABLE RATE INVESTMENTS.

(I)     ILLIQUID SECURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
CERTIFICATES OF DEPOSIT: 4.97%
$ 31,000,000   ABN AMRO BANK NV (LONDON)                                         2.85%        09/10/2008    $    31,000,000
  10,000,000   ABN AMRO BANK NV (NEW YORK)                                       3.01         10/24/2008         10,011,222
  20,500,000   ALLIED IRISH BANKS (NEW YORK)                                     2.86         09/09/2008         20,500,000
  14,000,000   BANCO SANTANDER CENTRAL HISPANO SA                                4.16         07/11/2008         14,000,149
  10,000,000   BARCLAYS BANK PLC (NEW YORK)                                      3.00         04/20/2009         10,000,000
   9,500,000   CALYON (NEW YORK)                                                 4.03         07/14/2008          9,500,000
  10,000,000   FORTIS BANK (NEW YORK)                                            2.80         10/17/2008         10,000,000
   3,000,000   NATEXIS BANQUE POPULAIR (NEW YORK)                                5.28         08/26/2008          3,016,082
  56,000,000   NATIXIS (NEW YORK)                                                2.80         08/06/2008         56,000,000
  10,000,000   NATIXIS (NEW YORK)+/-ss                                           2.90         04/01/2010         10,000,000
  10,000,000   U.S. BANK NATIONAL ASSOCIATION                                    2.86         04/20/2009         10,000,000
TOTAL CERTIFICATES OF DEPOSIT (COST $184,027,453)                                                               184,027,453
                                                                                                            ---------------
COMMERCIAL PAPER: 52.61%
  15,000,000   ABN AMRO NORTH AMERICA FINANCE INCORPORATED##                     2.75         08/08/2008         14,923,229
   5,000,000   AEGON NV##                                                        2.72         06/16/2008          4,994,711
   6,000,000   ALPINE SECURITIZATION CORPORATION##                               2.72         08/06/2008          5,970,533
  11,050,000   AMERICAN EXPRESS CREDIT##                                         2.98         07/08/2008         11,017,071
   1,150,000   AMERICAN EXPRESS CREDIT##                                         2.98         07/09/2008          1,146,478
   9,200,000   AMSTEL FUNDING CORPORATION##                                      2.78         06/03/2008          9,199,290
   2,000,000   AMSTEL FUNDING CORPORATION##                                      2.65         06/05/2008          1,999,558
  25,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##                              2.90         07/29/2008         24,885,208
  16,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##                              2.77         08/07/2008         15,918,893
  13,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##                              3.04         04/20/2009         12,646,516
  13,000,000   APRECO LLC##                                                      2.60         07/17/2008         12,957,750
  17,300,000   ASB FINANCE LIMITED LONDON##                                      2.75         08/04/2008         17,216,744
  17,000,000   ASB FINANCE LIMITED LONDON##                                      2.75         09/05/2008         16,876,632
   8,000,000   ASB FINANCE LIMITED LONDON##                                      3.01         05/07/2009          7,773,247
   5,103,000   ASPEN FUNDING CORPORATION##                                       2.57         06/26/2008          5,094,257
   7,400,000   ATLANTIC ASSET SECURITIZATION CORPORATION##                       2.46         06/04/2008          7,398,989
  19,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##                       2.92         07/22/2008         18,922,944
  18,000,000   BARCLAYS US FUNDING LLC##                                         3.01         08/28/2008         17,869,283
   1,000,000   BEAGLE FUNDING LLC##                                              2.50         06/02/2008          1,000,000
  11,600,000   BEAGLE FUNDING LLC##                                              2.77         06/09/2008         11,593,752
  11,000,000   BEAGLE FUNDING LLC##                                              2.80         06/25/2008         10,980,322
  25,000,000   BEAGLE FUNDING LLC##                                              2.95         07/25/2008         24,891,424
   5,000,000   BEAGLE FUNDING LLC##                                              2.69         08/21/2008          4,970,111
   8,000,000   BEAGLE FUNDING LLC##                                              2.85         09/15/2008          7,933,500
   6,000,000   BELMONT FUNDING LLC##                                             2.70         06/02/2008          6,000,000
  31,000,000   BELMONT FUNDING LLC##                                             2.70         06/17/2008         30,965,125
  13,000,000   BNZ INTERNATIONAL FUNDING##                                       3.68         07/14/2008         12,944,187
   4,088,000   BRYANT PARK FUNDING LLC##                                         2.72         07/14/2008          4,075,027
   5,000,000   CAFCO LLC##                                                       3.10         06/11/2008          4,996,125
  32,000,000   CAFCO LLC##                                                       2.73         07/01/2008         31,929,627
  10,000,000   CAISSE NATIONALE DES CAISSES##                                    2.97         10/21/2008          9,883,675
  20,000,000   CHARIOT FUNDING LLC##                                             2.72         06/30/2008         19,957,689
  16,000,000   CHARTA LLC##                                                      2.73         07/11/2008         15,952,680
  25,000,000   CHARTA LLC##                                                      2.75         07/23/2008         24,902,604
   2,100,000   CIESCO LLC##                                                      2.72         07/25/2008          2,091,591
  25,000,000   CIESCO LLC##                                                      2.90         07/25/2008         24,893,264
  28,000,000   CIESCO LLC##                                                      2.55         07/28/2008         27,888,933
  25,000,000   CITIBANK OMNI MASTER TRUST##                                      3.12         07/09/2008         24,919,833
   3,500,000   CITIBANK OMNI MASTER TRUST##                                      3.20         07/17/2008          3,486,000
  25,000,000   CITIBANK OMNI MASTER TRUST##                                      3.25         07/25/2008         24,880,382
  20,000,000   CITIBANK OMNI MASTER TRUST##                                      2.95         07/31/2008         19,903,306
  12,000,000   CLIPPER RECEIVABLES COMPANY LLC##                                 2.37         06/02/2008         12,000,000
  13,000,000   CLIPPER RECEIVABLES COMPANY LLC##                                 2.37         06/03/2008         12,999,144
  34,000,000   CLIPPER RECEIVABLES COMPANY LLC##                                 2.65         06/05/2008         33,992,492
   5,500,000   CRC FUNDING LLC##                                                 2.58         07/29/2008          5,477,533
  10,000,000   CRC FUNDING LLC##                                                 2.65         07/30/2008          9,957,306
  28,000,000   CRC FUNDING LLC##                                                 2.68         08/27/2008         27,820,738
  27,000,000   CRC FUNDING LLC##                                                 2.70         08/27/2008         26,825,850

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
COMMERCIAL PAPER (continued)
$ 10,700,000   DEXIA DELAWARE LLC##                                              2.66%        08/11/2008    $    10,644,761
  10,500,000   DNB NOR BANK ASA##                                                4.35         06/04/2008         10,497,463
   3,000,000   DNB NOR BANK ASA##                                                3.69         07/07/2008          2,989,238
   7,300,000   DNB NOR BANK ASA##                                                2.75         08/04/2008          7,264,869
   9,000,000   EBBETS FUNDING LLC##                                              2.65         06/02/2008          9,000,000
   9,000,000   EBBETS FUNDING LLC##                                              3.00         06/05/2008          8,997,750
  10,000,000   EBBETS FUNDING LLC##                                              2.85         06/10/2008          9,993,667
   9,000,000   EBBETS FUNDING LLC##                                              2.75         06/16/2008          8,990,375
  15,500,000   ELYSIAN FUNDING LLC##                                             2.60         06/04/2008         15,497,761
   2,000,000   ELYSIAN FUNDING LLC##                                             2.62         06/05/2008          1,999,563
   4,725,000   ENTERPRISE FUNDING LLC##                                          2.70         07/11/2008          4,711,179
  16,000,000   ENTERPRISE FUNDING LLC##                                          2.75         08/05/2008         15,921,778
  50,000,000   ENTERPRISE FUNDING LLC##                                          2.75         08/14/2008         49,721,181
   6,000,000   ERASMUS CAPITAL CORPORATION##                                     2.50         06/02/2008          6,000,000
  48,000,000   ERASMUS CAPITAL CORPORATION##                                     2.55         06/13/2008         47,962,600
  15,250,000   EUREKA SECURITIZATION PLC##                                       2.89         07/11/2008         15,202,255
  16,000,000   FAIRWAY FINANCE CORPORATION##                                     2.85         06/20/2008         15,977,200
   5,000,000   FAIRWAY FINANCE CORPORATION##                                     2.85         07/16/2008          4,982,583
   2,700,000   FALCON ASSET SECURITIZATION COMPANY LLC##                         2.45         06/04/2008          2,699,633
  26,200,000   FALCON ASSET SECURITIZATION COMPANY LLC##                         2.56         07/07/2008         26,134,791
  17,000,000   FORTIS FUNDING LLC##                                              2.67         10/07/2008         16,840,174
   6,500,000   FOXBORO FUNDING LIMITED+/-(I)                                     3.19         11/07/2008          6,500,000
  11,000,000   GALLEON CAPITAL LLC##                                             2.40         06/02/2008         11,000,000
   7,000,000   GALLEON CAPITAL LLC##                                             2.40         06/03/2008          6,999,533
  26,500,000   GALLEON CAPITAL LLC##                                             2.53         06/04/2008         26,496,275
  22,000,000   GALLEON CAPITAL LLC##                                             2.65         06/05/2008         21,995,142
  16,000,000   GEMINI SECURITIZATION CORPORATION LLC##                           2.97         07/30/2008         15,923,440
   5,100,000   GEMINI SECURITIZATION CORPORATION LLC##                           2.67         08/07/2008          5,075,036
  30,000,000   GEMINI SECURITIZATION CORPORATION LLC##                           2.70         08/26/2008         29,808,750
   4,000,000   GOVCO LLC##                                                       2.95         06/26/2008          3,992,133
  19,100,000   GOVCO LLC##                                                       2.70         07/14/2008         19,039,835
   6,000,000   GOVCO LLC##                                                       2.89         07/21/2008          5,976,398
   8,000,000   GOVCO LLC##                                                       2.97         07/24/2008          7,965,680
   3,000,000   INTESA FUNDING LLC##                                              2.78         06/16/2008          2,996,757
  19,400,000   JUPITER SECURITY COMPANY LLC##                                    2.65         06/02/2008         19,400,000
   7,000,000   KBC FINANCE PRODUCTION INTERNATIONAL LIMITED##                    4.37         06/04/2008          6,998,301
  10,000,000   KBC FINANCE PRODUCTION INTERNATIONAL LIMITED##                    4.08         06/12/2008          9,988,681
  12,222,000   KITTY HAWK FUNDING CORPORATION##                                  2.55         07/02/2008         12,196,028
  14,850,000   LEHMAN BROTHERS HOLDING INCORPORATED##                            2.57         06/27/2008         14,823,497
   2,000,000   LIBERTY STREET FUNDING LLC##                                      2.45         06/02/2008          2,000,000
  11,000,000   LIBERTY STREET FUNDING LLC##                                      2.53         06/12/2008         10,992,269
   8,750,000   LIBERTY STREET FUNDING LLC##                                      2.85         06/25/2008          8,734,068
  12,000,000   LIBERTY STREET FUNDING LLC##                                      2.90         06/26/2008         11,976,800
  30,000,000   LIBERTY STREET FUNDING LLC##                                      2.64         07/14/2008         29,907,600
  10,000,000   MAZARIN FUNDING CORPORATION##                                     2.60         07/01/2008          9,979,056
  20,000,000   MONT BLANC CAPITAL CORPORATION##                                  2.55         06/16/2008         19,980,167
   9,800,000   MONT BLANC CAPITAL CORPORATION##                                  2.85         06/16/2008          9,789,138
   4,000,000   MONT BLANC CAPITAL CORPORATION##                                  2.65         07/10/2008          3,988,811
  28,600,000   NIEUW AMSTERDAM RECEIVABLES##                                     2.70         06/06/2008         28,591,420
  20,000,000   NIEUW AMSTERDAM RECEIVABLES##                                     2.52         06/16/2008         19,980,400
   7,000,000   OLD LINE FUNDING LLC##                                            2.80         07/02/2008          6,983,667
   4,000,000   OLD LINE FUNDING LLC##                                            2.63         07/10/2008          3,988,896
   6,300,000   OLD LINE FUNDING LLC##                                            2.65         08/04/2008          6,270,784
   6,000,000   PARK AVENUE RECEIVABLES##                                         2.45         06/04/2008          5,999,183
  10,700,000   PICAROS FUNDING LLC##                                             2.97         07/24/2008         10,654,097
   6,000,000   PRUDENTIAL PLC##                                                  2.72         07/21/2008          5,977,787
  16,000,000   PRUDENTIAL PLC##                                                  2.92         07/29/2008         15,926,027
   5,000,000   PRUDENTIAL PLC##                                                  2.64         08/21/2008          4,970,667
   3,000,000   RANGER FUNDING COMPANY LLC##                                      2.72         06/06/2008          2,999,093
   2,200,000   RANGER FUNDING COMPANY LLC##                                      2.75         06/13/2008          2,198,151
   5,000,000   RANGER FUNDING COMPANY LLC##                                      2.65         08/08/2008          4,975,340
   9,000,000   REGENCY MARKETS #1 LLC##                                          2.50         06/06/2008          8,997,500
  20,000,000   REGENCY MARKETS #1 LLC##                                          2.70         08/15/2008         19,889,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
COMMERCIAL PAPER (continued)
$ 30,000,000   REGENCY MARKETS #1 LLC##                                          2.72%        08/15/2008    $    29,832,267
   6,400,000   SCALDIS CAPITAL LLC##                                             2.80         07/15/2008          6,378,596
  10,000,000   SCALDIS CAPITAL LLC##                                             2.65         08/21/2008          9,941,111
   2,100,000   SHEFFIELD RECEIVABLES##                                           2.55         06/03/2008          2,099,851
   1,750,000   SHEFFIELD RECEIVABLES##                                           2.77         06/10/2008          1,748,923
  21,550,000   SHEFFIELD RECEIVABLES##                                           2.88         06/13/2008         21,531,036
   9,250,000   SHEFFIELD RECEIVABLES##                                           2.75         07/11/2008          9,222,443
  10,000,000   SOCIETE GENERALE NORTH AMERICA##                                  3.00         07/25/2008          9,955,833
  33,000,000   SOCIETE GENERALE NORTH AMERICA##                                  3.00         07/30/2008         32,840,500
  44,000,000   SOLITAIRE FUNDING LLC##                                           2.50         06/19/2008         43,948,056
   4,000,000   SURREY FUNDING CORPORATION##                                      2.95         06/03/2008          3,999,672
  30,000,000   SURREY FUNDING CORPORATION##                                      2.65         06/12/2008         29,977,917
   6,000,000   SWEDBANK MORTGAGE AB##                                            4.33         06/11/2008          5,993,513
  14,000,000   SWEDBANK MORTGAGE AB##                                            4.36         07/08/2008         13,938,960
  40,000,000   SWEDBANK MORTGAGE AB##                                            2.71         07/10/2008         39,885,578
  16,000,000   THAMES ASSET GLOBAL SECURITIZATION# 1 INCORPORATED##              2.45         06/03/2008         15,998,911
   2,564,000   THAMES ASSET GLOBAL SECURITIZATION# 1 INCORPORATED##              2.80         07/07/2008          2,557,020
   6,000,000   THAMES ASSET GLOBAL SECURITIZATION# 1 INCORPORATED##              3.05         07/07/2008          5,982,208
   5,000,000   THAMES ASSET GLOBAL SECURITIZATION# 1 INCORPORATED##              2.80         07/08/2008          4,986,000
  12,100,000   THAMES ASSET GLOBAL SECURITIZATION# 1 INCORPORATED##              2.83         09/08/2008         12,006,783
   1,624,000   THUNDER BAY FUNDING LLC##                                         2.75         06/13/2008          1,622,635
  26,000,000   THUNDER BAY FUNDING LLC##                                         2.65         06/17/2008         25,971,292
   6,000,000   THUNDER BAY FUNDING LLC##                                         2.74         06/18/2008          5,992,693
  39,194,000   TULIP FUNDING CORPORATION##                                       2.51         06/16/2008         39,155,742
   1,750,000   VARIABLE FUNDING CAPITAL COMPANY LLC##                            2.73         06/03/2008          1,749,867
  30,000,000   VARIABLE FUNDING CAPITAL COMPANY LLC##                            2.70         07/02/2008         29,932,500
  22,000,000   VERSAILLES COMMERCIAL PAPER LLC##                                 2.65         06/06/2008         21,993,522
  20,000,000   VICTORIA FINANCE LLC+/-(I)###(A)                                  4.82         01/17/2008         16,400,000
  21,500,000   WINDMILL FUNDING CORPORATION##                                    2.48         06/18/2008         21,476,302
  12,000,000   YORKTOWN CAPITAL LLC##                                            2.90         07/23/2008         11,950,700
   8,000,000   YORKTOWN CAPITAL LLC##                                            2.70         08/07/2008          7,960,400
TOTAL COMMERCIAL PAPER (COST $1,952,508,612)                                                                  1,948,908,612
                                                                                                            ---------------
CORPORATE BONDS & NOTES: 3.88%
  13,700,000   ALLIED IRISH BANKS PLC+/-++                                       2.48         11/18/2008         13,700,000
  19,000,000   BES FINANCE LIMITED+/-++                                          2.85         03/02/2009         19,000,000
  20,000,000   COMMONWEALTH BANK AUSTRALIA+/-++                                  2.41         03/24/2009         20,000,000
  31,000,000   FLORIDA HURRICANE CATASTROPHE+/-                                  2.72         12/12/2008         31,000,000
  24,000,000   INTESA BANK IRELAND PLC+/-++                                      2.40         03/25/2009         24,000,000
  18,000,000   IRISH LIFE & PERMANENT PLC+/-++                                   2.46         03/20/2009         18,000,000
   7,910,000   MORGAN STANLEY+/-                                                 2.21         09/15/2008          7,897,611
  10,000,000   NATIONWIDE BUILDING SOCIETY+/-++                                  2.76         01/06/2009         10,000,000
TOTAL CORPORATE BONDS & NOTES (COST $143,597,611)                                                               143,597,611
                                                                                                            ---------------
MUNICIPAL BONDS & NOTES: 1.24%
  12,820,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED,
               BANK OF AMERICA NA LOC)+/-ss                                      2.38         11/01/2028         12,819,398
  21,000,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES SERIES B
               (EDUCATIONAL FACILITIES REVENUE, REGIONS BANK)+/-ss               2.43         07/01/2033         21,000,000
  12,000,000   CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES C
               (IDR)+/-ss                                                        1.20         11/01/2026         11,998,719
TOTAL MUNICIPAL BONDS & NOTES (COST $45,818,117)                                                                 45,818,117
                                                                                                            ---------------
EXTENDABLE BONDS: 5.30%
  27,500,000   BANK OF IRELAND+/-++                                              2.96         06/02/2009         27,500,000
  23,000,000   CAISSE NATIONALE+/-++                                             2.69         06/10/2009         23,000,000
  22,500,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                           2.64         06/09/2009         22,500,000
  14,000,000   HSBC USA INCORPORATED+/-                                          3.22         05/15/2009         14,000,000
   7,000,000   IBM INTERNATIONAL GROUP CAPITAL+/-++                              2.87         06/26/2009          7,000,000
  30,000,000   ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                      2.76         06/06/2008         30,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
EXTENDABLE BONDS (continued)
$ 10,000,000   ING USA GLOBAL FUNDING+/-(I)                                      3.14%        06/19/2009    $    10,000,000
  10,000,000   IRISH LIFE & PERMANENT PLC                                        2.46         03/20/2009         10,000,000
  37,500,000   RABOBANK NEDERLAND+/-++                                           2.89         06/09/2009         37,500,000
   7,000,000   ROYAL BANK OF CANADA+/-++                                         3.23         06/15/2009          7,000,000
   8,000,000   SVENSKA HANDELSBANKEN AB+/-++                                     3.20         05/26/2009          8,000,000
TOTAL EXTENDABLE BONDS (COST $196,500,000)                                                                      196,500,000
                                                                                                            ---------------
MEDIUM TERM NOTES: 6.57%
  15,000,000   BEAR STEARNS & COMPANY INCORPORATED+/-                            2.52         07/11/2008         15,000,000
  24,000,000   BNP PARIBAS+/-                                                    2.79         09/16/2008         24,000,000
  35,000,000   HBOS TREASURY SERVICES PLC+/-++                                   2.69         09/05/2008         35,000,000
  15,000,000   MBIA GLOBAL FUNDING LLC+/-++                                      2.92         11/18/2008         15,000,000
  12,000,000   MERRILL LYNCH & COMPANY+/-                                        2.64         03/18/2009         12,000,000
  30,000,000   MERRILL LYNCH & COMPANY+/-                                        2.53         03/24/2009         30,000,000
  10,000,000   MORGAN STANLEY+/-                                                 2.23         10/31/2008         10,000,000
  24,000,000   NORDEA BANK AB+/-++                                               2.61         09/10/2008         24,000,000
  30,000,000   NORTHERN ROCK PLC+/-++                                            3.08         10/08/2008         30,000,000
  10,000,000   NORTHERN ROCK PLC+/-++                                            2.79         10/31/2008         10,000,000
  15,000,000   ROYAL BANK OF SCOTLAND GROUP PLC+/-++                             2.91         09/18/2008         15,000,000
   8,500,000   SANTANDER US DEBT SA+/-++                                         2.88         10/21/2008          8,496,906
  15,000,000   TOTTA IRELAND PLC+/-++                                            2.71         09/05/2008         15,000,000
TOTAL MEDIUM TERM NOTES (COST $243,496,906)                                                                     243,496,906
                                                                                                            ---------------
PROMISSORY NOTES: 0.81%
  30,000,000   GOLDMAN SACHS GROUP INCORPORATED+/-(I)                            2.93         07/28/2008         30,000,000
TOTAL PROMISSORY NOTES (COST $30,000,000)                                                                        30,000,000
                                                                                                            ---------------
SECURED MASTER NOTE AGREEMENT: 3.27%
  58,158,000   BANK OF AMERICA SECURITIES LLC+/-ss(E)                            2.51                            58,158,000
  63,140,000   CITIGROUP GLOBAL MARKETS INCORPORATED+/-ss(E)                     2.50                            63,140,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $121,298,000)                                                         121,298,000
                                                                                                            ---------------
TIME DEPOSITS: 8.29%
  33,900,000   BANK OF IRELAND                                                   2.53         06/03/2008         33,900,000
  44,000,000   BNP PARIBAS (PARIS)                                               2.80         06/02/2008         44,000,000
  31,000,000   CALYON (GRAND CAYMAN)                                             2.40         06/02/2008         31,000,000
   9,000,000   DEUTSCHE BANK (CAYMAN)                                            2.19         06/02/2008          9,000,000
  62,000,000   DEXIA BANK SA (BRUSSELS)                                          2.45         06/02/2008         62,000,000
   9,000,000   ING BANK NV (AMSTERDAM)                                           2.18         06/02/2008          9,000,000
  61,000,000   KBC BANK NV (BRUSSELS)                                            2.50         06/02/2008         61,000,000
  57,000,000   RABOBANK NEDERLAND (CAYMAN ISLAND)                                2.00         06/02/2008         57,000,000
TOTAL TIME DEPOSITS (COST $306,900,000)                                                                         306,900,000
                                                                                                            ---------------
REPURCHASE AGREEMENTS: 13.18%
 107,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY
               US GOVERNMENT SECURITIES (MATURITY VALUE $107,020,508)            2.30         06/02/2008        107,000,000
  85,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102%
               COLLATERALIZED BY US GOVERNMENT SECURITIES (MATURITY
               VALUE $85,017,708)                                                2.50         06/02/2008         85,000,000
 105,000,000   DEUTSCHE BANK SECURITIES INCORPORATED - 102%
               COLLATERALIZED BY US GOVERNMENT SECURITIES (MATURITY
               VALUE $105,021,438)                                               2.45         06/02/2008        105,000,000
  45,000,000   DEUTSCHE BANK SECURITIES INCORPORATED - 102%
               COLLATERALIZED BY US GOVERNMENT SECURITIES (MATURITY
               VALUE $45,008,813)                                                2.35         06/02/2008         45,000,000
  85,000,000   JPMORGAN SECURITIES INCORPORATED - 102% COLLATERALIZED
               BY US GOVERNMENT SECURITIES (MATURITY VALUE $85,017,142)          2.42         06/02/2008         85,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
REPURCHASE AGREEMENTS (continued)
$ 46,000,000   LEHMAN BROTHERS INCORPORATED - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $46,009,583)                2.50%        06/02/2008    $    46,000,000
  15,400,000   MERRILL LYNCH PIERCE FENNER & SMITH - 102% COLLATERALIZED
               BY US GOVERNMENT SECURITIES (MATURITYVALUE $15,403,106)           2.42         06/02/2008         15,400,000
TOTAL REPURCHASE AGREEMENTS (COST $488,400,000)                                                                 488,400,000
                                                                                                            ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $7,712,546,699)*              100.12%                                                                 $ 3,708,946,699
OTHER ASSETS AND LIABILITIES, NET    (0.12)                                                                      (4,300,390)
                                    ------                                                                  ---------------
TOTAL NET ASSETS                    100.00%                                                                 $ 3,704,646,309
                                    ------                                                                  ---------------

+/-     VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

##      ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(I)     ILLIQUID SECURITY.

### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(E)     THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
COMMERCIAL PAPER: 8.73%
$  1,250,000   AMERICAN MUNICIPAL POWER OHIO                                     1.65%        07/07/2008    $     1,250,000
   1,410,000   BOSTON WATER & SEWER                                              1.45         07/09/2008          1,410,000
     300,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                         1.50         06/05/2008            300,000
   1,250,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                         2.25         06/10/2008          1,250,000
     500,000   JOHNS HOPKINS UNIVERSITY                                          1.50         06/05/2008            500,000
   2,200,000   MASSACHUSETTS HEFA                                                1.45         06/05/2008          2,200,000
   1,395,000   MASSACHUSETTS HEFA                                                2.20         06/10/2008          1,395,000
   2,500,000   ROCHESTER MN HEALTH CARE                                          1.30         08/08/2008          2,500,000
   3,000,000   ROCHESTER MN HEALTH CARE                                          1.30         08/08/2008          3,000,000
   1,945,000   SAN ANTONIO ELECTRIC & GAS                                        1.95         09/04/2008          1,945,000
     750,000   SAN ANTONIO ELECTRIC & GAS                                        1.65         10/07/2008            750,000
   1,470,000   TEXAS DEPARTMENT OF TRANSPORTATION                                1.35         06/02/2008          1,470,000
     615,000   UNIVERSITY OF TEXAS PERMANENT                                     1.43         06/06/2008            615,000
   2,250,000   UNIVERSITY OF TEXAS PERMANENT                                     1.35         08/08/2008          2,250,000
     295,000   UNIVERSITY OF TEXAS SYSTEM                                        2.65         06/02/2008            295,000
     525,000   UNIVERSITY OF TEXAS SYSTEM                                        1.85         08/04/2008            525,000
TOTAL COMMERCIAL PAPER (COST $21,655,000)                                                                        21,655,000
                                                                                                            ---------------
MUNICIPAL BONDS & NOTES: 90.97%
ARIZONA: 0.27%
     670,000   MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA
               INSURED)ss+/-                                                     1.60         04/15/2030            670,000
                                                                                                            ---------------
CALIFORNIA: 1.69%
   4,200,000   RIVERSIDE CA USD (PROPERTY TAX REVENUE)ss+/-                      1.60         08/01/2038          4,200,000
                                                                                                            ---------------
COLORADO: 4.15%
     475,000   ADAMS COUNTY CO (MFHR, FNMA INSURED)ss+/-                         1.63         01/01/2026            475,000
   1,500,000   ARVADA COUNTY CO (WATER REVENUE, FIRST SECURITY
               BANK LOC)ss+/-                                                    3.65         11/01/2020          1,500,000
   2,765,000   AURORA CO CENTRETECH METROPOLITAN DISTRICT (OTHER REVENUE,
               US BANK NA LOC)ss+/-                                              1.62         12/01/2017          2,765,000
     995,000   DENVER CO CITY & COUNTY SERIES D37 (OTHER REVENUE, AMBAC
               INSURED)ss+/-                                                     2.43         11/15/2032            995,000
   2,000,000   DENVER CO CITY & COUNTY WESTERN STOCK SHOW PROJECT (IDR,
               US BANK NA LOC)ss+/-                                              1.90         07/01/2029          2,000,000
   1,905,000   FITZSIMONS RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED
               (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC
               LOC)ss+/-                                                         1.65         01/01/2025          1,905,000
     650,000   SOUTH GLENN CO METROPOLITAN DISTRICT (OTHER REVENUE,
               BANQUE NATIONALE PARIS LOC)ss+/-                                  1.67         12/01/2030            650,000
                                                                                                                 10,290,000
                                                                                                            ---------------
DELAWARE: 1.28%
   3,175,000   DELAWARE TRANSPORTATION AUTHORITY (TRANSPORTATION REVENUE,
               MBIA INSURED)ss+/-                                                1.68         07/01/2025          3,175,000
                                                                                                            ---------------
DISTRICT OF COLUMBIA: 2.73%
   3,820,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-507 (OTHER
               REVENUE, FGIC INSURED)ss+/-                                       1.63         12/01/2034          3,820,000
   2,070,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-578 (OTHER
               REVENUE, MBIA INSURED)ss+/-                                       1.63         02/01/2030          2,070,000
     880,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-564 (OTHER
               REVENUE, MBIA INSURED)ss+/-                                       1.63         10/01/2027            880,000
                                                                                                                  6,770,000
                                                                                                            ---------------
FLORIDA: 6.35%
     550,000   CAPITAL TRANSFER AGENCY FLORIDA PORTOFINO VILLAS SERIES A
               (OTHER REVENUE, FNMA INSURED)ss+/-                                1.60         04/15/2036            550,000
   2,000,000   FLORIDA HFA (MFHR, FHLMC INSURED)ss+/-                            1.61         12/01/2013          2,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
FLORIDA (continued)
$  1,700,000   FLORIDA HOUSING FINANCE CORPORATION SERIES B
               (HOUSING REVENUE, MBIA INSURED)ss+/-                              1.98%        01/01/2016    $     1,700,000
     360,000   FORT LAUDERDALE FL ANN STORCK CENTER
               INCORPORATED PROJECT (HCFR, WACHOVIA BANK
               LOC)ss+/-                                                         1.75         12/01/2014            360,000
   3,800,000   MARTIN COUNTY FL POWER & LIGHT COMPANY PROJECT
               (IDR)ss+/-                                                        1.80         07/15/2022          3,800,000
   2,405,000   ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT
               SERIES A (IDR, BANK OF AMERICA NA LOC)ss+/-                       1.57         05/01/2027          2,405,000
   1,165,000   PALM BEACH COUNTY FL NORTON GALLERY
               INCORPORATED (COLLEGE & UNIVERSITY REVENUE,
               NORTHERN TRUST CORPORATION LOC)ss+/-                              1.71         05/01/2025          1,165,000
     500,000   PEMBROKE PINES FL CHARTER SCHOOL (OTHER
               REVENUE, GUARANTEE AGREEMENT)ss+/-                                1.65         07/01/2032            500,000
     670,000   SARASOTA COUNTY FL CONTINUING CARE RETIREMENT
               COMMUNITY GLENRIDGE PALMER PROJECT (HFFA
               REVENUE, BANK OF SCOTLAND LOC)ss+/-                               1.40         06/01/2036            670,000
   2,600,000   SARASOTA COUNTY FL PLANNED PARENTHOOD
               INCORPORATED PROJECT (OTHER REVENUE, WACHOVIA
               BANK LOC)ss+/-                                                    1.67         10/01/2041          2,600,000
                                                                                                                 15,750,000
                                                                                                            ---------------
GEORGIA: 1.90%
   4,700,000   COBB COUNTY GA (PROPERTY TAX REVENUE)                             2.25         12/31/2008          4,718,846
                                                                                                            ---------------
ILLINOIS: 11.59%
   2,755,000   CHANNAHON IL MORRIS HOSPITAL SERIES A (HCFR, US
               BANK NA LOC)ss+/-                                                 1.70         12/01/2023          2,755,000
   3,160,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-502
               (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-                     1.63         01/01/2033          3,160,000
   2,105,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY CHICAGO
               SYMPHONY ORCHESTRA PROJECT (RECREATIONAL
               FACILITIES REVENUE, NORTHERN TRUST CORPORATION
               LOC)ss+/-                                                         1.65         12/01/2028          2,105,000
     300,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY LOYALA
               ACADEMY PROJECT (PRIVATE SCHOOL REVENUE,
               JPMORGAN CHASE BANK LOC)ss+/-                                     1.67         10/01/2031            300,000
   2,240,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY
               MCCORMICK THEOLOGICAL PROJECT B (COLLEGE &
               UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION
               LOC)ss+/-                                                         1.64         06/01/2035          2,240,000
     935,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY
               PRESBYTERIAN HOMES PROJECT (HCFR, NORTHERN
               TRUST CORPORATION LOC)ss+/-                                       1.64         04/01/2035            935,000
   1,000,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE
               CHRISTIAN HERITAGE ACADEMY US BANK NA LOC
               (PRIVATE SCHOOL REVENUE LOC)ss+/-                                 2.20         12/01/2021          1,000,000
   1,500,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY
               ROOSEVELT UNIVERSITY PROJECT (COLLEGE &
               UNIVERSITY REVENUE, JPMORGAN CHASE BANK
               LOC)ss+/-                                                         1.67         04/01/2025          1,500,000
   2,515,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY
               NEWBERRY LIBRARY PROJECT (OTHER REVENUE,
               NORTHERN TRUST CORPORATION LOC)ss+/-                              1.85         03/01/2028          2,515,000
     250,000   ILLINOIS FINANCE AUTHORITY BRADLEY UNIVERSITY
               SERIES A (OTHER REVENUE, NORTHERN TRUST
               CORPORATION LOC)ss+/-                                             1.63         04/01/2033            250,000
     375,000   ILLINOIS FINANCE AUTHORITY BRADLEY UNIVERSITY
               SERIES B (OTHER REVENUE, NORTHERN TRUST
               CORPORATION LOC)ss+/-                                             2.00         04/01/2038            375,000
     500,000   ILLINOIS FINANCE AUTHORITY LAKE COUNTY FAMILY
               YMCA (OTHER REVENUE)ss+/-                                         1.67         11/01/2037            500,000
   3,290,000   ILLINOIS FINANCE AUTHORITY LAKE FOREST COUNTRY
               DAY SCHOOL PROJECT (PRIVATE SCHOOL REVENUE,
               NORTHERN TRUST CORPORATION LOC)ss+/-                              1.64         07/01/2035          3,290,000
   1,700,000   ILLINOIS FINANCE AUTHORITY RICHARD H. DRIEHAUS
               MUSEUM (OTHER REVENUE, NORTHERN TRUST
               CORPORATION LOC)ss+/-                                             1.64         02/01/2035          1,700,000
   1,700,000   ILLINOIS FINANCE AUTHORITY SPERTUS INSTITUTE
               (GO - STATES, TERRITORIES, NORTHERN TRUST
               CORPORATION LOC)ss+/-                                             1.63         09/01/2035          1,700,000
   1,345,000   ILLINOIS HEALTH FACILITIES AUTHORITY (HOSPITAL
               REVENUE, MBIA INSURED)ss+/-                                       1.77         05/15/2024          1,345,000
   1,800,000   ILLINOIS STATE SERIES 660 (PROPERTY TAX
               REVENUE, AMBAC INSURED)ss+/-                                      1.87         11/01/2012          1,800,000
   1,300,000   ILLINOIS STATE SERIES G (GO STATES,
               TERRITORIES)ss+/-                                                 1.66         05/01/2012          1,300,000
                                                                                                                 28,770,000
                                                                                                            ---------------
INDIANA: 4.27%
   2,500,000   DECATUR TOWNSHIP MARION COUNTY IN MULTI-SCHOOL
               BUILDING CORPORATION (LEASE REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                           1.65         07/15/2019          2,500,000
   4,790,000   INDIANA ADVANCE FUNDING PROGRAM NOTES SERIES A
               (OTHER REVENUE)                                                   3.00         01/30/2009          4,817,979

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
INDIANA (continued)
$  1,295,000   INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL
               ASSOCIATION SERIES A (HCFR, US BANK NA
               LOC)ss+/-                                                        1.43%        10/01/2032    $     1,295,000
   1,500,000   INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY
               REVENUE ST. MARY PROJECT (COLLEGE & UNIVERSITY
               REVENUE, BANK ONE INDIANA NA LOC)ss+/-                            2.35         02/15/2026          1,500,000
     470,000   INDIANA STATE UNIVERSITY OF INDIANAPOLIS
               (COLLEGE & UNIVERSITY REVENUE, FIFTH THIRD BANK
               LOC)ss+/-                                                         1.43         10/01/2030            470,000
                                                                                                                 10,582,979
                                                                                                            ---------------
IOWA: 2.32%
   3,000,000   IOWA FINANCE AUTHORITY HEALTH SYSTEM SERIES A
               (HCFR, MBIA INSURED)                                              5.13         07/01/2008          3,063,022
     435,000   IOWA FINANCE AUTHORITY HOLY FAMILY CATHOLIC
               SCHOOLS (EDUCATIONAL FACILITIES REVENUE, ALLIED
               IRISH BANK PLC LOC)ss+/-                                          1.43         03/01/2036            435,000
   1,285,000   IOWA FINANCE AUTHORITY STUDENT HOUSING DES
               MOINES LLC PROJECT A (HOUSING REVENUE, CITIBANK
               NA LOC)ss+/-                                                      1.61         06/01/2039          1,285,000
     300,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE
               COLLEGE DUBUQUE PROJECT (COLLEGE & UNIVERSITY
               REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                     1.43         05/01/2029            300,000
     665,000   IOWA STATE SCHOOL CASH ANTICIPATION PROGRAM
               SERIES B (OTHER REVENUE, FIRST SECURITY BANK
               LOC)                                                              3.75         01/23/2009            670,373
                                                                                                                  5,753,395
                                                                                                            ---------------
KENTUCKY: 1.55%
   2,400,000   JEFFERSON COUNTY KY INDUSTRIAL DEVELOPMENT
               (INDUSTRIAL DEVELOPMENT REVENUE, UBS AG
               LOC)ss+/-                                                         1.70         08/01/2021          2,400,000
   1,450,000   KENTUCKY ASSET LIABILITY COMMISSION TRAN SERIES
               A (OTHER REVENUE)                                                 4.50         06/26/2008          1,450,724
                                                                                                                  3,850,724
                                                                                                            ---------------
LOUISIANA: 1.05%
   1,110,000   LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB
               INSURED)ss+/-                                                     1.72         09/01/2033          1,110,000
   1,500,000   LOUISIANA PUBLIC FACILITIES AUTHORITY TIGER
               ATHLETIC FOUNDATION PROJECT (COLLEGE &
               UNIVERSITY REVENUE)ss+/-                                          1.55         09/01/2034          1,500,000
                                                                                                                  2,610,000
                                                                                                            ---------------
MAINE: 0.31%
     780,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS
               529 (OTHER REVENUE)ss+/-                                          1.79         12/01/2010            780,000
                                                                                                            ---------------
MASSACHUSETTS : 0.20%
     500,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY
               BUCKINGHAM BROWN & NICHOLS (ECONOMIC
               DEVELOPMENT REVENUE, JPMORGAN CHASE BANK
               LOC)ss+/-                                                         1.59         06/01/2036            500,000
                                                                                                            ---------------
MICHIGAN: 6.00%
   3,800,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2003-35
               MICHIGAN (LEASE REVENUE, MBIA INSURED)ss+/-                       2.62         10/15/2011          3,800,000
   3,000,000   DETROIT MI CITY SCHOOL DISTRICT (OTHER REVENUE,
               FGIC INSURED)ss+/-                                                1.67         05/01/2033          3,000,000
   3,120,000   MICHIGAN HEFA (COLLEGE & UNIVERSITY REVENUE,
               FIFTH THIRD BANK LOC)ss+/-                                        1.65         04/01/2032          3,120,000
   1,300,000   MICHIGAN SERIES B2 (OTHER REVENUE, SCOTIABANK
               LOC)                                                              4.50         08/20/2008          1,302,217
   1,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY
               HOLLAND COMMUNITY HOSPITAL SERIES B (HOSPITAL
               REVENUE, BANK ONE MICHIGAN LOC)ss+/-                              1.65         01/01/2034          1,000,000
   1,570,000   MICHIGAN STATE STRATEGIC FUND LIMITED
               OBLIGATION DE LA SALLE COLLEGIATE PROJECT
               (COLLEGE & UNIVERSITY REVENUE, FIFTH THIRD BANK
               LOC)ss+/-                                                         1.65         06/01/2031          1,570,000
   1,100,000   OAKLAND COUNTY MI ECONOMIC DEVELOPMENT
               CORPORATION LIMITED OBLIGATION PONTIAC VISION
               SCHOOLS PROJECT (PRIVATE SCHOOL REVENUE, ALLIED
               IRISH BANK PLC LOC)ss+/-                                          1.55         08/01/2020          1,100,000
                                                                                                                 14,892,217
                                                                                                            ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
MINNESOTA: 6.79%
$    100,000   BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR,
               FNMA INSURED)ss+/-                                                1.60%        07/15/2030    $       100,000
   1,660,000   DAKOTA COUNTY MN CDA CATHOLIC FINANCE
               CORPORATION (ECONOMIC DEVELOPMENT REVENUE, US
               BANK NA LOC)ss+/-                                                 1.65         01/01/2012          1,660,000
     535,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-489
               (OTHER REVENUE, AMBAC INSURED)ss+/-                               1.63         01/01/2030            535,000
     735,000   INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED
               PROJECT (HOUSING REVENUE, FNMA INSURED)ss+/-                      1.60         05/15/2035            735,000
   1,700,000   MINNEAPOLIS MN MACPHAIL CENTER FOR MUSIC
               PROJECT (STATE & LOCAL GOVERNMENTS, US BANK NA
               LOC)ss+/-                                                         1.43         08/01/2036          1,700,000
   1,000,000   MINNESOTA SCHOOL DISTRICTS TAX & AID
               ANTICIPATION BORROWING PROGRAM CERTIFICATES
               (EDUCATIONAL FACILITIES REVENUE)                                  4.50         08/28/2008          1,001,971
   1,325,000   MINNESOTA STATE (PROPERTY TAX REVENUE, CITIBANK
               NA LOC)                                                           5.00         08/01/2008          1,332,058
   1,025,000   MINNESOTA STATE HEFAR OLAF COLLEGE FIVE M2
               (COLLEGE & UNIVERSITY REVENUE, HARRIS TRUST
               SAVINGS BANK LOC)ss+/-                                            1.40         10/01/2020          1,025,000
     215,000   MINNESOTA STATE HEFAR TRUSTEES HAMLINE
               UNIVERSITY SERIES 6E3 (COLLEGE & UNIVERSITY
               REVENUE, HARRIS TRUST SAVINGS BANK LOC)ss+/-                      1.62         10/01/2016            215,000
   2,015,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES
               5L (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH
               BANK PLC LOC)ss+/-                                                1.63         04/01/2027          2,015,000
   1,400,000   MINNETONKA MN (HOUSING REVENUE, FNMA
               INSURED)ss+/-                                                     1.60         05/15/2034          1,400,000
       5,000   OAK PARK HEIGHTS MN BOUTWELLS LANDING PROJECT
               (HOUSING REVENUE, FHLMC)ss+/-                                     1.60         11/01/2035              5,000
   3,040,000   ROSEWELL MN ROSWELL LLC PROJECT SERIES A
               (COLLEGE & UNIVERSITY REVENUE) ss+/-                              1.65         07/01/2036          3,040,000
   1,000,000   ST. PAUL MN HOUSING & RDA HIGHLAND RIDGE
               PROJECT (MFHR, FNMA INSURED)ss+/-                                 1.60         10/01/2033          1,000,000
   1,090,000   ST. PAUL MN PORT AUTHORITY MFHR (HOUSING
               REVENUE, FHLMC INSURED)ss+/-                                      1.60         02/01/2034          1,090,000
                                                                                                                 16,854,029
                                                                                                            ---------------
MISSOURI: 3.31%
   1,000,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-90
               (COLLEGE & UNIVERSITY REVENUE, ABN AMRO BANK NV
               LOC)ss+/-                                                         1.65         01/15/2015          1,000,000
     810,000   INDEPENDENCE MO IDA THE MANSIONS PROJECT (MFHR,
               FHLMC INSURED)ss+/-                                               1.65         08/01/2035            810,000
   1,130,000   JACKSON COUNTY MO IDA KANSAS CITY HOSPICE
               (OTHER REVENUE, FIFTH THIRD BANK LOC)ss+/-                        1.80         01/01/2030          1,130,000
     250,000   KANSAS CITY MO IDA REVENUE EWING MARION
               KAUFFMAN FOUNDATION (OTHER REVENUE LOC)ss+/-                      1.40         04/01/2027            250,000
   1,345,000   KANSAS CITY MO IDA REVENUE EWING MARION
               KAUFFMAN SERIES A (COLLEGE & UNIVERSITY REVENUE
               LOC)ss+/-                                                         1.40         04/01/2027          1,345,000
     330,000   MISSOURI STATE HEFA SOUTHWEST BAPTIST
               UNIVERSITY PROJECT (HCFR, BANK OF AMERICA NA
               LOC)ss+/-                                                         1.43         10/01/2033            330,000
   2,200,000   MISSOURI STATE HEFA WASHINGTON UNIVERSITY
               SERIES C (COLLEGE & UNIVERSITY REVENUE,
               JPMORGAN CHASE BANK LOC)ss+/-                                     1.30         09/01/2030          2,200,000
   1,155,000   MISSOURI STATE PUBLIC UTILITIES COMMUNITY
               (OTHER REVENUE)                                                   4.75         09/01/2008          1,157,642
                                                                                                                  8,222,642
                                                                                                            ---------------
NEVADA: 1.56%
     595,000   CLARK COUNTY NV ECONOMIC DEVELOPMENT
               OPPORTUNITY VILLAGE FOUNDATION PROJECT (OTHER
               REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                          1.63         01/01/2037            595,000
   1,705,000   LAS VEGAS NV ECONOMIC DEVELOPMENT (OTHER
               REVENUE, BANK OF NEW YORK LOC)ss+/-                               1.63         10/01/2035          1,705,000
   1,570,000   TRUCKEE MEADOWS NV WATER AUTHORITY SERIES 1879
               (WATER REVENUE, FIRST SECURITY BANK LOC)ss+/-                     1.67         07/01/2014          1,570,000
                                                                                                                  3,870,000
                                                                                                            ---------------
NEW HAMPSHIRE: 1.67%
   1,575,000   NEW HAMPSHIRE HEFA COLBY SAWYER COLLEGE
               (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH
               BANK PLC LOC)ss+/-                                                1.58         09/01/2036          1,575,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
NEW HAMPSHIRE (continued)
$    620,000   NEW HAMPSHIRE HEFA CROTCHED MOUNTAIN
               REHABILITATION (HFFA REVENUE, ALLIED IRISH BANK
               PLC LOC)ss+/-                                                     1.64%        01/01/2037    $       620,000
   1,940,000   NEW HAMPSHIRE HEFA HEALTH CARE SERIES A (OTHER
               REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                            1.62         01/01/2030          1,940,000
                                                                                                                  4,135,000
                                                                                                            ---------------
NEW JERSEY: 0.40%
     990,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS
               4036 (TRANSPORTATION REVENUE, AMBAC
               INSURED)ss+/-                                                     1.61         01/01/2025            990,000
                                                                                                            ---------------
NEW MEXICO: 1.01%
   1,000,000   NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES A1
               (OTHER REVENUE, STATE STREET BANK & TRUST
               LOC)ss+/-                                                         1.55         06/15/2024          1,000,000
   1,500,000   UNIVERSITY OF NEW MEXICO SERIES 2498 (COLLEGE &
               UNIVERSITY REVENUE, FIRST SECURITY BANK
               LOC)ss+/-                                                         1.67         06/01/2015          1,500,000
                                                                                                                  2,500,000
                                                                                                            ---------------
NEW YORK: 1.98%
   3,630,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS
               1516 (AIRPORT REVENUE, FIRST SECURITY BANK
               LOC)ss+/-                                                         1.61         08/15/2032          3,630,000
   1,280,000   TOBACCO SETTLEMENT FINANCING CORPORATION NEW
               YORK SERIES 4508 (OTHER REVENUE, AMBAC
               INSURED)ss+/-                                                     1.65         06/01/2021          1,280,000
                                                                                                                  4,910,000
                                                                                                            ---------------
NORTH DAKOTA: 0.81%
   2,000,000   CASS COUNTY ND HEALTH CARE ESSENTIALS SERIES A2
               (HCFR, GUARANTEE AGREEMENT)ss+/-                                  1.60         02/15/2037          2,000,000
                                                                                                            ---------------
OHIO: 3.49%
   2,035,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2004-4
               OHIO (COLLEGE & UNIVERSITY REVENUE, AMBAC
               INSURED)ss+/-                                                     2.62         06/01/2012          2,035,000
     300,000   CLEVELAND-CUYAHOGA COUNTY OH PORT AUTHORITY
               CARNEGIE 89 GARAGE PROJECT (OTHER REVENUE,
               JPMORGAN CHASE BANK LOC)ss+/-                                     1.55         01/01/2037            300,000
   2,335,000   FRANKLIN COUNTY OH CHELSEA FIRST COMMUNITY
               VILLAGE PROJECT (HFFA REVENUE, BANK OF AMERICA
               NA LOC)ss+/-                                                      1.62         03/01/2036          2,335,000
   1,895,000   HAMILTON OH AFFORDABLE HOUSING SERIES B
               (HOUSING REVENUE, FHLB INSURED)ss+/-                              1.66         01/01/2035          1,895,000
   1,165,000   INDEPENDENCE OH ECONOMIC DEVELOPMENT SERIES
               2001 (IDR, US BANK NA LOC)ss+/-                                   1.80         12/01/2016          1,165,000
     930,000   OHIO STATE HEFAR SERIES A (LEASE REVENUE, FIFTH
               THIRD BANK LOC)ss+/-                                              1.56         09/01/2027            930,000
                                                                                                                  8,660,000
                                                                                                            ---------------
OKLAHOMA: 0.64%
   1,590,000   PAYNE COUNTY OK ECONOMICAL DEVELOPMENT
               AUTHORITY PHASE III PROJECT (EDUCATIONAL
               FACILITIES REVENUE, AMBAC INSURED)ss+/-                           9.00         07/01/2032          1,590,000
                                                                                                            ---------------
PENNSYLVANIA: 4.50%
   3,130,000   BEAVER COUNTY PA IDA ELECTRIC COMPANY PROJECT
               SERIES A (OTHER REVENUE)ss+/-                                     1.63         11/01/2020          3,130,000
   4,640,000   LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC
               HOMES PROJECT SERIES C (HCFR, WACHOVIA BANK
               LOC)ss+/-                                                         1.30         11/01/2019          4,640,000
     450,000   PENNSYLVANIA STATE HEFAR HONEYSUCKLE STUDENT
               HOLDING SERIES A (COLLEGE & UNIVERSITY REVENUE,
               ALLIED IRISH BANK PLC LOC)ss+/-                                   1.62         07/01/2034            450,000
     830,000   PENNSYLVANIA STATE HEFAR STUDENT HOUSING
               REVENUE SERIES A (OTHER REVENUE LOC)ss+/-                         1.64         11/01/2036            830,000
   1,300,000   PENNSYLVANIA STATE TURNPIKE COMMISSION SERIES C
               (TRANSPORTATION REVENUE, AMBAC INSURED)ss+/-                      3.00         12/01/2022          1,300,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
PENNSYLVANIA (continued)
$    825,000   PHILADELPHIA PA SCHOOL DISTRICT TRAN SERIES A
               (OTHER REVENUE, BANK OF AMERICA NA LOC)                           4.50%        06/27/2008    $       825,425
                                                                                                                 11,175,425
                                                                                                            ---------------
PUERTO RICO: 0.49%
   1,225,000   PUERTO RICO COMMONWEALTH TRAN (PROPERTY TAX
               REVENUE)                                                          4.25         07/30/2008          1,226,615
                                                                                                            ---------------
SOUTH CAROLINA: 0.52%
   1,295,000   SOUTH CAROLINA STATE PUBLIC SERVICES AUTHORITY
               (OTHER REVENUE, MBIA INSURED)ss+/-                                1.65         01/01/2022          1,295,000
                                                                                                            ---------------
TENNESSEE: 1.78%
   1,900,000   CHATTANOOGA TN INDUSTRIAL DEVELOPMENT BOARD
               (IDR, AMBAC INSURED)ss+/-                                         1.76         10/01/2027          1,900,000
   1,735,000   SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY
               LOCAL GOVERNMENT PUBLIC IMPROVEMENT SERIES
               VI-D1 (OTHER REVENUE, AMBAC INSURED)ss+/-                         3.00         06/01/2030          1,735,000
     770,000   SHELBY COUNTY TN INDUSTRIAL DEVELOPMENT BOARD
               YMCA PROJECTS (OTHER REVENUE, WACHOVIA BANK
               LOC)ss+/-                                                         1.65         10/01/2022            770,000
                                                                                                                  4,405,000
                                                                                                            ---------------
TEXAS: 9.26%
   1,800,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-55
               (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND
               GUARANTEED)ss+/-                                                  1.65         02/01/2014          1,800,000
   1,000,000   BEXAR COUNTY TX HOUSING FINANCE CORPORATION
               VISTA MEADOWS PROJECT (HOUSING REVENUE, FHLMC
               INSURED)ss+/-                                                     1.60         09/01/2036          1,000,000
   1,295,000   COASTAL BEND TX HEALTH FACILITIES DEVELOPMENT
               CORPORATION CHRISTUS HEALTH SUBSERIES B3 (HCFR,
               AMBAC INSURED)ss+/-                                               2.85         07/01/2041          1,295,000
   1,000,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-514
               (OTHER REVENUE, PERMANENT SCHOOL FUND
               GUARANTEED)ss+/-                                                  1.63         02/15/2038          1,000,000
   2,000,000   HOUSTON TX FINANCE CORPORATION ROCS RR II R-850
               (HOUSING REVENUE, FHLMC INSURED)ss+/-                             1.61         05/01/2033          2,000,000
   1,100,000   HOUSTON TX SERIES SG 139 (COLLEGE & UNIVERSITY
               REVENUE, SOCIETE GENERALE LOC)ss+/-                               1.63         11/15/2029          1,100,000
   2,495,000   HOUSTON TX WATER & SEWER SYSTEM (WATER & SEWER
               REVENUE, MBIA INSURED)ss+/-                                       1.79         12/01/2023          2,495,000
   1,240,000   LUBBOCK TX (OTHER REVENUE, FIRST SECURITY BANK
               LOC)ss+/-                                                         1.65         02/15/2027          1,240,000
   2,400,000   PORT ARTHUR TX NAVAL DISTRICT SERIES C (IDR,
               GUARANTEE AGREEMENT)ss+/-                                         1.75         04/01/2027          2,400,000
   3,635,000   ROCKWALL TX INDEPENDENT SCHOOL DISTRICT
               (PROPERTY TAX REVENUE, DEXIA INSURED)ss+/-                        1.60         08/01/2037          3,635,000
   5,000,000   TEXAS STATE TRAN (OTHER REVENUE)                                  4.50         08/28/2008          5,009,190
                                                                                                                 22,974,190
                                                                                                            ---------------
VERMONT: 1.21%
   3,000,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS
               FINANCING AGENCY FLETCHER ALLEN HOSPITAL SERIES
               A (HCFR)ss+/-                                                     1.52         12/01/2030          3,000,000
                                                                                                            ---------------
VIRGINIA: 0.81%
   2,020,000   JAMES CITY COUNTY VA IDA CHAMBREL PROJECT
               (OTHER REVENUE, FNMA INSURED)ss+/-                                1.56         11/15/2032          2,020,000
                                                                                                            ---------------
WASHINGTON: 0.27%
     420,000   EVERETT WA (PROPERTY TAX REVENUE LOC, BANK OF
               AMERICA NA LOC)ss+/-                                              1.60         12/01/2021            420,000
     245,000   KING COUNTY WA HOUSING AUTHORITY SERIES A
               (HOUSING REVENUE, FHLMC INSURED)ss+/-                             1.55         07/01/2035            245,000
                                                                                                                    665,000
                                                                                                            ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------------------------   -------------   -------------   ---------------
WISCONSIN: 3.73%
$  2,480,000   WISCONSIN STATE HEFAR BAY AREA MEDICAL CENTER
               INCORPORATED (HCFR, MARSHALL & ISLEY BANK
               LOC)ss+/-                                                         1.43%        02/01/2038    $     2,480,000
   2,520,000   WISCONSIN STATE HEFAR FRANCISCAN SISTERS SERIES
               B (HCFR, MARSHALL & ISLEY BANK LOC)ss+/-                          1.63         09/01/2033          2,520,000
     495,000   WISCONSIN STATE HEFAR HOSPICE CARE HOLDINGS
               INCORPORATED (HCFR LOC)ss+/-                                      1.67         05/01/2030            495,000
   3,750,000   WISCONSIN STATE HEFAR MERITER RETIREMENT
               SERVICES SERIES A (OTHER REVENUE, KBC BANK NV
               LOC)ss+/-                                                         1.65         03/01/2038          3,750,000
                                                                                                                  9,245,000
                                                                                                            ---------------
WYOMING: 1.08%
   2,675,000   SWEETWATER COUNTY WY PACIFIC CORPORATION
               PROJECT SERIES A (PCR, BARCLAYS BANK PLC
               LOC)ss+/-                                                         1.56         07/01/2015          2,675,000
                                                                                                            ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $225,726,062)                                                               225,726,062
                                                                                                            ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $247,381,062)*                 99.70%                                                                 $   247,381,062
OTHER ASSETS AND LIABILITIES, NET     0.30                                                                          741,339
                                    ------                                                                  ---------------
TOTAL NET ASSETS                    100.00%                                                                 $   248,122,401
                                    ------                                                                  ---------------

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-     VARIABLE RATE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MONEY MARKET TRUSTS NOTES

NOTES TO PORTFOLIO OF INVESTMENT

1. SECURITY VALUATION

     The Funds invest only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

     The amortized cost method is used to value portfolio securities, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

     Investments which are not valued using the method discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of the identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

2. FAIR VALUATION MEASUREMENTS

     The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)


     The following is a summary of the inputs used as of May 31, 2008 in valuing the Funds' investments in securities:

                                                                                       TOTAL FAIR
                                                                                       VALUE AS OF
MONEY MARKET TRUST                          LEVEL 1       LEVEL 2        LEVEL 3         5/31/08
-----------------------------------------   -------   --------------   -----------   --------------
California Tax-Free Money Market Trust        $--     $  615,766,268       $--       $  615,766,268
Money Market Trust                             --      3,692,546,699    16,400,000    3,708,946,699
National Tax-Free Money Market Trust           --        247,381,062        --          247,381,062

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                               MONEY MARKET
                                                   TRUST
                                               ------------
Balance as of 2/29/2008                         $17,832,000
   Accrued discounts/premiums                             0
   Realized gain (loss)                                   0
   Unrealized appreciation/(depreciation)        (1,432,000)
   Net purchases (sales)                                  0
Balance as of 05/31/2008                        $16,400,000

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Target Today Fund, Wells Fargo Advantage Target 2010 Fund, Wells Fargo Advantage Target 2015 Fund, Wells Fargo Advantage Target 2020 Fund, Wells Fargo Advantage Target 2025 Fund, Wells Fargo Advantage Target 2030 Fund, Wells Fargo Advantage Target 2035 Fund, Wells Fargo Advantage Outlook 2040 Fund, Wells Fargo Advantage Target 2045 Fund, Wells Fargo Advantage Target 2050 Fund, Wells Fargo Advantage California Tax-Free Money Market Fund, Wells Fargo Advantage Cash Investment Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Minnesota Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, Wells Fargo Advantage Prime Investment Money Market Fund, Wells Fargo Advantage Treasury Plus Money Market Fund, Wells Fargo Advantage 100% Treasury Money Market Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage Overland Express Sweep Fund, Wells Fargo Advantage Money Market Trust, Wells Fargo Advantage California Tax-Free Money Market Trust, Wells Fargo Advantage National Tax-Free Money Market Trust, Wells Fargo Advantage Life Stage
- Aggressive Portfolio, Wells Fargo Advantage Life Stage - Conservative Portfolio, and Wells Fargo Advantage Life Stage - Moderate Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  July 23, 2008


/s/ Karla M. Rabusch
-----------------------
Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Target Today Fund, Wells Fargo Advantage Target 2010 Fund, Wells Fargo Advantage Target 2015 Fund, Wells Fargo Advantage Target 2020 Fund, Wells Fargo Advantage Target 2025 Fund, Wells Fargo Advantage Target 2030 Fund, Wells Fargo Advantage Target 2035 Fund, Wells Fargo Advantage Outlook 2040 Fund, Wells Fargo Advantage Target 2045 Fund, Wells Fargo Advantage Target 2050 Fund, Wells Fargo Advantage California Tax-Free Money Market Fund, Wells Fargo Advantage Cash Investment Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Minnesota Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, Wells Fargo Advantage Prime Investment Money Market Fund, Wells Fargo Advantage Treasury Plus Money Market Fund, Wells Fargo Advantage 100% Treasury Money Market Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage Overland Express Sweep Fund, Wells Fargo Advantage Money Market Trust, Wells Fargo Advantage California Tax-Free Money Market Trust, Wells Fargo Advantage National Tax-Free Money Market Trust, Wells Fargo Advantage Life Stage
- Aggressive Portfolio, Wells Fargo Advantage Life Stage - Conservative Portfolio, and Wells Fargo Advantage Life Stage - Moderate Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  July 23, 2008


/s/ Stephen W. Leonhardt
------------------------
Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           Wells Fargo Funds Trust

                                           By: /s/ Karla M. Rabusch
                                               ---------------------------------
                                               Karla M. Rabusch
                                               President

                                           Date:  July 23, 2008

                                           By: /s/ Stephen W. Leonhardt
                                               ---------------------------------
                                               Stephen W. Leonhardt
                                               Treasurer

                                           Date:  July 23, 2008

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                           Wells Fargo Funds Trust


                                           By: /s/ Karla M. Rabusch
                                               ---------------------------------
                                               Karla M. Rabusch
                                               President

                                           Date: July 23, 2008

                                           By: /s/ Stephen W. Leonhardt
                                               ---------------------------------
                                               Stephen W. Leonhardt
                                               Treasurer

                                           Date: July 23, 2008